Registration No. 333-127445
                                                 Registration No. 811-07659
-----------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              -------------------

                                    FORM N-4


        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]

        Pre-Effective Amendment No.                               [ ]

        Post-Effective Amendment No. 3                            [X]


                                    AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

        Amendment No.  182                                        [X]


                       (Check appropriate box or boxes)

                              -------------------

                           SEPARATE ACCOUNT No. 49
                                      of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                              -------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

          1290 Avenue of the Americas, New York, New York 10104
           (Address of Depositor's Principal Executive Offices)
    Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------
                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)
                              ---------------------

               Please send copies of all communications to:

                            CHRISTOPHER PALMER, ESQ.
                               GOODWIN PROCTER LLP
                            901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

         Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

         It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]      On May 1, 2007 pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

AXA Equitable Retirement Income for Life(SM)

A variable deferred annuity contract

PROSPECTUS DATED MAY 1, 2007


Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.


--------------------------------------------------------------------------------

WHAT IS AXA EQUITABLE RETIREMENT INCOME FOR LIFE(SM) ?


AXA Equitable Retirement Income for Life(SM) is a deferred annuity contract with an income feature issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for guaranteed payments from those savings and a guaranteed death benefit. It also offers a number of annuitization options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options ("investment options"). This contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary or not be available in all contracts, in all states or from all selling broker-dealers. Please see
Appendix IV later in this Prospectus for more information on state variations of certain features and benefits.




--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
o AXA Conservative Allocation        o AXA Moderate-Plus Allocation
o AXA Conservative-Plus Allocation   o AXA Aggressive Allocation
o AXA Moderate Allocation            o EQ/Franklin Templeton Founding Strategy*
--------------------------------------------------------------------------------



* This investment option will be available on or about May 29, 2007, subject to regulatory approval.

You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") of AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


TYPES OF CONTRACTS. We offer the contracts for use as:



o  A nonqualified annuity ("NQ") for after-tax contributions only.

o An individual retirement annuity ("IRA"), either traditional IRA (Rollover only) or Roth IRA (Rollover only).

o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP") (Rollover and direct transfer contributions only).

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only).


A contribution of at least $25,000 is required to purchase an AXA Equitable Retirement Income for Life(SM) contract.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2007, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ, 07096-1547 or calling 1-800-789-7771. The SAI has been incorporated by reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.





The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                                          X01477

Contents of this Prospectus
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AXA EQUITABLE RETIREMENT INCOME FOR LIFE(SM)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is AXA Equitable?                                                        5
How to reach us                                                              6
AXA Equitable Retirement Income for Life(SM) at a
     glance -- key features                                                  8


--------------------------------------------------------------------------------
FEE TABLE                                                                   11
--------------------------------------------------------------------------------
Example                                                                     13
Condensed financial information                                             15


--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           16
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        16
Owner and annuitant requirements                                            19
How you can make your contributions                                         19
What are your investment options under the contract?                        19
Portfolios of the Trusts                                                    20
Allocating your contributions                                               21
AXA Equitable Retirement Income for Life(SM) benefit                        21
Guaranteed minimum death benefit                                            23
Your right to cancel within a certain number of days                        23


--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        24
--------------------------------------------------------------------------------
Your account value and cash value                                           24
Your contract's value in the variable investment options                    24
Insufficient account value                                                  24



--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         25
--------------------------------------------------------------------------------
Transferring your account value                                             25
Disruptive transfer activity                                                25
Rebalancing your account value                                              26



----------------------
"We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.



2  Contents of this Prospectus

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4. ACCESSING YOUR MONEY                                                     27
--------------------------------------------------------------------------------
Withdrawing your account value                                              27
How withdrawals are taken from your account value                           28
How withdrawals affect your Guaranteed minimum death benefit                28
How withdrawals affect the AXA Equitable Retirement
     Income for Life(SM) benefit                                            28
Surrendering your contract to receive its cash value                        28
When to expect payments                                                     28
Your annuitization options                                                  28


--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     31
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          31

Charges that the Trusts deduct                                              33

Group or sponsored arrangements                                             33
Other distribution arrangements                                             33



--------------------------------------------------------------------------------
6. EFFECT OF DEATH                                                          34
--------------------------------------------------------------------------------
Your beneficiary and payment of death benefit                               38
Successor owner and annuitant                                               38
Beneficiary continuation option                                             38


--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          41
--------------------------------------------------------------------------------
Overview                                                                    41
Buying a contract to fund a retirement arrangement                          41
Transfers among investment options                                          41
Taxation of payments from NQ contracts                                      41
Individual retirement arrangements (IRAs)                                   43
Tax-sheltered annuity contracts (TSAs)                                      50
Federal and state income tax withholding and
     information reporting                                                  53
Special rules for contracts funding qualified plans                         54
Impact of taxes to AXA Equitable                                            54


--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         55
--------------------------------------------------------------------------------
About Separate Account No. 49                                               55

About the Trusts                                                            55

About the general account                                                   55
About other methods of payment                                              55
Dates and prices at which contract events occur                             56
About your voting rights                                                    56
About legal proceedings                                                     57
Financial statements                                                        57
Transfers of ownership, collateral assignments, loans
     and borrowing                                                          57

About Custodial IRAs                                                        57

Distribution of the contracts                                               57


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APPENDICES
--------------------------------------------------------------------------------
  I -- Condensed financial information                                      A-1
 II -- Purchase considerations for QP contracts                             B-1
III -- Hypothetical illustrations                                           C-1
 IV -- State contract variations of certain
          features and benefits                                             D-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this Prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------
This index should help you locate more information on the terms used in this Prospectus.



                                                                Page
   account value                                                  24
   administrative charge                                          31
   annuitant                                                      16
   annuitization options                                          28
   annuity purchase factors                                       29
   Applicable percentage                                          18
   AXA Equitable Retirement Income for Life(SM) benefit            8
   AXA Equitable Retirement Income for Life(SM)
     benefit charge                                               32
   Automatic RMD service                                          24
   beneficiary                                                    38
   Beneficiary continuation option ("BCO")                        38
   business day                                                   56
   cash value                                                     24
   charges for state premium and other applicable taxes           32
   contract date                                                   9
   contract date anniversary                                       9
   contract maturity date                                         30
   contract year                                                   9
   contributions to Roth IRAs                                     47
      rollovers and transfers                                     48
      conversion contributions                                    48
   contributions to traditional IRAs                              44
      rollovers and transfers                                     44
   disability, terminal illness or confinement to nursing home    32
   disruptive transfer activity                                   25
   distribution charge                                            31
   EQAccess                                                        6
   ERISA                                                          33
   Excess withdrawal                                              18
   free look                                                      23
   free withdrawal amount                                         32
   general account                                                55
   Guaranteed annual payment                                       8
   Guaranteed minimum death benefit                               23
   IRA                                                         cover


                                                                Page
   IRS                                                            41
   Income base                                                    21
   investment options                                          cover
   Joint life                                                      8
   lifetime required minimum distribution withdrawals             27
   market timing                                                  25
   Mortality and expense risks charge                             31
   NQ                                                          cover
   partial withdrawals                                            27
   participant                                                    19
   portfolio                                                   cover
   processing office                                               6
   QP                                                          cover
   Rebalancing                                                    26
   Rollover IRA                                                cover
   Rollover TSA                                                cover
   Roth IRA                                                    cover
   SAI                                                         cover
   SEC                                                         cover
   Separate Account No. 49                                        55
   Single life                                                     8
   Successor owner and annuitant                                  38
   TOPS                                                            6
   TSA                                                         cover
   traditional IRA                                             cover
   Trusts                                                         25
   unit                                                           24
   variable investment options                                 cover
   wire transmittals and electronic applications                  55
   withdrawal charge                                              31


To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.


--------------------------------------------------------------------------------
 Prospectus                           Contract or Supplemental Materials
--------------------------------------------------------------------------------
  variable investment options        Investment Funds
  account value                      Annuity Account Value
  unit                               Accumulation Unit
  Guaranteed minimum death benefit   Guaranteed death benefit
--------------------------------------------------------------------------------

4 Index of key words and phrases

Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $795 billion in assets as of December 31, 2006. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        Who is AXA Equitable?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.




--------------------------------------------------------------------------------
 FOR NEW BUSINESS APPLICATIONS WITH CHECKS AND ADDI-
 TIONAL CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
AXA Equitable Retirement Income for Life(SM)
P.O. Box 13014
Newark, NJ 07188-0014



--------------------------------------------------------------------------------
 FOR NEW BUSINESS APPLICATIONS WITH CHECKS AND ADDI-
 TIONAL CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
AXA Equitable Retirement Income for Life(SM)
c/o JPMorgan Chase -- Remit One Lockbox Processing
Lockbox No. 13014
4 Chase Metrotech Center, 7th Floor West
Brooklyn, NY 11245-0001
Attn: Remit One Lockbox



--------------------------------------------------------------------------------
 FOR NEW BUSINESS APPLICATIONS WITHOUT CHECKS AND ALL
 OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS,
 WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 REGULAR MAIL:
--------------------------------------------------------------------------------
AXA Equitable Retirement Income for Life(SM)
P.O. Box 1547
Secaucus, NJ 07096-1547



--------------------------------------------------------------------------------
 FOR NEW BUSINESS APPLICATIONS WITHOUT CHECKS AND ALL
 OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS,
 WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIV-
 ERY:
--------------------------------------------------------------------------------
AXA Equitable Retirement Income for Life(SM)
200 Plaza Drive, 1st Floor
Secaucus, NJ 07094




--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o  written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year.


--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o  your current account value;

o  your current allocation percentages;

o  the number of units you have in the variable investment options;

o  the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o elect to receive certain contract statements electronically (not available through TOPS);

o  change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only); and

o  access Frequently Asked Questions and Service Forms (not available through
   TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).



--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


6  Who is AXA Equitable?

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:


(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);


(2)  conversion of a traditional IRA to a Roth IRA contract;

(3)  election of the rebalancing program;


(4)  requests for withdrawals or surrenders from Rollover TSA contracts;


(5)  tax withholding elections;

(6)  election of the beneficiary continuation option;

(7)  IRA contribution recharacterizations;

(8)  certain Section 1035 exchanges;

(9)  direct transfers;

(10) death claims;

(11) change in ownership (NQ only);

(12) enrollment in either our Maximum payment plan or Customized payment plan withdrawal options;


(13) partial withdrawal requests; and


(14) removing or changing successor owner.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  address changes;

(2)  beneficiary changes;

(3)  transfers between investment options; and

(4)  contract surrender.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  rebalancing;

(2)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:


The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.



                                                        Who is AXA Equitable?  7

AXA Equitable Retirement Income for Life(SM) at a glance -- key features
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
AXA Equitable Retirement    The AXA Equitable Retirement Income for Life(SM) benefit guarantees that you can take lifetime
Income for Life(SM) benefit payments of up to a maximum amount each contract year (your "Guaranteed annual payment"). Your
                            Guaranteed annual payment amount is equal to a percentage of your "Income base." See "Your Income base" in "Contract features and benefits" later in this Prospectus. As shown in the chart immediately below, the applicable percentage is determined based on your age at the time you take your first withdrawal.

                            Age                               Applicable percentage
                            --------------------------------------------------------------------------------------------------------
                            55 - 59-1/2                       4.0%
                            59-1/2 - 64                       4.5%
                            65 - 69                           5.0%
                            70 - 74                           5.5%
                            75 - 79                           6.0%
                            80 and older                      6.5%
                            --------------------------------------------------------------------------------------------------------
                            Payments are taken from your account value and continue during your lifetime even if your account value falls to zero (unless it is caused by a withdrawal that exceeds your Guaranteed annual payment amount). If your contract is based on your life only (you did not name a successor owner)
                            ("Single life"), payments will continue for your life. If your contract is based on joint lives
                            (you named your spouse as successor owner at contract issue) ("Joint life"), payments will continue for the lives of both you and your spouse. QP and TSA Joint life contracts are not permitted. Please see "AXA Equitable Retirement Income for Life(SM) benefit" in "Contract features and benefits" later in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum          Your Guaranteed minimum death benefit is equal to your total contributions adjusted for withdrawals.
death benefit
------------------------------------------------------------------------------------------------------------------------------------
Contribution amounts        o NQ, Rollover IRA, Roth IRA, QP and Rollover TSA contracts
                              o Initial minimum:      $25,000
                              o Additional minimum:   $ 1,000*
                            --------------------------------------------------------------------------------------------------------
                            Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million under all AXA Equitable Retirement Income for Life(SM) series contracts with the same owner or annuitant. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions.

                            *    For both types of IRA, TSA, and QP contracts ongoing or regular contributions are not permitted; only rollovers or direct transfers are permitted.
------------------------------------------------------------------------------------------------------------------------------------
Professional investment     AXA Equitable Retirement Income for Life(SM)'s variable investment options invest in different
management                  portfolios managed by professional investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
Tax considerations          o No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
                            --------------------------------------------------------------------------------------------------------
                            o No tax on transfers among investment options
                              inside the contract.
                            --------------------------------------------------------------------------------------------------------
                            If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA) or Tax
                            Sheltered Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. Because of its income focus, this contract may not be appropriate for Rollover TSA and QP if the funds are subject to withdrawal restrictions. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement.
------------------------------------------------------------------------------------------------------------------------------------


8 AXA Equitable Retirement Income for Life(SM) at a glance -- key features

------------------------------------------------------------------------------------------------------------------------------------
Access to your money        o Partial withdrawals
                            o Maximum payment plan
                            o Customized payment plan
                            o Contract surrender
                            You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty.
------------------------------------------------------------------------------------------------------------------------------------
Additional features         o Account value rebalancing (quarterly, semiannually, and annually)
                            o Free transfers
                            o Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home
                            o Successor owner/annuitant
                            o Beneficiary continuation option
                            o Annuitization options
------------------------------------------------------------------------------------------------------------------------------------
Fees and charges            o Daily charges on amounts invested in variable investment options for mortality and expense risks, administrative charges and distribution charges at an annual rate of 1.25%.
                            o No charge for the Guaranteed minimum death benefit.
                            o An annual charge of 0.65% of the Income base for the AXA Equitable Retirement Income for
                              Life(SM) benefit based on a Single life or 0.80% of the Income base for a Joint life (not available as a QP or TSA contract). This charge will be deducted on each contract date anniversary from your account value. See "AXA Equitable Retirement Income for Life(SM) benefit charge" in "Charges and expenses" later in this Prospectus.
                            o No sales charge deducted at the time you make contributions. During the first seven contract years following a contribution, a charge of up to 7% will be deducted from amounts that you withdraw that exceed your Guaranteed annual payment amount. There is no withdrawal charge in the eighth and later contract years following a contribution. Certain other exemptions may apply. See "Your Guaranteed annual payment" under "AXA Equitable Retirement Income for Life(SM) benefit" in "Contract features and benefits" later in this Prospectus for information about how your Guaranteed annual payment amount is calculated.
                              ------------------------------------------------------------------------------------------------------
                              The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
                              ------------------------------------------------------------------------------------------------------
                            o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuitization option.
                            o We currently deduct a $350 annuity administrative fee from amounts applied to purchase a variable immediate annuitization option. This option may not be available when you annuitize. This option is described in a separate prospectus that is available from your financial professional.
                            o Annual expenses of the Trust portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee table" later in this Prospectus for details.
------------------------------------------------------------------------------------------------------------------------------------
Owner and Annuitant issue   NQ, Rollover IRA, Roth IRA and ages Rollover TSA: 55-85
                            QP: 55-75
------------------------------------------------------------------------------------------------------------------------------------


The above is not a complete description of all material provisions of the contract. In some cases, restrictions or exceptions apply. Also, all features of the contract are not necessarily available in your state or at certain ages. Please see Appendix IV later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this Prospectus for additional information.


      AXA Equitable Retirement Income for Life(SM) at a glance -- key features 9

OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.


You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some selling broker-dealers may limit their clients from purchasing optional benefits based upon the client's age.


10 AXA Equitable Retirement Income for Life(SM) at a glance -- key features

Fee table
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.


The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity annuitization option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.





------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value at the time you request certain transactions
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn (deducted if you surrender your contract or make certain
withdrawals or apply your cash value to certain payout options).(1)             7.00%

Charge if you elect a variable payout option upon annuitization (which
is described in a separate prospectus for that option).                         $350
------------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:
Mortality and expense risks                                                     0.75%
Administrative                                                                  0.30%
Distribution                                                                    0.20%
                                                                                ----
Total Separate account annual expenses                                          1.25%
------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value on each contract date anniversary
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum death benefit charge:                                        0.00%
AXA Equitable Retirement Income for Life(SM) benefit charge(2)
(calculated as a percentage of the Income base):                                0.65% for Single life contracts
                                                                                0.80% for Joint life contracts (Not available as
                                                                                QP or TSA contracts.)

Please see "AXA Equitable Retirement Income for Life(SM) benefit" in "Contract features and benefits" for more information about this feature, and "AXA Equitable Retirement Income for Life(SM) benefit charge" in "Charges and expenses," both later in this
Prospectus.
------------------------------------------------------------------------------------------------------------------------------------



You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


------------------------------------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses for 2006 (expenses that are deducted           Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or        ------     --------
other expenses)(3)                                                                       1.24%      1.58%
------------------------------------------------------------------------------------------------------------------------------------


                                                                    Fee table 11

This table shows the fees and expenses for 2006 as an annual percentage of each Portfolio's daily average net assets.

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Acquired                                   Net Total
                                                                             Fund Fees      Total Annual  Fee Waivers     Annual
                                                                               and           Expenses       and/or       Expenses
                                                                             Expenses         Before        Expense       (After
                                          Management  12b-1      Other      (Underlying       Expense      Reimburse-     Expense
 Portfolio Name                            Fees(4)    Fees(5)  Expenses(6)  Portfolios)(7)  Limitations)    ments(8)    Limitations)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                  0.10%       0.25%     0.18%       0.91%            1.44%          (0.18)%       1.26%
AXA Conservative Allocation                0.10%       0.25%     0.22%       0.67%            1.24%          (0.22)%       1.02%
AXA Conservative-Plus Allocation           0.10%       0.25%     0.18%       0.72%            1.25%          (0.18)%       1.07%
AXA Moderate Allocation                    0.10%       0.25%     0.17%       0.78%            1.30%          (0.17)%       1.13%
AXA Moderate-Plus Allocation               0.10%       0.25%     0.17%       0.85%            1.37%          (0.17)%       1.20%
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy*   0.05%       0.25%     0.21%       1.07%            1.58%          (0.11)%       1.47%
------------------------------------------------------------------------------------------------------------------------------------





* This investment option will be available on or about May 29, 2007, subject to regulatory approval.


Notes:

(1) Deducted upon a withdrawal of amounts in excess of your Guaranteed annual payment amount, if applicable:

        The withdrawal charge percentage we use is determined by the contract year in      Contract           Annuitant   Annuitant
        which you make the withdrawal or surrender your contract. For each contribution,   Year               ages 55-80  ages 81-85
        we consider the contract year in which we receive that contribution to be          1. . . . . . . . . . . .7.00% . . . 5.00%
        "contract year 1")                                                                 2. . . . . . . . . . . .7.00% . . . 4.00%
                                                                                           3. . . . . . . . . . . .6.00% . . . 3.00%
                                                                                           4. . . . . . . . . . . .6.00% . . . 2.00%
                                                                                           5. . . . . . . . . . . .5.00% . . . 1.00%
                                                                                           6. . . . . . . . . . . .3.00% . . . 0.00%
                                                                                           7. . . . . . . . . . . .1.00% . . . 0.00%
                                                                                           8+ . . . . . . . . . . .0.00% . . . 0.00%

(2) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts. See footnote (7) for details.

(4) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (8) for any expense limitation agreement information.


(5) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract.



(6) Other expenses shown are those incurred in 2006. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (8) for any expense limitation agreement information.



(7) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. The fees and expenses are based on the respective weighted investment allocations as of 12/31/06.



(8) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2008. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than specified amounts. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements, provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements.



12 Fee table

EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).

The example below shows the expenses that a hypothetical contract owner would pay in the situations illustrated.


The example assumes that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. The example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                    Fee table 13

------------------------------------------------------------------------------------------------------------------------------------
                                                              If you surrender your contract at the end of the
                                                                           applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                             1 year             3 years              5 years            10 years
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation                  $ 1,043.00         $ 1,646.00           $ 2,271.00         $ 3,686.00
AXA Conservative-Plus Allocation             $ 1,044.00         $ 1,649.00           $ 2,276.00         $ 3,695.00
AXA Moderate Allocation                      $ 1,050.00         $ 1,665.00           $ 2,301.00         $ 3,742.00
AXA Moderate-Plus Allocation                 $ 1,057.00         $ 1,686.00           $ 2,336.00         $ 3,808.00
AXA Aggressive Allocation                    $ 1,064.00         $ 1,707.00           $ 2,371.00         $ 3,873.00
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy**    $ 1,079.00         $ 1,750.00           $ 2,440.00         $ 4,001.00



------------------------------------------------------------------------------------------------------------------------------------
                                                                If you annuitize at the end of the applicable time
                                                              period and select a non-life contingent period certain
                                                                     annuity option with less than five years
------------------------------------------------------------------------------------------------------------------------------------
                                             1 year             3 years              5 years            10 years
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation                  N/A                $ 1,646.00           $ 2,271.00         $ 3,686.00
AXA Conservative-Plus Allocation             N/A                $ 1,649.00           $ 2,276.00         $ 3,695.00
AXA Moderate Allocation                      N/A                $ 1,665.00           $ 2,301.00         $ 3,742.00
AXA Moderate-Plus Allocation                 N/A                $ 1,686.00           $ 2,336.00         $ 3,808.00
AXA Aggressive Allocation                    N/A                $ 1,707.00           $ 2,371.00         $ 3,873.00
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy**    N/A                $ 1,750.00           $ 2,440.00         $ 4,001.00



------------------------------------------------------------------------------------------------------------------------------------
                                                                If you do not surrender your contract at
                                                                        applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                             1 year             3 years              5 years        10 years
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation                  $ 343.00           $ 1,046.00           $ 1,771.00     $ 3,686.00
AXA Conservative-Plus Allocation             $ 344.00           $ 1,049.00           $ 1,776.00     $ 3,695.00
AXA Moderate Allocation                      $ 350.00           $ 1,065.00           $ 1,801.00     $ 3,742.00
AXA Moderate-Plus Allocation                 $ 357.00           $ 1,086.00           $ 1,836.00     $ 3,808.00
AXA Aggressive Allocation                    $ 364.00           $ 1,107.00           $ 1,871.00     $ 3,873.00
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy**    $ 379.00           $ 1,150.00           $ 1,940.00     $ 4,001.00



* This investment option will be available on or about May 29, 2007, subject to regulatory approval.

For information on how your contract works under certain hypothetical circumstances, please see Appendix III at the end of this Prospectus.


14 Fee table

CONDENSED FINANCIAL INFORMATION

Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2006.



                                                                    Fee table 15

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call
"contributions." We require a minimum contribution amount of $25,000. The following table summarizes our rules regarding contributions to your contract. The owner, annuitant and successor owner or joint annuitant, if any, must all meet the same issue age requirements.

We may refuse to accept any contribution if the sum of all contributions under all AXA Equitable Retirement Income for Life(SM) contracts with the same owner or annuitant would then total more than $1,500,000. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.

Additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal. Additional contribution rules are set forth in the chart below.


================================================================================
The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits. The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                  Available        Minimum
 Contract type   for issue ages   contributions
--------------------------------------------------------------------------------
NQ               55 through 85    o $25,000 (initial)
                                  o $1,000 (additional)



--------------------------------------------------------------------------------
Rollover IRA     55 through 85    o $25,000 (initial)
                                  o $1,000 (additional)



--------------------------------------------------------------------------------
 Contract type    Source of contributions          Limitations on contributions
--------------------------------------------------------------------------------
NQ               o After-tax money.               o For annuitants up to age 83
                                                    at contract issue, no addi-
                 o Paid to us by check or           tional contributions may be
                   transfer of contract value in    made after attainment of
                   a tax-deferred exchange          age 84, or, if later, the
                   under Section 1035 of the        first contract date
                   Internal Revenue Code.           anniversary.*

                                                  o For annuitants age 84 or 85
                                                    at contract issue,
                                                    additional contributions
                                                    may be made up to one year
                                                    from contract issue.
--------------------------------------------------------------------------------
Rollover IRA     o Rollover or direct transfers   o For annuitants up to age 83
                   only; regular IRA contribu-      at contract issue, no addi-
                   tions are not permitted.         tional contributions may be
                                                    made after attainment of
                 o Eligible rollover distribu-      age 84, or, if later, the
                   tions from TSA contracts         first contract date
                   or other 403(b) arrangements,    anniversary.*
                   qualified plans, and govern-
                   mental employer 457(b)         o For annuitants age 84 or 85
                   plans.                           at contract issue,
                                                    additional contributions
                                                    may be made up to one year
                 o Rollovers from another           from contract issue.
                   traditional individual
                   retirement arrangement.        o Contributions after age
                                                    70-1/2 must be net of
                 o Direct custodian-to-             required minimum
                   custodian transfers from         distributions.
                   another traditional indi-
                   vidual retirement
                   arrangement.
--------------------------------------------------------------------------------


16 Contract features and benefits

--------------------------------------------------------------------------------
                  Available        Minimum
 Contract type   for issue ages   contributions
--------------------------------------------------------------------------------
Roth IRA         55 through 85           o $25,000 (initial)
                                         o $1,000 (additional)

Rollover TSA     55 through 85           o $25,000 (initial)
                                         o $1,000 (additional)



--------------------------------------------------------------------------------
 Contract type    Source of contributions          Limitations on contributions
--------------------------------------------------------------------------------
Roth IRA         o Rollover or direct transfers   o For annuitants up to age 83
                   only; regular Roth IRA con-      at contract issue, no addi-
                   tributions are not               tional contributions may be
                   permitted.                       made after attainment of
                                                    age 84, or, if later, the
                 o Rollover from another Roth       first contract date
                   IRA.                             anniversary.*

                                                  o For annuitants age 84 or 85
                 o Rollovers from a "desig-         at contract issue,
                   nated Roth contribution          additional contributions may
                   account" under a 401(k)          be made up to one year from
                   plan or 403(b)                   contract issue.
                   arrangement.
                                                  o Conversion rollovers after
                 o Conversion rollovers from a      age 70-1/2 must be net of
                   traditional IRA.                 required minimum distribu-
                                                    tions for the traditional
                 o Direct transfers from            IRA you are rolling over.
                   another Roth IRA.
                                                  o You cannot roll over funds
                                                    from a traditional IRA if
                                                    your adjusted gross income
                                                    is $100,000 or more.
--------------------------------------------------------------------------------
Rollover TSA     o Direct transfers of pre-tax    o For annuitants up to age 83
                   funds from another contract      at contract issue, no addi-
                   or arrangement under Sec-        tional contributions may be
                   tion 403(b) of the Internal      made after attainment of
                   Revenue Code, complying          age 84,or, if later, the
                   with IRS Revenue Ruling          first contract date
                   90-24.                           anniversary.*

                                                  o For annuitants age 84 or 85
                 o Eligible rollover distribu-      at contract issue,
                   tions of pre-tax funds from      additional contributions may
                   other 403(b) plans. Subse-       be made up to one year from
                   quent contributions may          contract issue.
                   also be rollovers from quali-
                   fied plans, governmental       o Rollover or direct transfer
                   employer 457(b) plans and        contributions after age
                   traditional IRAs.                70-1/2 must be net of any
                                                    required minimum
                                                    distributions.

                                                  o We do not accept employer-
                                                    remitted contributions.


                                               Contract features and benefits 17

--------------------------------------------------------------------------------
                  Available        Minimum
 Contract type   for issue ages   contributions
--------------------------------------------------------------------------------
QP               55 through 75    o $25,000 (initial)
                                  o $1,000 (additional)

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.



--------------------------------------------------------------------------------
 Contract type    Source of contributions         Limitations on contributions
--------------------------------------------------------------------------------
QP               o Only transfer contributions   o A separate QP contract must
                   from other investments          be established for each plan
                   within an existing defined      participant.
                   contribution qualified plan
                   trust.                        o We do not accept regular
                                                   ongoing payroll contribu-
                 o The plan must be qualified      tions, or any other
                   under Section 401(a) of the     contributions directly from
                   Internal Revenue Code.          the employer.

                 o For 401(k) plans, trans-      o Only one additional transfer
                   ferred contributions may        contribution may be made
                   not include any after-tax       during a contract year.
                   contributions, including
                   designated Roth contribu-     o No additional transfer con-
                   tions.                          tributions after
                                                   participant's attainment of
                                                   age 76 or, if later, the
                                                   first contract date
                                                   anniversary.

                                                 o Contributions after age
                                                   70-1/2 must be net of any
                                                   required minimum
                                                   distributions.

                                                 o We do not accept contribu-
                                                   tions from defined benefit
                                                   plans.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
--------------------------------------------------------------------------------


* For Pennsylvania contracts, please see Appendix IV later in this Prospectus for state variations.

See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.


18 Contract features and benefits

OWNER AND ANNUITANT REQUIREMENTS

The owner, annuitant and successor owner or joint annuitant, if any, must all meet the same issue age requirements. Under NQ contracts only, the annuitant can be different from the owner. For all contracts other than QP, the owner, successor owner and annuitant, if different, must be age 55-85 at issue. For QP contracts, the annuitant must be age 55-75 at issue.

Joint owners are not permitted except under NQ contracts.

A successor owner may be named at contract issue only. The successor owner must be the owner's spouse. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced.

A joint annuitant may be named at contract issue only if the contract is owned by a non-natural owner. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the first withdrawal. After the first withdrawal, the joint annuitant may be dropped but cannot be replaced. Joint annuitants are not permitted under any other contracts.

Under both types of IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee and all benefits are based on the age of the annuitant. See Appendix II at the end of this Prospectus for more information on QP contracts.


HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to a Section 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept initial and any permitted additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. See "More information" later in this Prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. A business day does not include a day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------
WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options. Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields. Listed below are the currently available portfolios and their investment objectives.


                                              Contract features and benefits  19

PORTFOLIOS OF THE TRUST


AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. Each portfolio of the AXA Premier VIP Trust invests in portfolios of both AXA Premier VIP Trust and EQ Advisors Trust. The EQ/Franklin Templeton Founding Strategy invests in portfolios of the EQ Advisors Trust.

The AXA Allocation Portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your contract. In addition, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including those optional benefits that restrict allocations to the AXA Allocation Portfolios. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.



----------------------------------------------------------------------------------------------
 AXA Premier VIP Trust
 Portfolio Name               Objective
----------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.
----------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a greater
 ALLOCATION                   emphasis on current income.
----------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.
----------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income, with
 ALLOCATION                   a greater emphasis on capital appreciation.
----------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.
----------------------------------------------------------------------------------------------
 EQ Advisors Trust             Objective
 Portfolio Name
----------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON         Primarily seeks capital appreciation and secondarily seeks
 FOUNDING STRATEGY*           income.




* This investment option will be available on or about May 29, 2007, subject to regulatory approval.

You should consider the investment objective, risks, and charges and expenses of the portfolios carefully before investing. The prospectuses for the portfolios contain this and other important information about the portfolios. The prospectuses, which are attached to this Prospectus, should be read carefully before investing.



20 Contract features and benefits

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to one or more, or all, of the variable investment options. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations into all available investment options must equal 100%. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.


The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.



AXA EQUITABLE RETIREMENT INCOME FOR LIFE(SM) BENEFIT


The AXA Equitable Retirement Income for Life(SM) benefit guarantees that you can take lifetime withdrawals up to a maximum amount per year (your "Guaranteed annual payment"). You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See "Accessing your money" later in this Prospectus.


You may buy this contract on a single life ("Single life") or a joint life ("Joint life") basis. There is no designated successor owner (or joint annuitant under a contract with a non-natural owner) in a Single life contract and none may be added subsequent to contract issue. For Joint life contracts, you must designate your spouse as the successor owner (or joint annuitant, as applicable) at the time of contract issue. Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner (or annuitant and joint annuitant, as applicable). Joint life QP and TSA contracts are not permitted.

The cost of the AXA Equitable Retirement Income for Life(SM) benefit will be deducted from your account value on each contract date anniversary. Please see "AXA Equitable Retirement Income for Life(SM) benefit charge" in "Charges and expenses" later in this Prospectus for a description of the charge.

You should not purchase this contract if:

o You plan to take withdrawals in excess of your Guaranteed annual payment amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);

o You are interested in long term accumulation rather than near-term current payments; or

o You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply.

For traditional IRAs, TSA and QP contracts, the AXA Equitable Retirement Income for Life(SM) contract makes provisions for you to take lifetime required minimum distributions ("RMDs") without losing the value of the AXA Equitable Retirement Income for Life(SM) benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.


YOUR INCOME BASE

At issue, your Income base is equal to your initial contribution and will increase or decrease, as follows:

o Your Income base increases by the dollar amount of any subsequent contributions.

o Your Income base may be increased on each contract date anniversary, as described below ("Annual step-up").

o Your Income base is not reduced by withdrawals except those withdrawals that exceed your Guaranteed annual payment amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.


YOUR GUARANTEED ANNUAL PAYMENT AMOUNT

Your initial Guaranteed annual payment amount is equal to a percentage of the Income base. The applicable percentage ("Applicable percentage") is based on the owner's age at the time of the first withdrawal. For Joint life contracts, the Applicable percentage is based on the age of the owner or successor owner, whoever is younger at the time of the first withdrawal. For Single life contracts held by non-natural owners, the Applicable percentage is based on the annuitant's age. For Joint life contracts held by non-natural owners, the Applicable percentage is based on the younger annuitant's age at the time of the first withdrawal. The Applicable percentages are as follows:


--------------------------------------------------------------------------------
 Age                          Applicable percentage
--------------------------------------------------------------------------------
55-59-1/2                     4.0%
59-1/2-64                     4.5%
65-69                         5.0%
70-74                         5.5%
75-79                         6.0%
80 and older                  6.5%
--------------------------------------------------------------------------------

We will recalculate the Guaranteed annual payment amount on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal, as described below under "Effect of Excess withdrawals" and "Subsequent contributions." The payment amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual payments are not cumulative. If you withdraw less than the Guaranteed annual payment amount in any contract year, you may not add the remainder to your Guaranteed annual payment amount in any subsequent year.


                                              Contract features and benefits  21

The withdrawal charge, if applicable, is waived for withdrawals up to the Guaranteed annual payment amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.


EFFECT OF EXCESS WITHDRAWALS

An Excess withdrawal is caused when you withdraw more than your Guaranteed annual payment amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual payment amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your Income base and your Guaranteed annual payment amount. If you make an Excess withdrawal, we will recalculate your Income base and the Guaranteed annual payment amount, as follows:

     o The Income base is reset as of the date of the Excess with drawal to equal the lesser of: (i) the Income base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

     o The Guaranteed annual payment amount is recalculated to equal the lesser of: (i) the Applicable percentage multiplied by the reset Income base and (ii) the Guaranteed annual payment amount prior to the Excess withdrawal.

You should not purchase this contract if you plan to take withdrawals in excess of your Guaranteed annual payment amount as such withdrawals significantly reduce or eliminate the value of the AXA Equitable Retirement Income for Life(SM) benefit. If your account value is less than your Income base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual payment amount, can significantly reduce your Income base and the Guaranteed annual payment amount.

For example, assume your Income base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual payment amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your Income base is immediately reset to equal the lesser of your Income base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your Income base is now $72,000. In addition, your Guaranteed annual payment amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000.

Withdrawal charges, if applicable, are applied to the amount of the withdrawal exceeding the Guaranteed annual payment amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus. You should further note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract value" later in this Prospectus.

In general, if you purchase this contract as a traditional IRA, QP or TSA and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual payment amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus.


ANNUAL STEP-UP


Your Income base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent Income base. Your Guaranteed annual payment will also be increased, if applicable, to equal your Applicable percentage times your new Income base.



SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date the first withdrawal is taken.

Anytime you make an additional contribution, your Income base will be increased by the amount of the contribution. Your Guaranteed annual payment amount will be equal to the Applicable percentage of the increased Income base.


EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO


If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits, as discussed below. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your AXA Equitable Retirement Income for Life(SM) benefit base is greater than zero.


However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

o The AXA Equitable Retirement Income for Life(SM) contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the AXA Equitable Retirement Income for Life(SM) contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under the AXA Equitable Retirement Income for Life(SM) contract.

o No subsequent contributions will be permitted.

o The Guaranteed minimum death benefit will remain in effect.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.


o If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual payment for that contract year in a lump sum. Payment of the Guaranteed annual payment will begin on the next contract date anniversary.


o Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.


22  Contract features and benefits

OTHER IMPORTANT CONSIDERATIONS

o You should not purchase this contract if you are interested in long term accumulation rather than current payments or payments in the near future.

o Amounts withdrawn in excess of your Guaranteed annual payment amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of this benefit. See "Effect of Excess withdrawals" above in this section and "Withdrawing your account value" in "Accessing your money" later in this Prospectus.

o Withdrawals made under the AXA Equitable Retirement Income for Life(SM) contract are not taxed as annuity payments. See "Tax information" later in this Prospectus.

o All payments under the AXA Equitable Retirement Income for Life(SM) benefit reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

o If you withdraw less than the Guaranteed annual payment amount in any contract year, you may not add the remainder to your Guaranteed annual payment amount in any subsequent year.

o The AXA Equitable Retirement Income for Life(SM) benefit terminates if the contract is continued under the beneficiary continuation option or the successor owner annuitant feature.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual payment amount, all benefits under the contract will terminate, including the AXA Equitable Retirement Income for Life(SM) benefit.


o Generally, if you transfer ownership of this contract, you terminate the AXA Equitable Retirement Income for Life(SM) benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.


o Withdrawals are available under other annuity contracts we offer without purchasing a withdrawal benefit.


o If you elect the AXA Equitable Retirement Income for Life(SM) benefit on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit.



GUARANTEED MINIMUM DEATH BENEFIT


Your contract provides a death benefit. The death benefit is equal to your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the Guaranteed minimum death benefit, whichever provides the higher amount. The Guaranteed minimum death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges), and any taxes that apply. If your total withdrawals exceed your total contributions, your Guaranteed minimum death benefit terminates without value. For more information, please see "How withdrawals affect your Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.


Please see "Insufficient account value" in "Determining your contract's value" for more information on this guaranteed benefit.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional to find out what applies in your state.

Generally, your refund will equal your account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect any investment gain or loss in the variable investment options, less the daily charges we deduct. Some states require that we refund the full amount of your contribution. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o  you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a Rollover IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.


                                              Contract features and benefits  23

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in the variable investment options.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the pro rata portion of the AXA Equitable Retirement Income for Life(SM) benefit charge and (ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)   mortality and expense risks;

(ii)  administrative expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges); or

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct the AXA Equitable Retirement Income for Life(SM) benefit charge, the number of units credited to your contract will be reduced. A description of how unit values are calculated is found in the SAI.

INSUFFICIENT ACCOUNT VALUE

Your contract will terminate if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any guaranteed benefits, except as discussed earlier in this Prospectus in "Contract features and benefits" under "Effect of your account value falling to zero."

See Appendix IV later in this Prospectus for any state variations with regard to terminating your contract.


24  Determining your contract's value

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE
You can transfer some or all of your account value among the investment options.

In addition, we reserve the right to restrict transfers among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1)  the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3)  the investment options to and from which you are transferring.

We will confirm all transfers in writing.


Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.



DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing " organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.


We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and


                            Transferring your money among investment options  25
procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, neither trust had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


REBALANCING YOUR ACCOUNT VALUE


We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. In order to participate, you must tell us:


(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

While your rebalancing program is in effect, we will transfer amounts among the variable investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------
You may elect the rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested; your rebalancing allocations will not be changed; and the rebalancing program will remain in effect unless you request that it be canceled in writing. There is no charge for the rebalancing feature.


26  Transferring your money among investment options

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE
You have several ways to withdraw your account value as described below. For some QP or Rollover TSA contracts, your ability to take withdrawals under your contract may be limited. See "Tax information" later in this Prospectus. No loans are permitted under this contract.

When selecting a withdrawal method, it is important to remember that Excess withdrawals may significantly reduce the value of the AXA Equitable Retirement Income for Life(SM) benefit and contract. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus. You should choose a withdrawal method that is most appropriate for your needs AND does not cause payment amounts in excess of your Guaranteed annual payment amount.

Please see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus and "How withdrawals affect your Guaranteed minimum death benefit," below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

All withdrawals in a contract year up to the Guaranteed annual payment amount are not subject to a withdrawal charge.


AUTOMATIC PAYMENT PLANS

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.



MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual payment amount in scheduled payments. The amount of the withdrawal may increase on contract date anniversaries with any Annual step-up.



If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual payment amount.


If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.


CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount less than or equal to the Guaranteed annual payment amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with any Annual step-up, even if applicable. You must elect to change the scheduled payment amount.


It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. As discussed earlier in the Prospectus, Excess withdrawals may significantly reduce the value of the AXA Equitable Retirement Income for Life(SM) benefit. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.


If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.


PARTIAL WITHDRAWALS

You may also take partial withdrawals from your account value at any time. (Rollover TSA and QP contracts may have restrictions.) The minimum amount you may withdraw is $300. If you elect to take partial withdrawals, you should monitor your withdrawals to ensure that you do not exceed your Guaranteed annual payment amount in any contract year and cause an Excess withdrawal. As discussed earlier in the prospectus, Excess withdrawals may significantly reduce the value of the AXA Equitable Retirement Income for Life(SM) contract. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.



LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, QP and Rollover TSA contracts only -- See "Tax information" later in this Prospectus)


We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules, however, it may be advisable for you to elect our Automatic RMD service as discussed below. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.


You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Cur-


                                                        Accessing your money  27
rently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

Generally, if you elect our Automatic RMD service, any lifetime required minimum distribution payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal.


If you elect either the Maximum payment plan or the Customized payment plan AND our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30 and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your Income base and Guaranteed annual payment amount may be reduced. See "Effect of Excess Withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you elect our Automatic RMD service and elect to take your Guaranteed annual payments amount in partial withdrawals, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all payments made through November 30. Any RMD payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal; however, any other withdrawals in the same contract year may be treated as Excess withdrawals.

We do not impose a withdrawal charge on lifetime required minimum distributions if you are enrolled in our Automatic RMD service and one of our automatic payment plans. However, if you take any partial withdrawals, this waiver will not apply.


--------------------------------------------------------------------------------
For Rollover IRA and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------
HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options.



HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM DEATH BENEFIT

Subject to state approval, for contracts applied for on or after September 18, 2006, withdrawals will reduce your Guaranteed minimum death benefit on a dollar-for-dollar basis up to the Guaranteed annual payment amount. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual payment amount, however, your Guaranteed minimum death benefit is reduced on a pro rata basis.


HOW WITHDRAWALS AFFECT THE AXA EQUITABLE RETIREMENT INCOME FOR LIFE(SM) BENEFIT

Your Income base is not reduced by withdrawals up to the Guaranteed annual payment amount. Withdrawals that exceed the Guaranteed annual payment amount, however, can significantly reduce your Income base and Guaranteed annual payment. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under "AXA Equitable Retirement Income for Life(SM) benefit" in "Contract features and benefits" earlier in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the owner is living and before you annuitize. (Rollover TSA and QP contracts may have restrictions.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

All benefits under the contract will terminate as of the date we receive the required information, including the AXA Equitable Retirement Income for Life(SM) benefit, if your cash value is greater than your Guaranteed annual payment amount remaining for the contract year. For more information, please see
"Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuitization options. See "Your annuitization options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge), payment of the cash value (upon surrender), and applying proceeds upon annuitization. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense. Express delivery service is not available for automatic payment plan payments.

YOUR ANNUITIZATION OPTIONS


You may elect to annuitize your contract after one year. When your contract is annuitized, the AXA Equitable Retirement Income for Life(SM)



28  Accessing your money
benefit will terminate without value. Payments you receive under the annuitization option you select may be more or less than your Guaranteed annual payment amount. You should consider the relative payment amounts carefully before annuitizing.

The AXA Equitable Retirement Income for Life(SM) contract guarantees that you can apply your account value to receive fixed lifetime annuity payments. You may also elect to receive payments under any other annuitization option that we offer at the time. Please see Appendix IV later in this Prospectus for variations that may apply in your state.

We currently offer the annuitization options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue.



--------------------------------------------------------------------------------
Fixed annuitization options   Life annuity
                              Life annuity with period certain
                              Life annuity with refund certain
                              Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity    Life annuity
   annuitization options      Life annuity with period certain
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this annuitization option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different annuitization option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This annuitization option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.

Annuity purchase factors. Annuity purchase factors are the factors applied to determine your periodic payments under the annuitization options. The guaranteed annuity purchase factors are those factors specified in your contract. The current annuity purchase factors are those factors that are in effect at any given time. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the annuitant's (and any joint annuitant's) age and sex in certain instances.


FIXED ANNUITIZATION OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY ANNUITIZATION OPTION

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity annuitization option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of EQ Advisors Trust and AXA Premier VIP Trust. The contract also offers a fixed income annuity annuitization option that can be elected in combination with the variable income annuity annuitization option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITIZATION OPTION

The amount applied to purchase an annuitization option varies, depending on the annuitization option that you choose, and the timing of your purchase as it relates to any withdrawal charges.

For the fixed annuitization options and Variable Immediate Annuity annuitization options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.


The withdrawal charge applicable under your AXA Equitable Retirement Income for Life(SM) contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.



SELECTING AN ANNUITIZATION OPTION

When you select an annuitization option, we will issue you a separate written agreement confirming your right to receive annuity payments.


                                                        Accessing your money  29

We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments begin but it may not be earlier than 13 months from the AXA Equitable Retirement Income for Life(SM) contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.


The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.


If, at the time you elect an annuitization option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the annuitization option chosen.



YOUR CONTRACT'S MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the annual statement one year prior to the maturity age.

If your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to what you would have received under the AXA Equitable Retirement Income for Life(SM) benefit. As described in "Contract features and benefits" under "AXA Equitable Retirement Income for Life(SM) benefit," these payments will have the potential to increase with favorable investment performance. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." The minimum death benefit will be reduced by each payment. If you die while there is any minimum death benefit remaining, it will be paid to your beneficiary.

Please see Appendix IV later in this Prospectus for variations that may apply in your state.



30  Accessing your money

5.  Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS
We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risks charge

o An administrative charge

o A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o On each contract date anniversary -- a charge for the AXA Equitable Retirement Income for Life(SM) benefit. We will deduct a pro rata portion of this charge upon contract surrender, annuitization or death benefit payment.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the policies.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.


SEPARATE ACCOUNT ANNUAL EXPENSES

Mortality and expense risks charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Guaranteed minimum death benefit. The daily charge is equivalent to an annual rate of 0.75% of the net assets in each variable investment option.


The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.


Administrative charge. We deduct a daily charge from the net assets in each variable investment option. The charge is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.30% of the net assets in each variable investment option.

Distribution charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.20% of the net assets in each variable investment option.



WITHDRAWAL CHARGE


A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed your Guaranteed annual payment amount, described in "Your Guaranteed annual payment amount" under "AXA Equitable Retirement Income for Life(SM) benefit" in "Contract features and benefits" earlier in this Prospectus, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non-life contingent annuitization option. If you surrender your contract or apply your cash value to a non-life contingent annuitization option, the withdrawal charge will apply to your entire surrender amount, without any reduction due to the Guaranteed annual payment amount. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options--The amount applied to purchase an annuitization option" in "Accessing your money" earlier in the Prospectus.


The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:


                                                        Charges and expenses  31

--------------------------------------------------------------------------------
                                Contract year
--------------------------------------------------------------------------------
                                   1     2     3     4     5     6     7    8+
  Percentage of    Annuitant
   contribution    ages 55-80      7%    7%    6%    6%    5%    3%    1%    0%
--------------------------------------------------------------------------------
                   Annuitant
                  ages 81-85*      5%    4%    3%    2%    1%    0%    0%    0%
--------------------------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to your Guaranteed annual payment amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.


For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Guaranteed minimum death benefit" and "How withdrawals affect your Guaranteed minimum death benefit" earlier in the Prospectus.


The withdrawal charge does not apply in the circumstances described below.

Free withdrawal amount. We will waive any withdrawal charge for any withdrawal during the contract year up to the Guaranteed annual payment amount. See "Your Guaranteed annual payment amount" under "AXA Equitable Retirement Income for Life(SM) benefit" in "Contract features and benefits" earlier in this Prospectus for information about how your Guaranteed annual payment amount is calculated. Each withdrawal, however, reduces your free withdrawal amount for that contract year by the amount of the withdrawal. Withdrawal charges are generally applied to the amount of the withdrawal that exceeds the Guaranteed annual payment amount. See "Withdrawal charge" earlier in this section.

Disability, terminal illness, or confinement to nursing home.
The withdrawal charge also does not apply if:

(i) The owner has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the owner's life expectancy is six months or less; or

(iii) The owner has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by

----------------------
* For Connecticut contracts, please see Appendix IV later in this Prospectus for state variations.

     a licensed physician. A nursing home for this purpose means one that is
     (a) approved by Medicare as a provider of skilled nursing care service, or
     (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

- its main function is to provide skilled, intermediate, or custodial nursing care;
- it provides continuous room and board to three or more persons;
- it is supervised by a registered nurse or licensed practical nurse;
- it keeps daily medical records of each patient;
- it controls and records all medications dispensed; and
- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

The withdrawal charge does not apply to contracts issued in certain exchange programs that may be offered to owners of eligible contracts. Any such program will be described in the prospectus for the eligible contracts. You may contact your financial professional for more information.


GUARANTEED MINIMUM DEATH BENEFIT CHARGE

There is no additional charge for the Guaranteed minimum death benefit.


AXA EQUITABLE RETIREMENT INCOME FOR LIFE(SM) BENEFIT CHARGE


If the contract is based on a Single life, the charge is equal to 0.65% of your Income base. If the contract is based on a Joint life (not available as a QP or TSA contract), the charge is equal to 0.80%. We will deduct this charge annually on each contract date anniversary from your value in the variable investment options on a pro rata basis.


For Joint life contracts, if the successor owner is dropped before you take your first withdrawal, we will adjust the charge at that time to reflect a Single life. After the Guaranteed annual payments begin, the charge will remain 0.80% even if you drop the successor owner from your contract.

We will deduct a pro rata portion of the charge upon contract surrender, annuitization or death benefit payment.

If you change ownership of the contract, both the charge and the benefit are terminated.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we


32  Charges and expenses
deduct the charge from the amount applied to provide an annuitization option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY ANNUITIZATION OPTION
ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity annuitization option. This option may not be available at the time you elect to annuitize or it may have a different charge.



CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o Management fees ranging from 0.05% to 0.10%.


o 12b-1 fees of 0.25%.

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.


o Investment related expenses such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectus for the Trust.



GROUP OR SPONSORED ARRANGEMENTS


For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed minimum death benefit or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.


Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA"), or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


                                                        Charges and expenses  33

6. Effect of death

--------------------------------------------------------------------------------

In general, if you die while the contract is in force, the contract terminates and the applicable death benefit is paid. There are various circumstances, however, in which the contract continues in force with a successor owner, a successor owner/annuitant or under a Beneficiary continuation option ("BCO"). In some of the circumstances, the AXA Equitable Retirement Income for Life(SM) benefit terminates even though the contract continues.

The effect of death on your AXA Equitable Retirement Income for Life(SM) contract and benefit varies depending on the circumstances. This chart summarizes the effect of death on contract continuation, AXA Equitable Retirement Income for Life(SM) benefit continuation, and payment of a death benefit in various situations. For more information about our successor owner/annuitant and beneficiary continuation options, please see "Successor owner and annuitant" and "Beneficiary continuation option" later in this section.


A. IF DEATH OCCURS BEFORE THE ACCOUNT VALUE FALLS TO ZERO OR BEFORE YOU ELECT AN ANNUITIZATION OPTION:


--------------------------------------------------------------------------------
 Single life contracts:
--------------------------------------------------------------------------------
IF THE DECEASED IS THE         AND       AND
--------------------------------------------------------------------------------
Contract Owner   Is also the annuitant   The beneficiary is the surviving
                                         spouse
--------------------------------------------------------------------------------
Contract Owner   Is also the annuitant   The beneficiary is not the sur-
                                         viving spouse
--------------------------------------------------------------------------------
Contract Owner   Annuitant is living     Beneficiary is either spouse or
                                         non-spouse
--------------------------------------------------------------------------------
Annuitant        The owner is living
--------------------------------------------------------------------------------
Annuitant        Owner is non-natural    Beneficiary is the spouse of the
                                         annuitant
--------------------------------------------------------------------------------
Annuitant        Owner is non-natural    Beneficiary is not the spouse of
                                         the annuitant



--------------------------------------------------------------------------------
IF THE DECEASED  THEN
--------------------------------------------------------------------------------
Contract Owner   The AXA Equitable Retirement Income for Life(SM) benefit
                 terminates, and the death benefit is payable. Your spouse
                 can continue the contract, without the AXA Equitable
                 Retirement Income for Life(SM) benefit, under either the suc-
                 cessor owner/annuitant or Beneficiary continuation options.
--------------------------------------------------------------------------------
Contract Owner   The AXA Equitable Retirement Income for Life(SM) benefit
                 terminates, and the death benefit is payable. Your benefi-
                 ciary can continue the contract, without the AXA Equitable
                 Retirement Income for Life(SM) benefit, under the Beneficiary continuation option.
--------------------------------------------------------------------------------
Contract Owner   The AXA Equitable Retirement Income for Life(SM) benefit
                 terminates, and the death benefit is payable. The contract, without the AXA Equitable Retirement Income for Life(SM)
                 benefit, can be continued under the Beneficiary continua-
                 tion option.
--------------------------------------------------------------------------------
Annuitant        You become the annuitant, the contract and AXA Equitable
                 Retirement Income for Life(SM) benefit continue, and no death benefit is payable.
--------------------------------------------------------------------------------
Annuitant        The AXA Equitable Retirement Income for Life(SM) benefit
                 terminates, and the death benefit is payable. Your spouse
                 can continue the contract, without the AXA Equitable
                 Retirement Income for Life(SM) benefit, as the annuitant or under the Beneficiary continuation option.
--------------------------------------------------------------------------------
Annuitant        The AXA Equitable Retirement Income for Life(SM) benefit
                 terminates, and the death benefit is payable. Your benefi-
                 ciary can continue the contract, without the AXA Equitable
                 Retirement Income for Life(SM) benefit, under the Beneficiary continuation option.
--------------------------------------------------------------------------------


34 Effect of death

--------------------------------------------------------------------------------
                           Joint life contracts:*
--------------------------------------------------------------------------------
IF THE DECEASED IS THE           AND        AND
--------------------------------------------------------------------------------
Contract Owner    Is also the annuitant     The successor owner is living
--------------------------------------------------------------------------------
Contract Owner    The annuitant is living   The successor owner is also
                                            living
--------------------------------------------------------------------------------
Contract Owner    The successor owner is    The annuitant is living
                  also dead
--------------------------------------------------------------------------------
Successor Owner   The owner is living       The annuitant is living
--------------------------------------------------------------------------------
Annuitant         Owner is living           Successor owner is also living
--------------------------------------------------------------------------------
Annuitant         Owner is also dead        Successor owner is living
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
IF THE DECEASED IS THE THEN
--------------------------------------------------------------------------------
Contract Owner    The successor owner becomes the sole owner and annuitant
                  and the contract and AXA Equitable Retirement Income for
                  Life(SM) benefit continue.
--------------------------------------------------------------------------------
Contract Owner    The successor owner becomes the sole owner and the con-
                  tract and AXA Equitable Retirement Income for Life(SM) benefit continue.

                  In both situations:

                  o If withdrawals have been taken, the contract continues
                    with the Joint life charge and with payments over the successor owner's life only.

                  o If no withdrawals have been taken, the Applicable per-
                    centage will be based on the age of the successor owner
                    at the time of the first withdrawal (even if he/she had
                    been the older spouse). Charges will be reduced to the Single life charge prospectively.
--------------------------------------------------------------------------------
Contract Owner    The AXA Equitable Retirement Income for Life(SM) benefit
                  terminates, and the death benefit is payable. The contract can be continued under the Beneficiary continuation option.
--------------------------------------------------------------------------------
Successor Owner   o The AXA Equitable Retirement Income for Life(SM) benefit continues.

                  o If withdrawals have been taken, the contract continues
                    with the Joint life charge and with payments over the owner's life only.

                  o If no withdrawals have been taken:

                  o The owner may name a new spouse as successor
                    owner; the Applicable percentage will be based on the age of the younger spouse at the time of the first withdrawal.

                  o The owner may also choose to continue the contract
                    as a Single life; the Single life charge will apply pro-spectively. The Applicable percentage will be based on the age of the owner at the time of the first with-drawal (even if the owner had been the older spouse).
--------------------------------------------------------------------------------
Annuitant         The AXA Equitable Retirement Income for Life(SM) benefit
                  continues, you become the annuitant and the contract con-
                  tinues.
--------------------------------------------------------------------------------
Annuitant         The successor owner becomes the sole owner and the annu-
                  itant, and the contract and AXA Equitable Retirement
                  Income for Life(SM) benefit continue.

                  o If withdrawals have been taken, the contract continues
                    with the Joint life charge and with payments over the successor owner's life only.

                  o If no withdrawals have been taken, the Applicable per-
                    centage will be based on the age of the successor owner
                    at the time of the first withdrawal (even if he/she had
                    been the older spouse). Charges will be reduced to the Single life charge prospectively.
--------------------------------------------------------------------------------

                                                              Effect of death 35

--------------------------------------------------------------------------------
                          Joint life contracts:*
--------------------------------------------------------------------------------
IF THE DECEASED IS THE  AND                    AND
--------------------------------------------------------------------------------
Annuitant               Owner is non-natural   Joint annuitant is living
--------------------------------------------------------------------------------
Both Joint Annuitants   Owner is non-natural



--------------------------------------------------------------------------------
IF THE DECEASED IS THE THEN
--------------------------------------------------------------------------------
Annuitant               The joint annuitant becomes the sole annuitant, and the
                        contract and AXA Equitable Retirement Income for
                        Life(SM) benefit continue.

                        o If withdrawals have been taken, the contract continues
                          with the Joint life charge and with payments over the remaining joint annuitant's life only.

                        o If no withdrawals have been taken, the Applicable
                          percentage will be based on the age of the surviving annuitant at the time of the first withdrawal (even if he/she had been the older spouse). Charges will be reduced to the Single life charge prospectively.
--------------------------------------------------------------------------------
Both Joint Annuitants   The AXA Equitable Retirement Income for Life(SM) benefit
                        terminates and the death benefit is payable. The
                        contract can be continued under the Beneficiary
                        continuation option.
--------------------------------------------------------------------------------
* If the successor owner or joint annuitant is no longer the spouse at the time of death, other rules may apply. See "Your beneficiary and pay ment of death benefit" later in this section.


B.  IF DEATH OCCURS AFTER ISSUANCE OF THE SUPPLEMENTARY LIFE ANNUITY CONTRACT

As discussed under "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus, we will issue a supplementary life annuity contract if your account value falls to zero either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges. We will continue guaranteed payments; the owner of the AXA Equitable Retirement Income for Life(SM) contract becomes the owner and annuitant; and any successor owner becomes a joint annuitant. When the owner/annuitant (or if there are joint annuitants, the surviving annuitant) dies, all payments stop, and any remaining death benefit will be paid.



-------------------------------------------------------------------------------------------------------------
AXA Equitable Retirement Income for Life(SM) Life Annuity -- Single life:
-------------------------------------------------------------------------------------------------------------
IF THE DECEASED IS THE   AND       AND         THEN
-------------------------------------------------------------------------------------------------------------
Contract Owner/                                The remaining death benefit, if any, will be paid to the ben-
Annuitant                                      eficiary in a lump sum and the contract ends.
-------------------------------------------------------------------------------------------------------------
Annuitant         Owner is non-natural         The remaining death benefit, if any, will be paid to the ben-
                                               eficiary in a lump sum and the contract ends.
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
AXA Equitable Retirement Income for Life(SM) Life Annuity -- Joint life:
-------------------------------------------------------------------------------------------------------------
IF THE DECEASED IS THE  AND        AND           THEN
-------------------------------------------------------------------------------------------------------------
Contract Owner/         The joint annuitant is   o The joint annuitant becomes the sole owner. Payments
Annuitant               living                     continue to the joint annuitant until his/her death.

                                                 o If the joint annuitant dies, the remaining death benefit, if any, will be paid to the beneficiary in a lump sum and the contract ends.
-------------------------------------------------------------------------------------------------------------
Joint Annuitant   The owner/annuitant is         o The contract continues with payments made to the
                  living                           owner/annuitant.

                                                 o If the owner/annuitant dies, the remaining death benefit, if any, will be paid to the beneficiary in a lump sum and
                                                   the contract ends.
-------------------------------------------------------------------------------------------------------------


36 Effect of death

----------------------------------------------------------------------------------------------------------------
AXA Equitable Retirement Income for Life(SM) Life Annuity -- Joint life:
----------------------------------------------------------------------------------------------------------------
Annuitant                      Owner is non-natural   Joint annuitant is living   o The joint annuitant
                                                                                    becomes the sole annuitant
                                                                                    and payments continue to the
                                                                                    non-natural owner until the
                                                                                    surviving joint annuitant's
                                                                                    death.

                                                                                  o If the joint annuitantdies,
                                                                                    the remaining death benefit,
                                                                                    if any, will be paid to the
                                                                                    beneficiary in a lump sum and
                                                                                    the contract ends.
-----------------------------------------------------------------------------------------------------------------


C. IF YOU HAVE ELECTED AN ANNUITIZATION OPTION AND DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:


o The terms of the elected annuitization option supplementary contract will be followed.



                                                             Effect of death  37

YOUR BENEFICIARY AND PAYMENT OF DEATH BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary so that the custodian can reinvest or distribute the death benefit as the beneficiary of the account desires.


The death benefit is equal to your account value or, if greater, the Guaranteed minimum death benefit. We determine the amount of the applicable death benefit as of the date we receive satisfactory proof of the owner's, successor owner's, annuitant's and/or joint annuitant's death (as applicable), any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. See the chart above in this section for more information.


We will pay the death benefit to the beneficiary in the form of the annuitization option you have chosen. If you have not chosen an annuitization option as of the time the death benefit becomes payable, the beneficiary will receive the death benefit in a single sum. Payment of the death benefit in a single sum terminates all rights and any applicable guarantees under the contract, including the AXA Equitable Retirement Income for Life(SM) benefit. Subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuitization options we offer at the time. See "Your annuitization options" in "Accessing your money" earlier in this Prospectus. Please note that any annuitization option chosen may not extend beyond the life expectancy of the beneficiary. The Beneficiary continuation option may also be available.

Federal income tax rules generally require payment of amounts under a non-qualified (NQ) annuity contract upon the death of the owner. If the owner's surviving spouse is the individual designated to receive any such payments, no payments are required to be made until after the surviving spouse's death. See discussion of "Successor owner and annuitant" below. If the person designated to receive payments under the contract upon the owner's death is not the surviving spouse, then the federal income tax rules generally require payments of amounts under the contract to be made within five years of the owner's death. A five year delay is unavailable unless the beneficiary elects the Beneficiary continuation option. In certain cases, an individual beneficiary may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. See discussion of the "Beneficiary continuation option" below.


SUCCESSOR OWNER AND ANNUITANT

If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant and the AXA Equitable Retirement Income for Life(SM) benefit terminates. The successor owner/annuitant must be 85 or younger as of the date of the your death.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your Guaranteed minimum death benefit if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. No additional contributions will be permitted. The Guaranteed minimum death benefit that was in effect at your death will continue.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.


BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. If the designated individual exercises this option, the AXA Equitable Retirement Income for Life(SM) benefit terminates, and the charge is discontinued. This feature is not available after a supplementary contract has been issued. Under a Joint life contract (not available as a QP or TSA contract), this feature is only available after the death of both the owner and the successor owner. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix IV later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the


38  Effect of death
year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o The contract continues in your name for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o The AXA Equitable Retirement Income for Life(SM) benefit will no longer be in effect and charges for the benefit will stop. Also, the Guaranteed minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, must be elected within nine months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o The contract continues in your name for the benefit of your beneficiary.

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the annuity account value to equal the applicable death benefit if such death benefit is greater than such account value.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o The AXA Equitable Retirement Income for Life(SM) benefit will no longer be in effect and the charge for the benefit will stop. Also, the Guaranteed minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o Any partial withdrawals must be at least $300.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable


                                                             Effect of death  39
  tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the owner and annuitant are not the same person:

o The beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.


40  Effect of death

7.  Tax information

--------------------------------------------------------------------------------

OVERVIEW
In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to AXA Equitable Retirement Income for Life(SM) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.



Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict, what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.



BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code Section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the death benefit, the AXA Equitable Retirement Income for Life(SM) benefit, its selection of variable investment options, and its choices of annuitization options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the variable investment options that you elect.

Beginning in 2006, certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, TSAs and IRAs. You should consider the potential implication of these Regulations before you purchase this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.


TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF PAYMENTS FROM NQ CONTRACTS


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person).

This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust. This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


TAXATION OF LIFETIME WITHDRAWALS

We treat Guaranteed annual payments and other withdrawals as non-annuity payments for income tax purposes. These withdrawals are

                                                             Tax information  41
taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable. It reduces the investment in the contract.


ANNUITY PAYMENTS

Guaranteed annual payments that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "AXA Equitable Retirement Income for Life(SM) benefit" in "Contract features and benefits" earlier in this Prospectus, as well as annuitization payments that are based on the annuitant's life or life expectancy, are considered annuity payments for tax purposes. Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your unrecovered investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the AXA Equitable Retirement Income for Life(SM) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.


Section 1035 exchanges are generally not available after the death of the owner (or the annuitant in a non-natural owner contract).


If you have a jointly owned contract which is a source contract, you must designate one spouse as owner and the other spouse as the successor owner of the AXA Equitable Retirement Income for Life(SM) contract.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the AXA Equitable Retirement Income for Life(SM) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract. A surrender will terminate or alter the AXA Equitable Retirement Income for Life(SM) benefit.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Effect of death" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


BENEFICIARY CONTINUATION OPTION

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under a different NQ contract for a beneficiary continuation option for NQ contracts. See the discussion "Beneficiary continuation option for NQ Contracts only" in "Effect of death" earlier in this Prospectus. Among other things, the IRS rules that:

o scheduled payments under a beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects "Withdrawal Option 1" or "Withdrawal Option 2";

o scheduled payments, any additional withdrawals under "Withdrawal Option 2", or contract surrenders under "Withdrawal Option 1" will only be taxable to the beneficiary when amounts are actually paid, regardless of the "Withdrawal Option" selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with "Withdrawal Option 1" will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.



The ruling specifically does not address the taxation of any payments received by a beneficiary electing "Withdrawal Option 2" (whether scheduled payments or any withdrawal that might be taken).


The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


42  Tax information

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax.
Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas. We do not anticipate that Guaranteed annual payments made under the AXA Equitable Retirement Income for Life(SM) benefit's Maximum or Customized payment plan or taken as lump sums will qualify for this exception if made before age 59-1/2.


INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account 49, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account 49.


SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Income from NQ contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

o Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA, in both cases, Rollover only. This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We have not applied for an opinion letter from the IRS approving the forms of the AXA Equitable Retirement Income for Life(SM) contract as a traditional or Roth IRA, respectively. Such IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.

We describe the amount and types of charges that may apply to your rollover/transfer payments under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in your variable income annuitization option payments (as opposed to payments from the fixed income annuitization option).

Your right to cancel within a certain number of days

You can cancel any version of the AXA Equitable Retirement Income for Life(SM) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days"


                                                             Tax information  43
under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

Traditional individual retirement annuities (traditional IRAs)


Funding. Individuals may generally make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing
IRA:

o "regular" contributions out of earned income or compensation; or

o tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

This AXA Equitable Retirement Income for Life(SM) IRA contract may be funded through rollover or transfer of funds only and not through "regular" IRA contributions out of your current earnings. Direct transfers may be made only from another traditional individual retirement arrangement. Amounts may be rolled over from another individual retirement arrangement within 60 days of when you receive the funds (unless such funds have already been subject to rollover from one individual retirement arrangement to another at any time during the past 12-month period). Amounts may also be rolled over within 60 days of when you receive the funds or as a direct rollover of an eligible rollover distribution from another eligible retirement plan. Other eligible retirement plans include a governmental employer 457(b) or EDC plan, a qualified plan or a 403(b) arrangement. The owner of the AXA Equitable Retirement Income for Life(SM) IRA contract must also have been the owner of the individual retirement arrangement that is the source of funds (or the eligible retirement plan participant, as the case may be).


The surviving spouse beneficiary can roll over funds from a deceased owner's individual retirement arrangement, or other eligible retirement plan to purchase the AXA Equitable Retirement Income for Life(SM) IRA contract. In addition, the AXA Equitable Retirement Income for Life(SM) IRA contract may be purchased with rollover funds by a participant, a spouse, or a former spouse in a qualified domestic relations order. We do not offer this contract to non-spousal beneficiaries of eligible retirement plans. Also, the AXA Equitable Retirement Income for Life(SM) IRA contract can be transferred between spouses or former spouses as a result of a court-ordered divorce or separation decree.


Such a transfer may terminate or alter the AXA Equitable Retirement Income for Life(SM) benefit.


Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o qualified plans;

o governmental employer 457(b) plans;

o TSAs (including Internal Revenue Code Section 403(b)(7) custo dial accounts); and

o other traditional IRAs.


Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


Rollovers from "eligible retirement plans" other than traditional IRAs


Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.


There are two ways to do rollovers:

o Do it yourself:
  You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o Direct rollover:
  You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o hardship withdrawals; or

o corrective distributions that fit specified technical tax rules; or

o loans that are treated as distributions; or

o death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b)


44  Tax information
plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs


Any non-Roth after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan.


Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS


The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


Excess contributions

If amounts that are not eligible to be rolled over are in fact rolled over to the AXA Equitable Retirement Income for Life(SM) IRA contract, they may be subject to a 6% excise tax, unless withdrawn as described in IRS Publication 590.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a TSA or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. A rollover will terminate or alter the AXA Equitable Retirement Income for Life(SM) benefit.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

                                                             Tax information  45

Certain distributions from IRAs in 2007 directly transferred to charitable organizations may be tax-free to IRA owners who are 70-1/2 or older.


Required minimum distributions

Background on Regulations--Required Minimum Distributions. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Beginning in 2006, certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed withdrawal benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your Required Beginning Date, which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made each year.

How you can calculate required minimum distributions.
There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuitization option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." If you elect our Automatic RMD service, any RMD payment we make to you on December 1st will not be treated as an Excess withdrawal as described earlier in this Prospectus under "Lifetime required minimum distribution withdrawals" in "Accessing your money." Even if you do not enroll in our service we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.


46  Tax information

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owners death. No distribution is required before that fifth year.

Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Successor owner and annuitant

If your spouse is either the successor owner or the sole primary beneficiary who elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed indi viduals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special fed eral income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method. We do not anticipate that Guaranteed annual payments made under the AXA Equitable Retirement Income for Life(SM) benefit's Maximum or Customized payment plan or taken as lump sums will qualify for this exception if made before age 59-1/2.

Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The AXA Equitable Retirement Income for Life(SM) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.


Contributions to Roth IRAs

Individuals may generally make four different types of contributions to a Roth
IRA:

o regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs ("conversion" contributions); or

                                                             Tax information  47

o  tax-free rollover contributions from other Roth arrangements; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

This AXA Equitable Retirement Income for Life(SM) Roth IRA contract may be funded through rollover or transfer of funds only and not through "regular" IRA after-tax contributions. If you use the forms we require, we will also accept traditional after-tax IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances.



Rollovers and direct transfers


What is the difference between rollover and direct transfer transactions?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o another Roth IRA ("tax-free rollover contribution");

o from a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement;

o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion contribution");


o you may not make contributions to a Roth IRA from a qualified plan under section 401(a) of the Internal Revenue Code, a TSA under section 403(b) of the Internal Revenue Code or any other eligible retirement plan until 2008. You may make rollover contributions from a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement which permits designated Roth elective deferral contributions to be made, beginning in 2006.


You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree. This may terminate or alter the AXA Equitable Retirement Income for Life(SM) benefit.

Conversion contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.


The following rules apply until 2010: You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is computed without the gross income stemming from the traditional IRA conversion. Modified adjusted gross income for this purpose will also exclude any lifetime required minimum distribution from a traditional IRA.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."


You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have recently issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.


48  Tax information

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

Withdrawals, payments and transfers of funds out of Roth IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o Rollovers from a Roth IRA to another Roth IRA;

o Direct transfers from a Roth IRA to another Roth IRA;

o Qualified distributions from a Roth IRA; and

o Return of excess contributions or amounts recharacterized to a traditional
  IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o you are age 59-1/2; or older or

o you die; or

o you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

     (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

     (b) Nontaxable portion.

(3)  Earnings on contributions.


                                                             Tax information  49

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2007 and the conversion contribution is made in 2008, the conversion contribution is treated as contributed prior to other conversion contributions made in 2008.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death

Same as traditional IRA under "What are the required minimum distribution payments after you die?"

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

General

This section of the Prospectus covers some of the special tax rules that apply to TSA contracts under Section 403(b) of the Internal Revenue Code (TSAs). If the rules are the same as those that apply to another kind of contract, for example, traditional IRAs, we will refer you to the same topic under "traditional IRAs."

PLEASE NOTE: The following discussion reflects our understanding of some of the current federal income tax rules applicable to Section 403(b) of the Code. In November 2004, the IRS and Treasury issued Proposed Regulations on Section 403(b) of the Code. If finalized in their current form, these Proposed Regulations would affect the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. Please consult your tax adviser concerning how these Proposed Regulations could affect you.

Generally, there are two types of funding vehicles available for 403(b) arrangements -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Contributions to TSAs

There are two ways you can make contributions to establish this AXA Equitable Retirement Income for Life(SM) Rollover TSA contract:

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24; or

o a rollover from another 403(b) arrangement.

If you make a direct transfer, you must fill out our transfer form.

We do not accept after-tax funds in the Rollover TSA. We do not accept "designated Roth contributions" rolled over from a 401(k) plan or a 403(b) arrangement or directly transferred from another 403(b) arrangement.

Employer-remitted contributions. The AXA Equitable Retirement Income for Life(SM) Rollover TSA contract does not accept employer-remitted contributions. However, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other TSAs.

Employer-remitted contributions to TSAs made through the employer's payroll are subject to annual limits. (Tax-free direct transfer contributions from another 403(b) arrangement and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions and are generally made on a pre-tax basis. Beginning in 2006, if the employer's plan permits, an employee may designate some or all of salary reduction contribu-


50  Tax information
tions as "designated Roth contributions" to the 403(b) arrangement which are made on an after-tax basis. However, a TSA can also be wholly or partially funded through nonelective employer contributions or other after-tax employee contributions. Amounts attributable to salary reduction contributions to TSAs are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.

Rollover or direct transfer contributions. Once you establish your Rollover TSA contract with 403(b)-source funds, you may make subsequent rollover contributions within the first contract year as described in "How you can purchase and contribute to your contract" under "Contract features and benefits" earlier in the Prospectus. These may be made to your Rollover TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other TSAs and 403(b) arrangements. All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.

Generally, you may make a rollover contribution to your TSA when you have a distributable event from an existing TSA or other eligible retirement plan as a result of your:

o termination of employment with the employer who provided the funds for the plan; or

o reaching age 59-1/2 even if you are still employed; or

o disability (special federal income tax definition).

You can roll over pre-tax funds from a traditional IRA to a TSA at any time.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan. We do not currently separately account for rollover contributions from other eligible retirement plans.

A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the AXA Equitable Retirement Income for Life(SM) Rollover TSA con tract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an AXA Equitable Retirement Income for Life(SM) Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA, if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.

Your contribution to the AXA Equitable Retirement Income for Life(SM) Rollover TSA contract must be net of the required minimum distribution for the tax year in which we issue the contract if:

o you are or will be at least age 70-1/2 in the current calendar year, and

o you have retired from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the AXA Equitable Retirement Income for Life(SM) Rollover TSA contract.

This rule applies regardless of whether the source of funds is a:

o rollover by check of the proceeds from another TSA or eligible retirement plan; or

o direct rollover from another TSA or eligible retirement plan; or

o direct transfer under Revenue Ruling 90-24 from another TSA.

Distributions from TSAs

General. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer. Because of its income focus, this contract may not be appropriate for Rollover TSA if the funds are subject to withdrawal restrictions.

Withdrawal restrictions. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are severed from employment with the employer who pro vided the funds to purchase the TSA you are transferring to the AXA Equitable Retirement Income for Life(SM) Rollover TSA; or

o you reach age 59-1/2; or

o you die; or

o you become disabled (special federal income tax definition); or

o you take a hardship withdrawal (special federal income tax definition).

If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988, account balance attributable to


                                                             Tax information  51
salary reduction contributions to a TSA annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts transferred to your TSA contract.

Tax treatment of distributions. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the contract, if any. We will report all distributions from this Rollover TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable.

Distributions before annuity payments begin. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

Annuity Payments

Guaranteed annual payments that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "AXA Equitable Retirement Income for Life(SM) benefit" in "Contract features and benefits" earlier in this Prospectus, as well as annuitization payments that are based on the annuitant's life or life expectancy, are considered annuity payments for tax purposes. If you elect an annuitization option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.


Payments to a beneficiary after your death. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.

Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances.


Loans from TSAs. Loans from your AXA Equitable Retirement Income for Life(SM) Rollover TSA contract are not permitted.

Tax-deferred rollovers and direct transfers. You may roll over an "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred. This rollover or direct transfer to another issuer will terminate or alter the AXA Equitable Retirement Income for Life(SM) benefit.


You may roll over a distribution from a TSA to any of the following: a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.

Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances.


The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.


Required minimum distributions

Generally the same as traditional IRA with these differences:


When you have to take the first required minimum distribution. The minimum distribution rules force TSA participants to start calculating and taking annual distributions from their TSAs by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For TSA participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o TSA plan participants may also delay the start of required mini mum distributions to age 75 of the portion of their account value attributable to their December 31, 1986, TSA account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it will only apply to people who establish their AXA Equitable Retirement Income for Life(SM) Rollover TSA contract by direct Revenue Ruling 90-24 transfers. If you do not give us the amount of your December 31, 1986, account


52  Tax information
     balance that is being transferred to the AXA Equitable Retirement Income for Life(SM) Rollover TSA contract on the form used to establish the TSA, you do not qualify.


Spousal consent rules

This will only apply to you if you establish your AXA Equitable Retirement Income for Life(SM) Rollover TSA contract by direct Revenue Ruling 90-24 transfer. Your employer will tell us on the form used to establish the TSA contract whether or not you need to get spousal consent for withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.


Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age). We do not anticipate that Guaranteed annual payments made under the AXA Equitable Retirement Income for Life(SM) benefit's Maximum or Customized payment plan or taken as lump sums will qualify for this exception if made before age 59-1/2.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribu tion from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


Federal income tax withholding on periodic annuity payments

We withhold differently on "periodic" and "non-periodic" payments. Periodic annuity payments are made under a supplementary contract. For example, unless you specify a different number of withholding exemptions, we withhold from a periodic annuity payment assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


                                                             Tax information  53

Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $18,240 in periodic annuity payments in 2007, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.


Federal income tax withholding on non-periodic annuity payments (withdrawals)

For a non-periodic distribution (total surrender or partial withdrawal including Guaranteed annual payments), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.

Mandatory withholding from TSA and qualified plan distributions

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or

o    corrective distributions that fit specified technical tax rules; or

o a death benefit payment to a beneficiary who is not your surviv ing spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


54  Tax information

8. More information

--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT NO. 49
Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account No. 49 operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts are based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within the Separate Account invests solely in class IB/B shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, either Separate Account, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate each Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against each Separate Account or a variable investment option directly);

(5) to deregister the Separate Accounts under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to the Separate Accounts;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.



ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts', shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectus for each Trust, which accompanies this Prospectus, or in the respective SAI, which are available upon request.



ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such


                                                            More information  55
transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have its signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4 p.m., Eastern Time.


CONTRIBUTIONS AND TRANSFERS


o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.



ABOUT YOUR VOTING RIGHTS


As the owner of shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:


o the election of trustees;


o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.


We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events



56  More information
to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuitization option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

Loans are not available under this contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan.

The AXA Equitable Retirement Income for Life(SM) benefit will generally automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made.

See Appendix IV later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA, TSA and QP contracts as security for a loan or other obligation.

You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.



ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic services because of disruptive transfer activity.


DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based



                                                            More information  57
compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.00% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.00% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or AXA Equitable Retirement Income for Life(SM) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.



58  More information

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.



                                                            More information  59

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.25%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE
INVESTMENT OPTION.

--------------------------------------------------------------------------------------
                                               For the year ending December 31,
                                        ----------------------------------------------
                                             2006        2005        2004        2003
--------------------------------------------------------------------------------------
AXA Aggressive Allocation
--------------------------------------------------------------------------------------
  Unit value                             $  14.64    $  12.58    $  11.79     $ 10.68
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)      22,269      12,752       5,189         186
--------------------------------------------------------------------------------------
AXA Conservative Allocation
--------------------------------------------------------------------------------------
  Unit value                             $  11.48    $  10.93    $  10.80     $ 10.32
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,079       3,564       1,608         153
--------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------
  Unit value                             $  12.14    $  11.31    $  11.09     $ 10.42
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)      13,188       8,710       3,924          78
--------------------------------------------------------------------------------------
AXA Moderate Allocation
--------------------------------------------------------------------------------------
  Unit value                             $  12.74    $  11.69    $  11.30     $ 10.52
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)      68,613      49,852      22,917       1,082
--------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------
  Unit value                             $  14.03    $  12.41    $  11.78     $ 10.68
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)      99,167      58,275      20,548         815
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
A-1 Appendix I: Condensed financial information

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------


Trustees who are considering the purchase of an AXA Equitable Retirement Income for Life(SM) QP contract should discuss with their tax advisors whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the AXA Equitable Retirement Income for Life(SM) QP contract or another annuity contract. Therefore, you should purchase an AXA Equitable Retirement Income for Life(SM) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

We will not accept defined benefit plans. Because of its income focus, this contract may not be appropriate for QP if the funds are subject to withdrawal restrictions under the plan. This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or other contributions from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Subsequent contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date of the first withdrawal. If amounts attributable to an excess or mistaken contribution must be withdrawn, this withdrawal could be an Excess withdrawal as described in "AXA Equitable Retirement Income for Life(SM) benefit" under "Contract features and benefits" earlier in this Prospectus. A withdrawal charge may apply.

AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.


Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider that:


o the QP contract may not be an appropriate purchase for participants approaching or over age 70-1/2;

o contributions after age 70-1/2 must be net of any required minimum distributions; and

o provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisors whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.



                       Appendix II: Purchase considerations for QP contracts B-1

Appendix III: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND THE AXA EQUITABLE RETIREMENT INCOME FOR LIFE(SM) BENEFIT


The following tables illustrate the changes in account value, cash value and the Guaranteed minimum death benefit under certain hypothetical circumstances for an AXA Equitable Retirement Income for Life(SM) contract. The table illustrates the operation of a contract based on a single $100,000 contribution for a Joint life contract, owner and successor owner both age 65 at issue, with payments under the Maximum payment plan. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.61)% and 3.38% for the AXA Equitable Retirement Income for Life(SM) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charge we deduct from your account value annually for the AXA Equitable Retirement Income for Life(SM) benefit. If the net annual rates of return did reflect this charge, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the Guaranteed minimum death benefit charge and any applicable administrative charge and withdrawal charge.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.09%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 1.02% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of policy values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.


C-1 Appendix III: Hypothetical illustrations

Variable deferred annuity
$100,000 Single contribution and Maximum payment plan
Joint life, Owner / Successor owner both issue age 65
Benefits:
     AXA Equitable Retirement Income for Life(SM) benefit
     Guaranteed minimum death benefit


                                                                                    Guaranteed Minimum
                     Payments*           Account Value           Cash Value            Death Benefit        Total Death Benefit
               ------------------- ----------------------- --------------------- ----------------------- -----------------------
      Contract
Age     Year          0%        6%          0%          6%         0%         6%          0%          6%          0%          6%
----- ---------    -----     -----       -----       -----      -----      -----       -----       -----       -----       -----
 65        1          0         0     100,000     100,000     93,000     93,000     100,000     100,000     100,000     100,000
 66        2      5,000     5,000      91,590      97,590     84,590     90,590      95,000      95,000      95,000      97,590
 67        3      5,000     5,000      83,400      95,098     77,400     89,098      90,000      90,000      90,000      95,098
 68        4      5,000     5,000      75,423      92,522     69,423     86,522      85,000      85,000      85,000      92,522
 69        5      5,000     5,000      67,654      89,859     62,654     84,859      80,000      80,000      80,000      89,859
 70        6      5,000     5,000      60,088      87,105     57,088     84,105      75,000      75,000      75,000      87,105
 71        7      5,000     5,000      52,720      84,258     51,720     83,258      70,000      70,000      70,000      84,258
 72        8      5,000     5,000      45,544      81,314     45,544     81,314      65,000      65,000      65,000      81,314
 73        9      5,000     5,000      38,555      78,271     38,555     78,271      60,000      60,000      60,000      78,271
 74       10      5,000     5,000      31,749      75,124     31,749     75,124      55,000      55,000      55,000      75,124
 79       15      5,000     5,000         291      57,717        291     57,717      30,000      30,000      30,000      57,717
 84       20      5,000     5,000           0      37,152          0     37,152       5,000       5,000       5,000      37,152
 89       25      5,000     5,000           0      12,857          0     12,857           0           0           0      12,857
 94       30      5,000     5,000           0           0          0          0           0           0           0           0
 95       31      5,000     5,000           0           0          0          0           0           0           0           0


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and Guaranteed minimum death benefit for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

*    Payments are made while either the owner or the successor owner is living.



                                    Appendix III: Hypothetical illustrations C-2

Appendix IV: State contract variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus.


STATES WHERE CERTAIN AXA EQUITABLE RETIREMENT INCOME FOR LIFE(SM) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAVE CERTAIN VARIATIONS TO FEATURES AND/OR
BENEFITS:


----------------------------------------------------------------------------------------------------------
 State           Features and Benefits                                   Availability or Variation
----------------------------------------------------------------------------------------------------------
CALIFORNIA      See "Contract features and benefits"--"Your right to   If you reside in the state of
                cancel within a certain number of days"                California and you are age 60
                                                                       and older at the time the contract
                                                                       is issued, you may return your
                                                                       variable annuity contract within
                                                                       30 days from the date that you
                                                                       receive it and receive a
                                                                       refund as described below.

                                                                       If you allocate any portion of
                                                                       your initial contribution to
                                                                       the variable investment options, your
                                                                       refund will be equal to your
                                                                       account value on the date we
                                                                       receive your request to cancel
                                                                       at our processing office.
------------------------------------------------------------------------------------------------------------
CONNECTICUT     Withdrawal Charge                                      The following withdrawal
                                                                       charges for Annuitant ages
                                                                       81-85 apply:
                                                                       ------------------------------
                                                                                Contract year
                                                                       ------------------------------
                                                                        1  2   3   4   5   6   7   8+
                                                                       ------------------------------
                                                                       7%  7%  6%  6%  5%  3%  1%  0%
                                                                       ------------------------------
------------------------------------------------------------------------------------------------------------
FLORIDA         See "Transfer of ownership, collateral assignments,    The third paragraph in this
                loans and borrowing" in "More information"             section is deleted.

------------------------------------------------------------------------------------------------------------
MASSACHUSETTS   See "How you can purchase and contribute to your       Additional contributions are
                contract" in "Contract features and benefits"          limited to the first three
                                                                       years after the contract issue
                                                                       date only.

                See "Disability, terminal illness, or confinement to   This section is deleted in its
                nursing home" under "Withdrawal charge" in             entirety.
                "Charges and expenses"
-----------------------------------------------------------------------------------------------------
PENNSYLVANIA    Contribution age limitations                           The following contribution
                                                                       limits apply:
                                                                                   Maximum
                                                                       Issue age   Contribution age
                                                                       ---------   ----------------
                                                                       0-75        79
                                                                       76          80
                                                                       77          81
                                                                       78-80       82
                                                                       81-83       84
                                                                       84          85
                                                                       85          86
-----------------------------------------------------------------------------------------------------

D-1 Appendix IV: State contract variations of certain features and benefits

-------------------------------------------------------------------------------------------------------------
 State          Features and Benefits                                     Availability or Variation
-------------------------------------------------------------------------------------------------------------
PENNSYLVANIA   See "Your contract's maturity date" in "Accessing your   The maturity date by which you
(CONTINUED)    money"                                                   must take a lump sum with-
                                                                        drawal or select an
                                                                        annuitization option is as
                                                                        follows:
                                                                                    Maximum
                                                                        Issue age   annuitization age
                                                                        ---------   -----------------
                                                                        0-75        85
                                                                        76          86
                                                                        77          87
                                                                        78-80       88
                                                                        81-85       90
               Required disclosure for Pennsylvania customers           Any person who knowingly and
                                                                        with intent to defraud any
                                                                        insurance company or other person
                                                                        files an application for
                                                                        insurance or statement of claim
                                                                        containing any materially false
                                                                        information or conceals for the
                                                                        purpose of misleading, information
                                                                        concerning any fact material thereto
                                                                        commits a fraudulent insurance
                                                                        act, which is a crime and subjects
                                                                        such person to criminal and
                                                                        civil penalties.
-------------------------------------------------------------------------------------------------------------
PUERTO RICO    IRA, Roth IRA, QP and Rollover TSA contracts             Not Available
               Beneficiary continuation option (IRA)                    Not Available
-------------------------------------------------------------------------------------------------------------
UTAH           See "Transfers of ownership, collateral assignments,     The third paragraph in this
               loans and borrowing" in "More information"'              section is deleted.

-------------------------------------------------------------------------------------------------------------
WASHINGTON     See "Withdrawal charge" in "Charges and expenses"        The free withdrawal amount
                                                                        applies to full surrenders.

               See "Disability, terminal illness, or confinement to     The annuitant has qualified to
               nursing home" under "Withdrawal charge" in               receive Social Security
               "Charges and expenses"                                   disability benefits as certified
                                                                        by the Social Security Administration
                                                                        or a statement from an independent
                                                                        U.S. licensed physician stating
                                                                        that the annuitant meets the
                                                                        definition of total disability
                                                                        for at least 6 continuous months prior
                                                                        to the notice of claim. Such
                                                                        disability must be re-certified
                                                                        every 12 months.
-------------------------------------------------------------------------------------------------------------


     Appendix IV: State contract variations of certain features and benefits D-2

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page

Who is AXA Equitable?                                                        2

Unit Values                                                                  2
Custodian and Independent Registered Public Accounting Firm                  2
Distribution of the Contracts                                                2
Financial Statements                                                         2


How to Obtain an AXA Equitable Retirement Income for Life(SM) Statement of Additional Information for
Separate Account No. 49

Send this request form to:
 AXA Equitable Retirement Income for Life(SM)
 P.O. Box 1547
 Secaucus, NJ 07096-1547

.................................................................................

Please send me an AXA Equitable Retirement Income for Life(SM) SAI for Separate Account No. 49 dated May 1, 2007.



--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City           State    Zip








                                    AXA Equitable Retirement Income for Life(SM)
                                                                          x01484

AXA Equitable Retirement Income for Life(SM)


A variable deferred annuity contract
PROSPECTUS DATED MAY 1, 2007


Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.

--------------------------------------------------------------------------------

WHAT IS AXA EQUITABLE RETIREMENT INCOME FOR LIFE(SM)?

AXA Equitable Retirement Income for Life((SM)) is a deferred annuity contract with an income feature issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for guaranteed payments from those savings and a guaranteed death benefit. It also offers a number of annuitization options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options ("investment options"). Certain features and benefits described in this Prospectus may vary or not be available in all contracts or from all selling broker-dealers.



--------------------------------------------------------------------------------
Variable investment options
--------------------------------------------------------------------------------
o AXA Conservative Allocation              o AXA Moderate-Plus Allocation
o AXA Conservative-Plus Allocation         o AXA Aggressive Allocation
o AXA Moderate Allocation                  o EQ/Franklin Templeton Founding
                                             Strategy*
--------------------------------------------------------------------------------



* This investment option will be available on or about May 29, 2007, subject to regulatory approval.

You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") of AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


TYPES OF CONTRACTS. We offer the contracts for use as:

o  A nonqualified annuity ("NQ") for after-tax contributions only.

o An individual retirement annuity ("IRA"), either traditional IRA (Rollover and direct transfer only) or Roth IRA (Rollover and direct transfer only).

o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP") (Rollover and direct transfer contributions only).

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only).

A contribution of at least $25,000 is required to purchase an AXA Equitable Retirement Income for Life(SM) contract.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2007, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ, 07096-1547 or calling 1-800-789-7771. The SAI has been incorporated by reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.



                                                                   136915 (5/07)
RIL05-01A (5/07)                                                   136956 (5/07)
RIL05-01B (5/07)                                                  X01470/NY only

Contents of this Prospectus
--------------------------------------------------------------------------------

AXA EQUITABLE RETIREMENT INCOME FOR LIFE(SM)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is AXA Equitable?                                                        5
How to reach us                                                              6
AXA Equitable Retirement Income for Life(SM) at a
     glance -- key features                                                  8

--------------------------------------------------------------------------------
FEE TABLE                                                                   11
--------------------------------------------------------------------------------
Example                                                                     13
Condensed financial information                                             15

--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           16
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        16
Owner and annuitant requirements                                            19
How you can make your contributions                                         19
What are your investment options under the contract?                        19

Portfolios of the Trusts                                                    20

Allocating your contributions                                               21
AXA Equitable Retirement Income for Life(SM) benefit                        21
Guaranteed minimum death benefit                                            23
Your right to cancel within a certain number of days                        24

--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        25
--------------------------------------------------------------------------------
Your account value and cash value                                           25
Your contract's value in the variable investment options                    25
Insufficient account value                                                  25

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         26
--------------------------------------------------------------------------------
Transferring your account value                                             26
Disruptive transfer activity                                                26
Rebalancing your account value                                              27



----------------------
"We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

2  Contents of this Prospectus

--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     28
--------------------------------------------------------------------------------
Withdrawing your account value                                              28
How withdrawals are taken from your account value                           29
How withdrawals affect your Guaranteed minimum death benefit                29
How withdrawals affect the AXA Equitable Retirement
     Income for Life(SM) benefit                                            29
Surrendering your contract to receive its cash value                        29
When to expect payments                                                     29
Your annuitization options                                                  30

--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     32
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          32

Charges that the Trusts deduct                                              34

Group or sponsored arrangements                                             34
Other distribution arrangements                                             34

--------------------------------------------------------------------------------
6. EFFECT OF DEATH                                                          35
--------------------------------------------------------------------------------
Your beneficiary and payment of death benefit                               39
Spousal continuation                                                        39
Beneficiary continuation option                                             40

--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          42
--------------------------------------------------------------------------------
Overview                                                                    42
Buying a contract to fund a retirement arrangement                          42
Transfers among investment options                                          42
Taxation of payments from NQ contracts                                      42
Individual retirement arrangements (IRAs)                                   44
Tax-sheltered annuity contracts (TSAs)                                      51
Federal and state income tax withholding and
     information reporting                                                  54
Special rules for contracts funding qualified plans                         55
Impact of taxes to AXA Equitable                                            55

--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         56
--------------------------------------------------------------------------------
About Separate Account No. 49                                               56

About the Trusts                                                            56

About the general account                                                   56
About other methods of payment                                              56
Dates and prices at which contract events occur                             57
About your voting rights                                                    57
About legal proceedings                                                     58
Financial statements                                                        58
Transfers of ownership, collateral assignments, loans and borrowing         58

About Custodial IRAs                                                        58

Distribution of the contracts                                               58

--------------------------------------------------------------------------------

APPENDICES
--------------------------------------------------------------------------------
  I -- Condensed financial information                                     A-1
 II -- Purchase considerations for QP contracts                            B-1
III -- Hypothetical illustrations                                          C-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this Prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this Prospectus.





                                                                 Page
   account value                                                  25
   administrative charge                                          32
   Annual Ratchet to age 85 death benefit                         24
   annuitant                                                      16
   annuitization options                                          30
   annuity purchase factors                                       30
   Applicable percentage                                          21
   AXA Equitable Retirement Income for Life(SM) benefit            8
   AXA Equitable Retirement Income for Life(SM)
     benefit charge                                               33
   Automatic RMD service                                          28
   beneficiary                                                    39
   Beneficiary continuation option ("BCO")                        40
   business day                                                   57
   cash value                                                     25
   charges for state premium and other applicable taxes           34
   contract date                                                   9
   contract date anniversary                                       9
   contract maturity date                                         31
   contract year                                                   9
   contributions to Roth IRAs                                     48
      rollovers and transfers                                     49
      conversion contributions                                    49
   contributions to traditional IRAs                              45
      rollovers and transfers                                     45
   disability, terminal illness or confinement to nursing home    33
   disruptive transfer activity                                   26
   distribution charge                                            32
   EQAccess                                                        6
   ERISA                                                          34
   Excess withdrawal                                              21
   free look                                                      24
   free withdrawal amount                                         33
   general account                                                56
   Guaranteed annual payment                                       8
   Guaranteed minimum death benefit                               23
   IRA                                                         cover
   IRS                                                            42
   Income base                                                    21
   investment options                                          cover
   Joint life                                                      8
   lifetime required minimum distribution withdrawals             28
   partial withdrawals                                            28
   market timing                                                  26
   Mortality and expense risks charge                             32
   NQ                                                          cover
   participant                                                    19
   portfolio                                                   cover
   processing office                                               6
   QP                                                          cover
   Rebalancing                                                    27
   Rollover IRA                                                cover
   Rollover TSA                                                cover
   Roth IRA                                                    cover
   SAI                                                         cover
   SEC                                                         cover
   Separate Account No. 49                                        56
   Single life                                                     8
   Successor owner and annuitant                                  39
   TOPS                                                            6
   TSA                                                         cover
   traditional IRA                                             cover
   Trusts                                                         26
   unit                                                           25
   variable investment options                                 cover
   wire transmittals and electronic applications                  56
   withdrawal charge                                              32


To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.


--------------------------------------------------------------------------------
Prospectus                           Contract or Supplemental Materials
--------------------------------------------------------------------------------
  variable investment options        Investment Funds
  account value                      Annuity Account Value
  unit                               Accumulation Unit
  Guaranteed minimum death benefit   Guaranteed death benefit
--------------------------------------------------------------------------------

4 Index of key words and phrases

Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $795 billion in assets as of December 31, 2006. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        Who is AXA Equitable?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


--------------------------------------------------------------------------------
FOR NEW BUSINESS APPLICATIONS WITH CHECKS AND ADDITIONAL CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------


AXA Equitable Retirement Income for Life(SM)
P.O. Box 13014
Newark, NJ 07188-0014


--------------------------------------------------------------------------------
FOR NEW BUSINESS APPLICATIONS WITH CHECKS AND ADDITIONAL CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------


AXA Equitable Retirement Income for Life(SM)
c/o JPMorgan Chase -- Remit One Lockbox Processing
Lockbox No. 13014
4 Chase Metrotech Center, 7th Floor West
Brooklyn, NY 11245-0001
Attn: Remit One Lockbox

--------------------------------------------------------------------------------
FOR NEW BUSINESS APPLICATIONS WITHOUT CHECKS AND ALL OTHER COMMUNICATIONS
(E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
REGULAR MAIL:
--------------------------------------------------------------------------------

AXA Equitable Retirement Income for Life(SM)
P.O. Box 1547
Secaucus, NJ 07096-1547

--------------------------------------------------------------------------------
FOR NEW BUSINESS APPLICATIONS WITHOUT CHECKS AND ALL OTHER COMMUNICATIONS
(E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
EXPRESS DELIVERY:
--------------------------------------------------------------------------------


AXA Equitable Retirement Income for Life(SM)
200 Plaza Drive, 1st Floor
Secaucus, NJ 07094



--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o  written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year.

--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND EQACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o  your current account value;

o  your current allocation percentages;

o  the number of units you have in the variable investment options;

o  the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o elect to receive certain contract statements electronically (not available through TOPS);

o  change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only); and

o  access Frequently Asked Questions and Service Forms (not available through
   TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).

--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


6  Who is AXA Equitable?

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);

(2)  conversion of a traditional IRA to a Roth IRA contract;

(3)  election of the rebalancing program;

(4)  requests for withdrawals or surrenders from Rollover TSA contracts;

(5)  tax withholding elections;

(6)  election of the beneficiary continuation option;

(7)  IRA contribution recharacterizations;

(8)  certain Section 1035 exchanges;

(9)  direct transfers;

(10) death claims;

(11) change in ownership (NQ only);

(12) enrollment in either our Maximum payment plan or Customized payment plan withdrawal options;


(13) partial withdrawal requests;


(14) removing or changing successor owner; and

(15) requests to opt out of or back into the Annual step-up of the AXA Equitable Retirement Income for Life(SM) benefit.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  address changes;

(2)  beneficiary changes;

(3)  transfers between investment options; and

(4)  contract surrender.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  rebalancing;

(2)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:


The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.



                                                        Who is AXA Equitable?  7

AXA Equitable Retirement Income for Life(SM) at a glance -- key features

--------------------------------------------------------------------------------


AXA Equitable Retirement          The AXA Equitable Retirement Income for Life(SM) benefit guarantees that you can take
Income for Life(SM) benefit       lifetime payments of up to a maximum amount each contract year (your "Guaranteed annual payment"). Your Guaranteed annual payment amount is equal to a percentage of your "Income base." See "Your Income base" in "Contract features and benefits" later in this Prospectus.
                                  As shown in the chart immediately below, the applicable percentage is determined based on your age at the time of the first withdrawal.

                                  Your initial Guaranteed annual payment amount is equal to a percentage of the Income base.
                                  The initial applicable percentage ("Applicable percentage") is based on the owner's age at the time of the first withdrawal. If your contract is based on joint lives (you named your spouse as successor owner at contract issue) ("Joint life"), the initial Applicable percentage is based on the age of the owner or successor owner, whoever is younger at the time of the first withdrawal. For contracts held by non-natural owners, the initial
                                  Applicable percentage is based on the annuitant's age or on the younger annuitant's age, if applicable, at the time of the first withdrawal. If your Income base ratchets, as described later in this Prospectus, on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:

                                  ----------------------------------------------------------------------------------------------
                                  Age                     Applicable percentage
                                  ----------------------------------------------------------------------------------------------
                                  45-64                   4.0%

                                  65-74                   5.0%

                                  75-84                   6.0%

                                  85 and older            7.0%
                                  ----------------------------------------------------------------------------------------------
                                  Payments are taken from your account value and continue during your lifetime even if your account value falls to zero (unless it is caused by a withdrawal that exceeds your
                                  Guaranteed annual payment amount). If your contract is based on your life only (you did not name a successor owner) ("Single life"), payments will continue for your life. For Joint life contracts, payments will continue for the lives of both you and your spouse. QP and
                                  TSA Joint life contracts are not permitted. Please see "AXA Equitable Retirement Income for
                                  Life(SM) benefit" in "Contract features and benefits" later in this Prospectus.
--------------------------------------------------------------------------------------------------------------------------------
Contribution amounts              o  NQ, Rollover IRA, Roth IRA, QP and Rollover TSA contracts
                                     o  Initial minimum:     $25,000
                                     o  Additional minimum:  $ 1,000*
                                  ----------------------------------------------------------------------------------------------
                                  Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million under all AXA Equitable Retirement Income for Life(SM) series contracts with the same owner or annuitant. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions.

                                  * For both types of IRA, TSA, and QP contracts, ongoing or regular contributions are not permitted; only rollovers or direct transfers are permitted.
--------------------------------------------------------------------------------------------------------------------------------
Professional investment           AXA Equitable Retirement Income for Life(SM)'s variable investment options invest in different
management                        portfolios managed by professional investment advisers.
--------------------------------------------------------------------------------------------------------------------------------
Tax considerations                o  No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
                                  ----------------------------------------------------------------------------------------------
                                  o  No tax on transfers among investment options inside the contract.
                                  ----------------------------------------------------------------------------------------------
                                  If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA) or Tax
                                  Sheltered Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. Because of its income focus, this contract may not be appropriate for Rollover
                                  TSA and QP if the funds are subject to withdrawal restrictions. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement.
--------------------------------------------------------------------------------------------------------------------------------


8 AXA Equitable Retirement Income for Life(SM) at a glance -- key features

--------------------------------------------------------------------------------------------------------------------------------
Access to your money              o  Partial withdrawals

                                  o  Maximum payment plan

                                  o  Customized payment plan

                                  o  Contract surrender
                                  You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty.
--------------------------------------------------------------------------------------------------------------------------------
Additional features               o  Guaranteed minimum death benefit options

                                  o  Account value rebalancing (quarterly, semiannually, and annually)

                                  o  Free transfers

                                  o  Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home

                                  o  Spousal continuation

                                  o  Beneficiary continuation option

                                  o  Annuitization options
--------------------------------------------------------------------------------------------------------------------------------
Fees and charges                  o  Daily charges on amounts invested in variable investment options for mortality and expense risks, administrative charges and distribution charges at an annual rate of 1.30%.

                                  o  No charge for the standard death benefit.

                                  o  An annual charge of 0.30% of the Annual Ratchet to age 85 death benefit base, if elected.
                                     The benefit base is described under "Guaranteed minimum death benefit" under "Annual
                                     Ratchet to age 85 death benefit" in "Contract features and benefits."

                                  o  An annual charge of 0.60% of the Income base for the AXA Equitable Retirement Income for
                                     Life(SM) benefit based on a Single life or 0.75% of the Income base for a Joint life
                                     (not available as a QP or TSA contract). This charge will be deducted on each contract date anniversary from your account value. See "AXA Equitable Retirement Income for
                                     Life(SM) benefit charge" in "Charges and expenses" later in this Prospectus.

                                  o  No sales charge deducted at the time you make contributions. During the first seven contract years following a contribution, a charge of up to 7% will be deducted from amounts that you withdraw that exceed your Guaranteed annual payment amount. There is no withdrawal charge in the eighth and later contract years following a contribution. Certain other exemptions may apply. See "Your Guaranteed annual payment" under "AXA Equitable Retirement
                                     Income for Life(SM) benefit" in "Contract features and benefits" later in this Prospectus for information about how your Guaranteed annual payment amount is calculated.

                                  ----------------------------------------------------------------------------------------------
                                  The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
                                  ----------------------------------------------------------------------------------------------

                                  o  We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuitization option.

                                  o  Annual expenses of the Trust portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee table" later in this Prospectus for details.
--------------------------------------------------------------------------------------------------------------------------------
Owner and Annuitant issue         NQ, Rollover IRA, Roth IRA and Rollover TSA: 45-85
ages                              QP: 45-75
--------------------------------------------------------------------------------------------------------------------------------


The above is not a complete description of all material provisions of the contract. In some cases, restrictions or exceptions apply.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this Prospectus for additional information.


      AXA Equitable Retirement Income for Life(SM) at a glance -- key features 9

OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.


You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some selling broker-dealers may limit their clients from purchasing optional benefits based upon the client's age.


10  AXA Equitable Retirement Income for Life(SM) at a glance -- key features

Fee table

--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.


The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.


--------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
--------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn (deducted if you surrender your contract or make certain                          7.00%
withdrawals or apply your cash value to certain payout options).(1)
--------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the portfolio fees and expenses.

--------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:

Mortality and expense risks                                                             0.80%
Administrative                                                                          0.30%
Distribution                                                                            0.20%
                                                                                        -----
Total Separate Account annual expenses                                                  1.30%
--------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary(2)
--------------------------------------------------------------------------------------------------------------------------------
AXA Equitable Retirement Income for Life(SM) benefit charge
(calculated as a percentage of the Income base):                                        0.60% for Single life contracts
                                                                                        0.75% for Joint life contracts (Not
                                                                                              available as QP or TSA contracts.)
If your Income Base ratchets, we reserve the right to increase your
charge up to:                                                                           0.75% for Single life contracts
                                                                                        0.90% for Joint life contracts

Please see "AXA Equitable Retirement Income for Life(SM) benefit" in "Contract features and benefits" for more information about this feature, including its Income base and the Annual step-up provision and "AXA Equitable Retirement Income for Life(SM) benefit charge" in
"Charges and expenses," both later in this Prospectus.

--------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary(2)
if you elect the optional benefit
--------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum death benefit charge (calculated as a percentage of the applicable benefit base):

Annual Ratchet to age 85                                                                   0.30%

Standard death benefit                                                                     0.00%
--------------------------------------------------------------------------------------------------------------------------------


You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


                                                                    Fee table 11

-----------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2006 (expenses that are deducted           Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees,               ------     -------
and/or other expenses)(3)                                                                 1.24%      1.58%
-----------------------------------------------------------------------------------------------------------------------------

This table shows the fees and expenses for 2006 as an annual percentage of each Portfolio's daily average net assets.

                                                                                       Total
                                                                      Acquired         Annual                   Net Total
                                                                        Fund          Expenses    Fee Waiv-      Annual
                                                                      Fees and        (Before    ers and/or     Expenses
                                  Manage-                             Expenses        Expense     Expense       (After
                                   ment       12b-1     Other       (Underlying       Limita-    Reimburse-     Expense
Portfolio Name                    Fees(4)    Fees(5)  Expenses(6)   Portfolios)(7)     tions)     ments(8)     Limitations)
-----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
-----------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation          0.10%      0.25%     0.18%          0.91%            1.44%      (0.18)%      1.26%
AXA Conservative Allocation        0.10%      0.25%     0.22%          0.67%            1.24%      (0.22)%      1.02%
AXA Conservative-Plus Allocation   0.10%      0.25%     0.18%          0.72%            1.25%      (0.18)%      1.07%
AXA Moderate Allocation            0.10%      0.25%     0.17%          0.78%            1.30%      (0.17)%      1.13%
AXA Moderate-Plus Allocation       0.10%      0.25%     0.17%          0.85%            1.37%      (0.17)%      1.20%
-----------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
-----------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding     0.05%      0.25%     0.21%          1.07%            1.58%      (0.11)%      1.47%
  Strategy*
-----------------------------------------------------------------------------------------------------------------------------

* This investment option will be available on or about May 29, 2007, subject to regulatory approval.

Notes:

(1) Deducted upon a withdrawal of amounts in excess of your Guaranteed annual payment amount, if applicable:


        The withdrawal charge percentage we use is determined by the contract year in          Contract
        which you make the withdrawal or surrender your contract. For each contribution,       Year
        we consider the contract year in which we receive that contribution to be "contract    1................7.00%
        year 1")                                                                               2................7.00%
                                                                                               3................6.00%
                                                                                               4................6.00%
                                                                                               5................5.00%
                                                                                               6................3.00%
                                                                                               7................1.00%
                                                                                               8+...............0.00%

(2) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts. See footnote (7) for details.

(4) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (8) for any expense limitation agreement information.


(5) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fees will not be increased for the life of the contract.

(6) Other expenses shown are those incurred in 2006. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (8) for any expense limitation agreement.

(7) Each of these variable investment options invest in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffilitated portfolios ("the underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. The fees and expenses are based on the respective weighted investment allocations as of 12/31/06.

(8) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2008. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than specified amounts. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements.



EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).

The example below shows the expenses that a hypothetical contract owner (whose Income base has been stepped-up and who has elected the Annual Ratchet to age 85 death benefit) would pay in the situations illustrated. See contract features and benefits later in this Prospectus for information about these features.


12 Fee table

The example assumes that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. The example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                    Fee table 13

----------------------------------------------------------------------------------------------
                                        If you surrender your contract at the end of the
                                                     applicable time period
----------------------------------------------------------------------------------------------
                                     1 year        3 years        5 years        10 years
----------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------
AXA Conservative Allocation        $ 1,093.00     $ 1,805.00     $ 2,551.00     $ 4,314.00
AXA Conservative-Plus Allocation   $ 1,094.00     $ 1,808.00     $ 2,556.00     $ 4,324.00
AXA Moderate Allocation            $ 1,099.00     $ 1,823.00     $ 2,582.00     $ 4,371.00
AXA Moderate-Plus Allocation       $ 1,106.00     $ 1,845.00     $ 2,617.00     $ 4,438.00
AXA Aggressive Allocation          $ 1,114.00     $ 1,866.00     $ 2,652.00     $ 4,504.00
----------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding     $ 1,128.00     $ 1,910.00     $ 2,722.00     $ 4,634.00
  Strategy**
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                     If you annuitize at the end of the applicable time
                                   period and select a non-life contingent period certain
                                          annuity option with less than five years
----------------------------------------------------------------------------------------------
                                      1 year     3 years       5 years        10 years
----------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------
AXA Conservative Allocation            N/A     $ 1,805.00     $ 2,551.00     $ 4,314.00
AXA Conservative-Plus Allocation       N/A     $ 1,808.00     $ 2,556.00     $ 4,324.00
AXA Moderate Allocation                N/A     $ 1,823.00     $ 2,582.00     $ 4,371.00
AXA Moderate-Plus Allocation           N/A     $ 1,845.00     $ 2,617.00     $ 4,438.00
AXA Aggressive Allocation              N/A     $ 1,866.00     $ 2,652.00     $ 4,504.00
----------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding         N/A     $ 1,910.00     $ 2,722.00     $ 4,634.00
  Strategy**
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                       If you do not surrender your contract at the end of
                                                  the applicable time period
----------------------------------------------------------------------------------------------
                                   1 year       3 years           5 years        10 years
----------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------
AXA Conservative Allocation       $ 393.00     $ 1,205.00        $ 2,051.00     $ 4,314.00
AXA Conservative-Plus Allocation  $ 394.00     $ 1,208.00        $ 2,056.00     $ 4,324.00
AXA Moderate Allocation           $ 399.00     $ 1,223.00        $ 2,082.00     $ 4,371.00
AXA Moderate-Plus Allocation      $ 406.00     $ 1,245.00        $ 2,117.00     $ 4,438.00
AXA Aggressive Allocation         $ 414.00     $ 1,266.00        $ 2,152.00     $ 4,504.00
----------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding    $ 428.00     $ 1,310.00        $ 2,222.00     $ 4,634.00
  Strategy**
----------------------------------------------------------------------------------------------



* This investment option will be available on or about May 29, 2007, subject to regulatory approval.

For information on how your contract works under certain hypothetical circumstances, please see Appendix II at the end of this Prospectus.


14 Fee table

CONDENSED FINANCIAL INFORMATION

Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2006.



                                                                    Fee table 15

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call
"contributions." We require a minimum contribution amount of $25,000. The following table summarizes our rules regarding contributions to your contract. The owner, annuitant and successor owner or joint annuitant, if any, must all meet the same issue age requirements.

We may refuse to accept any contribution if the sum of all contributions under all AXA Equitable Retirement Income for Life(SM) contracts with the same owner or annuitant would then total more than $1,500,000. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.

Additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal. Additional contribution rules are set forth in the chart below.


--------------------------------------------------------------------------------
The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits. The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.
--------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
                  Available        Minimum
Contract type     for issue ages   contributions             Source of contributions          Limitations on contributions
---------------------------------------------------------------------------------------------------------------------------------
NQ                45 through 85    o  $25,000 (initial)      o  After-tax money.              o  No additional contributions
                                                                                                 may be made after attain-
                                   o  $1,000 (additional)    o  Paid to us by check or           ment of annuitant's age 86,
                                                                transfer of contract value       or, if later, the first contract
                                                                in a tax-deferred exchange       date anniversary.
                                                                under Section 1035 of the
                                                                Internal Revenue Code.
---------------------------------------------------------------------------------------------------------------------------------
Rollover IRA      45 through 85    o  $25,000 (initial)      o  Rollover or direct transfers  o  No additional contributions
                                                                only; regular IRA contribu-      may be made after attain-
                                   o  $1,000 (additional)       tions are not permitted.         ment of annuitant's age 86,
                                                                                                 or, if later, the first contract
                                                             o  Eligible rollover distribu-      date anniversary.
                                                                tions from TSA contracts or
                                                                other 403(b) arrangements,    o  Contributions after age 70-1/2
                                                                qualified plans, and govern-     must be net of required
                                                                mental employer 457(b) plans.    minimum distributions.
                                                                plans.

                                                             o  Rollovers from another
                                                                traditional individual
                                                                retirement arrangement.

                                                             o  Direct custodian-to-
                                                                custodian transfers from
                                                                another traditional
                                                                individual retirement
                                                                arrangement.
---------------------------------------------------------------------------------------------------------------------------------


16  Contract features and benefits

-----------------------------------------------------------------------------------------------------------------------------
                  Available        Minimum
 Contract type   for issue ages   contributions             Source of contributions            Limitations on contributions
-----------------------------------------------------------------------------------------------------------------------------
Roth IRA         45 through 85    o  $25,000 (initial)      o  Rollover or direct             o  No additional contributions
                                  o  $1,000 (additional)       transfers only; regular           may be made after attain-
                                                               Roth IRA contributions            ment of annuitant's age 86,
                                                               are not permitted.                or, if later, the first
                                                                                                 contract date anniversary.
                                                            o  Rollover from another Roth
                                                               IRA.                           o  Conversion rollovers after
                                                                                                 age 70-1/2 must be net of
                                                            o  Rollovers from a "desig-          required minimum distribu-
                                                               nated Roth contribution           tions for the traditional
                                                               account" under a 401(k)           IRA you are rolling over.
                                                               plan or 403(b) arrangement.
                                                                                              o  You cannot roll over funds
                                                            o  Conversion rollovers from         from a traditional IRA if
                                                               traditional IRA.                  your adjusted gross income
                                                                                                 is $100,000 or more.
                                                            o  Direct transfers from
                                                               another Roth IRA.
-----------------------------------------------------------------------------------------------------------------------------
Rollover TSA     45 through 85    o  $25,000 (initial)      o  Direct transfers of pre-tax    o  No additional contributions
                                  o  $1,000 (additional)       funds from another contract       may be made after attain-
                                                               or arrangement under Sec-         ment of annuitant's age 86,
                                                               tion 403(b) of the Internal       or, if later, the first
                                                               Revenue Code, complying           contract date anniversary.
                                                               with IRS Revenue Ruling
                                                               90-24.                         o  Rollover or direct transfer
                                                                                                 contributions after age
                                                            o  Eligible rollover distribu-       70-1/2 must be net of any
                                                               tions of pre-tax funds from       required minimum
                                                               other 403(b) plans. Subse-        distributions.
                                                               quent contributions may
                                                               also be rollovers from         o  We do not accept employer-
                                                               qualified plans,                  remitted contributions.
                                                               governmental employer
                                                               457(b) plans and
                                                               traditional IRAs.
-----------------------------------------------------------------------------------------------------------------------------



                                               Contract features and benefits 17

----------------------------------------------------------------------------------------------------------------------------
                  Available        Minimum
 Contract type   for issue ages   contributions              Source of contributions           Limitations on contributions
----------------------------------------------------------------------------------------------------------------------------
QP               45 through 75    o  $25,000 (initial)      o  Only transfer contributions    o  A separate QP contract must
                                  o  $1,000 (additional)       from other investments            be established for each
                                                               within an existing defined        plan participant.
                                                               contribution qualified plan
                                                               trust.                         o  We do not accept regular
                                                                                                 ongoing payroll contribu-
                                                            o  The plan must be qualified        tions, or any other
                                                               under Section 401(a) of the       contributions directly from
                                                               Internal Revenue Code.            the employer.

                                                            o  For 401(k) plans, trans-       o  Only one additional
                                                               ferred contributions may          transfer contribution may
                                                               not include any after-tax         be made during a contract
                                                               contributions, including          year.
                                                               designated Roth contribu-
                                                               tions.                         o  No additional transfer con-
                                                                                                 tributions after
                                                                                                 participant's attainment of
                                                                                                 age 76 or, if later, the
                                                                                                 first contract date
                                                                                                 anniversary.

                                                                                              o  Contributions after age
                                                                                                 70-1/2 must be net of any
                                                                                                 required minimum
                                                                                                 distributions.

                                                                                              o  We do not accept contribu-
                                                                                                 tions from defined benefit
                                                                                                 plans.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
----------------------------------------------------------------------------------------------------------------------------


See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.


18 Contract features and benefits

OWNER AND ANNUITANT REQUIREMENTS

The owner, annuitant and successor owner or joint annuitant, if any, must all meet the same issue age requirements. Under NQ contracts only, the annuitant can be different from the owner. For all contracts other than QP, the owner, successor owner and annuitant, if different, must be age 45-85 at issue. For QP contracts, the annuitant must be age 45-75 at issue.

Joint owners are not permitted except under NQ contracts.

A successor owner may be named at contract issue only. The successor owner must be the owner's spouse. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced.

A joint annuitant may be named at contract issue only if the contract is owned by a non-natural owner. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the first withdrawal. After the first withdrawal, the joint annuitant may be dropped but cannot be replaced. Joint annuitants are not permitted under any other contracts.

Under both types of IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract.


Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee and all benefits are based on the age of the annuitant. See Appendix II at the end of this Prospectus for more information on QP contracts.



HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to a Section 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept initial and any permitted additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. See "More information" later in this Prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. A business day does not include a day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options. Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields. Listed below are the currently available portfolios and their investment objectives.

                                              Contract features and benefits  19

PORTFOLIOS OF THE TRUST

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. Each portfolio of the AXA Premier VIP Trust invests in portfolios of both AXA Premier VIP Trust and EQ Advisors Trust. The EQ/Franklin Templeton Founding Strategy invests in portfolios of the EQ Advisors Trust.

The AXA Allocation Portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your contract. In addition, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including those optional benefits that restrict allocations to the AXA Allocation Portfolios. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.



-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust          Objective
Portfolio Name
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a greater emphasis on current income.
 ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income, with a greater emphasis on capital
 ALLOCATION                   appreciation.
-------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.
-------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
 Portfolio Name                Objective
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON         Primarily seeks capital appreciation and secondarily seeks income.
 FOUNDING STRATEGY*
-------------------------------------------------------------------------------------------------------------------------



* This investment option will be available on or about May 29, 2007, subject to regulatory approval.

You should consider the investment objective, risks, and charges and expenses of the portfolios carefully before investing. The prospectuses for the portfolios contain this and other important information about the portfolios. The prospectuses, which are attached to this Prospectus, should be read carefully before investing.


20 Contract features and benefits

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to one or more, or all, of the variable investment options. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations into all available investment options must equal 100%. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.


The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


AXA EQUITABLE RETIREMENT INCOME FOR LIFE(SM) BENEFIT


The AXA Equitable Retirement Income for Life(SM) benefit guarantees that you can take lifetime withdrawals up to a maximum amount per year (your "Guaranteed annual payment"). You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See "Accessing your money" later in this Prospectus.


You may buy this contract on a single life ("Single life") or a joint life ("Joint life") basis. There is no designated successor owner (or joint annuitant under a contract with a non-natural owner) in a Single life contract and none may be added subsequent to contract issue. For Joint life contracts, you must designate your spouse as the successor owner (or joint annuitant, as applicable) at the time of contract issue. Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner (or annuitant and joint annuitant, as applicable). Joint life QP and TSA contracts are not permitted.

The cost of the AXA Equitable Retirement Income for Life(SM) benefit will be deducted from your account value on each contract date anniversary. Please see "AXA Equitable Retirement Income for Life(SM) benefit charge" in "Charges and expenses" later in this Prospectus for a description of the charge.

You should not purchase this contract if:

o You plan to take withdrawals in excess of your Guaranteed annual payment amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);

o  You are interested in long term accumulation rather than taking withdrawals;

o You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply; or

o You plan to use it for withdrawals prior to age 59-1/2, as the taxable amount of the withdrawal will be subject to an additional 10% federal income tax penalty, as discussed later in this Prospectus.

For traditional IRAs, TSA and QP contracts, the AXA Equitable Retirement Income for Life(SM) contract makes provisions for you to take lifetime required minimum distributions ("RMDs") without losing the value of the AXA Equitable Retirement Income for Life(SM) benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

YOUR INCOME BASE

At issue, your Income base is equal to your initial contribution and will increase or decrease, as follows:

o Your Income base increases by the dollar amount of any subsequent contributions.

o Your Income base may be increased on each contract date anniversary, as described below under "Annual step-up" and "5% deferral bonus."

o Your Income base is not reduced by withdrawals except those withdrawals that exceed your Guaranteed annual payment amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.

YOUR GUARANTEED ANNUAL PAYMENT AMOUNT

Your initial Guaranteed annual payment amount is equal to a percentage of the Income base. The applicable percentage ("Applicable percentage") is based on the owner's age at the time of the first withdrawal. For Joint life contracts, the Applicable percentage is based on the age of the owner or successor owner, whoever is younger at the time of the first withdrawal. For Single life contracts held by non-natural owners, the Applicable percentage is based on the annuitant's age. For Joint life contracts held by non-natural owners, the Applicable percentage is based on the younger annuitant's age at the time of the first withdrawal. If your Income base ratchets, as described below in this section under "Annual step-up," on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:


-------------------------------------
 Age            Applicable percentage
-------------------------------------
45-64          4.0%
65-74          5.0%
75-84          6.0%
85 and older   7.0%
-------------------------------------

We will recalculate the Guaranteed annual payment amount on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal, as described below under "Effect of


                                              Contract features and benefits  21

Excess withdrawals" and "Subsequent contributions." The payment amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual payments are not cumulative. If you withdraw less than the Guaranteed annual payment amount in any contract year, you may not add the remainder to your Guaranteed annual payment amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the Guaranteed annual payment amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

EFFECT OF EXCESS WITHDRAWALS

An Excess withdrawal is caused when you withdraw more than your Guaranteed annual payment amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual payment amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your Income base and your Guaranteed annual payment amount. If you make an Excess withdrawal, we will recalculate your Income base and the Guaranteed annual payment amount, as follows:

   o The Income base is reset as of the date of the Excess with drawal to equal the lesser of: (i) the Income base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

   o The Guaranteed annual payment amount is recalculated to equal the Applicable percentage multiplied by the reset Income base.

You should not purchase this contract if you plan to take withdrawals in excess of your Guaranteed annual payment amount as such withdrawals significantly reduce or eliminate the value of the AXA Equitable Retirement Income for Life(SM) benefit. If your account value is less than your Income base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual payment amount, can significantly reduce your Income base and the Guaranteed annual payment amount.

For example, assume your Income base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual payment amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your Income base is immediately reset to equal the lesser of your Income base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your Income base is now $72,000. In addition, your Guaranteed annual payment amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000.

Withdrawal charges, if applicable, are applied to the amount of the withdrawal exceeding the Guaranteed annual payment amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus. You should further note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract value" later in this Prospectus.

In general, if you purchase this contract as a traditional IRA, QP or TSA and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual payment amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus.

ANNUAL STEP-UP


Your Income base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent Income base. If your account value is greater, we will ratchet up your Income base to equal your account value. If your Income base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual payment will also be increased to equal your Applicable percentage times your new Income base.

If your Income base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your Income base will no longer ratchet. Upon request, we will permit you to accept an Income base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see "AXA Equitable Retirement Income for Life(SM) benefit charge" in "Charges and expenses" later in this Prospectus.


5% DEFERRAL BONUS

At no additional charge, during the first ten contract years, in each year you have not taken a withdrawal, we will increase your Income base by an amount equal to 5% of your total contributions. If the Annual step- up (as discussed immediately above) occurs on any contract date anniversary, for the next and subsequent contract years, the bonus will be 5% of the most recent ratcheted Income base plus any subsequent contributions. If the Income base is reduced due to an Excess withdrawal, the 5% deferral bonus will be calculated using the reset Income base plus any applicable contributions. The deferral bonus generally excludes contributions made in the prior 12 months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year.

On any contract date anniversary on which you are eligible for a bonus, we will calculate the applicable bonus amount. If, when added to the current Income base, the amount is greater than your account value, that amount will become your new Income base. If that amount is less than or equal to your account value, your Income base will be ratcheted to equal your account value, and the 5% deferral bonus will not apply. If you opt out of the Annual step-up (as discussed immediately above), the 5% deferral bonus will still apply.

22  Contract features and benefits

SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date the first withdrawal is taken.

Anytime you make an additional contribution, your Income base will be increased by the amount of the contribution. Your Guaranteed annual payment amount will be equal to the Applicable percentage of the increased Income base.

EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO


If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits, as discussed below. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.


However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

o The AXA Equitable Retirement Income for Life(SM) contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the AXA Equitable Retirement Income for Life(SM) contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under the AXA Equitable Retirement Income for Life(SM) contract.

o  No subsequent contributions will be permitted.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.


o If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual payment for that contract year in a lump sum. Payment of the Guaranteed annual payment will begin on the next contract date anniversary.


o Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

o Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar for dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

o The charge for the AXA Equitable Retirement Income for Life(SM) benefit and the Annual Ratchet to age 85 death benefit will no longer apply.

o If at the time of your death your Guaranteed annual payment amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

OTHER IMPORTANT CONSIDERATIONS

o You should not purchase this contract if you are interested in long term accumulation rather than current payments or payments in the near future.

o Amounts withdrawn in excess of your Guaranteed annual payment amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of this benefit. See "Effect of Excess withdrawals" above in this section and "Withdrawing your account value" in "Accessing your money" later in this Prospectus.

o Withdrawals made under the AXA Equitable Retirement Income for Life(SM) contract are not taxed as annuity payments, and may be subject to an additional 10% Federal income tax penalty before age 59-1/2. See "Tax information" later in this Prospectus.

o All payments under the AXA Equitable Retirement Income for Life(SM) benefit reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

o If you withdraw less than the Guaranteed annual payment amount in any contract year, you may not add the remainder to your Guaranteed annual payment amount in any subsequent year.

o The AXA Equitable Retirement Income for Life(SM) benefit terminates if the contract is continued under the beneficiary continuation option or the successor owner annuitant feature.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual payment amount, all benefits under the contract will terminate, including the AXA Equitable Retirement Income for Life(SM) benefit.


o Generally, if you transfer ownership of this contract, you terminate the AXA Equitable Retirement Income for Life(SM) benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.


o Withdrawals are available under other annuity contracts we offer without purchasing a withdrawal benefit.

o For IRA, QP or TSA contracts, if you have to take a required minimum distribution ("RMD") and it is your first withdrawal under the contract, the RMD will be considered your "first withdrawal" for the purposes of establishing your Applicable percentage.


If you elect the AXA Equitable Retirement Income for Life(SM) benefit on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit.


GUARANTEED MINIMUM DEATH BENEFIT

STANDARD DEATH BENEFIT. Your contract provides a standard death benefit. If you do not elect the Annual Ratchet to age 85 death benefit


                                              Contract features and benefits  23
described below, the death benefit is equal to your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions, adjusted for withdrawals (including any applicable withdrawal charges), and any taxes that apply. The standard death benefit is the only death benefit available for owners (or older Joint life, if applicable) ages 76 through 85 at issue. Once your contract is issued, you may not change or voluntarily terminate your death benefit. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.


ANNUAL RATCHET TO AGE 85 DEATH BENEFIT. If you elect the Annual Ratchet to age 85 death benefit, the death benefit is equal to your account value as of the date we receive satisfactory proof of the owner's (or the second to die for Joint life contracts, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or the Annual Ratchet to age 85 death benefit on the date of the owner's (or the second to die for Joint life contracts, if applicable) death, adjusted for subsequent withdrawals (and associated withdrawal charges), whichever provides the higher amount. See "Payment of death benefit" later in this Prospectus for more information.

Your benefit base is equal to the greater of either:

o your initial contribution to the contract (plus any additional contributions), or


o your highest account value on any contract date anniversary up to the contract date anniversary following the owner's (or older Joint life's, if applicable) 85th birthday, plus any contributions made since the most recent annual ratchet, less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of the deduction is described under "How withdrawals affect your Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

For contracts with non-natural owners, the last contract date anniversary a ratchet could occur is based on the annuitant's (or older joint annuitant's, if applicable) age.


The Annual Ratchet to age 85 death benefit is equal to its corresponding benefit base. Once you have elected the Annual Ratchet to age 85 death benefit, you may not change it.

Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals affect your Guaranteed minimum death benefit in "Accessing your money" and "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

If you elect the Annual Ratchet to age 85 death benefit option described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, either death benefit elected will be replaced with the Standard death benefit. For contracts with non-natural owners, the death benefit will be payable upon the death of the annuitant (or second to die of the joint annuitants, if applicable). See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

Please see "Insufficient account value" in "Determining your contract's value" for more information on this guaranteed benefit.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days (the "free look" period) after you receive it.

Generally, your refund will equal your account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect any investment gain or loss in the variable investment options, less the daily charges we deduct. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o  you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a Rollover IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.


24  Contract features and benefits

2. Determining your contract's value

--------------------------------------------------------------------------------
YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in the variable investment options.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the pro rata portion of the AXA Equitable Retirement Income for Life(SM) benefit charge and (ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)   mortality and expense risks;

(ii)  administrative expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges); or

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct the AXA Equitable Retirement Income for Life(SM) benefit charge and the charge for the optional Annual Ratchet to age 85 death benefit, the number of units credited to your contract will be reduced. A description of how unit values are calculated is found in the SAI.

INSUFFICIENT ACCOUNT VALUE

Your contract will terminate if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any guaranteed benefits, except as discussed earlier in this Prospectus in "Contract features and benefits" under "Effect of your account value falling to zero."

                                           Determining your contract's value  25

3. Transferring your money among investment options

--------------------------------------------------------------------------------
TRANSFERRING YOUR ACCOUNT VALUE

You can transfer some or all of your account value among the investment options.

In addition, we reserve the right to restrict transfers among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1)   the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3)   the investment options to and from which you are transferring.

We will confirm all transfers in writing.


Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.



DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing " organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.


We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and


26 Transferring your money among investment options procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, neither trust had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

REBALANCING YOUR ACCOUNT VALUE


We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. In order to participate, you must tell us:


(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

While your rebalancing program is in effect, we will transfer amounts among the variable investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------
You may elect the rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested; your rebalancing allocations will not be changed; and the rebalancing program will remain in effect unless you request that it be canceled in writing. There is no charge for the rebalancing feature.

                            Transferring your money among investment options  27

4. Accessing your money

--------------------------------------------------------------------------------
WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value as described below. For some QP or Rollover TSA contracts, your ability to take withdrawals under your contract may be limited. See "Tax information" later in this Prospectus. No loans are permitted under this contract.

When selecting a withdrawal method, it is important to remember that Excess withdrawals may significantly reduce the value of the AXA Equitable Retirement Income for Life(SM) benefit and contract. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus. You should choose a withdrawal method that is most appropriate for your needs AND does not cause payment amounts in excess of your Guaranteed annual payment amount.

Please see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus and "How withdrawals affect your Guaranteed minimum death benefit," below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

All withdrawals in a contract year up to the Guaranteed annual payment amount are not subject to a withdrawal charge.

AUTOMATIC PAYMENT PLANS

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.


MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual payment amount in scheduled payments. The amount of the withdrawal will increase on contract anniversaries with any Annual step-up or 5% deferral bonus.


If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual payment amount.


If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount less than or equal to the Guaranteed annual payment amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with any Annual step-up, or 5% deferral bonus. You must elect to change the scheduled payment amount.


It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. We will notify you if the payment amount you elect would cause an Excess withdrawal. As discussed earlier in the Prospectus, Excess withdrawals may significantly reduce the value of the AXA Equitable Retirement Income for Life(SM) benefit. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.


If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

PARTIAL WITHDRAWALS

You may also take partial withdrawals from your account value at any time. (Rollover TSA and QP contracts may have restrictions.) The minimum amount you may withdraw is $300. If you elect to take partial withdrawals, you should monitor your withdrawals to ensure that you do not exceed your Guaranteed annual payment amount in any contract year and cause an Excess withdrawal. As discussed earlier in the prospectus, Excess withdrawals may significantly reduce the value of the AXA Equitable Retirement Income for Life(SM) contract. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.


LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, QP and Rollover TSA contracts only -- See "Tax information" later in this Prospectus)


We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules, however, it may be advisable for you to elect our Automatic RMD service as discussed below. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.


You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Cur-

28  Accessing your money
rently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

Generally, if you elect our Automatic RMD service, any lifetime required minimum distribution payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal.


If you elect either the Maximum payment plan or the Customized payment plan AND our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30 and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your Income base and Guaranteed annual payment amount may be reduced. See "Effect of Excess Withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you elect our Automatic RMD service and elect to take your Guaranteed annual payments amount in partial withdrawals, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all payments made through November 30. Any RMD payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal; however, any other withdrawals in the same contract year may be treated as Excess withdrawals.

We do not impose a withdrawal charge on lifetime required minimum distributions if you are enrolled in our Automatic RMD service and one of our automatic payment plans. However, if you take any partial withdrawals, this waiver will not apply.


--------------------------------------------------------------------------------
For Rollover IRA and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM DEATH BENEFIT

Withdrawals will reduce both the Standard death benefit and the Annual Ratchet to age 85 death benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is equal to or less than your Guaranteed annual payment amount. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed your Guaranteed annual payment amount, that entire withdrawal (including RMDs that are not taken through our Automatic RMD service) and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your applicable benefit base will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X ..40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000).


For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in the Prospectus.


HOW WITHDRAWALS AFFECT THE AXA EQUITABLE RETIREMENT INCOME FOR LIFE(SM) BENEFIT

Your Income base is not reduced by withdrawals up to the Guaranteed annual payment amount. Withdrawals that exceed the Guaranteed annual payment amount, however, can significantly reduce your Income base and Guaranteed annual payment. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under "AXA Equitable Retirement Income for Life(SM) benefit" in "Contract features and benefits" earlier in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the owner is living and before you annuitize. (Rollover TSA and QP contracts may have restrictions.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

All benefits under the contract will terminate as of the date we receive the required information, including the AXA Equitable Retirement Income for Life(SM) benefit, if your cash value is greater than your Guaranteed annual payment amount remaining for the contract year. For more information, please see "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuitization options. See "Your annuitization options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may

                                                        Accessing your money  29
include payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge), payment of the cash value (upon surrender), and applying proceeds upon annuitization. We may postpone such payments or applying proceeds for any period during which:

(1)   the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense. Express delivery service is not available for automatic payment plan payments.

YOUR ANNUITIZATION OPTIONS


You may elect to annuitize your contract after one year. When your contract is annuitized, the AXA Equitable Retirement Income for Life(SM) benefit will terminate without value. Payments you receive under the annuitization option you select may be more or less than your Guaranteed annual payment amount. You should consider the relative payment amounts carefully before annuitizing.


The AXA Equitable Retirement Income for Life(SM) contract guarantees that you can apply your account value to receive fixed lifetime annuity payments. You may also elect to receive payments under any other annuitization option that we offer at the time.

We currently offer the annuitization options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue.

--------------------------------------------------------------
Fixed annuitization options   Life annuity
                              Life annuity with period certain
                              Life annuity with refund certain
                              Period certain annuity
--------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this annuitization option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different annuitization option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This annuitization option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.

Annuity purchase factors. Annuity purchase factors are the factors applied to determine your periodic payments under the annuitization options. The guaranteed annuity purchase factors are those factors specified in your contract. The current annuity purchase factors are those factors that are in effect at any given time. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the annuitant's (and any joint annuitant's) age and sex in certain instances.

FIXED ANNUITIZATION OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITIZATION OPTION

The amount applied to purchase an annuitization option varies, depending on the annuitization option that you choose, and the timing of your purchase as it relates to any withdrawal charges.

For the fixed annuitization options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.


The withdrawal charge applicable under your AXA Equitable Retirement Income for Life(SM) contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.


SELECTING AN ANNUITIZATION OPTION

When you select an annuitization option, we will issue you a separate written agreement confirming your right to receive annuity payments.

30  Accessing your money

We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than 13 months from the AXA Equitable Retirement Income for Life(SM) contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.


The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.


If, at the time you elect an annuitization option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the annuitization option chosen.

YOUR CONTRACT'S MATURITY DATE


Your contract has a maturity date by which you must either take a lump sum payment or select an annuitization option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed even if you name a new annuitant. For annuitants age 45-80 at issue, the maturity date is the contract date anniversary that follows the annuitant's 90th birthday. For annuitants age 81-85 at issue, the maturity date is the 10th contract date anniversary. We will send a notice with the annual statement one year prior to the maturity age.

If your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to what you would have received under the AXA Equitable Retirement Income for Life(SM) benefit. As described in "Contract features and benefits" under "AXA Equitable Retirement Income for Life(SM) benefit," these payments will have the potential to increase with favorable investment performance. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." If the enhanced death benefit had been elected, its value as of the date the annuity payout contract is issued will become your minimum death benefit, and it will no longer increase. The minimum death benefit will be reduced dollar for dollar by each payment. If you die while there is any minimum death benefit remaining, it will be paid to your beneificiary.


                                                        Accessing your money  31

5.  Charges and expenses

--------------------------------------------------------------------------------
CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o  A mortality and expense risks charge

o  An administrative charge

o  A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o On each contract date anniversary -- a charge for the AXA Equitable Retirement Income for Life(SM) benefit and the Annual Ratchet to age 85 death benefit (if elected). We will deduct a pro rata portion of this charge upon contract surrender, annuitization or death benefit payment.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the policies.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.


SEPARATE ACCOUNT ANNUAL EXPENSES

Mortality and expense risks charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Guaranteed minimum death benefit. The daily charge is equivalent to an annual rate of 0.80% of the net assets in each variable investment option.


The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.


Administrative charge. We deduct a daily charge from the net assets in each variable investment option. The charge is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.30% of the net assets in each variable investment option.

Distribution charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.20% of the net assets in each variable investment option.


WITHDRAWAL CHARGE


A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed your Guaranteed annual payment amount, described in "Your Guaranteed annual payment amount" under "AXA Equitable Retirement Income for Life(SM) benefit" in "Contract features and benefits" earlier in this Prospectus, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non-life contingent annuitization option. If you surrender your contract or apply your cash value to a non-life contingent annuitization option, the withdrawal charge will apply to your entire surrender amount, without any reduction due to the Guaranteed annual payment amount. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuitization options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus.


The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

32  Charges and expenses

----------------------------------------------------------------
                         Contract year
----------------------------------------------------------------
                    1     2     3     4     5     6     7     8+
----------------------------------------------------------------
   Percentage of
   contribution     7%    7%    6%    6%    5%    3%    1%    0%
----------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to your Guaranteed annual payment amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.


For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Guaranteed minimum death benefit " and "How withdrawals affect your Guaranteed minimum death benefit" earlier in the Prospectus.


The withdrawal charge does not apply in the circumstances described below.

Free withdrawal amount. We will waive any withdrawal charge for any withdrawal during the contract year up to the Guaranteed annual payment amount. See "Your Guaranteed annual payment amount" under "AXA Equitable Retirement Income for Life(SM) benefit" in "Contract features and benefits" earlier in this Prospectus for information about how your Guaranteed annual payment amount is calculated. Each withdrawal, however, reduces your free withdrawal amount for that contract year by the amount of the withdrawal. Withdrawal charges are generally applied to the amount of the withdrawal that exceeds the Guaranteed annual payment amount. See "Withdrawal charge" earlier in this section.

Disability, terminal illness, or confinement to nursing home.
The withdrawal charge also does not apply if:

(i) The owner (or older Joint life, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the owner's (or older Joint life's, if applicable) life expectancy is six months or less; or

(iii) The owner (or older Joint life, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

      - its main function is to provide skilled, intermediate, or custodial nursing care;

      -  it provides continuous room and board to three or more persons;

      -  it is supervised by a registered nurse or licensed practical nurse;

      -  it keeps daily medical records of each patient;

      -  it controls and records all medications dispensed; and

      -  its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance.

The withdrawal charge does not apply to contracts issued in certain exchange programs that may be offered to owners of eligible contracts. Any such program will be described in the prospectus for the eligible contracts. You may contact your financial professional for more information.

GUARANTEED MINIMUM DEATH BENEFIT CHARGE

STANDARD DEATH BENEFIT. There is no additional charge for this Guaranteed minimum death benefit.

ANNUAL RATCHET TO AGE 85 DEATH BENEFIT. If you elect the Annual Ratchet to age 85 death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.30% of the Annual Ratchet to age 85 benefit base.

We will deduct a pro rata portion of the charge upon contract surrender, annuitization or death benefit payment.


AXA EQUITABLE RETIREMENT INCOME FOR LIFE(SM) BENEFIT CHARGE


If the contract is based on a Single life, the charge is equal to 0.60% of your Income base. If the contract is based on a Joint life (not available as a QP or TSA contract), the charge is equal to 0.75%. We will deduct this charge annually on each contract date anniversary from your value in the variable investment options on a pro rata basis. We will deduct a pro rata portion of the charge upon contract surrender, annuitization or death benefit payment.


INCOME BASE ANNUAL STEP-UP CHARGE. If your Income base ratchets, we reserve the right to raise the charge at the time of an annual ratchet. The maximum charge for the Single Life option is 0.75%. The maximum charge for the Joint Life option is 0.90%. The current charge for the Single Life option is 0.60%. The current charge for the Joint Life option is 0.75%. The increased charge, if any, will apply as of the contract date anniversary on which your Income base ratchets and on all contract date anniversaries thereafter. We will permit you to opt out of the step-up if the charge increases.

                                                        Charges and expenses  33

For Joint life contracts, if the successor owner is dropped before you take your first withdrawal, we will adjust the charge at that time to reflect a Single life. If the Joint life is dropped after withdrawals begin, the charge will continue based on Joint lives even if you drop the successor owner from your contract.

If you change ownership of the contract, both the charge and the benefit are terminated.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuitization option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o  Management fees ranging from 0.05% to 0.10%.


o  12b-1 fees of 0.25%.

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.


o  Investment related expenses such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectus for the Trust.


GROUP OR SPONSORED ARRANGEMENTS


For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed minimum death benefit or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.


Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA"), or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

34  Charges and expenses

6. Effect of death

--------------------------------------------------------------------------------
In general, if you die while the contract is in force, the contract terminates and the applicable death benefit is paid. There are various circumstances, however, in which the contract continues in force under either Spousal continuation or a Beneficiary continuation option ("BCO"). In some of the circumstances, the AXA Equitable Retirement Income for Life(SM) benefit terminates even though the contract continues.


The effect of death on your AXA Equitable Retirement Income for Life(SM) contract and benefit varies depending on the circumstances. This chart summarizes the effect of death on contract continuation, AXA Equitable Retirement Income for Life(SM) benefit continuation, and payment of a death benefit in various situations. For more information about our spousal continuation and beneficiary continuation options, including how each impacts the Annual Ratchet to age 85 death benefit, please see "Spousal continuation" and "Beneficiary continuation option" later in this section.

A. IF DEATH OCCURS BEFORE THE ACCOUNT VALUE FALLS TO ZERO OR BEFORE YOU ELECT AN ANNUITIZATION OPTION:


------------------------------------------------------------------------------------------------------------------------------------
Single life contracts:
------------------------------------------------------------------------------------------------------------------------------------
IF THE DECEASED    AND                     AND                        THEN
IS THE
------------------------------------------------------------------------------------------------------------------------------------
Contract Owner     Is also the annuitant   The beneficiary is the     The AXA Equitable Retirement Income for Life(SM) benefit
                                           surviving spouse           terminates, and the death benefit is payable. Your spouse
                                                                      can continue the contract, without the AXA Equitable
                                                                      Retirement Income for Life(SM) benefit, under either the Spou-
                                                                      sal continuation or Beneficiary continuation options.
------------------------------------------------------------------------------------------------------------------------------------
Contract Owner     Is also the annuitant   The beneficiary is not     The AXA Equitable Retirement Income for Life(SM) benefit
                                           the surviving spouse       terminates, and the death benefit is payable. Your benefi-
                                                                      ciary can continue the contract, without the AXA Equitable
                                                                      Retirement Income for Life(SM) benefit, under the Beneficiary continuation option.
------------------------------------------------------------------------------------------------------------------------------------
Contract Owner     Annuitant is living     Beneficiary is spouse      The AXA Equitable Retirement Income for Life(SM) benefit
                                                                      terminates, and the death benefit is payable. The contract, without the AXA Equitable Retirement Income for Life(SM)
                                                                      benefit, can be continued under either Spousal continuation or the Beneficiary continuation options.
------------------------------------------------------------------------------------------------------------------------------------
Contract Owner     Annuitant is living     Beneficiary is             The AXA Equitable Retirement Income for Life(SM) benefit
                                           non-spouse                 terminates, and the death benefit is payable. The contract, without the AXA Equitable Retirement Income for Life(SM)
                                                                      benefit, can be continued under the Beneficiary continua-
                                                                      tion option.
------------------------------------------------------------------------------------------------------------------------------------
Annuitant          The owner is living                                You become the annuitant, the contract and AXA Equitable
                                                                      Retirement Income for Life(SM) benefit continue, and no death benefit is payable.
------------------------------------------------------------------------------------------------------------------------------------
Annuitant          Owner is non-natural    Beneficiary is the spouse  The AXA Equitable Retirement Income for Life(SM) benefit
                                           of the annuitant           terminates, and the death benefit is payable. Your spouse
                                                                      can continue the contract, without the AXA Equitable
                                                                      Retirement Income for Life(SM) benefit, under either the Spou-
                                                                      sal continuation or Beneficiary continuation options.
------------------------------------------------------------------------------------------------------------------------------------
Annuitant          Owner is non-natural    Beneficiary is not the     The AXA Equitable Retirement Income for Life(SM) benefit
                                           spouse of the annuitant    terminates, and the death benefit is payable. Your benefi-
                                                                      ciary can continue the contract, without the AXA Equitable
                                                                      Retirement Income for Life(SM) benefit, under the Beneficiary continuation option.
------------------------------------------------------------------------------------------------------------------------------------

                                                              Effect of death 35

------------------------------------------------------------------------------------------------------------------------------------
Joint life contracts:*
------------------------------------------------------------------------------------------------------------------------------------
IF THE DECEASED
IS THE                  AND                       AND                   THEN
------------------------------------------------------------------------------------------------------------------------------------
Contract Owner          Is also the annuitant     The successor owner   The successor owner becomes the sole owner and annuitant and the contract and AXA Equitable Retirement Income for
                                                                        Life(SM) benefit continue.
------------------------------------------------------------------------------------------------------------------------------------
Contract Owner          The annuitant is living   The successor owner   The successor owner becomes the sole owner and the con-
                                                  is also living        tract and AXA Equitable Retirement Income for Life(SM)
                                                                        benefit continue.

                                                                        In both situations:

                                                                        o  If withdrawals have been taken, the contract continues
                                                                           with the Joint life charge and with payments over the
                                                                           successor owner's life only.

                                                                        o  If no withdrawals have been taken, the Applicable per-
                                                                           centage will be based on the age of the successor owner
                                                                           at the time of the first withdrawal (even if he/she had
                                                                           been the older spouse). Charges will be reduced to the
                                                                           Single life charge prospectively.
------------------------------------------------------------------------------------------------------------------------------------
Contract Owner          The successor owner is    The annuitant is      The AXA Equitable Retirement Income for Life(SM) benefit
                        also dead                 living                terminates, and the death benefit is payable. The contract can be continued under the Beneficiary continuation option.
------------------------------------------------------------------------------------------------------------------------------------
Successor Owner         The owner is living       The annuitant is      o  The AXA Equitable Retirement Income for Life(SM) benefit
                                                  living                   continues.

                                                                        o  If withdrawals have been taken, the contract continues
                                                                           with the Joint life charge and with payments over the
                                                                           owner's life only.

                                                                        o  If no withdrawals have been taken:

                                                                           o  The owner may name a new spouse as successor owner;
                                                                              the Applicable percentage will be based on the age of
                                                                              the younger spouse at the time of the first
                                                                              withdrawal.

                                                                           o  The owner may also choose to continue the contract as
                                                                              a Single life; the Single life charge will apply pro-
                                                                              spectively. The Applicable percentage will be based on
                                                                              the age of the owner at the time of the first with-
                                                                              drawal (even if the owner had been the older spouse).
------------------------------------------------------------------------------------------------------------------------------------
Annuitant               Owner is living           Successor owner is    The AXA Equitable Retirement Income for Life(SM) benefit
                                                  also living           continues, you become the annuitant and the contract con-
                                                                        tinues.
------------------------------------------------------------------------------------------------------------------------------------
Annuitant               Owner is also dead        Successor owner is    The successor owner becomes the sole owner and the annu-
                                                  living                itant, and the contract and AXA Equitable Retirement Income for Life(SM) benefit continue.

                                                                        o  If withdrawals have been taken, the contract continues
                                                                           with the Joint life charge and with payments over the
                                                                           successor owner's life only.

                                                                        o  If no withdrawals have been taken, the Applicable per-
                                                                           centage will be based on the age of the successor owner
                                                                           at the time of the first withdrawal (even if he/she had
                                                                           been the older spouse). Charges will be reduced to the
                                                                           Single life charge prospectively.
------------------------------------------------------------------------------------------------------------------------------------

36 Effect of death

------------------------------------------------------------------------------------------------------------------------------------
Joint life contracts:*
------------------------------------------------------------------------------------------------------------------------------------
IF THE DECEASED
IS THE                  AND                       AND                   THEN
------------------------------------------------------------------------------------------------------------------------------------
Annuitant               Owner is non-natural      Joint annuitant       The joint annuitant becomes the sole annuitant, and the
                                                  is living             contract and AXA Equitable Retirement Income for Life(SM)
                                                                        benefit continue.

                                                                        o  If withdrawals have been taken, the contract continues
                                                                           with the Joint life charge and with payments over the
                                                                           remaining joint annuitant's life only.

                                                                        o  If no withdrawals have been taken, the Applicable per-
                                                                           centage will be based on the age of the surviving
                                                                           annuitant at the time of the first withdrawal (even if
                                                                           he/she had been the older spouse). Charges will be
                                                                           reduced to the Single life charge prospectively.
------------------------------------------------------------------------------------------------------------------------------------
Both Joint Annuitants   Owner is non-natural                            The AXA Equitable Retirement Income for Life(SM) benefit
                                                                        terminates and the death benefit is payable. The contract
                                                                        can be continued under the Beneficiary continuation option.
------------------------------------------------------------------------------------------------------------------------------------

* If the successor owner or joint annuitant is no longer the spouse at the time of death, other rules may apply. See "Your beneficiary and pay ment of death benefit" later in this section.

B. IF DEATH OCCURS AFTER ISSUANCE OF THE SUPPLEMENTARY LIFE ANNUITY CONTRACT

As discussed under "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus, we will issue a supplementary life annuity contract if your account value falls to zero either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges. We will continue guaranteed payments; the owner of the AXA Equitable Retirement Income for Life(SM) contract becomes the owner and annuitant; and any successor owner becomes a joint annuitant. When the owner/annuitant (or if there are joint annuitants, the surviving annuitant) dies, all payments stop, and any remaining death benefit will be paid.

------------------------------------------------------------------------------------------------------------------------------------
AXA Equitable Retirement Income for Life(SM) Life Annuity -- Single life:
------------------------------------------------------------------------------------------------------------------------------------
IF THE DECEASED
IS THE                  AND                       AND                  THEN
------------------------------------------------------------------------------------------------------------------------------------
Contract Owner/                                                        The remaining death benefit, if any, will be paid to the ben-
Annuitant                                                              eficiary in a lump sum and the contract ends.
------------------------------------------------------------------------------------------------------------------------------------
Annuitant               Owner is non-natural                           The remaining death benefit, if any, will be paid to the ben-
                                                                       eficiary in a lump sum and the contract ends.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AXA Equitable Retirement Income for Life(SM) Life Annuity -- Joint life:
------------------------------------------------------------------------------------------------------------------------------------
IF THE DECEASED
IS THE                  AND                       AND                  THEN
------------------------------------------------------------------------------------------------------------------------------------
Contract Owner/         The joint annuitant is                          o  The joint annuitant becomes the sole owner. Payments
Annuitant               living                                             continue to the joint annuitant until his/her death.

                                                                        o  If the joint annuitant dies, the remaining death benefit, if any, will be paid to the beneficiary in a lump sum and
                                                                           the contract ends.
------------------------------------------------------------------------------------------------------------------------------------
Joint Annuitant         The owner/annuitant is                          o  The contract continues with payments made to the
                        living                                             owner/annuitant.

                                                                        o  If the owner/annuitant dies, the remaining death benefit, if any, will be paid to the beneficiary in a lump sum and
                                                                           the contract ends.
------------------------------------------------------------------------------------------------------------------------------------

                                                              Effect of death 37

------------------------------------------------------------------------------------------------------------------------------------
AXA Equitable Retirement Income for Life(SM) Life Annuity -- Joint life:
------------------------------------------------------------------------------------------------------------------------------------
Annuitant       Owner is non-natural   Joint annuitant is living        o  The joint annuitant becomes the sole annuitant and pay-
                                                                           ments continue to the non-natural owner until the
                                                                           surviving joint annuitant's death.

                                                                        o  If the joint annuitant dies, the remaining death benefit, if any, will be paid to the beneficiary in a lump sum and
                                                                           the contract ends.
------------------------------------------------------------------------------------------------------------------------------------

C. IF YOU HAVE ELECTED AN ANNUITIZATION OPTION AND DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:


o The terms of the elected annuitization option supplementary contract will be followed.


38  Effect of death

YOUR BENEFICIARY AND PAYMENT OF DEATH BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary so that the custodian can reinvest or distribute the death benefit as the beneficiary of the account desires.

For Joint life contracts, the death benefit is payable upon the second owner's (or second joint annuitant's) death.


The death benefit is equal to your account value or, if greater, the Guaranteed minimum death benefit. We determine the amount of the applicable death benefit as of the date we receive satisfactory proof of the owner's, successor owner's, annuitant's and/or joint annuitant's death (as applicable), any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. See the chart above in this section for more information.


We will pay the death benefit to the beneficiary in the form of the annuitization option you have chosen. If you have not chosen an annuitization option as of the time the death benefit becomes payable, the beneficiary will receive the death benefit in a single sum. Payment of the death benefit in a single sum terminates all rights and any applicable guarantees under the contract, including the AXA Equitable Retirement Income for Life(SM) benefit. Subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuitization options we offer at the time. See "Your annuitization options" in "Accessing your money" earlier in this Prospectus. Please note that any annuitization option chosen may not extend beyond the life expectancy of the beneficiary. The Beneficiary continuation option may also be available.

Federal income tax rules generally require payment of amounts under a non-qualified (NQ) annuity contract upon the death of the owner. If the owner's surviving spouse is the individual designated to receive any such payments, no payments are required to be made until after the surviving spouse's death. See discussion of "Successor owner and annuitant" below. If the person designated to receive payments under the contract upon the owner's death is not the surviving spouse, then the federal income tax rules generally require payments of amounts under the contract to be made within five years of the owner's death. A five year delay is unavailable unless the beneficiary elects the Beneficiary continuation option. In certain cases, an individual beneficiary may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. See discussion of the "Beneficiary continuation option" below.

SPOUSAL CONTINUATION

If you are the contract owner under a Single life contract and your spouse is the sole primary beneficiary, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries who are not also the Joint life must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. If you and your spouse jointly own the contract (Joint life contract) and your spouse survives you, the contract will automatically continue upon your death.

For Single life contracts, the spouse beneficiary may elect to receive the death benefit or continue the contract, as follows:

o As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal your Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

o Withdrawal charges will no longer apply to contributions made before your death. No additional contributions will be permitted.

o  The Guaranteed minimum death benefit will continue, as follows:

o  if you elected the Standard death benefit it will continue

o if you elected the Annual Ratchet to age 85 death benefit, and your spouse is age 75 or younger, the death benefit and charge will continue based on your spouse's age. If your spouse is 76 or older, we will discontinue the death benefit and charge; however, we will freeze the benefit base as of the date of your death (less the dollar amount of any subsequent withdrawals), and pay it upon your spouse's death.

o The AXA Equitable Retirement Income for Life(SM) benefit and its charge will terminate.

For Joint life contracts:

o No death benefit is payable until the death of the surviving spouse. Your guaranteed minimum death benefit (and charge, if applicable) continues.

o if you elected the Annual Ratchet to age 85 death benefit, the benefit base will continue to ratchet based on the surviving spouse's age 85.

o Withdrawal charges will continue to apply to all contributions made prior to the deceased spouse's death. The right to make additional contributions under the contract is not affected by your death.

o The AXA Equitable Retirement Income for Life(SM) benefit and its charge will remain in effect.

For both Single life and Joint life contracts, if the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

For NQ contracts, if there is a change in owner or primary beneficiary, the Spousal continuation option will be terminated. However, if own-

                                                             Effect of death  39
ership is changed from a non-natural Owner to an individual, the AXA Equitable Retirement Income for Life Benefit will not terminate and the benefit will continue to be determined by the Annuitant. If you divorce, Spousal continuation does not apply.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. If the designated individual exercises this option, the AXA Equitable Retirement Income for Life(SM) benefit terminates, and the charge is discontinued. This feature is not available after a supplementary contract has been issued. Under a Joint life contract (not available as a QP or TSA contract), this feature is only available after the death of both the owner and the successor owner. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o  The contract continues in your name for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o The AXA Equitable Retirement Income for Life(SM) benefit will no longer be in effect and charges for the benefit will stop. Also, the Guaranteed minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o  Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, must be elected within nine months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

40  Effect of death

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o  The contract continues in your name for the benefit of your beneficiary.

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the annuity account value to equal the applicable death benefit if such death benefit is greater than such account value.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o The AXA Equitable Retirement Income for Life(SM) benefit will no longer be in effect and the charge for the benefit will stop. Also, the Guaranteed minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o  Any partial withdrawals must be at least $300.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the owner and annuitant are not the same person:

o The beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

                                                             Effect of death  41

7.  Tax information

--------------------------------------------------------------------------------
OVERVIEW
In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to AXA Equitable Retirement Income for Life(SM) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code
Section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the death benefit, the AXA Equitable Retirement Income for Life(SM) benefit, its selection of variable investment options, and its choices of annuitization options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the variable investment options that you elect.

Beginning in 2006, certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, TSAs and IRAs. You should consider the potential implication of these Regulations before you purchase this annuity contract. See also Appendix I at the end of this Prospectus for a discussion of QP contracts.

TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF PAYMENTS FROM NQ CONTRACTS

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person).

This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust. This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

TAXATION OF LIFETIME WITHDRAWALS

We treat Guaranteed annual payments and other withdrawals as non-annuity payments for income tax purposes. These withdrawals are

42  Tax information
taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable. It reduces the investment in the contract.

ANNUITY PAYMENTS

Guaranteed annual payments that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "AXA Equitable Retirement Income for Life(SM) benefit" in "Contract features and benefits" earlier in this Prospectus, as well as annuitization payments that are based on the annuitant's life or life expectancy, are considered annuity payments for tax purposes. Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract.


For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your unrecovered investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment.


Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the AXA Equitable Retirement Income for Life(SM) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.


Section 1035 exchanges are generally not available after the death of the owner (or the annuitant in a non-natural owner contract).


If you have a jointly owned contract which is a source contract, you must designate one spouse as owner and the other spouse as the successor owner of the AXA Equitable Retirement Income for Life(SM) contract.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the AXA Equitable Retirement Income for Life(SM) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract. A surrender will terminate or alter the AXA Equitable Retirement Income for Life(SM) benefit.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Effect of death" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

BENEFICIARY CONTINUATION OPTION

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under a different NQ contract for a beneficiary continuation option for NQ contracts. See the discussion "Beneficiary continuation option for NQ Contracts only" in "Effect of death" earlier in this Prospectus. Among other things, the IRS rules that:

o scheduled payments under a beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects "Withdrawal Option 1" or "Withdrawal Option 2";

o scheduled payments, any additional withdrawals under "Withdrawal Option 2", or contract surrenders under "Withdrawal Option 1" will only be taxable to the beneficiary when amounts are actually paid, regardless of the "Withdrawal Option" selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with "Withdrawal Option 1" will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.


The ruling specifically does not address the taxation of any payments received by a beneficiary electing "Withdrawal Option 2" (whether scheduled payments or any withdrawal that might be taken).


The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the

                                                             Tax information  43
income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o  on or after your death; or

o  because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas. We do not anticipate that Guaranteed annual payments made under the AXA Equitable Retirement Income for Life(SM) benefit's Maximum or Customized payment plan or taken as lump sums will qualify for this exception if made before age 59-1/2.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account 49, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account 49.

SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Income from NQ contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

o  Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA, in both cases, Rollover only. This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We have not applied for an opinion letter from the IRS approving the forms of the AXA Equitable Retirement Income for Life(SM) contract as a traditional or Roth IRA, respectively. Such IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.

We describe the amount and types of charges that may apply to your rollover/transfer payments under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in your variable income annuitization option payments (as opposed to payments from the fixed income annuitization option).

Your right to cancel within a certain number of days

You can cancel any version of the AXA Equitable Retirement Income for Life(SM) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold

44  Tax information
tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


Traditional individual retirement annuities (traditional IRAs) Funding. Individuals may generally make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:



o  "regular" contributions out of earned income or compensation; or

o  tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

This AXA Equitable Retirement Income for Life(SM) IRA contract may be funded through rollover or transfer of funds only and not through "regular" IRA contributions out of your current earnings. Direct transfers may be made only from another traditional individual retirement arrangement. Amounts may be rolled over from another individual retirement arrangement within 60 days of when you receive the funds (unless such funds have already been subject to rollover from one individual retirement arrangement to another at any time during the past 12-month period). Amounts may also be rolled over within 60 days of when you receive the funds or as a direct rollover of an eligible rollover distribution from another eligible retirement plan. Other eligible retirement plans include a governmental employer 457(b) or EDC plan, a qualified plan or a 403(b) arrangement. The owner of the AXA Equitable Retirement Income for Life(SM) IRA contract must also have been the owner of the individual retirement arrangement that is the source of funds (or the eligible retirement plan participant, as the case may be).


The surviving spouse beneficiary can roll over funds from a deceased owner's individual retirement arrangement, or other eligible retirement plan to purchase the AXA Equitable Retirement Income for Life(SM) IRA contract. In addition, the AXA Equitable Retirement Income for Life(SM) IRA contract may be purchased with rollover funds by a participant, a spouse, or a former spouse in a qualified domestic relations order. We do not offer this contract to non-spousal beneficiaries of eligible retirement plans. Also, the AXA Equitable Retirement Income for Life(SM) IRA contract can be transferred between spouses or former spouses as a result of a court-ordered divorce or separation decree.


Such a transfer may terminate or alter the AXA Equitable Retirement Income for Life(SM) benefit.

Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.

Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o  qualified plans;

o  governmental employer 457(b) plans;

o TSAs (including Internal Revenue Code Section 403(b)(7) custo dial accounts); and

o  other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from "eligible retirement plans" other than traditional IRAs


Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.


There are two ways to do rollovers:

o  Do it yourself:
   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o  Direct rollover:
   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o  hardship withdrawals; or

o  corrective distributions that fit specified technical tax rules; or

o  loans that are treated as distributions; or

o  death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b)

                                                             Tax information  45
plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs


Any non-Roth after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan.


Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions

If amounts that are not eligible to be rolled over are in fact rolled over to the AXA Equitable Retirement Income for Life(SM) IRA contract, they may be subject to a 6% excise tax, unless withdrawn as described in IRS Publication 590.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a TSA or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. A rollover will terminate or alter the AXA Equitable Retirement Income for Life(SM) benefit.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

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Certain distributions from IRAs in 2007 directly transferred to charitable organizations may be tax-free to IRA owners who are 70-1/2 or older.


Required minimum distributions

Background on Regulations--Required Minimum Distributions. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Beginning in 2006, certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed withdrawal benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April
1). Distributions must start no later than your Required Beginning Date, which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made each year.

How you can calculate required minimum distributions. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuitization option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." If you elect our Automatic RMD service, any RMD payment we make to you on December 1st will not be treated as an Excess withdrawal as described earlier in this Prospectus under "Lifetime required minimum distribution withdrawals" in "Accessing your money." Even if you do not enroll in our service we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

                                                             Tax information  47

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owners death. No distribution is required before that fifth year.

Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Successor owner and annuitant

If your spouse is either the successor owner or the sole primary beneficiary who elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o  on or after your death; or

o  because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special fed eral income tax definition); or

o used to pay medical insurance premiums for unemployed indi viduals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special fed eral income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method. We do not anticipate that Guaranteed annual payments made under the AXA Equitable Retirement Income for Life(SM) benefit's Maximum or Customized payment plan or taken as lump sums will qualify for this exception if made before age 59-1/2.

Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The AXA Equitable Retirement Income for Life(SM) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may generally make four different types of contributions to a Roth
IRA:

o  regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs ("conversion" contributions); or

48  Tax information

o  tax-free rollover contributions from other Roth arrangements; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

This AXA Equitable Retirement Income for Life(SM) Roth IRA contract may be funded through rollover or transfer of funds only and not through "regular" IRA after-tax contributions. If you use the forms we require, we will also accept traditional after-tax IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances.

Rollovers and direct transfers

What is the difference between rollover and direct transfer transactions?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o  another Roth IRA ("tax-free rollover contribution");

o from a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement;

o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion contribution");

o  you may not make contributions to a Roth IRA from a qualified plan under section 401(a) of the Internal Revenue Code, a TSA under section 403(b) of the Internal Revenue Code or any other eligible retirement plan until 2008. You may make rollover contributions from a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement which permits designated Roth elective deferral contributions to be made, beginning in 2006.

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.


The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree. This may terminate or alter the AXA Equitable Retirement Income for Life(SM) benefit.


Conversion contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.


The following rules apply until 2010: You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is computed without the gross income stemming from the traditional IRA conversion. Modified adjusted gross income for this purpose will also exclude any lifetime required minimum distribution from a traditional IRA.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."


You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have recently issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.

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

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

Withdrawals, payments and transfers of funds out of Roth IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o  Rollovers from a Roth IRA to another Roth IRA;

o  Direct transfers from a Roth IRA to another Roth IRA;

o  Qualified distributions from a Roth IRA; and

o  Return of excess contributions or amounts recharacterized to a traditional
   IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o  you are age 59-1/2; or older or

o  you die; or

o  you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)   Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

      (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

      (b)   Nontaxable portion.

(3)   Earnings on contributions.

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

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contribu tions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2007 and the conversion contribution is made in 2008, the conversion contribution is treated as contributed prior to other conversion contributions made in 2008.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.


Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death

Same as traditional IRA under "What are the required minimum distribution payments after you die?"

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

General

This section of the Prospectus covers some of the special tax rules that apply to TSA contracts under Section 403(b) of the Internal Revenue Code (TSAs). If the rules are the same as those that apply to another kind of contract, for example, traditional IRAs, we will refer you to the same topic under "traditional IRAs."

PLEASE NOTE: The following discussion reflects our understanding of some of the current federal income tax rules applicable to Section 403(b) of the Code. In November 2004, the IRS and Treasury issued Proposed Regulations on Section 403(b) of the Code. If finalized in their current form, these Proposed Regulations would affect the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. Please consult your tax adviser concerning how these Proposed Regulations could affect you.

Generally, there are two types of funding vehicles available for 403(b) arrangements -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Contributions to TSAs

There are two ways you can make contributions to establish this AXA Equitable Retirement Income for Life(SM) Rollover TSA contract:

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24; or

o  a rollover from another 403(b) arrangement.

If you make a direct transfer, you must fill out our transfer form.

We do not accept after-tax funds in the Rollover TSA. We do not accept "designated Roth contributions" rolled over from a 401(k) plan or a 403(b) arrangement or directly transferred from another 403(b) arrangement.

Employer-remitted contributions. The AXA Equitable Retirement Income for Life(SM) Rollover TSA contract does not accept employer-remitted contributions. However, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other TSAs.

Employer-remitted contributions to TSAs made through the employer's payroll are subject to annual limits. (Tax-free direct transfer contributions from another 403(b) arrangement and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions and are generally made on a pre-tax basis. Beginning in 2006, if the employer's plan permits, an employee may designate some or all of salary reduction contribu-

                                                             Tax information  51
tions as "designated Roth contributions" to the 403(b) arrangement which are made on an after-tax basis. However, a TSA can also be wholly or partially funded through nonelective employer contributions or other after-tax employee contributions. Amounts attributable to salary reduction contributions to TSAs are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.

Rollover or direct transfer contributions. Once you establish your Rollover TSA contract with 403(b)-source funds, you may make subsequent rollover contributions within the first contract year as described in "How you can purchase and contribute to your contract" under "Contract features and benefits" earlier in the Prospectus. These may be made to your Rollover TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other TSAs and 403(b) arrangements. All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.

Generally, you may make a rollover contribution to your TSA when you have a distributable event from an existing TSA or other eligible retirement plan as a result of your:

o termination of employment with the employer who provided the funds for the plan; or

o  reaching age 59-1/2 even if you are still employed; or

o  disability (special federal income tax definition).

You can roll over pre-tax funds from a traditional IRA to a TSA at any time.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan. We do not currently separately account for rollover contributions from other eligible retirement plans.

A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the AXA Equitable Retirement Income for Life(SM) Rollover TSA con tract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an AXA Equitable Retirement Income for Life(SM) Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA, if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.

Your contribution to the AXA Equitable Retirement Income for Life(SM) Rollover TSA contract must be net of the required minimum distribution for the tax year in which we issue the contract if:

o  you are or will be at least age 70-1/2 in the current calendar year, and

o you have retired from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the AXA Equitable Retirement Income for Life(SM) Rollover TSA contract.

This rule applies regardless of whether the source of funds is a:

o rollover by check of the proceeds from another TSA or eligible retirement plan; or

o  direct rollover from another TSA or eligible retirement plan; or

o  direct transfer under Revenue Ruling 90-24 from another TSA.

Distributions from TSAs

General. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer. Because of its income focus, this contract may not be appropriate for Rollover TSA if the funds are subject to withdrawal restrictions.

Withdrawal restrictions. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are severed from employment with the employer who pro vided the funds to purchase the TSA you are transferring to the AXA Equitable Retirement Income for Life(SM) Rollover TSA; or

o  you reach age 59-1/2; or

o  you die; or

o  you become disabled (special federal income tax definition); or

o  you take a hardship withdrawal (special federal income tax definition).

If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988, account balance attributable to

52  Tax information

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salary reduction contributions to a TSA annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts transferred to your TSA contract.

Tax treatment of distributions. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA distributions may be subject to additional tax penalties.


If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the contract, if any. We will report all distributions from this Rollover TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable.


Distributions before annuity payments begin. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

ANNUITY PAYMENTS

Guaranteed annual payments that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "AXA Equitable Retirement Income for Life(SM) benefit" in "Contract features and benefits" earlier in this Prospectus, as well as annuitization payments that are based on the annuitant's life or life expectancy, are considered annuity payments for tax purposes. If you elect an annuitization option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

Payments to a beneficiary after your death. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.


Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances.


Loans from TSAs. Loans from your AXA Equitable Retirement Income for Life(SM) Rollover TSA contract are not permitted.

Tax-deferred rollovers and direct transfers. You may roll over an "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred. This rollover or direct transfer to another issuer will terminate or alter the AXA Equitable Retirement Income for Life(SM) benefit.


You may roll over a distribution from a TSA to any of the following: a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.

Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances.


The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.

Required minimum distributions

Generally the same as traditional IRA with these differences:

When you have to take the first required minimum distribution. The minimum distribution rules force TSA participants to start calculating and taking annual distributions from their TSAs by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For TSA participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o TSA plan participants may also delay the start of required mini mum distributions to age 75 of the portion of their account value attributable to their December 31, 1986, TSA account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it will only apply to people who establish their AXA Equitable Retirement Income for Life(SM) Rollover TSA contract by direct Revenue Ruling 90-24 transfers. If you do not give us the amount of your December 31, 1986, account

                                                             Tax information  53
   balance that is being transferred to the AXA Equitable Retirement Income for Life(SM) Rollover TSA contract on the form used to establish the TSA, you do not qualify.

Spousal consent rules

This will only apply to you if you establish your AXA Equitable Retirement Income for Life(SM) Rollover TSA contract by direct Revenue Ruling 90-24 transfer. Your employer will tell us on the form used to establish the TSA contract whether or not you need to get spousal consent for withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o  on or after your death; or

o  because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age). We do not anticipate that Guaranteed annual payments made under the AXA Equitable Retirement Income for Life(SM) benefit's Maximum or Customized payment plan or taken as lump sums will qualify for this exception if made before age 59-1/2.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribu tion from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

We withhold differently on "periodic" and "non-periodic" payments. Periodic annuity payments are made under a supplementary contract. For example, unless you specify a different number of withholding exemptions, we withhold from a periodic annuity payment assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

54  Tax information

Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $18,240 in periodic annuity payments in 2007, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.


Federal income tax withholding on non-periodic annuity payments (withdrawals)

For a non-periodic distribution (total surrender or partial withdrawal including Guaranteed annual payments), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.

Mandatory withholding from TSA and qualified plan distributions

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o  hardship withdrawals; or

o  corrective distributions that fit specified technical tax rules; or

o  a death benefit payment to a beneficiary who is not your surviv ing spouse;
   or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix I at the end of this Prospectus for more information.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.

                                                             Tax information  55

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8. More information

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ABOUT SEPARATE ACCOUNT NO. 49
Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account No. 49 operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts are based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within the Separate Account invests solely in class IB/B shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, either Separate Account, or to add other separate accounts;

(2)   to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate each Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against each Separate Account or a variable investment option directly);

(5) to deregister the Separate Accounts under the Investment Company Act of 1940;

(6)   to restrict or eliminate any voting rights as to the Separate Accounts;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.


ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectus for each Trust, which accompanies this Prospectus, or in the respective SAI, which are available upon request.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such

56  More information
transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have its signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4 p.m., Eastern Time.

CONTRIBUTIONS AND TRANSFERS


o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.


ABOUT YOUR VOTING RIGHTS


As the owner of shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:


o  the election of trustees;


o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.


We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events


                                                            More information  57
to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 49 VOTING RIGHTS


If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

Loans are not available under this contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan.

The AXA Equitable Retirement Income for Life(SM) benefit and the Annual Ratchet to age 85 death benefit will generally automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA, TSA and QP contracts as security for a loan or other obligation.

You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.


ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced


58  More information
contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.00% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.00% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or AXA Equitable Retirement Income for Life(SM) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.


                                                            More information  59

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------


Trustees who are considering the purchase of an AXA Equitable Retirement Income for Life(SM) QP contract should discuss with their tax advisors whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the AXA Equitable Retirement Income for Life(SM) QP contract or another annuity contract. Therefore, you should purchase an AXA Equitable Retirement Income for Life(SM) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

We will not accept defined benefit plans. Because of its income focus, this contract may not be appropriate for QP if the funds are subject to withdrawal restrictions under the plan. This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or other contributions from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Subsequent contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date of the first withdrawal. If amounts attributable to an excess or mistaken contribution must be withdrawn, this withdrawal could be an Excess withdrawal as described in "AXA Equitable Retirement Income for Life(SM) benefit" under "Contract features and benefits" earlier in this Prospectus. A withdrawal charge may apply.

AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.


Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider that:


o the QP contract may not be an appropriate purchase for participants approaching or over age 70-1/2;

o Contributions after age 70-1/2 must be net of any required minimum distributions; and

o provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisors whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


                       Appendix II: Purchase considerations for QP contracts B-1

Appendix III: Hypothetical illustrations


--------------------------------------------------------------------------------
ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND THE AXA EQUITABLE RETIREMENT INCOME FOR LIFE(SM) BENEFIT


The following tables illustrate the changes in account value, cash value and the Annual Ratchet to age 85 death benefit under certain hypothetical circumstances for an AXA Equitable Retirement Income for Life(SM) contract. The table illustrates the operation of a contract based on a single $100,000 contribution for a Joint life contract, owner and successor owner both age 65 at issue, with payments under the Maximum payment plan. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.66)% and 3.34% for the AXA Equitable Retirement Income for Life(SM) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charge we deduct from your account value annually for the AXA Equitable Retirement Income for Life(SM) benefit and the optional Annual Ratchet to age 85 death benefit. If the net annual rates of return did reflect this charge, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: Annual Ratchet to age 85 death benefit charge and any applicable administrative charge and withdrawal charge.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.09%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 1.03% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of policy values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

C-1  Appendix III: Hypothetical illustrations

Variable Deferred Annuity
$100,000 Single Contribution and Maximum Payment Plan
Joint Life, Owner/Successor Owner Both Issue Age 65
Benefits:
     AXA Equitable Retirement Income for Life(SM) Benefit
     Annual Ratchet to age 85 death benefit


                                                                                                      Guaranteed Minimum
                           Payments*               Account Value               Cash Value                Death Benefit
                     ---------------------   -------------------------   -----------------------   -------------------------
          Contract
 Age       Year            0%          6%            0%            6%           0%           6%            0%            6%
------   ---------         -           -             -             -            -            -             -             -
65            1            0           0       100,000       100,000       93,000       93,000       100,000       100,000
66            2        5,000       5,000        91,155        97,149       84,155       90,149        95,000        97,149
67            3        5,000       5,000        82,560        94,211       76,560       88,211        90,000        94,211
68            4        5,000       5,000        74,209        91,184       68,209       85,184        85,000        91,184
69            5        5,000       5,000        66,095        88,065       61,095       83,065        80,000        88,065
70            6        5,000       5,000        58,212        84,852       55,212       81,852        75,000        84,852
71            7        5,000       5,000        50,554        81,541       49,554       80,541        70,000        81,541
72            8        5,000       5,000        43,114        78,130       43,114       78,130        65,000        78,130
73            9        5,000       5,000        35,887        74,616       35,887       74,616        60,000        74,616
74           10        5,000       5,000        28,867        70,995       28,867       70,995        55,000        70,995
79           15        5,000       5,000             0        51,177            0       51,177        30,000        51,177
84           20        5,000       5,000             0        28,168            0       28,168         5,000        28,168
89           25        5,000       5,000             0         1,454            0        1,454             0         1,454
94           30        5,000       5,000             0             0            0            0             0             0
95           31        5,000       5,000             0             0            0            0             0             0


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

*  Payments are made while either the owner or the successor owner is living.

                                    Appendix III: Hypothetical illustrations C-2

Statement of additional information

--------------------------------------------------------------------------------
TABLE OF CONTENTS

                                                                            Page

Who is AXA Equitable?                                                        2
Unit Values                                                                  2
Custodian and Independent Registered Public Accounting Firm                  2
Distribution of the Contracts                                                2
Financial Statements                                                         2


How to Obtain an AXA Equitable Retirement Income for Life(SM) Statement of Additional Information for Separate Account No. 49

Send this request form to:
     AXA Equitable Retirement Income for Life(SM)
     P.O. Box 1547
     Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me an AXA Equitable Retirement Income for Life(SM) SAI for Separate Account No. 49 dated May 1, 2007.



--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City           State    Zip


                                    AXA Equitable Retirement Income for Life(SM)
                                                                          x01484

AXA Equitable Retirement Income for Life(SM)
A variable deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2007


AXA Equitable Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related AXA Equitable Retirement Income for Life(SM) Prospectus, dated May 1, 2007. That Prospectus provides detailed information concerning the contracts and the variable investment options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of the Prospectus is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

TABLE OF CONTENTS


Who is AXA Equitable?                                                        2


Unit Values                                                                  2

Custodian and Independent Registered Public Accounting Firm                  2

Distribution of the Contracts                                                2

Financial Statements                                                         3


             Copyright 2006 AXA Equitable Life Insurance Company.
                              All rights reserved.
AXA Equitable Retirement Income for Life(SM) is a registered service mark of AXA
                       Equitable Life Insurance Company.

                                    AXA Equitable Retirement Income for Life(SM)


                                                                          x01484

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.


UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the AXA Equitable Retirement Income for Life(SM).

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:


                              ( a )
                              ( - ) - c
                              ( b )


where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.55%. Your contract charges may be less.




CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 49.

The financial statements of the Separate Account at December 31, 2006 and for each of the two years in the period ended December 31, 2006, and the consolidated financial statements of AXA Equitable at December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable at December 31, 2005 and for each of the two years in the period ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on (i) the consolidated financial statements of AllianceBernstein L.P. as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005, and the December 31, 2005 financial statement schedule, and (ii) the financial statements of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF CONTRACTS

Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC, distribution fees of $694,578,570 for 2006, $561,166,840 for 2005 and $418,189,861 for 2004, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $88,941,713, $120,349,631 and $57,065,006, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2006, 2005 and

2004. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49, $694,578,570 in 2006, $588,734,659 in 2005 and $567,991,463 in 2004. Of these amounts, AXA Advisors retained $339,484,801, $293,075,553 and $289,050,171, respectively.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 49 list variable investment options not currently offered under this contract.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm................    FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2006.............    FSA-3
   Statements of Operations for the Year Ended December 31, 2006.......   FSA-34
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2006 and 2005........................................   FSA-46
   Notes to Financial Statements.......................................   FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm................      F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2006 and 2005.............      F-2
   Consolidated Statements of Earnings, Years Ended December 31,
     2006, 2005 and 2004...............................................      F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2006, 2005 and 2004..............      F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2006, 2005 and 2004...............................................      F-5
   Notes to Consolidated Financial Statements..........................      F-7


                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 at December 31, 2006, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2006 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
April 20, 2007

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2006


                                                             AXA Aggressive   AXA Conservative   AXA Conservative-
                                                               Allocation        Allocation       Plus Allocation
                                                           ----------------- ------------------ -------------------
Assets:
Investment in shares of The Trusts, at fair value ........  $1,473,858,371      $304,692,737        $744,176,668
Receivable for The Trusts shares sold ....................              --                --                  --
Receivable for policy-related transactions ...............         764,497           714,654             233,458
                                                            --------------      ------------        ------------
  Total assets ...........................................   1,474,622,868       305,407,391         744,410,126
                                                            --------------      ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ..................         764,497           714,655             233,458
Payable for policy-related transactions ..................              --                --                  --
                                                            --------------      ------------        ------------
  Total liabilities ......................................         764,497           714,655             233,458
                                                            --------------      ------------        ------------
Net Assets ...............................................  $1,473,858,371      $304,692,736        $744,176,668
                                                            ==============      ============        ============
Accumulation Units .......................................   1,472,607,078       304,681,015         744,034,667
Retained by AXA Equitable in Separate Account No. 49 .....       1,251,293            11,721             142,001
                                                            --------------      ------------        ------------
Total net assets .........................................  $1,473,858,371      $304,692,736        $744,176,668
                                                            ==============      ============        ============
Investments in shares of The Trusts, at cost .............  $1,335,536,727      $303,805,149        $724,975,869
The Trusts shares held
 Class A .................................................              --                --                  --
 Class B .................................................     100,195,125        28,039,290          64,100,230



                                                              AXA Moderate   AXA Moderate-   AXA Premier VIP    AXA Premier VIP
                                                               Allocation   Plus Allocation Aggressive Equity      Core Bond
                                                           ---------------- --------------- -----------------  -----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $4,211,323,304  $6,187,024,914     $139,332,453       $651,223,813
Receivable for The Trusts shares sold ....................              --              --          196,027            126,181
Receivable for policy-related transactions ...............       3,966,614      12,834,318               --                 --
                                                            --------------  --------------     ------------       ------------
  Total assets ...........................................   4,215,289,918   6,199,859,232      139,528,480        651,349,994
                                                            --------------  --------------     ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................       3,966,614      12,834,318               --                 --
Payable for policy-related transactions ..................              --              --          196,027            126,181
                                                            --------------  --------------     ------------       ------------
  Total liabilities ......................................       3,966,614      12,834,318          196,027            126,181
                                                            --------------  --------------     ------------       ------------
Net Assets ...............................................  $4,211,323,304  $6,187,024,914     $139,332,453       $651,223,813
                                                            ==============  ==============     ============       ============
Accumulation Units .......................................   4,210,725,889   6,186,803,713      139,295,500        651,206,420
Retained by AXA Equitable in Separate Account No. 49 .....         597,415         221,201           36,953             17,393
                                                            --------------  --------------     ------------       ------------
Total net assets .........................................  $4,211,323,304  $6,187,024,914     $139,332,453       $651,223,813
                                                            ==============  ==============     ============       ============
Investments in shares of The Trusts, at cost .............  $3,882,555,143  $5,674,504,196     $130,978,813       $663,021,689
The Trusts shares held
 Class A .................................................              --              --               --                 --
 Class B .................................................     250,056,792     445,401,052        4,917,440         63,869,649


-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                                           AXA Premier VIP
                                                       AXA Premier VIP   AXA Premier VIP    International
                                                         Health Care        High Yield         Equity
                                                      ----------------- ----------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value ...    $290,868,156      $935,825,123     $568,599,254
Receivable for The Trusts shares sold ...............          95,613                --               --
Receivable for policy-related transactions ..........              --           698,878           95,460
                                                         ------------      ------------     ------------
  Total assets ......................................     290,963,769       936,524,001      568,694,714
                                                         ------------      ------------     ------------
Liabilities:
Payable for The Trusts shares purchased .............              --           698,878           95,461
Payable for policy-related transactions .............          95,614                --               --
                                                         ------------      ------------     ------------
  Total liabilities .................................          95,614           698,878           95,461
                                                         ------------      ------------     ------------
Net Assets ..........................................    $290,868,155      $935,825,123     $568,599,253
                                                         ============      ============     ============
Accumulation Units ..................................     290,817,967       935,762,475      568,482,079
Retained by AXA Equitable in Separate Account No. 49           50,188            62,648          117,174
                                                         ------------      ------------     ------------
Total net assets ....................................    $290,868,155      $935,825,123     $568,599,253
                                                         ============      ============     ============
Investments in shares of The Trusts, at cost ........    $280,667,804      $961,668,904     $471,954,227
The Trusts shares held
 Class A ............................................              --                --               --
 Class B ............................................      26,727,942       167,810,105       36,550,515



                                                       AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                          Large Cap         Large Cap         Large Cap          Mid Cap
                                                         Core Equity          Growth            Value             Growth
                                                      ----------------- ----------------- ----------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value ...    $173,390,316      $307,019,814      $578,083,463      $410,738,703
Receivable for The Trusts shares sold ...............              --                --            31,970           194,985
Receivable for policy-related transactions ..........         108,478            59,652                --                --
                                                         ------------      ------------      ------------      ------------
  Total assets ......................................     173,498,794       307,079,466       578,115,433       410,933,688
                                                         ------------      ------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased .............         108,477            59,652                --                --
Payable for policy-related transactions .............              --                --            31,970           194,985
                                                         ------------      ------------      ------------      ------------
  Total liabilities .................................         108,477            59,652            31,970           194,985
                                                         ------------      ------------      ------------      ------------
Net Assets ..........................................    $173,390,317      $307,019,814      $578,083,463      $410,738,703
                                                         ============      ============      ============      ============
Accumulation Units ..................................     173,296,750       306,984,232       577,966,294       410,675,926
Retained by AXA Equitable in Separate Account No. 49           93,567            35,582           117,169            62,777
                                                         ------------      ------------      ------------      ------------
Total net assets ....................................    $173,390,317      $307,019,814      $578,083,463      $410,738,703
                                                         ============      ============      ============      ============
Investments in shares of The Trusts, at cost ........    $146,203,369      $285,414,341      $496,585,434      $406,408,217
The Trusts shares held
 Class A ............................................              --                --                --                --
 Class B ............................................      14,496,800        31,237,284        45,061,732        46,147,133

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                             AXA Premier     AXA Premier
                                                               VIP Mid           VIP
                                                              Cap Value       Technology
                                                           --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........  $438,540,180    $271,319,867
Receivable for The Trusts shares sold ....................            --         198,429
Receivable for policy-related transactions ...............       209,056              --
                                                            ------------    ------------
  Total assets ...........................................   438,749,236     271,518,296
                                                            ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................       209,056              --
Payable for policy-related transactions ..................            --         198,799
                                                            ------------    ------------
  Total liabilities ......................................       209,056         198,799
                                                            ------------    ------------
Net Assets ...............................................  $438,540,180    $271,319,497
                                                            ============    ============
Accumulation Units .......................................   438,436,676     271,064,192
Retained by AXA Equitable in Separate Account No. 49 .....       103,504         255,305
                                                            ------------    ------------
Total net assets .........................................  $438,540,180    $271,319,497
                                                            ============    ============
Investments in shares of The Trusts, at cost .............  $452,798,128    $231,407,389
The Trusts shares held
 Class A .................................................            --              --
 Class B .................................................    44,424,697      24,715,718



                                                                                                          EQ/AllianceBernstein
                                                                                   EQ/AllianceBernstein       Intermediate
                                                            EQ/AllianceBernstein          Growth               Government
                                                                Common Stock            and Income             Securities
                                                           ---------------------- ---------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........     $1,355,475,853          $895,201,321           $295,939,226
Receivable for The Trusts shares sold ....................            412,983                    --                317,505
Receivable for policy-related transactions ...............                 --               116,763                     --
                                                               --------------          ------------           ------------
  Total assets ...........................................      1,355,888,836           895,318,084            296,256,731
                                                               --------------          ------------           ------------
Liabilities:
Payable for The Trusts shares purchased ..................                 --               116,763                     --
Payable for policy-related transactions ..................            412,983                    --                317,504
                                                               --------------          ------------           ------------
  Total liabilities ......................................            412,983               116,763                317,504
                                                               --------------          ------------           ------------
Net Assets ...............................................     $1,355,475,853          $895,201,321           $295,939,227
                                                               ==============          ============           ============
Accumulation Units .......................................      1,355,393,111           895,138,913            295,751,399
Retained by AXA Equitable in Separate Account No. 49 .....             82,742                62,408                187,828
                                                               --------------          ------------           ------------
Total net assets .........................................     $1,355,475,853          $895,201,321           $295,939,227
                                                               ==============          ============           ============
Investments in shares of The Trusts, at cost .............     $1,220,167,855          $744,747,020           $311,688,271
The Trusts shares held
 Class A .................................................                 --                    --                     --
 Class B .................................................         68,857,030            43,249,660             30,779,824



                                                                                   EQ/AllianceBernstein
                                                            EQ/AllianceBernstein        Large Cap
                                                                International             Growth
                                                           ---------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........      $919,513,420           $384,427,151
Receivable for The Trusts shares sold ....................                --                293,896
Receivable for policy-related transactions ...............           541,653                     --
                                                                ------------           ------------
  Total assets ...........................................       920,055,073            384,721,047
                                                                ------------           ------------
Liabilities:
Payable for The Trusts shares purchased ..................           541,654                     --
Payable for policy-related transactions ..................                --                293,896
                                                                ------------           ------------
  Total liabilities ......................................           541,654                293,896
                                                                ------------           ------------
Net Assets ...............................................      $919,513,419           $384,427,151
                                                                ============           ============
Accumulation Units .......................................       919,120,394            384,362,829
Retained by AXA Equitable in Separate Account No. 49 .....           393,025                 64,322
                                                                ------------           ------------
Total net assets .........................................      $919,513,419           $384,427,151
                                                                ============           ============
Investments in shares of The Trusts, at cost .............      $749,705,877           $360,205,681
The Trusts shares held
 Class A .................................................                --                     --
 Class B .................................................        64,675,500             50,036,620

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                                   EQ/AllianceBernstein
                                                            EQ/AllianceBernstein        Small Cap
                                                                Quality Bond              Growth
                                                           ---------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........      $371,462,789           $479,869,596
Receivable for The Trusts shares sold ....................                --                 62,697
Receivable for policy-related transactions ...............             4,427                     --
                                                                ------------           ------------
  Total assets ...........................................       371,467,216            479,932,293
                                                                ------------           ------------
Liabilities:
Payable for The Trusts shares purchased ..................             4,427                     --
Payable for policy-related transactions ..................                --                 62,697
                                                                ------------           ------------
  Total liabilities ......................................             4,427                 62,697
                                                                ------------           ------------
Net Assets ...............................................      $371,462,789           $479,869,596
                                                                ============           ============
Accumulation Units .......................................       371,451,487            479,582,674
Retained by AXA Equitable in Separate Account No. 49 .....            11,302                286,922
                                                                ------------           ------------
Total net assets .........................................      $371,462,789           $479,869,596
                                                                ============           ============
Investments in shares of The Trusts, at cost .............      $381,451,986           $418,855,343
The Trusts shares held
 Class A .................................................                --                     --
 Class B .................................................        37,356,226             30,086,917



                                                                                                     EQ/AXA Rosenberg
                                                            EQ/AllianceBernstein       EQ/Ariel         Value Long/
                                                                    Value          Appreciation II     Short Equity
                                                           ---------------------- ----------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value ........     $1,850,736,490        $34,439,246       $142,304,794
Receivable for The Trusts shares sold ....................                 --                 --                 --
Receivable for policy-related transactions ...............            864,434             32,916             24,754
                                                               --------------        -----------       ------------
  Total assets ...........................................      1,851,600,924         34,472,162        142,329,548
                                                               --------------        -----------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................            864,433             32,915             24,754
Payable for policy-related transactions ..................                 --                 --                 --
                                                               --------------        -----------       ------------
  Total liabilities ......................................            864,433             32,915             24,754
                                                               --------------        -----------       ------------
Net Assets ...............................................     $1,850,736,491        $34,439,247       $142,304,794
                                                               ==============        ===========       ============
Accumulation Units .......................................      1,850,638,239         31,029,609        142,226,357
Retained by AXA Equitable in Separate Account No. 49 .....             98,252          3,409,638             78,437
                                                               --------------        -----------       ------------
Total net assets .........................................     $1,850,736,491        $34,439,247       $142,304,794
                                                               ==============        ===========       ============
Investments in shares of The Trusts, at cost .............     $1,491,504,810        $31,820,633       $146,178,290
The Trusts shares held
 Class A .................................................                 --                 --                 --
 Class B .................................................        113,014,858          3,070,208         13,437,658



                                                              EQ/Boston      EQ/Calvert
                                                               Advisors       Socially
                                                            Equity Income    Responsible
                                                           --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value ........  $198,347,730    $54,193,235
Receivable for The Trusts shares sold ....................       416,982             --
Receivable for policy-related transactions ...............            --          8,474
                                                            ------------    -----------
  Total assets ...........................................   198,764,712     54,201,709
                                                            ------------    -----------
Liabilities:
Payable for The Trusts shares purchased ..................            --          8,475
Payable for policy-related transactions ..................       416,982             --
                                                            ------------    -----------
  Total liabilities ......................................       416,982          8,475
                                                            ------------    -----------
Net Assets ...............................................  $198,347,730    $54,193,234
                                                            ============    ===========
Accumulation Units .......................................   198,212,804     54,129,152
Retained by AXA Equitable in Separate Account No. 49 .....       134,926         64,082
                                                            ------------    -----------
Total net assets .........................................  $198,347,730    $54,193,234
                                                            ============    ===========
Investments in shares of The Trusts, at cost .............  $185,471,924    $49,942,375
The Trusts shares held
 Class A .................................................        18,382             --
 Class B .................................................    28,608,821      6,353,913

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                              EQ/Capital      EQ/Capital      EQ/Capital
                                                               Guardian        Guardian        Guardian
                                                                Growth      International      Research
                                                           --------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........  $380,737,525    $973,970,848    $739,557,953
Receivable for The Trusts shares sold ....................            --              --         200,662
Receivable for policy-related transactions ...............       153,905          65,734              --
                                                            ------------    ------------    ------------
  Total assets ...........................................   380,891,430     974,036,582     739,758,615
                                                            ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................       153,906          65,734              --
Payable for policy-related transactions ..................            --              --         200,662
                                                            ------------    ------------    ------------
  Total liabilities ......................................       153,906          65,734         200,662
                                                            ------------    ------------    ------------
Net Assets ...............................................  $380,737,524    $973,970,848    $739,557,953
                                                            ============    ============    ============
Accumulation Units .......................................   380,312,241     973,880,994     739,095,775
Retained by AXA Equitable in Separate Account No. 49 .....       425,283          89,854         462,178
                                                            ------------    ------------    ------------
Total net assets .........................................  $380,737,524    $973,970,848    $739,557,953
                                                            ============    ============    ============
Investments in shares of The Trusts, at cost .............  $362,271,738    $761,177,125    $544,992,690
The Trusts shares held
 Class A .................................................            --              --              --
 Class B .................................................    27,176,909      70,089,876      53,025,445



                                                              EQ/Capital    EQ/Caywood-Scholl     EQ/Davis
                                                               Guardian         High Yield        New York        EQ/Equity
                                                             U.S. Equity           Bond            Venture        500 Index
                                                           --------------- ------------------- -------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $984,266,327       $103,374,877     $64,301,741    $1,641,217,452
Receivable for The Trusts shares sold ....................       267,024                 --              --           393,314
Receivable for policy-related transactions ...............            --            227,286         764,613                --
                                                            ------------       ------------     -----------    --------------
  Total assets ...........................................   984,533,351        103,602,163      65,066,354     1,641,610,766
                                                            ------------       ------------     -----------    --------------
Liabilities:
Payable for The Trusts shares purchased ..................            --            227,286         764,614                --
Payable for policy-related transactions ..................       267,025                 --              --           393,314
                                                            ------------       ------------     -----------    --------------
  Total liabilities ......................................       267,025            227,286         764,614           393,314
                                                            ------------       ------------     -----------    --------------
Net Assets ...............................................  $984,266,326       $103,374,877     $64,301,740    $1,641,217,452
                                                            ============       ============     ===========    ==============
Accumulation Units .......................................   984,192,730        103,368,655      61,053,552     1,640,567,269
Retained by AXA Equitable in Separate Account No. 49 .....        73,596              6,222       3,248,188           650,183
                                                            ------------       ------------     -----------    --------------
Total net assets .........................................  $984,266,326       $103,374,877     $64,301,740    $1,641,217,452
                                                            ============       ============     ===========    ==============
Investments in shares of The Trusts, at cost .............  $881,506,884       $104,057,681     $62,421,484    $1,414,471,314
The Trusts shares held
 Class A .................................................            --                 --         150,415                --
 Class B .................................................    83,470,607         22,251,017       5,801,038        63,628,790

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                             EQ/Evergreen
                                                            International   EQ/Evergreen       EQ/FI
                                                                 Bond           Omega         Mid Cap
                                                           --------------- -------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........   $85,871,998    $141,717,413   $989,704,424
Receivable for The Trusts shares sold ....................            --           3,741         54,587
Receivable for policy-related transactions ...............       339,150              --             --
                                                             -----------    ------------   ------------
  Total assets ...........................................    86,211,148     141,721,154    989,759,011
                                                             -----------    ------------   ------------
Liabilities:
Payable for The Trusts shares purchased ..................       339,150              --             --
Payable for policy-related transactions ..................            --           3,740         54,586
                                                             -----------    ------------   ------------
  Total liabilities ......................................       339,150           3,740         54,586
                                                             -----------    ------------   ------------
Net Assets ...............................................   $85,871,998    $141,717,414   $989,704,425
                                                             ===========    ============   ============
Accumulation Units .......................................    80,817,490     141,666,905    989,519,124
Retained by AXA Equitable in Separate Account No. 49 .....     5,054,508          50,509        185,301
                                                             -----------    ------------   ------------
Total net assets .........................................   $85,871,998    $141,717,414   $989,704,425
                                                             ===========    ============   ============
Investments in shares of The Trusts, at cost .............   $84,253,659    $140,437,298   $933,993,495
The Trusts shares held
 Class A .................................................            --              --             --
 Class B .................................................     8,523,173      16,465,354     92,943,283



                                                                EQ/FI                       EQ/Franklin     EQ/GAMCO
                                                               Mid Cap       EQ/Franklin     Small Cap    Mergers and
                                                                Value           Income         Value      Acquisitions
                                                           --------------- --------------- ------------- -------------
Assets:
Investment in shares of The Trusts, at fair value ........  $948,871,233    $136,123,856    $19,282,934   $86,537,909
Receivable for The Trusts shares sold ....................       315,091              --             --            --
Receivable for policy-related transactions ...............            --       1,420,391        100,814       229,459
                                                            ------------    ------------    -----------   -----------
  Total assets ...........................................   949,186,324     137,544,247     19,383,748    86,767,368
                                                            ------------    ------------    -----------   -----------
Liabilities:
Payable for The Trusts shares purchased ..................            --       1,420,391        100,814       229,459
Payable for policy-related transactions ..................       315,091              --             --            --
                                                            ------------    ------------    -----------   -----------
  Total liabilities ......................................       315,091       1,420,391        100,814       229,459
                                                            ------------    ------------    -----------   -----------
Net Assets ...............................................  $948,871,233    $136,123,856    $19,282,934   $86,537,909
                                                            ============    ============    ===========   ===========
Accumulation Units .......................................   948,678,178     132,983,018     16,021,667    86,529,958
Retained by AXA Equitable in Separate Account No. 49 .....       193,055       3,140,838      3,261,267         7,951
                                                            ------------    ------------    -----------   -----------
Total net assets .........................................  $948,871,233    $136,123,856    $19,282,934   $86,537,909
                                                            ============    ============    ===========   ===========
Investments in shares of The Trusts, at cost .............  $872,958,782    $133,671,205    $18,729,049   $84,897,395
The Trusts shares held
 Class A .................................................            --         151,030        150,335            --
 Class B .................................................    66,344,701      12,926,724      1,626,752     6,949,808

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                               EQ/GAMCO                           EQ/Janus
                                                            Small Company   EQ/International     Large Cap
                                                                Value            Growth            Growth
                                                           --------------- ------------------ ---------------
Assets:
Investment in shares of The Trusts, at fair value ........  $243,856,851       $83,836,238     $217,883,593
Receivable for The Trusts shares sold ....................            --                --               --
Receivable for policy-related transactions ...............       469,718           150,870           45,754
                                                            ------------       -----------     ------------
  Total assets ...........................................   244,326,569        83,987,108      217,929,347
                                                            ------------       -----------     ------------
Liabilities:
Payable for The Trusts shares purchased ..................       469,718           150,870           45,754
Payable for policy-related transactions ..................            --                --               --
                                                            ------------       -----------     ------------
  Total liabilities ......................................       469,718           150,870           45,754
                                                            ------------       -----------     ------------
Net Assets ...............................................  $243,856,851       $83,836,238     $217,883,593
                                                            ============       ===========     ============
Accumulation Units .......................................   243,842,444        83,819,114      217,849,517
Retained by AXA Equitable in Separate Account No. 49 .....        14,407            17,124           34,076
                                                            ------------       -----------     ------------
Total net assets .........................................  $243,856,851       $83,836,238     $217,883,593
                                                            ============       ===========     ============
Investments in shares of The Trusts, at cost .............  $231,863,058       $75,112,211     $185,394,250
The Trusts shares held
 Class A .................................................            --                --               --
 Class B .................................................     8,092,752        12,899,744       31,530,227



                                                                               EQ/JPMorgan
                                                              EQ/JPMorgan         Value       EQ/Legg Mason      EQ/Long
                                                               Core Bond      Opportunities    Value Equity     Term Bond
                                                           ----------------- --------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value ........  $1,261,096,920    $493,250,071    $180,566,571    $83,305,631
Receivable for The Trusts shares sold ....................              --              --         283,056             --
Receivable for policy-related transactions ...............          74,473         714,510              --        575,745
                                                            --------------    ------------    ------------    -----------
  Total assets ...........................................   1,261,171,393     493,964,581     180,849,627     83,881,376
                                                            --------------    ------------    ------------    -----------
Liabilities:
Payable for The Trusts shares purchased ..................          74,472         714,510              --        575,745
Payable for policy-related transactions ..................              --              --         283,055             --
                                                            --------------    ------------    ------------    -----------
  Total liabilities ......................................          74,472         714,510         283,055        575,745
                                                            --------------    ------------    ------------    -----------
Net Assets ...............................................  $1,261,096,921    $493,250,071    $180,566,572    $83,305,631
                                                            ==============    ============    ============    ===========
Accumulation Units .......................................   1,260,923,925     492,862,443     177,206,208     83,248,106
Retained by AXA Equitable in Separate Account No. 49 .....         172,996         387,628       3,360,364         57,525
                                                            --------------    ------------    ------------    -----------
Total net assets .........................................  $1,261,096,921    $493,250,071    $180,566,572    $83,305,631
                                                            ==============    ============    ============    ===========
Investments in shares of The Trusts, at cost .............  $1,291,522,651    $408,154,249    $166,402,232    $84,945,474
The Trusts shares held
 Class A .................................................              --              --              --             --
 Class B .................................................     114,947,747      34,759,282      16,147,520      6,278,124

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                            EQ/Lord Abbett  EQ/Lord Abbett   EQ/Lord Abbett
                                                              Growth and       Large Cap         Mid Cap
                                                                Income           Core             Value
                                                           --------------- ---------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $139,173,105      $53,184,650     $219,480,002
Receivable for The Trusts shares sold ....................        96,152           52,232               --
Receivable for policy-related transactions ...............            --               --           94,166
                                                            ------------      -----------     ------------
  Total assets ...........................................   139,269,257       53,236,882      219,574,168
                                                            ------------      -----------     ------------
Liabilities:
Payable for The Trusts shares purchased ..................            --               --           94,166
Payable for policy-related transactions ..................        96,152           52,232               --
                                                            ------------      -----------     ------------
  Total liabilities ......................................        96,152           52,232           94,166
                                                            ------------      -----------     ------------
Net Assets ...............................................  $139,173,105      $53,184,650     $219,480,002
                                                            ============      ===========     ============
Accumulation Units .......................................   135,385,737       49,544,190      215,636,387
Retained by AXA Equitable in Separate Account No. 49 .....     3,787,368        3,640,460        3,843,615
                                                            ------------      -----------     ------------
Total net assets .........................................  $139,173,105      $53,184,650     $219,480,002
                                                            ============      ===========     ============
Investments in shares of The Trusts, at cost .............  $128,660,807      $49,040,478     $200,004,724
The Trusts shares held
 Class A .................................................        10,223           10,222           10,283
 Class B .................................................    11,235,763        4,462,290       17,571,074



                                                                                EQ/Mercury       EQ/Mercury         EQ/MFS
                                                               EQ/Marsico      Basic Value     International    Emerging Growth
                                                                 Focus            Equity           Value           Companies
                                                           ----------------- --------------- ----------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $1,645,211,301    $846,791,396    $1,058,290,092     $270,014,472
Receivable for The Trusts shares sold ....................         304,188              --           713,389          281,353
Receivable for policy-related transactions ...............              --         368,561                --               --
                                                            --------------    ------------    --------------     ------------
  Total assets ...........................................   1,645,515,489     847,159,957     1,059,003,481      270,295,825
                                                            --------------    ------------    --------------     ------------
Liabilities:
Payable for The Trusts shares purchased ..................              --         368,561                --               --
Payable for policy-related transactions ..................         304,188              --           713,389          281,352
                                                            --------------    ------------    --------------     ------------
  Total liabilities ......................................         304,188         368,561           713,389          281,352
                                                            --------------    ------------    --------------     ------------
Net Assets ...............................................  $1,645,211,301    $846,791,396    $1,058,290,092     $270,014,473
                                                            ==============    ============    ==============     ============
Accumulation Units .......................................   1,644,626,029     846,667,588     1,057,795,400      269,728,355
Retained by AXA Equitable in Separate Account No. 49 .....         585,272         123,808           494,692          286,118
                                                            --------------    ------------    --------------     ------------
Total net assets .........................................  $1,645,211,301    $846,791,396    $1,058,290,092     $270,014,473
                                                            ==============    ============    ==============     ============
Investments in shares of The Trusts, at cost .............  $1,361,405,639    $726,232,399    $  844,772,090     $244,629,508
The Trusts shares held
 Class A .................................................              --              --                --               --
 Class B .................................................      98,041,260      49,612,784        63,467,178       17,533,566

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                EQ/MFS          EQ/Money       EQ/Montag &
                                                           Investors Trust       Market      Caldwell Growth
                                                          ----------------- --------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value .......    $286,504,304    $612,761,188      $30,136,117
Receivable for The Trusts shares sold ...................          54,865              --               --
Receivable for policy-related transactions ..............              --       3,419,476           63,076
                                                             ------------    ------------      -----------
  Total assets ..........................................     286,559,169     616,180,664       30,199,193
                                                             ------------    ------------      -----------
Liabilities:
Payable for The Trusts shares purchased .................              --       3,419,476           63,076
Payable for policy-related transactions .................          54,865              --               --
                                                             ------------    ------------      -----------
  Total liabilities .....................................          54,865       3,419,476           63,076
                                                             ------------    ------------      -----------
Net Assets ..............................................    $286,504,304    $612,761,188      $30,136,117
                                                             ============    ============      ===========
Accumulation Units ......................................     286,441,205     612,694,373       30,006,175
Retained by AXA Equitable in Separate Account No. 49 ....          63,099          66,815          129,942
                                                             ------------    ------------      -----------
Total net assets ........................................    $286,504,304    $612,761,188      $30,136,117
                                                             ============    ============      ===========
Investments in shares of The Trusts, at cost ............    $224,816,516    $613,146,400      $28,013,612
The Trusts shares held
 Class A ................................................              --              --           21,432
 Class B ................................................      25,323,405     612,654,959        5,507,659



                                                                                            EQ/Oppenheimer  EQ/Oppenheimer
                                                             EQ/Mutual     EQ/Oppenheimer    Main Street      Main Street
                                                               Shares          Global        Opportunity       Small Cap
                                                          --------------- ---------------- --------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value .......  $104,102,434      $28,284,021     $18,828,325      $20,571,143
Receivable for The Trusts shares sold ...................            --               --              --               --
Receivable for policy-related transactions ..............       655,774          402,287         146,958          167,228
                                                           ------------      -----------     -----------      -----------
  Total assets ..........................................   104,758,208       28,686,308      18,975,283       20,738,371
                                                           ------------      -----------     -----------      -----------
Liabilities:
Payable for The Trusts shares purchased .................       655,773          402,287         146,959          167,228
Payable for policy-related transactions .................            --               --              --               --
                                                           ------------      -----------     -----------      -----------
  Total liabilities .....................................       655,773          402,287         146,959          167,228
                                                           ------------      -----------     -----------      -----------
Net Assets ..............................................  $104,102,435      $28,284,021     $18,828,324      $20,571,143
                                                           ============      ===========     ===========      ===========
Accumulation Units ......................................    82,586,497       19,483,000       7,942,207        9,639,299
Retained by AXA Equitable in Separate Account No. 49 ....    21,515,938        8,801,021      10,886,117       10,931,844
                                                           ------------      -----------     -----------      -----------
Total net assets ........................................  $104,102,435      $28,284,021     $18,828,324      $20,571,143
                                                           ============      ===========     ===========      ===========
Investments in shares of The Trusts, at cost ............  $ 99,733,178      $26,952,021     $17,880,127      $19,541,184
The Trusts shares held
 Class A ................................................     1,001,770          400,240         503,776          502,042
 Class B ................................................     8,687,973        2,171,935       1,238,096        1,386,588

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                               EQ/PIMCO        EQ/Short        EQ/Small
                                                             Real Return    Duration Bond     Cap Value
                                                           --------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........  $304,380,792     $59,883,044    $992,357,111
Receivable for The Trusts shares sold ....................            --              --         232,247
Receivable for policy-related transactions ...............       328,362         147,942              --
                                                            ------------     -----------    ------------
  Total assets ...........................................   304,709,154      60,030,986     992,589,358
                                                            ------------     -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................       328,361         147,942              --
Payable for policy-related transactions ..................            --              --         232,246
                                                            ------------     -----------    ------------
  Total liabilities ......................................       328,361         147,942         232,246
                                                            ------------     -----------    ------------
Net Assets ...............................................  $304,380,793     $59,883,044    $992,357,112
                                                            ============     ===========    ============
Accumulation Units .......................................   304,379,813      59,826,304     992,117,467
Retained by AXA Equitable in Separate Account No. 49 .....           980          56,740         239,645
                                                            ------------     -----------    ------------
Total net assets .........................................  $304,380,793     $59,883,044    $992,357,112
                                                            ============     ===========    ============
Investments in shares of The Trusts, at cost .............  $317,305,149     $60,665,667    $952,932,114
The Trusts shares held
 Class A .................................................            --           5,247              --
 Class B .................................................    31,127,451       5,991,099      72,377,087



                                                               EQ/Small         EQ/Small        EQ/TCW      EQ/Templeton
                                                            Company Growth   Company Index      Equity         Growth
                                                           ---------------- --------------- -------------- --------------
Assets:
Investment in shares of The Trusts, at fair value ........   $147,402,710    $475,466,872    $51,295,715    $70,122,960
Receivable for The Trusts shares sold ....................             --              --         25,061             --
Receivable for policy-related transactions ...............         11,885         200,161             --        561,860
                                                             ------------    ------------    -----------    -----------
  Total assets ...........................................    147,414,595     475,667,033     51,320,776     70,684,820
                                                             ------------    ------------    -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..................         11,885         200,161             --        561,860
Payable for policy-related transactions ..................             --              --         25,061             --
                                                             ------------    ------------    -----------    -----------
  Total liabilities ......................................         11,885         200,161         25,061        561,860
                                                             ------------    ------------    -----------    -----------
Net Assets ...............................................   $147,402,710    $475,466,872    $51,295,715    $70,122,960
                                                             ============    ============    ===========    ===========
Accumulation Units .......................................    147,393,241     475,296,107     51,290,510     66,881,942
Retained by AXA Equitable in Separate Account No. 49 .....          9,469         170,765          5,205      3,241,018
                                                             ------------    ------------    -----------    -----------
Total net assets .........................................   $147,402,710    $475,466,872    $51,295,715    $70,122,960
                                                             ============    ============    ===========    ===========
Investments in shares of The Trusts, at cost .............   $146,192,403    $418,772,566    $51,002,510    $67,713,093
The Trusts shares held
 Class A .................................................             --              --             --        150,293
 Class B .................................................     15,475,067      36,544,216      2,418,923      6,348,952

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                           EQ/UBS                        EQ/Van Kampen
                                                         Growth and    EQ/Van Kampen   Emerging Markets
                                                           Income         Comstock          Equity
                                                       -------------- --------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value ....  $70,592,857    $259,641,835     $1,034,662,336
Receivable for The Trusts shares sold ................           --              --                 --
Receivable for policy-related transactions ...........        4,945         304,495          1,424,587
                                                        -----------    ------------     --------------
  Total assets .......................................   70,597,802     259,946,330      1,036,086,923
                                                        -----------    ------------     --------------
Liabilities:
Payable for The Trusts shares purchased ..............        4,945         304,495          1,424,588
Payable for policy-related transactions ..............           --              --                 --
                                                        -----------    ------------     --------------
  Total liabilities ..................................        4,945         304,495          1,424,588
                                                        -----------    ------------     --------------
Net Assets ...........................................  $70,592,857    $259,641,835     $1,034,662,335
                                                        ===========    ============     ==============
Accumulation Units ...................................   70,569,347     255,975,605      1,034,449,827
Retained by AXA Equitable in Separate Account No. 49 .       23,510       3,666,230            212,508
                                                        -----------    ------------     --------------
Total net assets .....................................  $70,592,857    $259,641,835     $1,034,662,335
                                                        ===========    ============     ==============
Investments in shares of The Trusts, at cost .........  $63,096,622    $236,375,306     $  806,261,831
The Trusts shares held
 Class A .............................................           --          10,418                 --
 Class B .............................................   10,349,266      22,056,636         63,755,653



                                                        EQ/Van Kampen   EQ/Wells Fargo
                                                           Mid Cap        Montgomery     U.S. Real Estate --   EQ/Target 2015
                                                            Growth         Small Cap           Class II          Allocation
                                                       --------------- ---------------- --------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ....  $120,410,892      $81,388,551        $555,764,200        $1,078,595
Receivable for The Trusts shares sold ................            --          259,481             346,844                --
Receivable for policy-related transactions ...........       416,803               --                  --                --
                                                        ------------      -----------        ------------        ----------
  Total assets .......................................   120,827,695       81,648,032         556,111,044         1,078,595
                                                        ------------      -----------        ------------        ----------
Liabilities:
Payable for The Trusts shares purchased ..............       416,803               --                  --                --
Payable for policy-related transactions ..............            --          259,480             346,845                --
                                                        ------------      -----------        ------------        ----------
  Total liabilities ..................................       416,803          259,480             346,845                --
                                                        ------------      -----------        ------------        ----------
Net Assets ...........................................  $120,410,892      $81,388,552        $555,764,199        $1,078,595
                                                        ============      ===========        ============        ==========
Accumulation Units ...................................   116,308,628       76,960,711         555,700,664                --
Retained by AXA Equitable in Separate Account No. 49 .     4,102,264        4,427,841              63,535         1,078,595
                                                        ------------      -----------        ------------        ----------
Total net assets .....................................  $120,410,892      $81,388,552        $555,764,199        $1,078,595
                                                        ============      ===========        ============        ==========
Investments in shares of The Trusts, at cost .........  $113,210,915      $75,780,926        $441,500,950        $1,024,860
The Trusts shares held
 Class A .............................................        10,087           10,898                  --            51,205
 Class B .............................................     8,871,919        6,025,741          19,098,426            51,161

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                            EQ/Target 2025  EQ/Target 2035   EQ/Target 2045   EQ/International
                                                              Allocation      Allocation       Allocation            EFT
                                                           --------------- ---------------- ---------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value ........    $1,086,892      $1,094,499       $1,101,207        $3,343,459
Receivable for The Trusts shares sold ....................            --              --               --                --
Receivable for policy-related transactions ...............            --              --               --                --
                                                              ----------      ----------       ----------        ----------
  Total assets ...........................................     1,086,892       1,094,499        1,101,207         3,343,459
                                                              ----------      ----------       ----------        ----------
Liabilities:
Payable for The Trusts shares purchased ..................            --              --               --                --
Payable for policy-related transactions ..................            --              --               --                --
                                                              ----------      ----------       ----------        ----------
  Total liabilities ......................................            --              --               --                --
                                                              ----------      ----------       ----------        ----------
Net Assets ...............................................    $1,086,892      $1,094,499       $1,101,207        $3,343,459
                                                              ==========      ==========       ==========        ==========
Accumulation Units .......................................            --              --               --                --
Retained by AXA Equitable in Separate Account No. 49 .....     1,086,892       1,094,499        1,101,207         3,343,459
                                                              ----------      ----------       ----------        ----------
Total net assets .........................................    $1,086,892      $1,094,499       $1,101,207        $3,343,459
                                                              ==========      ==========       ==========        ==========
Investments in shares of The Trusts, at cost .............    $1,021,595      $1,017,915       $1,015,030        $3,045,975
The Trusts shares held
 Class A .................................................        51,039          50,858           50,717           152,189
 Class B .................................................        50,995          50,814           50,674           152,047

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
AXA Aggressive Allocation .................     Class B 0.50%        $ 13.49                    --
AXA Aggressive Allocation .................     Class B 0.95%        $ 13.32                   118
AXA Aggressive Allocation .................     Class B 1.20%        $ 13.22                 1,827
AXA Aggressive Allocation .................     Class B 1.25%        $ 14.64                22,269
AXA Aggressive Allocation .................     Class B 1.30%        $ 13.91                 4,973
AXA Aggressive Allocation .................     Class B 1.35%        $ 13.16                 1,595
AXA Aggressive Allocation .................     Class B 1.40%        $ 13.15                 3,554
AXA Aggressive Allocation .................     Class B 1.50%        $ 14.52                22,907
AXA Aggressive Allocation .................     Class B 1.55%        $ 13.09                 6,793
AXA Aggressive Allocation .................     Class B 1.60%        $ 13.07                 3,308
AXA Aggressive Allocation .................     Class B 1.65%        $ 14.45                32,813
AXA Aggressive Allocation .................     Class B 1.70%        $ 14.43                 3,109
AXA Aggressive Allocation .................     Class B 1.80%        $ 12.99                     3
AXA Aggressive Allocation .................     Class B 1.90%        $ 12.95                    --
AXA Conservative Allocation ...............     Class B 0.50%        $ 11.19                    --
AXA Conservative Allocation ...............     Class B 0.95%        $ 11.04                    --
AXA Conservative Allocation ...............     Class B 1.20%        $ 10.96                 1,143
AXA Conservative Allocation ...............     Class B 1.25%        $ 11.48                 5,079
AXA Conservative Allocation ...............     Class B 1.30%        $ 11.46                   590
AXA Conservative Allocation ...............     Class B 1.35%        $ 10.92                   438
AXA Conservative Allocation ...............     Class B 1.40%        $ 10.90                 1,738
AXA Conservative Allocation ...............     Class B 1.50%        $ 11.39                 7,544
AXA Conservative Allocation ...............     Class B 1.55%        $ 10.85                 1,202
AXA Conservative Allocation ...............     Class B 1.60%        $ 10.84                 1,508
AXA Conservative Allocation ...............     Class B 1.65%        $ 11.33                 5,935
AXA Conservative Allocation ...............     Class B 1.70%        $ 11.31                 1,800
AXA Conservative Allocation ...............     Class B 1.80%        $ 10.77                    12
AXA Conservative Allocation ...............     Class B 1.90%        $ 10.74                    31
AXA Conservative-Plus Allocation ..........     Class B 0.50%        $ 11.64                    --
AXA Conservative-Plus Allocation ..........     Class B 0.95%        $ 11.49                    --
AXA Conservative-Plus Allocation ..........     Class B 1.20%        $ 11.41                 1,249
AXA Conservative-Plus Allocation ..........     Class B 1.25%        $ 12.14                13,188
AXA Conservative-Plus Allocation ..........     Class B 1.30%        $ 12.12                 1,414
AXA Conservative-Plus Allocation ..........     Class B 1.35%        $ 11.36                   946
AXA Conservative-Plus Allocation ..........     Class B 1.40%        $ 11.34                 2,715
AXA Conservative-Plus Allocation ..........     Class B 1.50%        $ 12.04                19,344
AXA Conservative-Plus Allocation ..........     Class B 1.55%        $ 11.29                 2,537
AXA Conservative-Plus Allocation ..........     Class B 1.60%        $ 11.28                 1,741
AXA Conservative-Plus Allocation ..........     Class B 1.65%        $ 11.98                16,150
AXA Conservative-Plus Allocation ..........     Class B 1.70%        $ 11.96                 3,022
AXA Conservative-Plus Allocation ..........     Class B 1.80%        $ 11.21                     1
AXA Conservative-Plus Allocation ..........     Class B 1.90%        $ 11.18                    16
AXA Moderate Allocation ...................     Class B 0.50%        $ 59.58                    --
AXA Moderate Allocation ...................     Class B 0.95%        $ 54.18                     1
AXA Moderate Allocation ...................     Class B 1.20%        $ 51.39                 4,475
AXA Moderate Allocation ...................     Class B 1.25%        $ 12.74                68,613
AXA Moderate Allocation ...................     Class B 1.30%        $ 12.65                 8,363
AXA Moderate Allocation ...................     Class B 1.35%        $ 49.78                 1,399
AXA Moderate Allocation ...................     Class B 1.40%        $ 49.25                 7,277
AXA Moderate Allocation ...................     Class B 1.50%        $ 12.63                84,073
AXA Moderate Allocation ...................     Class B 1.55%        $ 47.71                 3,387
AXA Moderate Allocation ...................     Class B 1.60%        $ 47.21                 3,955
AXA Moderate Allocation ...................     Class B 1.65%        $ 12.57                83,885
AXA Moderate Allocation ...................     Class B 1.70%        $ 46.21                 2,325
AXA Moderate Allocation ...................     Class B 1.80%        $ 45.24                    21
AXA Moderate Allocation ...................     Class B 1.90%        $ 44.28                     4

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
AXA Moderate-Plus Allocation ..............     Class B 0.50%        $ 12.96                     --
AXA Moderate-Plus Allocation ..............     Class B 0.95%        $ 12.79                      7
AXA Moderate-Plus Allocation ..............     Class B 1.20%        $ 12.70                  8,825
AXA Moderate-Plus Allocation ..............     Class B 1.25%        $ 14.03                 99,167
AXA Moderate-Plus Allocation ..............     Class B 1.30%        $ 14.01                 17,150
AXA Moderate-Plus Allocation ..............     Class B 1.35%        $ 12.64                  6,975
AXA Moderate-Plus Allocation ..............     Class B 1.40%        $ 12.62                 14,805
AXA Moderate-Plus Allocation ..............     Class B 1.50%        $ 13.91                104,098
AXA Moderate-Plus Allocation ..............     Class B 1.55%        $ 12.57                 22,340
AXA Moderate-Plus Allocation ..............     Class B 1.60%        $ 12.55                 11,247
AXA Moderate-Plus Allocation ..............     Class B 1.65%        $ 13.84                151,231
AXA Moderate-Plus Allocation ..............     Class B 1.70%        $ 13.82                 14,705
AXA Moderate-Plus Allocation ..............     Class B 1.80%        $ 12.48                     32
AXA Moderate-Plus Allocation ..............     Class B 1.90%        $ 12.44                     55
AXA Premier VIP Aggressive Equity .........     Class B 0.50%        $ 71.38                     --
AXA Premier VIP Aggressive Equity .........     Class B 0.95%        $ 64.92                      1
AXA Premier VIP Aggressive Equity .........     Class B 1.20%        $ 61.57                    238
AXA Premier VIP Aggressive Equity .........     Class B 1.25%        $ 13.11                  1,071
AXA Premier VIP Aggressive Equity .........     Class B 1.30%        $ 12.96                     94
AXA Premier VIP Aggressive Equity .........     Class B 1.35%        $ 59.65                    467
AXA Premier VIP Aggressive Equity .........     Class B 1.40%        $ 59.02                    312
AXA Premier VIP Aggressive Equity .........     Class B 1.50%        $ 13.00                  1,606
AXA Premier VIP Aggressive Equity .........     Class B 1.55%        $ 57.17                    171
AXA Premier VIP Aggressive Equity .........     Class B 1.60%        $ 56.56                    292
AXA Premier VIP Aggressive Equity .........     Class B 1.65%        $ 12.93                    976
AXA Premier VIP Aggressive Equity .........     Class B 1.70%        $ 55.37                     47
AXA Premier VIP Aggressive Equity .........     Class B 1.80%        $ 54.20                      1
AXA Premier VIP Aggressive Equity .........     Class B 1.90%        $ 53.06                     12
AXA Premier VIP Core Bond .................     Class B 0.50%        $ 12.01                     --
AXA Premier VIP Core Bond .................     Class B 0.95%        $ 11.74                     --
AXA Premier VIP Core Bond .................     Class B 1.20%        $ 11.59                 10,117
AXA Premier VIP Core Bond .................     Class B 1.25%        $ 10.75                  5,510
AXA Premier VIP Core Bond .................     Class B 1.30%        $ 10.76                    333
AXA Premier VIP Core Bond .................     Class B 1.35%        $ 11.50                    738
AXA Premier VIP Core Bond .................     Class B 1.40%        $ 11.47                 17,031
AXA Premier VIP Core Bond .................     Class B 1.50%        $ 10.66                  8,806
AXA Premier VIP Core Bond .................     Class B 1.55%        $ 11.39                  1,474
AXA Premier VIP Core Bond .................     Class B 1.60%        $ 11.36                  6,686
AXA Premier VIP Core Bond .................     Class B 1.65%        $ 10.61                  5,315
AXA Premier VIP Core Bond .................     Class B 1.70%        $ 11.30                  2,030
AXA Premier VIP Core Bond .................     Class B 1.80%        $ 11.24                    100
AXA Premier VIP Core Bond .................     Class B 1.90%        $ 11.19                     21
AXA Premier VIP Health Care ...............     Class B 0.50%        $ 12.61                     --
AXA Premier VIP Health Care ...............     Class B 0.95%        $ 12.33                      2
AXA Premier VIP Health Care ...............     Class B 1.20%        $ 12.18                  3,342
AXA Premier VIP Health Care ...............     Class B 1.25%        $ 12.87                  3,336
AXA Premier VIP Health Care ...............     Class B 1.30%        $ 12.84                    178
AXA Premier VIP Health Care ...............     Class B 1.35%        $ 12.08                    360
AXA Premier VIP Health Care ...............     Class B 1.40%        $ 12.05                  4,980
AXA Premier VIP Health Care ...............     Class B 1.50%        $ 12.76                  5,093
AXA Premier VIP Health Care ...............     Class B 1.55%        $ 11.96                    696
AXA Premier VIP Health Care ...............     Class B 1.60%        $ 11.93                  1,865
AXA Premier VIP Health Care ...............     Class B 1.65%        $ 12.70                  3,143
AXA Premier VIP Health Care ...............     Class B 1.70%        $ 11.87                    400
AXA Premier VIP Health Care ...............     Class B 1.80%        $ 11.81                     20
AXA Premier VIP Health Care ...............     Class B 1.90%        $ 11.75                      2

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
AXA Premier VIP High Yield ....................     Class B 0.50%        $ 38.57                    --
AXA Premier VIP High Yield ....................     Class B 0.95%        $ 35.22                     5
AXA Premier VIP High Yield ....................     Class B 1.20%        $ 33.49                 3,901
AXA Premier VIP High Yield ....................     Class B 1.25%        $ 12.57                 8,081
AXA Premier VIP High Yield ....................     Class B 1.30%        $ 12.44                   448
AXA Premier VIP High Yield ....................     Class B 1.35%        $ 32.49                 2,099
AXA Premier VIP High Yield ....................     Class B 1.40%        $ 32.16                 5,779
AXA Premier VIP High Yield ....................     Class B 1.50%        $ 12.46                13,219
AXA Premier VIP High Yield ....................     Class B 1.55%        $ 31.19                 1,654
AXA Premier VIP High Yield ....................     Class B 1.60%        $ 30.88                 3,798
AXA Premier VIP High Yield ....................     Class B 1.65%        $ 12.40                 6,956
AXA Premier VIP High Yield ....................     Class B 1.70%        $ 30.26                   758
AXA Premier VIP High Yield ....................     Class B 1.80%        $ 29.65                    25
AXA Premier VIP High Yield ....................     Class B 1.90%        $ 29.05                     7
AXA Premier VIP International Equity ..........     Class B 0.50%        $ 17.68                    --
AXA Premier VIP International Equity ..........     Class B 0.95%        $ 17.29                     3
AXA Premier VIP International Equity ..........     Class B 1.20%        $ 17.07                 3,610
AXA Premier VIP International Equity ..........     Class B 1.25%        $ 18.47                 4,388
AXA Premier VIP International Equity ..........     Class B 1.30%        $ 18.42                   386
AXA Premier VIP International Equity ..........     Class B 1.35%        $ 16.94                   762
AXA Premier VIP International Equity ..........     Class B 1.40%        $ 16.90                 6,183
AXA Premier VIP International Equity ..........     Class B 1.50%        $ 18.32                 6,780
AXA Premier VIP International Equity ..........     Class B 1.55%        $ 16.77                 1,168
AXA Premier VIP International Equity ..........     Class B 1.60%        $ 16.73                 2,676
AXA Premier VIP International Equity ..........     Class B 1.65%        $ 18.23                 5,220
AXA Premier VIP International Equity ..........     Class B 1.70%        $ 16.64                 1,030
AXA Premier VIP International Equity ..........     Class B 1.80%        $ 16.56                    22
AXA Premier VIP International Equity ..........     Class B 1.90%        $ 16.48                     1
AXA Premier VIP Large Cap Core Equity .........     Class B 0.50%        $ 12.87                    --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.95%        $ 12.58                    --
AXA Premier VIP Large Cap Core Equity .........     Class B 1.20%        $ 12.42                 2,469
AXA Premier VIP Large Cap Core Equity .........     Class B 1.25%        $ 13.56                 1,032
AXA Premier VIP Large Cap Core Equity .........     Class B 1.30%        $ 13.53                    62
AXA Premier VIP Large Cap Core Equity .........     Class B 1.35%        $ 12.33                   294
AXA Premier VIP Large Cap Core Equity .........     Class B 1.40%        $ 12.30                 4,067
AXA Premier VIP Large Cap Core Equity .........     Class B 1.50%        $ 13.45                 1,702
AXA Premier VIP Large Cap Core Equity .........     Class B 1.55%        $ 12.21                   346
AXA Premier VIP Large Cap Core Equity .........     Class B 1.60%        $ 12.18                 1,745
AXA Premier VIP Large Cap Core Equity .........     Class B 1.65%        $ 13.38                 1,487
AXA Premier VIP Large Cap Core Equity .........     Class B 1.70%        $ 12.11                   453
AXA Premier VIP Large Cap Core Equity .........     Class B 1.80%        $ 12.05                    20
AXA Premier VIP Large Cap Core Equity .........     Class B 1.90%        $ 11.99                    15
AXA Premier VIP Large Cap Growth ..............     Class B 0.50%        $ 10.06                    --
AXA Premier VIP Large Cap Growth ..............     Class B 0.95%        $  9.83                    --
AXA Premier VIP Large Cap Growth ..............     Class B 1.20%        $  9.71                 4,513
AXA Premier VIP Large Cap Growth ..............     Class B 1.25%        $ 11.57                 2,678
AXA Premier VIP Large Cap Growth ..............     Class B 1.30%        $ 11.54                   176
AXA Premier VIP Large Cap Growth ..............     Class B 1.35%        $  9.64                   568
AXA Premier VIP Large Cap Growth ..............     Class B 1.40%        $  9.61                 8,795
AXA Premier VIP Large Cap Growth ..............     Class B 1.50%        $ 11.47                 3,872
AXA Premier VIP Large Cap Growth ..............     Class B 1.55%        $  9.54                   999
AXA Premier VIP Large Cap Growth ..............     Class B 1.60%        $  9.52                 4,202
AXA Premier VIP Large Cap Growth ..............     Class B 1.65%        $ 11.42                 3,137
AXA Premier VIP Large Cap Growth ..............     Class B 1.70%        $  9.47                 1,014
AXA Premier VIP Large Cap Growth ..............     Class B 1.80%        $  9.42                    61
AXA Premier VIP Large Cap Growth ..............     Class B 1.90%        $  9.37                    21

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                             Contract charges     Unit Value     Units Outstanding (000's)
                                            ------------------   ------------   --------------------------
AXA Premier VIP Large Cap Value .........     Class B 0.50%        $ 14.99                    --
AXA Premier VIP Large Cap Value .........     Class B 0.95%        $ 14.65                    21
AXA Premier VIP Large Cap Value .........     Class B 1.20%        $ 14.47                 5,608
AXA Premier VIP Large Cap Value .........     Class B 1.25%        $ 15.61                 4,449
AXA Premier VIP Large Cap Value .........     Class B 1.30%        $ 15.57                   264
AXA Premier VIP Large Cap Value .........     Class B 1.35%        $ 14.36                 1,027
AXA Premier VIP Large Cap Value .........     Class B 1.40%        $ 14.32                 8,778
AXA Premier VIP Large Cap Value .........     Class B 1.50%        $ 15.48                 6,667
AXA Premier VIP Large Cap Value .........     Class B 1.55%        $ 14.21                 1,285
AXA Premier VIP Large Cap Value .........     Class B 1.60%        $ 14.18                 4,325
AXA Premier VIP Large Cap Value .........     Class B 1.65%        $ 15.40                 5,165
AXA Premier VIP Large Cap Value .........     Class B 1.70%        $ 14.10                 1,363
AXA Premier VIP Large Cap Value .........     Class B 1.80%        $ 14.03                    61
AXA Premier VIP Large Cap Value .........     Class B 1.90%        $ 13.96                    11
AXA Premier VIP Mid Cap Growth ..........     Class B 0.50%        $ 11.41                    --
AXA Premier VIP Mid Cap Growth ..........     Class B 0.95%        $ 11.15                     3
AXA Premier VIP Mid Cap Growth ..........     Class B 1.20%        $ 11.01                 6,249
AXA Premier VIP Mid Cap Growth ..........     Class B 1.25%        $ 13.48                 3,239
AXA Premier VIP Mid Cap Growth ..........     Class B 1.30%        $ 13.44                   212
AXA Premier VIP Mid Cap Growth ..........     Class B 1.35%        $ 10.93                   721
AXA Premier VIP Mid Cap Growth ..........     Class B 1.40%        $ 10.90                 9,978
AXA Premier VIP Mid Cap Growth ..........     Class B 1.50%        $ 13.36                 4,590
AXA Premier VIP Mid Cap Growth ..........     Class B 1.55%        $ 10.82                   884
AXA Premier VIP Mid Cap Growth ..........     Class B 1.60%        $ 10.79                 4,520
AXA Premier VIP Mid Cap Growth ..........     Class B 1.65%        $ 13.30                 3,570
AXA Premier VIP Mid Cap Growth ..........     Class B 1.70%        $ 10.74                 1,035
AXA Premier VIP Mid Cap Growth ..........     Class B 1.80%        $ 10.68                    21
AXA Premier VIP Mid Cap Growth ..........     Class B 1.90%        $ 10.63                    15
AXA Premier VIP Mid Cap Value ...........     Class B 0.50%        $ 14.53                    --
AXA Premier VIP Mid Cap Value ...........     Class B 0.95%        $ 14.21                     3
AXA Premier VIP Mid Cap Value ...........     Class B 1.20%        $ 14.03                 4,691
AXA Premier VIP Mid Cap Value ...........     Class B 1.25%        $ 15.04                 2,904
AXA Premier VIP Mid Cap Value ...........     Class B 1.30%        $ 15.00                   224
AXA Premier VIP Mid Cap Value ...........     Class B 1.35%        $ 13.92                   779
AXA Premier VIP Mid Cap Value ...........     Class B 1.40%        $ 13.89                 8,053
AXA Premier VIP Mid Cap Value ...........     Class B 1.50%        $ 14.91                 4,683
AXA Premier VIP Mid Cap Value ...........     Class B 1.55%        $ 13.78                   838
AXA Premier VIP Mid Cap Value ...........     Class B 1.60%        $ 13.75                 3,885
AXA Premier VIP Mid Cap Value ...........     Class B 1.65%        $ 14.83                 3,627
AXA Premier VIP Mid Cap Value ...........     Class B 1.70%        $ 13.68                 1,010
AXA Premier VIP Mid Cap Value ...........     Class B 1.80%        $ 13.61                    30
AXA Premier VIP Mid Cap Value ...........     Class B 1.90%        $ 13.54                     6
AXA Premier VIP Technology ..............     Class B 0.50%        $ 11.06                    --
AXA Premier VIP Technology ..............     Class B 0.95%        $ 10.81                    23
AXA Premier VIP Technology ..............     Class B 1.20%        $ 10.68                 2,567
AXA Premier VIP Technology ..............     Class B 1.25%        $ 12.46                 2,251
AXA Premier VIP Technology ..............     Class B 1.30%        $ 12.42                   112
AXA Premier VIP Technology ..............     Class B 1.35%        $ 10.60                   737
AXA Premier VIP Technology ..............     Class B 1.40%        $ 10.57                 5,828
AXA Premier VIP Technology ..............     Class B 1.50%        $ 12.35                 4,306
AXA Premier VIP Technology ..............     Class B 1.55%        $ 10.49                 2,459
AXA Premier VIP Technology ..............     Class B 1.60%        $ 10.46                 3,343
AXA Premier VIP Technology ..............     Class B 1.65%        $ 12.29                 2,164
AXA Premier VIP Technology ..............     Class B 1.70%        $ 10.41                   350
AXA Premier VIP Technology ..............     Class B 1.80%        $ 10.36                    21
AXA Premier VIP Technology ..............     Class B 1.90%        $ 10.31                    10

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                            Contract charges     Unit Value     Units Outstanding (000's)
                                                           ------------------   ------------   --------------------------
EQ/AllianceBernstein Common Stock ......................     Class B 0.50%        $ 348.26                   --
EQ/AllianceBernstein Common Stock ......................     Class B 0.95%        $ 302.74                    1
EQ/AllianceBernstein Common Stock ......................     Class B 1.20%        $ 279.98                  463
EQ/AllianceBernstein Common Stock ......................     Class B 1.25%        $  13.88               12,334
EQ/AllianceBernstein Common Stock ......................     Class B 1.30%        $  13.65                  869
EQ/AllianceBernstein Common Stock ......................     Class B 1.35%        $ 267.14                  876
EQ/AllianceBernstein Common Stock ......................     Class B 1.40%        $ 262.99                  722
EQ/AllianceBernstein Common Stock ......................     Class B 1.50%        $  13.76               21,038
EQ/AllianceBernstein Common Stock ......................     Class B 1.55%        $ 250.91                  361
EQ/AllianceBernstein Common Stock ......................     Class B 1.60%        $ 247.00                  490
EQ/AllianceBernstein Common Stock ......................     Class B 1.65%        $  13.69                7,207
EQ/AllianceBernstein Common Stock ......................     Class B 1.70%        $ 239.38                   73
EQ/AllianceBernstein Common Stock ......................     Class B 1.80%        $ 231.96                    4
EQ/AllianceBernstein Common Stock ......................     Class B 1.90%        $ 224.77                    2
EQ/AllianceBernstein Growth and Income .................     Class B 0.50%        $  38.57                   --
EQ/AllianceBernstein Growth and Income .................     Class B 0.95%        $  36.32                    1
EQ/AllianceBernstein Growth and Income .................     Class B 1.20%        $  35.13                4,147
EQ/AllianceBernstein Growth and Income .................     Class B 1.25%        $  14.80                7,744
EQ/AllianceBernstein Growth and Income .................     Class B 1.30%        $  14.73                  449
EQ/AllianceBernstein Growth and Income .................     Class B 1.35%        $  34.43                  618
EQ/AllianceBernstein Growth and Income .................     Class B 1.40%        $  34.20                6,156
EQ/AllianceBernstein Growth and Income .................     Class B 1.50%        $  14.68               12,041
EQ/AllianceBernstein Growth and Income .................     Class B 1.55%        $  33.51                  743
EQ/AllianceBernstein Growth and Income .................     Class B 1.60%        $  33.29                2,676
EQ/AllianceBernstein Growth and Income .................     Class B 1.65%        $  14.60                5,884
EQ/AllianceBernstein Growth and Income .................     Class B 1.70%        $  32.85                  563
EQ/AllianceBernstein Growth and Income .................     Class B 1.80%        $  32.41                   28
EQ/AllianceBernstein Growth and Income .................     Class B 1.90%        $  31.97                   10
EQ/AllianceBernstein Intermediate Government Securities      Class B 0.50%        $  21.69                   --
EQ/AllianceBernstein Intermediate Government Securities      Class B 0.95%        $  20.19                    3
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.20%        $  19.41                3,131
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.25%        $  10.36                2,015
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.30%        $  10.27                   63
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.35%        $  18.95                  773
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.40%        $  18.80                4,496
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.50%        $  10.27                3,263
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.55%        $  18.35                  747
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.60%        $  18.20                2,358
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.65%        $  10.22                1,691
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.70%        $  17.92                  376
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.80%        $  17.63                    5
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.90%        $  17.35                    2
EQ/AllianceBernstein International .....................     Class B 0.50%        $  20.38                   --
EQ/AllianceBernstein International .....................     Class B 0.95%        $  19.32                    7
EQ/AllianceBernstein International .....................     Class B 1.20%        $  18.75                5,626
EQ/AllianceBernstein International .....................     Class B 1.25%        $  18.16                8,352
EQ/AllianceBernstein International .....................     Class B 1.30%        $  18.04                  800
EQ/AllianceBernstein International .....................     Class B 1.35%        $  18.42                2,019
EQ/AllianceBernstein International .....................     Class B 1.40%        $  18.31                7,944
EQ/AllianceBernstein International .....................     Class B 1.50%        $  18.00               10,530
EQ/AllianceBernstein International .....................     Class B 1.55%        $  17.99                1,983
EQ/AllianceBernstein International .....................     Class B 1.60%        $  17.88                4,168
EQ/AllianceBernstein International .....................     Class B 1.65%        $  17.91                7,675
EQ/AllianceBernstein International .....................     Class B 1.70%        $  17.67                1,508
EQ/AllianceBernstein International .....................     Class B 1.80%        $  17.46                   37
EQ/AllianceBernstein International .....................     Class B 1.90%        $  17.25                   11

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
EQ/AllianceBernstein Large Cap Growth .........     Class B 0.50%        $  7.47                    --
EQ/AllianceBernstein Large Cap Growth .........     Class B 0.95%        $  7.21                    47
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.20%        $  7.07                 5,507
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.25%        $ 12.36                 2,328
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.30%        $ 12.31                   180
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.35%        $  6.99                 6,383
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.40%        $  6.96                 7,957
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.50%        $ 12.25                 3,308
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.55%        $  6.88                 7,569
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.60%        $  6.86                11,991
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.65%        $ 12.19                 2,506
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.70%        $  6.80                 1,042
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.80%        $  6.75                   166
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.90%        $  6.70                    66
EQ/AllianceBernstein Quality Bond .............     Class B 0.50%        $ 18.35                    --
EQ/AllianceBernstein Quality Bond .............     Class B 0.95%        $ 17.28                     5
EQ/AllianceBernstein Quality Bond .............     Class B 1.20%        $ 16.71                 3,669
EQ/AllianceBernstein Quality Bond .............     Class B 1.25%        $ 10.80                 4,096
EQ/AllianceBernstein Quality Bond .............     Class B 1.30%        $ 10.73                   364
EQ/AllianceBernstein Quality Bond .............     Class B 1.35%        $ 16.38                   459
EQ/AllianceBernstein Quality Bond .............     Class B 1.40%        $ 16.27                 5,875
EQ/AllianceBernstein Quality Bond .............     Class B 1.50%        $ 10.71                 6,212
EQ/AllianceBernstein Quality Bond .............     Class B 1.55%        $ 15.95                   630
EQ/AllianceBernstein Quality Bond .............     Class B 1.60%        $ 15.84                 2,329
EQ/AllianceBernstein Quality Bond .............     Class B 1.65%        $ 10.66                 3,340
EQ/AllianceBernstein Quality Bond .............     Class B 1.70%        $ 15.63                   590
EQ/AllianceBernstein Quality Bond .............     Class B 1.80%        $ 15.42                     6
EQ/AllianceBernstein Quality Bond .............     Class B 1.90%        $ 15.21                    25
EQ/AllianceBernstein Small Cap Growth .........     Class B 0.50%        $ 19.74                    --
EQ/AllianceBernstein Small Cap Growth .........     Class B 0.95%        $ 18.90                    18
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.20%        $ 18.44                 3,494
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.25%        $ 14.37                 3,592
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.30%        $ 14.29                   213
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.35%        $ 18.17                 3,532
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.40%        $ 18.08                 4,668
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.50%        $ 14.25                 5,108
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.55%        $ 17.82                 1,922
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.60%        $ 17.73                 3,069
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.65%        $ 14.18                 2,926
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.70%        $ 17.56                   462
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.80%        $ 17.39                    24
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.90%        $ 17.22                     9
EQ/AllianceBernstein Value ....................     Class B 0.50%        $ 19.39                    --
EQ/AllianceBernstein Value ....................     Class B 0.95%        $ 18.61                    44
EQ/AllianceBernstein Value ....................     Class B 1.20%        $ 18.20                13,475
EQ/AllianceBernstein Value ....................     Class B 1.25%        $ 15.30                13,336
EQ/AllianceBernstein Value ....................     Class B 1.30%        $ 15.23                 1,142
EQ/AllianceBernstein Value ....................     Class B 1.35%        $ 17.95                 6,430
EQ/AllianceBernstein Value ....................     Class B 1.40%        $ 17.87                20,566
EQ/AllianceBernstein Value ....................     Class B 1.50%        $ 15.18                19,714
EQ/AllianceBernstein Value ....................     Class B 1.55%        $ 17.62                 5,695
EQ/AllianceBernstein Value ....................     Class B 1.60%        $ 17.54                13,777
EQ/AllianceBernstein Value ....................     Class B 1.65%        $ 15.10                14,100
EQ/AllianceBernstein Value ....................     Class B 1.70%        $ 17.38                 2,507
EQ/AllianceBernstein Value ....................     Class B 1.80%        $ 17.23                   124
EQ/AllianceBernstein Value ....................     Class B 1.90%        $ 17.07                    22

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                      Contract charges     Unit Value     Units Outstanding (000's)
                                                     ------------------   ------------   --------------------------
EQ/Ariel Appreciation II .........................     Class B 0.50%        $ 11.48                    --
EQ/Ariel Appreciation II .........................     Class B 0.95%        $ 11.42                    --
EQ/Ariel Appreciation II .........................     Class B 1.20%        $ 11.39                    79
EQ/Ariel Appreciation II .........................     Class B 1.25%        $ 11.38                   562
EQ/Ariel Appreciation II .........................     Class B 1.30%        $ 11.37                   124
EQ/Ariel Appreciation II .........................     Class B 1.35%        $ 11.50                    19
EQ/Ariel Appreciation II .........................     Class B 1.40%        $ 11.36                   157
EQ/Ariel Appreciation II .........................     Class B 1.50%        $ 11.34                   565
EQ/Ariel Appreciation II .........................     Class B 1.55%        $ 11.34                   100
EQ/Ariel Appreciation II .........................     Class B 1.60%        $ 11.33                    99
EQ/Ariel Appreciation II .........................     Class B 1.65%        $ 11.32                   907
EQ/Ariel Appreciation II .........................     Class B 1.70%        $ 11.31                   123
EQ/Ariel Appreciation II .........................     Class B 1.80%        $ 11.30                    --
EQ/Ariel Appreciation II .........................     Class B 1.90%        $ 11.29                     1
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.20%        $ 10.82                   691
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.25%        $ 11.07                 2,099
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.30%        $ 11.05                   160
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.40%        $ 10.75                 1,575
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.50%        $ 10.98                 3,527
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.55%        $ 10.96                   255
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.60%        $ 10.69                   669
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.65%        $ 10.92                 3,611
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.70%        $ 10.91                   429
EQ/Boston Advisors Equity Income .................     Class B 0.50%        $  7.26                    --
EQ/Boston Advisors Equity Income .................     Class B 0.95%        $  7.00                     1
EQ/Boston Advisors Equity Income .................     Class B 1.20%        $  6.86                 1,698
EQ/Boston Advisors Equity Income .................     Class B 1.25%        $  6.83                 5,155
EQ/Boston Advisors Equity Income .................     Class B 1.30%        $  2.77                   989
EQ/Boston Advisors Equity Income .................     Class B 1.35%        $  6.78                   720
EQ/Boston Advisors Equity Income .................     Class B 1.40%        $  6.75                 3,452
EQ/Boston Advisors Equity Income .................     Class B 1.50%        $  6.70                10,601
EQ/Boston Advisors Equity Income .................     Class B 1.55%        $  6.67                 1,207
EQ/Boston Advisors Equity Income .................     Class B 1.60%        $  6.64                   907
EQ/Boston Advisors Equity Income .................     Class B 1.65%        $  6.61                 4,814
EQ/Boston Advisors Equity Income .................     Class B 1.70%        $  6.59                   504
EQ/Boston Advisors Equity Income .................     Class B 1.80%        $  6.53                     6
EQ/Boston Advisors Equity Income .................     Class B 1.90%        $  6.48                    24
EQ/Calvert Socially Responsible ..................     Class B 0.50%        $  9.63                    --
EQ/Calvert Socially Responsible ..................     Class B 0.95%        $  9.31                    --
EQ/Calvert Socially Responsible ..................     Class B 1.20%        $  9.14                   625
EQ/Calvert Socially Responsible ..................     Class B 1.25%        $ 11.99                   860
EQ/Calvert Socially Responsible ..................     Class B 1.30%        $ 11.94                   101
EQ/Calvert Socially Responsible ..................     Class B 1.35%        $  9.04                   157
EQ/Calvert Socially Responsible ..................     Class B 1.40%        $  9.01                   885
EQ/Calvert Socially Responsible ..................     Class B 1.50%        $ 11.89                   778
EQ/Calvert Socially Responsible ..................     Class B 1.55%        $  8.91                   147
EQ/Calvert Socially Responsible ..................     Class B 1.60%        $  8.87                   367
EQ/Calvert Socially Responsible ..................     Class B 1.65%        $ 11.83                   894
EQ/Calvert Socially Responsible ..................     Class B 1.70%        $  8.81                   353
EQ/Calvert Socially Responsible ..................     Class B 1.80%        $  8.74                     2
EQ/Calvert Socially Responsible ..................     Class B 1.90%        $  8.68                    --
EQ/Capital Guardian Growth .......................     Class B 0.50%        $ 14.25                    --
EQ/Capital Guardian Growth .......................     Class B 0.95%        $ 13.64                     9
EQ/Capital Guardian Growth .......................     Class B 1.20%        $ 13.31                 1,982
EQ/Capital Guardian Growth .......................     Class B 1.25%        $ 11.96                 3,646
EQ/Capital Guardian Growth .......................     Class B 1.30%        $ 11.90                   604

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Capital Guardian Growth ................     Class B 1.35%        $ 13.11                 6,381
EQ/Capital Guardian Growth ................     Class B 1.40%        $ 13.05                 2,154
EQ/Capital Guardian Growth ................     Class B 1.50%        $ 11.86                 2,829
EQ/Capital Guardian Growth ................     Class B 1.55%        $ 12.86                 2,540
EQ/Capital Guardian Growth ................     Class B 1.60%        $ 12.80                 2,547
EQ/Capital Guardian Growth ................     Class B 1.65%        $ 11.80                 6,225
EQ/Capital Guardian Growth ................     Class B 1.70%        $ 12.67                 1,484
EQ/Capital Guardian Growth ................     Class B 1.80%        $ 12.55                    11
EQ/Capital Guardian Growth ................     Class B 1.90%        $ 12.42                     6
EQ/Capital Guardian International .........     Class B 0.50%        $ 15.51                    --
EQ/Capital Guardian International .........     Class B 0.95%        $ 14.98                    40
EQ/Capital Guardian International .........     Class B 1.20%        $ 14.69                 6,892
EQ/Capital Guardian International .........     Class B 1.25%        $ 17.09                 7,928
EQ/Capital Guardian International .........     Class B 1.30%        $ 17.03                   625
EQ/Capital Guardian International .........     Class B 1.35%        $ 14.52                 3,119
EQ/Capital Guardian International .........     Class B 1.40%        $ 14.47                 8,727
EQ/Capital Guardian International .........     Class B 1.50%        $ 16.95                 7,597
EQ/Capital Guardian International .........     Class B 1.55%        $ 14.30                 2,904
EQ/Capital Guardian International .........     Class B 1.60%        $ 14.24                 9,957
EQ/Capital Guardian International .........     Class B 1.65%        $ 16.87                11,624
EQ/Capital Guardian International .........     Class B 1.70%        $ 14.13                 3,208
EQ/Capital Guardian International .........     Class B 1.80%        $ 14.02                    43
EQ/Capital Guardian International .........     Class B 1.90%        $ 13.91                    13
EQ/Capital Guardian Research ..............     Class B 0.50%        $ 13.96                    --
EQ/Capital Guardian Research ..............     Class B 0.95%        $ 13.49                    53
EQ/Capital Guardian Research ..............     Class B 1.20%        $ 13.23                 6,465
EQ/Capital Guardian Research ..............     Class B 1.25%        $ 13.62                 4,859
EQ/Capital Guardian Research ..............     Class B 1.30%        $ 13.57                   276
EQ/Capital Guardian Research ..............     Class B 1.35%        $ 13.08                10,352
EQ/Capital Guardian Research ..............     Class B 1.40%        $ 13.02                 6,926
EQ/Capital Guardian Research ..............     Class B 1.50%        $ 13.51                 4,660
EQ/Capital Guardian Research ..............     Class B 1.55%        $ 12.87                 4,914
EQ/Capital Guardian Research ..............     Class B 1.60%        $ 12.82                 9,568
EQ/Capital Guardian Research ..............     Class B 1.65%        $ 13.44                 6,674
EQ/Capital Guardian Research ..............     Class B 1.70%        $ 12.72                 1,393
EQ/Capital Guardian Research ..............     Class B 1.80%        $ 12.62                    74
EQ/Capital Guardian Research ..............     Class B 1.90%        $ 12.53                    11
EQ/Capital Guardian U.S. Equity ...........     Class B 0.50%        $ 13.44                    --
EQ/Capital Guardian U.S. Equity ...........     Class B 0.95%        $ 12.98                    30
EQ/Capital Guardian U.S. Equity ...........     Class B 1.20%        $ 12.73                11,985
EQ/Capital Guardian U.S. Equity ...........     Class B 1.25%        $ 13.25                 9,363
EQ/Capital Guardian U.S. Equity ...........     Class B 1.30%        $ 13.20                   501
EQ/Capital Guardian U.S. Equity ...........     Class B 1.35%        $ 12.58                 4,201
EQ/Capital Guardian U.S. Equity ...........     Class B 1.40%        $ 12.53                13,648
EQ/Capital Guardian U.S. Equity ...........     Class B 1.50%        $ 13.14                 8,362
EQ/Capital Guardian U.S. Equity ...........     Class B 1.55%        $ 12.39                 3,680
EQ/Capital Guardian U.S. Equity ...........     Class B 1.60%        $ 12.34                12,120
EQ/Capital Guardian U.S. Equity ...........     Class B 1.65%        $ 13.07                10,590
EQ/Capital Guardian U.S. Equity ...........     Class B 1.70%        $ 12.24                 2,611
EQ/Capital Guardian U.S. Equity ...........     Class B 1.80%        $ 12.15                    94
EQ/Capital Guardian U.S. Equity ...........     Class B 1.90%        $ 12.05                     8
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.50%        $ 11.23                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.95%        $ 11.15                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.20%        $ 11.10                   436
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.25%        $ 11.09                 2,166
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.30%        $  3.35                   966

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.35%        $ 11.07                   112
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.40%        $ 11.06                   626
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.50%        $ 11.05                 2,907
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.55%        $ 11.04                   382
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.60%        $ 11.03                   247
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.65%        $ 11.02                 1,957
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.70%        $ 11.01                   225
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.80%        $ 10.99                     1
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.90%        $ 10.97                    --
EQ/Davis New York Venture .................     Class B 0.50%        $ 10.88                    --
EQ/Davis New York Venture .................     Class B 0.95%        $ 10.86                    --
EQ/Davis New York Venture .................     Class B 1.20%        $ 10.85                   302
EQ/Davis New York Venture .................     Class B 1.25%        $ 10.85                   597
EQ/Davis New York Venture .................     Class B 1.30%        $ 10.85                   406
EQ/Davis New York Venture .................     Class B 1.35%        $ 10.85                    94
EQ/Davis New York Venture .................     Class B 1.40%        $ 10.85                   414
EQ/Davis New York Venture .................     Class B 1.50%        $ 10.84                   815
EQ/Davis New York Venture .................     Class B 1.55%        $ 10.84                   665
EQ/Davis New York Venture .................     Class B 1.60%        $ 10.84                   332
EQ/Davis New York Venture .................     Class B 1.65%        $ 10.84                 1,788
EQ/Davis New York Venture .................     Class B 1.70%        $ 10.84                   216
EQ/Davis New York Venture .................     Class B 1.80%        $ 10.83                     1
EQ/Davis New York Venture .................     Class B 1.90%        $ 10.83                     1
EQ/Equity 500 Index .......................     Class B 0.50%        $ 33.46                    --
EQ/Equity 500 Index .......................     Class B 0.95%        $ 31.57                    10
EQ/Equity 500 Index .......................     Class B 1.20%        $ 30.56                 7,331
EQ/Equity 500 Index .......................     Class B 1.25%        $ 13.74                11,573
EQ/Equity 500 Index .......................     Class B 1.30%        $ 13.65                   553
EQ/Equity 500 Index .......................     Class B 1.35%        $ 29.97                 6,213
EQ/Equity 500 Index .......................     Class B 1.40%        $ 29.78                10,152
EQ/Equity 500 Index .......................     Class B 1.50%        $ 13.63                16,937
EQ/Equity 500 Index .......................     Class B 1.55%        $ 29.20                 3,534
EQ/Equity 500 Index .......................     Class B 1.60%        $ 29.01                 8,474
EQ/Equity 500 Index .......................     Class B 1.65%        $ 13.56                 9,866
EQ/Equity 500 Index .......................     Class B 1.70%        $ 28.64                 1,418
EQ/Equity 500 Index .......................     Class B 1.80%        $ 28.27                   223
EQ/Equity 500 Index .......................     Class B 1.90%        $ 27.90                    16
EQ/Evergreen International Bond ...........     Class B 0.50%        $ 10.05                    --
EQ/Evergreen International Bond ...........     Class B 0.95%        $ 10.00                    --
EQ/Evergreen International Bond ...........     Class B 1.20%        $  9.97                   493
EQ/Evergreen International Bond ...........     Class B 1.25%        $  9.96                 1,258
EQ/Evergreen International Bond ...........     Class B 1.30%        $  9.95                   316
EQ/Evergreen International Bond ...........     Class B 1.35%        $ 10.02                   125
EQ/Evergreen International Bond ...........     Class B 1.40%        $  9.94                   604
EQ/Evergreen International Bond ...........     Class B 1.50%        $  9.93                 2,213
EQ/Evergreen International Bond ...........     Class B 1.55%        $  9.92                   457
EQ/Evergreen International Bond ...........     Class B 1.60%        $  9.92                   471
EQ/Evergreen International Bond ...........     Class B 1.65%        $  9.91                 2,013
EQ/Evergreen International Bond ...........     Class B 1.70%        $  9.90                   185
EQ/Evergreen International Bond ...........     Class B 1.80%        $  9.89                    --
EQ/Evergreen International Bond ...........     Class B 1.90%        $  9.88                     1
EQ/Evergreen Omega ........................     Class B 0.50%        $  9.55                    --
EQ/Evergreen Omega ........................     Class B 0.95%        $  9.21                    --
EQ/Evergreen Omega ........................     Class B 1.20%        $  9.03                 2,218
EQ/Evergreen Omega ........................     Class B 1.25%        $ 12.14                 1,943
EQ/Evergreen Omega ........................     Class B 1.30%        $ 12.09                    81

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                         Contract charges     Unit Value     Units Outstanding (000's)
                                        ------------------   ------------   --------------------------
EQ/Evergreen Omega ..................     Class B 1.35%        $  8.92                   275
EQ/Evergreen Omega ..................     Class B 1.40%        $  8.89                 2,818
EQ/Evergreen Omega ..................     Class B 1.50%        $ 12.04                 2,163
EQ/Evergreen Omega ..................     Class B 1.55%        $  8.78                   319
EQ/Evergreen Omega ..................     Class B 1.60%        $  8.74                 1,731
EQ/Evergreen Omega ..................     Class B 1.65%        $ 11.98                 1,979
EQ/Evergreen Omega ..................     Class B 1.70%        $  8.67                   215
EQ/Evergreen Omega ..................     Class B 1.80%        $  8.60                     1
EQ/Evergreen Omega ..................     Class B 1.90%        $  8.53                     6
EQ/FI Mid Cap .......................     Class B 0.50%        $ 13.58                    --
EQ/FI Mid Cap .......................     Class B 0.95%        $ 13.19                    30
EQ/FI Mid Cap .......................     Class B 1.20%        $ 12.98                11,305
EQ/FI Mid Cap .......................     Class B 1.25%        $ 15.04                 9,034
EQ/FI Mid Cap .......................     Class B 1.30%        $ 14.99                   587
EQ/FI Mid Cap .......................     Class B 1.35%        $ 12.86                 1,862
EQ/FI Mid Cap .......................     Class B 1.40%        $ 12.82                13,979
EQ/FI Mid Cap .......................     Class B 1.50%        $ 14.92                11,897
EQ/FI Mid Cap .......................     Class B 1.55%        $ 12.70                 4,317
EQ/FI Mid Cap .......................     Class B 1.60%        $ 12.66                 8,561
EQ/FI Mid Cap .......................     Class B 1.65%        $ 14.84                 8,706
EQ/FI Mid Cap .......................     Class B 1.70%        $ 12.57                 1,890
EQ/FI Mid Cap .......................     Class B 1.80%        $ 12.49                    65
EQ/FI Mid Cap .......................     Class B 1.90%        $ 12.41                    13
EQ/FI Mid Cap Value .................     Class B 0.50%        $ 19.07                    --
EQ/FI Mid Cap Value .................     Class B 0.95%        $ 18.25                    20
EQ/FI Mid Cap Value .................     Class B 1.20%        $ 17.81                 8,423
EQ/FI Mid Cap Value .................     Class B 1.25%        $ 15.71                 7,522
EQ/FI Mid Cap Value .................     Class B 1.30%        $ 15.64                   506
EQ/FI Mid Cap Value .................     Class B 1.35%        $ 17.55                 1,465
EQ/FI Mid Cap Value .................     Class B 1.40%        $ 17.47                11,353
EQ/FI Mid Cap Value .................     Class B 1.50%        $ 15.58                10,619
EQ/FI Mid Cap Value .................     Class B 1.55%        $ 17.21                 3,215
EQ/FI Mid Cap Value .................     Class B 1.60%        $ 17.13                 6,178
EQ/FI Mid Cap Value .................     Class B 1.65%        $ 15.51                 6,490
EQ/FI Mid Cap Value .................     Class B 1.70%        $ 16.96                 1,156
EQ/FI Mid Cap Value .................     Class B 1.80%        $ 16.79                    61
EQ/FI Mid Cap Value .................     Class B 1.90%        $ 16.63                    15
EQ/Franklin Income ..................     Class B 0.50%        $ 10.46                    --
EQ/Franklin Income ..................     Class B 0.95%        $ 10.44                    --
EQ/Franklin Income ..................     Class B 1.20%        $ 10.43                   664
EQ/Franklin Income ..................     Class B 1.25%        $ 10.43                 1,560
EQ/Franklin Income ..................     Class B 1.30%        $ 10.43                   828
EQ/Franklin Income ..................     Class B 1.35%        $ 10.43                   141
EQ/Franklin Income ..................     Class B 1.40%        $ 10.43                 1,197
EQ/Franklin Income ..................     Class B 1.50%        $ 10.42                 2,190
EQ/Franklin Income ..................     Class B 1.55%        $ 10.42                 1,076
EQ/Franklin Income ..................     Class B 1.60%        $ 10.42                   730
EQ/Franklin Income ..................     Class B 1.65%        $ 10.42                 3,992
EQ/Franklin Income ..................     Class B 1.70%        $ 10.42                   368
EQ/Franklin Income ..................     Class B 1.80%        $ 10.41                    10
EQ/Franklin Income ..................     Class B 1.90%        $ 10.41                    --
EQ/Franklin Small Cap Value .........     Class B 0.50%        $ 10.85                    --
EQ/Franklin Small Cap Value .........     Class B 0.95%        $ 10.84                    --
EQ/Franklin Small Cap Value .........     Class B 1.20%        $ 10.83                    78
EQ/Franklin Small Cap Value .........     Class B 1.25%        $ 10.83                   191
EQ/Franklin Small Cap Value .........     Class B 1.30%        $ 10.82                   123

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Franklin Small Cap Value ...............     Class B 1.35%        $ 10.82                    14
EQ/Franklin Small Cap Value ...............     Class B 1.40%        $ 10.82                   120
EQ/Franklin Small Cap Value ...............     Class B 1.50%        $ 10.82                   327
EQ/Franklin Small Cap Value ...............     Class B 1.55%        $ 10.82                   153
EQ/Franklin Small Cap Value ...............     Class B 1.60%        $ 10.81                    51
EQ/Franklin Small Cap Value ...............     Class B 1.65%        $ 10.81                   384
EQ/Franklin Small Cap Value ...............     Class B 1.70%        $ 10.81                    38
EQ/Franklin Small Cap Value ...............     Class B 1.80%        $ 10.81                    --
EQ/Franklin Small Cap Value ...............     Class B 1.90%        $ 10.80                    --
EQ/GAMCO Mergers and Acquisitions .........     Class B 0.50%        $ 11.79                    --
EQ/GAMCO Mergers and Acquisitions .........     Class B 0.95%        $ 11.71                    --
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.20%        $ 11.66                   321
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.25%        $ 11.65                 1,305
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.30%        $ 11.43                   231
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.35%        $ 11.63                    74
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.40%        $ 11.62                   738
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.50%        $ 11.60                 2,148
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.55%        $ 11.59                   425
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.60%        $ 11.58                   268
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.65%        $ 11.57                 1,759
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.70%        $ 11.56                   193
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.80%        $ 11.54                    --
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.90%        $ 11.52                    --
EQ/GAMCO Small Company Value ..............     Class B 0.50%        $ 32.21                    --
EQ/GAMCO Small Company Value ..............     Class B 0.95%        $ 29.63                    --
EQ/GAMCO Small Company Value ..............     Class B 1.20%        $ 28.28                   341
EQ/GAMCO Small Company Value ..............     Class B 1.25%        $ 28.02                 1,848
EQ/GAMCO Small Company Value ..............     Class B 1.30%        $ 43.04                   156
EQ/GAMCO Small Company Value ..............     Class B 1.35%        $ 27.50                   141
EQ/GAMCO Small Company Value ..............     Class B 1.40%        $ 27.24                   640
EQ/GAMCO Small Company Value ..............     Class B 1.50%        $ 26.74                 2,995
EQ/GAMCO Small Company Value ..............     Class B 1.55%        $ 26.49                   519
EQ/GAMCO Small Company Value ..............     Class B 1.60%        $ 26.24                   291
EQ/GAMCO Small Company Value ..............     Class B 1.65%        $ 26.00                 1,796
EQ/GAMCO Small Company Value ..............     Class B 1.70%        $ 25.76                   233
EQ/GAMCO Small Company Value ..............     Class B 1.80%        $ 25.28                     1
EQ/GAMCO Small Company Value ..............     Class B 1.90%        $ 24.81                     6
EQ/International Growth ...................     Class B 0.50%        $ 14.46                    --
EQ/International Growth ...................     Class B 0.95%        $ 14.35                    --
EQ/International Growth ...................     Class B 1.20%        $ 14.29                   240
EQ/International Growth ...................     Class B 1.25%        $ 14.28                 1,109
EQ/International Growth ...................     Class B 1.30%        $  6.33                   363
EQ/International Growth ...................     Class B 1.35%        $ 14.25                    78
EQ/International Growth ...................     Class B 1.40%        $ 14.24                   436
EQ/International Growth ...................     Class B 1.50%        $ 14.22                 1,341
EQ/International Growth ...................     Class B 1.55%        $ 14.20                   310
EQ/International Growth ...................     Class B 1.60%        $ 14.19                   273
EQ/International Growth ...................     Class B 1.65%        $ 14.18                 1,674
EQ/International Growth ...................     Class B 1.70%        $ 14.17                   269
EQ/International Growth ...................     Class B 1.80%        $ 14.14                     3
EQ/International Growth ...................     Class B 1.90%        $ 14.12                    --
EQ/Janus Large Cap Growth .................     Class B 0.50%        $  6.72                    --
EQ/Janus Large Cap Growth .................     Class B 0.95%        $  6.53                    17
EQ/Janus Large Cap Growth .................     Class B 1.20%        $  6.43                 4,810
EQ/Janus Large Cap Growth .................     Class B 1.25%        $ 12.28                 1,601
EQ/Janus Large Cap Growth .................     Class B 1.30%        $ 12.77                    80

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                             Contract charges     Unit Value     Units Outstanding (000's)
                                            ------------------   ------------   --------------------------
EQ/Janus Large Cap Growth ...............     Class B 1.35%        $  6.36                   839
EQ/Janus Large Cap Growth ...............     Class B 1.40%        $  6.34                 6,556
EQ/Janus Large Cap Growth ...............     Class B 1.50%        $ 12.18                 2,498
EQ/Janus Large Cap Growth ...............     Class B 1.55%        $  6.28                 4,487
EQ/Janus Large Cap Growth ...............     Class B 1.60%        $  6.26                 5,400
EQ/Janus Large Cap Growth ...............     Class B 1.65%        $ 12.12                 1,717
EQ/Janus Large Cap Growth ...............     Class B 1.70%        $  6.22                   886
EQ/Janus Large Cap Growth ...............     Class B 1.80%        $  6.18                    42
EQ/Janus Large Cap Growth ...............     Class B 1.90%        $  6.14                    33
EQ/JPMorgan Core Bond ...................     Class B 0.50%        $ 15.48                    --
EQ/JPMorgan Core Bond ...................     Class B 0.95%        $ 14.86                    24
EQ/JPMorgan Core Bond ...................     Class B 1.20%        $ 14.53                10,809
EQ/JPMorgan Core Bond ...................     Class B 1.25%        $ 10.89                13,554
EQ/JPMorgan Core Bond ...................     Class B 1.30%        $ 10.84                 1,106
EQ/JPMorgan Core Bond ...................     Class B 1.35%        $ 14.33                 6,838
EQ/JPMorgan Core Bond ...................     Class B 1.40%        $ 14.27                15,682
EQ/JPMorgan Core Bond ...................     Class B 1.50%        $ 10.80                17,343
EQ/JPMorgan Core Bond ...................     Class B 1.55%        $ 14.07                 7,950
EQ/JPMorgan Core Bond ...................     Class B 1.60%        $ 14.01                12,428
EQ/JPMorgan Core Bond ...................     Class B 1.65%        $ 10.74                11,680
EQ/JPMorgan Core Bond ...................     Class B 1.70%        $ 13.88                 1,477
EQ/JPMorgan Core Bond ...................     Class B 1.80%        $ 13.75                   187
EQ/JPMorgan Core Bond ...................     Class B 1.90%        $ 13.63                    38
EQ/JPMorgan Value Opportunities .........     Class B 0.50%        $ 17.46                    --
EQ/JPMorgan Value Opportunities .........     Class B 0.95%        $ 16.71                    12
EQ/JPMorgan Value Opportunities .........     Class B 1.20%        $ 16.31                 3,079
EQ/JPMorgan Value Opportunities .........     Class B 1.25%        $ 14.67                 1,576
EQ/JPMorgan Value Opportunities .........     Class B 1.30%        $ 14.59                   104
EQ/JPMorgan Value Opportunities .........     Class B 1.35%        $ 16.07                10,415
EQ/JPMorgan Value Opportunities .........     Class B 1.40%        $ 15.99                 3,983
EQ/JPMorgan Value Opportunities .........     Class B 1.50%        $ 14.55                 1,785
EQ/JPMorgan Value Opportunities .........     Class B 1.55%        $ 15.76                 4,048
EQ/JPMorgan Value Opportunities .........     Class B 1.60%        $ 15.68                 4,115
EQ/JPMorgan Value Opportunities .........     Class B 1.65%        $ 14.47                 1,769
EQ/JPMorgan Value Opportunities .........     Class B 1.70%        $ 15.53                   351
EQ/JPMorgan Value Opportunities .........     Class B 1.80%        $ 15.37                    78
EQ/JPMorgan Value Opportunities .........     Class B 1.90%        $ 15.22                    16
EQ/Legg Mason Value Equity ..............     Class B 0.50%        $ 11.33                    --
EQ/Legg Mason Value Equity ..............     Class B 0.95%        $ 11.27                    --
EQ/Legg Mason Value Equity ..............     Class B 1.20%        $ 11.24                   605
EQ/Legg Mason Value Equity ..............     Class B 1.25%        $ 11.23                 2,181
EQ/Legg Mason Value Equity ..............     Class B 1.30%        $ 11.22                   314
EQ/Legg Mason Value Equity ..............     Class B 1.35%        $ 11.38                   182
EQ/Legg Mason Value Equity ..............     Class B 1.40%        $ 11.21                 1,110
EQ/Legg Mason Value Equity ..............     Class B 1.50%        $ 11.19                 3,427
EQ/Legg Mason Value Equity ..............     Class B 1.55%        $ 11.19                   738
EQ/Legg Mason Value Equity ..............     Class B 1.60%        $ 11.18                   784
EQ/Legg Mason Value Equity ..............     Class B 1.65%        $ 11.17                 5,957
EQ/Legg Mason Value Equity ..............     Class B 1.70%        $ 11.17                   532
EQ/Legg Mason Value Equity ..............     Class B 1.80%        $ 11.15                    --
EQ/Legg Mason Value Equity ..............     Class B 1.90%        $ 11.14                    --
EQ/Long Term Bond .......................     Class B 0.50%        $ 10.19                    --
EQ/Long Term Bond .......................     Class B 0.95%        $ 10.11                    --
EQ/Long Term Bond .......................     Class B 1.20%        $ 10.07                   370
EQ/Long Term Bond .......................     Class B 1.25%        $ 10.06                 1,819
EQ/Long Term Bond .......................     Class B 1.30%        $  7.67                   249

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/Long Term Bond ........................     Class B 1.35%        $ 10.04                   287
EQ/Long Term Bond ........................     Class B 1.40%        $ 10.04                 1,060
EQ/Long Term Bond ........................     Class B 1.50%        $ 10.02                 2,606
EQ/Long Term Bond ........................     Class B 1.55%        $ 10.01                   567
EQ/Long Term Bond ........................     Class B 1.60%        $ 10.00                   390
EQ/Long Term Bond ........................     Class B 1.65%        $  9.99                   878
EQ/Long Term Bond ........................     Class B 1.70%        $  9.98                   135
EQ/Long Term Bond ........................     Class B 1.80%        $  9.97                    --
EQ/Long Term Bond ........................     Class B 1.90%        $  9.95                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.50%        $ 12.43                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.95%        $ 12.34                    --
EQ/Lord Abbett Growth and Income .........     Class B 1.20%        $ 12.29                   438
EQ/Lord Abbett Growth and Income .........     Class B 1.25%        $ 12.28                 1,836
EQ/Lord Abbett Growth and Income .........     Class B 1.30%        $ 12.32                   291
EQ/Lord Abbett Growth and Income .........     Class B 1.35%        $ 12.25                   490
EQ/Lord Abbett Growth and Income .........     Class B 1.40%        $ 12.24                 1,083
EQ/Lord Abbett Growth and Income .........     Class B 1.50%        $ 12.22                 2,458
EQ/Lord Abbett Growth and Income .........     Class B 1.55%        $ 12.21                   501
EQ/Lord Abbett Growth and Income .........     Class B 1.60%        $ 12.20                   502
EQ/Lord Abbett Growth and Income .........     Class B 1.65%        $ 12.19                 3,163
EQ/Lord Abbett Growth and Income .........     Class B 1.70%        $ 12.18                   308
EQ/Lord Abbett Growth and Income .........     Class B 1.80%        $ 12.16                     1
EQ/Lord Abbett Growth and Income .........     Class B 1.90%        $ 12.14                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.50%        $ 11.91                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.95%        $ 11.82                    --
EQ/Lord Abbett Large Cap Core ............     Class B 1.20%        $ 11.77                   117
EQ/Lord Abbett Large Cap Core ............     Class B 1.25%        $ 11.76                   841
EQ/Lord Abbett Large Cap Core ............     Class B 1.30%        $ 11.83                    92
EQ/Lord Abbett Large Cap Core ............     Class B 1.35%        $ 11.74                    80
EQ/Lord Abbett Large Cap Core ............     Class B 1.40%        $ 11.73                   339
EQ/Lord Abbett Large Cap Core ............     Class B 1.50%        $ 11.71                 1,013
EQ/Lord Abbett Large Cap Core ............     Class B 1.55%        $ 11.70                   138
EQ/Lord Abbett Large Cap Core ............     Class B 1.60%        $ 11.69                   166
EQ/Lord Abbett Large Cap Core ............     Class B 1.65%        $ 11.68                 1,248
EQ/Lord Abbett Large Cap Core ............     Class B 1.70%        $ 11.67                   196
EQ/Lord Abbett Large Cap Core ............     Class B 1.80%        $ 11.65                     1
EQ/Lord Abbett Large Cap Core ............     Class B 1.90%        $ 11.63                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.50%        $ 12.54                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.95%        $ 12.45                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 1.20%        $ 12.40                   597
EQ/Lord Abbett Mid Cap Value .............     Class B 1.25%        $ 12.39                 3,813
EQ/Lord Abbett Mid Cap Value .............     Class B 1.30%        $ 12.50                   408
EQ/Lord Abbett Mid Cap Value .............     Class B 1.35%        $ 12.36                   214
EQ/Lord Abbett Mid Cap Value .............     Class B 1.40%        $ 12.35                 1,071
EQ/Lord Abbett Mid Cap Value .............     Class B 1.50%        $ 12.33                 4,143
EQ/Lord Abbett Mid Cap Value .............     Class B 1.55%        $ 12.32                   531
EQ/Lord Abbett Mid Cap Value .............     Class B 1.60%        $ 12.31                   519
EQ/Lord Abbett Mid Cap Value .............     Class B 1.65%        $ 12.30                 5,585
EQ/Lord Abbett Mid Cap Value .............     Class B 1.70%        $ 12.29                   591
EQ/Lord Abbett Mid Cap Value .............     Class B 1.80%        $ 12.27                     1
EQ/Lord Abbett Mid Cap Value .............     Class B 1.90%        $ 12.25                     1
EQ/Marsico Focus .........................     Class B 0.50%        $ 17.20                    --
EQ/Marsico Focus .........................     Class B 0.95%        $ 16.79                    22
EQ/Marsico Focus .........................     Class B 1.20%        $ 16.57                13,414
EQ/Marsico Focus .........................     Class B 1.25%        $ 13.64                17,558
EQ/Marsico Focus .........................     Class B 1.30%        $ 13.60                 1,416

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/Marsico Focus .........................     Class B 1.35%        $ 16.44                 1,821
EQ/Marsico Focus .........................     Class B 1.40%        $ 16.39                19,097
EQ/Marsico Focus .........................     Class B 1.50%        $ 13.52                22,005
EQ/Marsico Focus .........................     Class B 1.55%        $ 16.26                 2,666
EQ/Marsico Focus .........................     Class B 1.60%        $ 16.22                10,192
EQ/Marsico Focus .........................     Class B 1.65%        $ 13.45                20,022
EQ/Marsico Focus .........................     Class B 1.70%        $ 16.13                 2,714
EQ/Marsico Focus .........................     Class B 1.80%        $ 16.04                    63
EQ/Marsico Focus .........................     Class B 1.90%        $ 15.95                     4
EQ/Mercury Basic Value Equity ............     Class B 0.50%        $ 26.27                    --
EQ/Mercury Basic Value Equity ............     Class B 0.95%        $ 25.15                     1
EQ/Mercury Basic Value Equity ............     Class B 1.20%        $ 24.54                 4,984
EQ/Mercury Basic Value Equity ............     Class B 1.25%        $ 14.49                 7,573
EQ/Mercury Basic Value Equity ............     Class B 1.30%        $ 14.42                   385
EQ/Mercury Basic Value Equity ............     Class B 1.35%        $ 24.18                 2,960
EQ/Mercury Basic Value Equity ............     Class B 1.40%        $ 24.06                 7,155
EQ/Mercury Basic Value Equity ............     Class B 1.50%        $ 14.37                10,040
EQ/Mercury Basic Value Equity ............     Class B 1.55%        $ 23.71                 1,301
EQ/Mercury Basic Value Equity ............     Class B 1.60%        $ 23.60                 3,644
EQ/Mercury Basic Value Equity ............     Class B 1.65%        $ 14.30                 5,785
EQ/Mercury Basic Value Equity ............     Class B 1.70%        $ 23.37                   856
EQ/Mercury Basic Value Equity ............     Class B 1.80%        $ 23.14                    51
EQ/Mercury Basic Value Equity ............     Class B 1.90%        $ 22.91                    12
EQ/Mercury International Value ...........     Class B 0.50%        $ 24.88                    --
EQ/Mercury International Value ...........     Class B 0.95%        $ 23.81                    30
EQ/Mercury International Value ...........     Class B 1.20%        $ 23.24                 4,607
EQ/Mercury International Value ...........     Class B 1.25%        $ 18.13                 7,280
EQ/Mercury International Value ...........     Class B 1.30%        $ 18.04                   590
EQ/Mercury International Value ...........     Class B 1.35%        $ 22.90                 6,421
EQ/Mercury International Value ...........     Class B 1.40%        $ 22.79                 6,439
EQ/Mercury International Value ...........     Class B 1.50%        $ 17.98                10,173
EQ/Mercury International Value ...........     Class B 1.55%        $ 22.46                 3,580
EQ/Mercury International Value ...........     Class B 1.60%        $ 22.35                 4,311
EQ/Mercury International Value ...........     Class B 1.65%        $ 17.89                 7,223
EQ/Mercury International Value ...........     Class B 1.70%        $ 22.13                 1,052
EQ/Mercury International Value ...........     Class B 1.80%        $ 21.91                    64
EQ/Mercury International Value ...........     Class B 1.90%        $ 21.70                     8
EQ/MFS Emerging Growth Companies .........     Class B 0.50%        $ 16.39                    --
EQ/MFS Emerging Growth Companies .........     Class B 0.95%        $ 15.69                    22
EQ/MFS Emerging Growth Companies .........     Class B 1.20%        $ 15.31                 1,300
EQ/MFS Emerging Growth Companies .........     Class B 1.25%        $ 13.06                 1,399
EQ/MFS Emerging Growth Companies .........     Class B 1.30%        $ 13.00                    58
EQ/MFS Emerging Growth Companies .........     Class B 1.35%        $ 15.09                 5,280
EQ/MFS Emerging Growth Companies .........     Class B 1.40%        $ 15.02                 1,899
EQ/MFS Emerging Growth Companies .........     Class B 1.50%        $ 12.95                 2,120
EQ/MFS Emerging Growth Companies .........     Class B 1.55%        $ 14.80                 2,090
EQ/MFS Emerging Growth Companies .........     Class B 1.60%        $ 14.72                 3,075
EQ/MFS Emerging Growth Companies .........     Class B 1.65%        $ 12.89                 1,215
EQ/MFS Emerging Growth Companies .........     Class B 1.70%        $ 14.58                   192
EQ/MFS Emerging Growth Companies .........     Class B 1.80%        $ 14.44                     9
EQ/MFS Emerging Growth Companies .........     Class B 1.90%        $ 14.30                     1
EQ/MFS Investors Trust ...................     Class B 0.50%        $ 11.33                    --
EQ/MFS Investors Trust ...................     Class B 0.95%        $ 10.93                     4
EQ/MFS Investors Trust ...................     Class B 1.20%        $ 10.71                 3,293
EQ/MFS Investors Trust ...................     Class B 1.25%        $ 13.74                 1,098
EQ/MFS Investors Trust ...................     Class B 1.30%        $ 13.69                    37

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                         Contract charges     Unit Value     Units Outstanding (000's)
                                        ------------------   ------------   --------------------------
EQ/MFS Investors Trust ..............     Class B 1.35%        $ 10.58                 3,675
EQ/MFS Investors Trust ..............     Class B 1.40%        $ 10.54                 3,928
EQ/MFS Investors Trust ..............     Class B 1.50%        $ 13.63                 1,278
EQ/MFS Investors Trust ..............     Class B 1.55%        $ 10.41                 4,130
EQ/MFS Investors Trust ..............     Class B 1.60%        $ 10.37                 6,684
EQ/MFS Investors Trust ..............     Class B 1.65%        $ 13.56                 1,455
EQ/MFS Investors Trust ..............     Class B 1.70%        $ 10.28                   510
EQ/MFS Investors Trust ..............     Class B 1.80%        $ 10.20                    56
EQ/MFS Investors Trust ..............     Class B 1.90%        $ 10.12                     5
EQ/Money Market .....................     Class B 0.00%        $ 41.55                   197
EQ/Money Market .....................     Class B 0.50%        $ 36.58                    --
EQ/Money Market .....................     Class B 0.95%        $ 32.60                    10
EQ/Money Market .....................     Class B 1.20%        $ 30.57                 1,365
EQ/Money Market .....................     Class B 1.25%        $ 10.38                 3,721
EQ/Money Market .....................     Class B 1.30%        $ 10.24                   702
EQ/Money Market .....................     Class B 1.35%        $ 29.41                 2,410
EQ/Money Market .....................     Class B 1.40%        $ 29.03                 2,668
EQ/Money Market .....................     Class B 1.50%        $ 10.29                 9,565
EQ/Money Market .....................     Class B 1.55%        $ 27.92                 2,933
EQ/Money Market .....................     Class B 1.60%        $ 27.57                 3,996
EQ/Money Market .....................     Class B 1.65%        $ 10.24                 4,632
EQ/Money Market .....................     Class B 1.70%        $ 26.86                 1,102
EQ/Money Market .....................     Class B 1.80%        $ 26.18                    24
EQ/Money Market .....................     Class B 1.90%        $ 25.51                     8
EQ/Montag & Caldwell Growth .........     Class B 0.50%        $  5.26                    --
EQ/Montag & Caldwell Growth .........     Class B 0.95%        $  5.07                    --
EQ/Montag & Caldwell Growth .........     Class B 1.20%        $  4.97                   143
EQ/Montag & Caldwell Growth .........     Class B 1.25%        $  4.95                 1,387
EQ/Montag & Caldwell Growth .........     Class B 1.30%        $  1.98                   449
EQ/Montag & Caldwell Growth .........     Class B 1.35%        $  4.91                    28
EQ/Montag & Caldwell Growth .........     Class B 1.40%        $  4.89                   389
EQ/Montag & Caldwell Growth .........     Class B 1.50%        $  4.85                 2,170
EQ/Montag & Caldwell Growth .........     Class B 1.55%        $  4.83                   155
EQ/Montag & Caldwell Growth .........     Class B 1.60%        $  4.81                   206
EQ/Montag & Caldwell Growth .........     Class B 1.65%        $  4.79                 1,430
EQ/Montag & Caldwell Growth .........     Class B 1.70%        $  4.77                    83
EQ/Montag & Caldwell Growth .........     Class B 1.80%        $  4.73                    --
EQ/Montag & Caldwell Growth .........     Class B 1.90%        $  4.69                    --
EQ/Mutual Shares ....................     Class B 0.50%        $ 10.74                    --
EQ/Mutual Shares ....................     Class B 0.95%        $ 10.72                    --
EQ/Mutual Shares ....................     Class B 1.20%        $ 10.71                   372
EQ/Mutual Shares ....................     Class B 1.25%        $ 10.71                 1,134
EQ/Mutual Shares ....................     Class B 1.30%        $ 10.71                   666
EQ/Mutual Shares ....................     Class B 1.35%        $ 10.71                    92
EQ/Mutual Shares ....................     Class B 1.40%        $ 10.71                   565
EQ/Mutual Shares ....................     Class B 1.50%        $ 10.70                 1,152
EQ/Mutual Shares ....................     Class B 1.55%        $ 10.70                   623
EQ/Mutual Shares ....................     Class B 1.60%        $ 10.70                   372
EQ/Mutual Shares ....................     Class B 1.65%        $ 10.70                 2,470
EQ/Mutual Shares ....................     Class B 1.70%        $ 10.70                   258
EQ/Mutual Shares ....................     Class B 1.80%        $ 10.69                     9
EQ/Mutual Shares ....................     Class B 1.90%        $ 10.69                    --
EQ/Oppenheimer Global ...............     Class B 0.50%        $ 11.12                    --
EQ/Oppenheimer Global ...............     Class B 0.95%        $ 11.11                    --
EQ/Oppenheimer Global ...............     Class B 1.20%        $ 11.10                   135
EQ/Oppenheimer Global ...............     Class B 1.25%        $ 11.10                   217

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                    Contract charges     Unit Value     Units Outstanding (000's)
                                                   ------------------   ------------   --------------------------
EQ/Oppenheimer Global ..........................     Class B 1.30%        $ 11.10                   158
EQ/Oppenheimer Global ..........................     Class B 1.35%        $ 11.09                    34
EQ/Oppenheimer Global ..........................     Class B 1.40%        $ 11.09                   205
EQ/Oppenheimer Global ..........................     Class B 1.50%        $ 11.09                   270
EQ/Oppenheimer Global ..........................     Class B 1.55%        $ 11.09                   227
EQ/Oppenheimer Global ..........................     Class B 1.60%        $ 11.09                    61
EQ/Oppenheimer Global ..........................     Class B 1.65%        $ 11.08                   367
EQ/Oppenheimer Global ..........................     Class B 1.70%        $ 11.08                    83
EQ/Oppenheimer Global ..........................     Class B 1.80%        $ 11.08                     1
EQ/Oppenheimer Global ..........................     Class B 1.90%        $ 11.07                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 0.50%        $ 10.96                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 0.95%        $ 10.95                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.20%        $ 10.94                    12
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.25%        $ 10.93                   111
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.30%        $ 10.93                    35
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.35%        $ 10.93                    10
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.40%        $ 10.93                    84
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.50%        $ 10.93                   144
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.55%        $ 10.92                   158
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.60%        $ 10.92                    21
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.65%        $ 10.92                   133
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.70%        $ 10.92                    20
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.80%        $ 10.92                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.90%        $ 10.91                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 0.50%        $ 11.13                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 0.95%        $ 11.11                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.20%        $ 11.10                    20
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.25%        $ 11.10                   122
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.30%        $ 11.10                    96
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.35%        $ 11.10                     9
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.40%        $ 11.10                    49
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.50%        $ 11.09                   155
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.55%        $ 11.09                   186
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.60%        $ 11.09                    30
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.65%        $ 11.09                   182
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.70%        $ 11.09                    19
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.80%        $ 11.08                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.90%        $ 11.08                    --
EQ/PIMCO Real Return ...........................     Class B 0.50%        $  9.98                    --
EQ/PIMCO Real Return ...........................     Class B 0.95%        $  9.91                    --
EQ/PIMCO Real Return ...........................     Class B 1.20%        $  9.86                 1,522
EQ/PIMCO Real Return ...........................     Class B 1.25%        $  9.86                 6,212
EQ/PIMCO Real Return ...........................     Class B 1.30%        $  8.59                   841
EQ/PIMCO Real Return ...........................     Class B 1.35%        $  9.84                   431
EQ/PIMCO Real Return ...........................     Class B 1.40%        $  9.83                 2,107
EQ/PIMCO Real Return ...........................     Class B 1.50%        $  9.81                 8,347
EQ/PIMCO Real Return ...........................     Class B 1.55%        $  9.81                 1,202
EQ/PIMCO Real Return ...........................     Class B 1.60%        $  9.80                 1,411
EQ/PIMCO Real Return ...........................     Class B 1.65%        $  9.79                 8,303
EQ/PIMCO Real Return ...........................     Class B 1.70%        $  9.78                   730
EQ/PIMCO Real Return ...........................     Class B 1.80%        $  9.76                     1
EQ/PIMCO Real Return ...........................     Class B 1.90%        $  9.75                     2
EQ/Short Duration Bond .........................     Class B 0.50%        $ 10.38                    --
EQ/Short Duration Bond .........................     Class B 0.95%        $ 10.30                    --
EQ/Short Duration Bond .........................     Class B 1.20%        $ 10.26                   356
EQ/Short Duration Bond .........................     Class B 1.25%        $ 10.25                 1,130

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                     Contract charges     Unit Value     Units Outstanding (000's)
                                    ------------------   ------------   --------------------------
EQ/Short Duration Bond ..........     Class B 1.30%        $  9.87                   111
EQ/Short Duration Bond ..........     Class B 1.35%        $ 10.23                   185
EQ/Short Duration Bond ..........     Class B 1.40%        $ 10.23                   497
EQ/Short Duration Bond ..........     Class B 1.50%        $ 10.21                   979
EQ/Short Duration Bond ..........     Class B 1.55%        $ 10.20                   205
EQ/Short Duration Bond ..........     Class B 1.60%        $ 10.19                   593
EQ/Short Duration Bond ..........     Class B 1.65%        $ 10.18                 1,594
EQ/Short Duration Bond ..........     Class B 1.70%        $ 10.17                   202
EQ/Short Duration Bond ..........     Class B 1.80%        $ 10.16                     3
EQ/Short Duration Bond ..........     Class B 1.90%        $ 10.14                     7
EQ/Small Cap Value ..............     Class B 0.50%        $ 21.25                    --
EQ/Small Cap Value ..............     Class B 0.95%        $ 20.40                    16
EQ/Small Cap Value ..............     Class B 1.20%        $ 19.94                 6,898
EQ/Small Cap Value ..............     Class B 1.25%        $ 15.00                 8,534
EQ/Small Cap Value ..............     Class B 1.30%        $ 14.93                   327
EQ/Small Cap Value ..............     Class B 1.35%        $ 19.67                 3,861
EQ/Small Cap Value ..............     Class B 1.40%        $ 19.58                 9,327
EQ/Small Cap Value ..............     Class B 1.50%        $ 14.88                11,213
EQ/Small Cap Value ..............     Class B 1.55%        $ 19.31                 2,465
EQ/Small Cap Value ..............     Class B 1.60%        $ 19.22                 5,693
EQ/Small Cap Value ..............     Class B 1.65%        $ 14.80                 7,719
EQ/Small Cap Value ..............     Class B 1.70%        $ 19.05                 1,201
EQ/Small Cap Value ..............     Class B 1.80%        $ 18.88                    77
EQ/Small Cap Value ..............     Class B 1.90%        $ 18.70                    16
EQ/Small Company Growth .........     Class B 0.50%        $  9.42                    --
EQ/Small Company Growth .........     Class B 0.95%        $  9.09                     5
EQ/Small Company Growth .........     Class B 1.20%        $  8.90                   680
EQ/Small Company Growth .........     Class B 1.25%        $  8.87                 3,735
EQ/Small Company Growth .........     Class B 1.30%        $  5.09                   574
EQ/Small Company Growth .........     Class B 1.35%        $  8.79                   259
EQ/Small Company Growth .........     Class B 1.40%        $  8.76                 1,478
EQ/Small Company Growth .........     Class B 1.50%        $  8.69                 5,187
EQ/Small Company Growth .........     Class B 1.55%        $  8.65                   627
EQ/Small Company Growth .........     Class B 1.60%        $  8.61                   605
EQ/Small Company Growth .........     Class B 1.65%        $  8.58                 3,530
EQ/Small Company Growth .........     Class B 1.70%        $  8.54                   475
EQ/Small Company Growth .........     Class B 1.80%        $  8.47                    --
EQ/Small Company Growth .........     Class B 1.90%        $  8.40                    --
EQ/Small Company Index ..........     Class B 0.50%        $ 18.52                    --
EQ/Small Company Index ..........     Class B 0.95%        $ 17.78                    15
EQ/Small Company Index ..........     Class B 1.20%        $ 17.38                 3,525
EQ/Small Company Index ..........     Class B 1.25%        $ 14.92                 3,972
EQ/Small Company Index ..........     Class B 1.30%        $ 14.85                   370
EQ/Small Company Index ..........     Class B 1.35%        $ 17.14                 1,660
EQ/Small Company Index ..........     Class B 1.40%        $ 17.06                 5,392
EQ/Small Company Index ..........     Class B 1.50%        $ 14.80                 5,853
EQ/Small Company Index ..........     Class B 1.55%        $ 16.83                 1,231
EQ/Small Company Index ..........     Class B 1.60%        $ 16.75                 2,912
EQ/Small Company Index ..........     Class B 1.65%        $ 14.72                 4,061
EQ/Small Company Index ..........     Class B 1.70%        $ 16.60                   744
EQ/Small Company Index ..........     Class B 1.80%        $ 16.45                    18
EQ/Small Company Index ..........     Class B 1.90%        $ 16.30                     4
EQ/TCW Equity ...................     Class B 0.50%        $ 19.34                    --
EQ/TCW Equity ...................     Class B 0.95%        $ 17.79                    --
EQ/TCW Equity ...................     Class B 1.20%        $ 16.98                    96
EQ/TCW Equity ...................     Class B 1.25%        $ 16.82                   578

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
EQ/TCW Equity .................................     Class B 1.30%        $  6.37                   154
EQ/TCW Equity .................................     Class B 1.35%        $ 16.51                   145
EQ/TCW Equity .................................     Class B 1.40%        $ 16.36                   159
EQ/TCW Equity .................................     Class B 1.50%        $ 16.05                 1,017
EQ/TCW Equity .................................     Class B 1.55%        $ 15.90                    71
EQ/TCW Equity .................................     Class B 1.60%        $ 15.76                   104
EQ/TCW Equity .................................     Class B 1.65%        $ 15.61                   907
EQ/TCW Equity .................................     Class B 1.70%        $ 15.46                    47
EQ/TCW Equity .................................     Class B 1.80%        $ 15.18                    --
EQ/TCW Equity .................................     Class B 1.90%        $ 14.89                    --
EQ/Templeton Growth ...........................     Class B 0.50%        $ 10.79                    --
EQ/Templeton Growth ...........................     Class B 0.95%        $ 10.77                    --
EQ/Templeton Growth ...........................     Class B 1.20%        $ 10.76                   237
EQ/Templeton Growth ...........................     Class B 1.25%        $ 10.76                   950
EQ/Templeton Growth ...........................     Class B 1.30%        $ 10.76                   526
EQ/Templeton Growth ...........................     Class B 1.35%        $ 10.76                    98
EQ/Templeton Growth ...........................     Class B 1.40%        $ 10.76                   388
EQ/Templeton Growth ...........................     Class B 1.50%        $ 10.75                 1,003
EQ/Templeton Growth ...........................     Class B 1.55%        $ 10.75                   531
EQ/Templeton Growth ...........................     Class B 1.60%        $ 10.75                   298
EQ/Templeton Growth ...........................     Class B 1.65%        $ 10.75                 2,001
EQ/Templeton Growth ...........................     Class B 1.70%        $ 10.75                   178
EQ/Templeton Growth ...........................     Class B 1.80%        $ 10.74                     9
EQ/Templeton Growth ...........................     Class B 1.90%        $ 10.74                    --
EQ/UBS Growth and Income ......................     Class B 0.50%        $  6.70                    --
EQ/UBS Growth and Income ......................     Class B 0.95%        $  6.46                    --
EQ/UBS Growth and Income ......................     Class B 1.20%        $  6.33                   473
EQ/UBS Growth and Income ......................     Class B 1.25%        $  6.30                 2,323
EQ/UBS Growth and Income ......................     Class B 1.30%        $  2.47                   473
EQ/UBS Growth and Income ......................     Class B 1.35%        $  6.25                   177
EQ/UBS Growth and Income ......................     Class B 1.40%        $  6.22                   633
EQ/UBS Growth and Income ......................     Class B 1.50%        $  6.17                 4,330
EQ/UBS Growth and Income ......................     Class B 1.55%        $  6.15                   424
EQ/UBS Growth and Income ......................     Class B 1.60%        $  6.12                   397
EQ/UBS Growth and Income ......................     Class B 1.65%        $  6.10                 2,346
EQ/UBS Growth and Income ......................     Class B 1.70%        $  6.07                   104
EQ/UBS Growth and Income ......................     Class B 1.80%        $  6.02                     3
EQ/UBS Growth and Income ......................     Class B 1.90%        $  5.97                    --
EQ/Van Kampen Comstock ........................     Class B 0.50%        $ 12.10                    --
EQ/Van Kampen Comstock ........................     Class B 0.95%        $ 12.00                    --
EQ/Van Kampen Comstock ........................     Class B 1.20%        $ 11.95                   811
EQ/Van Kampen Comstock ........................     Class B 1.25%        $ 11.94                 4,735
EQ/Van Kampen Comstock ........................     Class B 1.30%        $ 11.93                   664
EQ/Van Kampen Comstock ........................     Class B 1.35%        $ 11.92                   349
EQ/Van Kampen Comstock ........................     Class B 1.40%        $ 11.91                   977
EQ/Van Kampen Comstock ........................     Class B 1.50%        $ 11.89                 3,972
EQ/Van Kampen Comstock ........................     Class B 1.55%        $ 11.88                   900
EQ/Van Kampen Comstock ........................     Class B 1.60%        $ 11.87                   647
EQ/Van Kampen Comstock ........................     Class B 1.65%        $ 11.86                 7,856
EQ/Van Kampen Comstock ........................     Class B 1.70%        $ 11.85                   602
EQ/Van Kampen Comstock ........................     Class B 1.80%        $ 11.83                     2
EQ/Van Kampen Comstock ........................     Class B 1.90%        $ 11.81                    --
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.50%        $ 20.43                    --
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.95%        $ 19.58                    22
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.20%        $ 19.12                 4,088
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.25%        $ 24.92                 6,367

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2006


                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.30%        $ 24.80                   625
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.35%        $ 18.85                 2,967
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.40%        $ 18.76                 8,412
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.50%        $ 24.71                10,717
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.55%        $ 18.50                 2,602
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.60%        $ 18.41                 4,518
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.65%        $ 24.59                 6,050
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.70%        $ 18.23                 1,239
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.80%        $ 18.06                    24
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.90%        $ 17.89                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.50%        $ 13.53                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.95%        $ 13.43                     3
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.20%        $ 13.37                   320
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.25%        $ 13.36                 2,067
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.30%        $ 13.35                   298
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.35%        $ 13.34                   109
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.40%        $ 13.33                   553
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.50%        $ 13.30                 2,056
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.55%        $ 13.29                   361
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.60%        $ 13.28                   322
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.65%        $ 13.27                 2,350
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.70%        $ 13.26                   297
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.80%        $ 13.24                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.90%        $ 13.21                     1
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 0.50%        $ 14.49                    --
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 0.95%        $ 14.38                    --
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.20%        $ 14.32                   238
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.25%        $ 14.26                   885
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.30%        $ 14.27                   173
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.35%        $ 14.28                   117
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.40%        $ 14.27                   746
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.50%        $ 14.18                 1,463
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.55%        $ 14.24                   407
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.60%        $ 14.22                   168
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.65%        $ 14.13                 1,072
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.70%        $ 14.12                   146
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.80%        $ 14.18                    --
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.90%        $ 14.15                    --
U.S. Real Estate -- Class II ..................     Class B 1.20%        $ 19.98                 1,240
U.S. Real Estate -- Class II ..................     Class B 1.25%        $ 23.18                 4,905
U.S. Real Estate -- Class II ..................     Class B 1.30%        $ 23.14                   450
U.S. Real Estate -- Class II ..................     Class B 1.40%        $ 19.86                 2,852
U.S. Real Estate -- Class II ..................     Class B 1.50%        $ 22.99                 8,575
U.S. Real Estate -- Class II ..................     Class B 1.55%        $ 22.95                   803
U.S. Real Estate -- Class II ..................     Class B 1.60%        $ 19.75                   578
U.S. Real Estate -- Class II ..................     Class B 1.65%        $ 22.87                 4,729
U.S. Real Estate -- Class II ..................     Class B 1.70%        $ 22.83                   660


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    AXA Aggressive   AXA Conservative   AXA Conservative-
                                                      Allocation        Allocation       Plus Allocation
                                                   ---------------- ------------------ -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 29,703,030       $10,756,216        $21,788,318
 Expenses:
  Asset-based charges ............................     14,029,038         3,742,978          8,903,541
                                                     ------------       -----------        -----------
Net Investment Income (Loss) .....................     15,673,992         7,013,238         12,884,777
                                                     ------------       -----------        -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     14,998,480         1,502,736          5,347,993
  Realized gain distribution from The Trusts .....     18,840,019         2,638,475          9,764,493
                                                     ------------       -----------        -----------
 Net realized gain (loss) ........................     33,838,499         4,141,211         15,112,486
                                                     ------------       -----------        -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    103,372,599         3,023,438         17,217,599
                                                     ------------       -----------        -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    137,211,098         7,164,649         32,330,085
                                                     ------------       -----------        -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $152,885,090       $14,177,887        $45,214,862
                                                     ============       ===========        ===========



                                                                                       AXA Premier     AXA Premier
                                                    AXA Moderate    AXA Moderate-    VIP Aggressive      VIP Core
                                                     Allocation    Plus Allocation       Equity            Bond
                                                   -------------- ----------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $106,208,725     $137,540,499    $          --    $ 26,097,435
 Expenses:
  Asset-based charges ............................    51,093,087       64,089,521        1,916,467       9,032,247
                                                    ------------     ------------    -------------    ------------
Net Investment Income (Loss) .....................    55,115,638       73,450,978       (1,916,467)     17,065,188
                                                    ------------     ------------    -------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    50,086,999       22,857,996        2,455,423      (3,228,993)
  Realized gain distribution from The Trusts .....    33,539,598       67,592,612               --              --
                                                    ------------     ------------    -------------    ------------
 Net realized gain (loss) ........................    83,626,597       90,450,608        2,455,423      (3,228,993)
                                                    ------------     ------------    -------------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   173,314,324      393,209,957        3,774,787         531,953
                                                    ------------     ------------    -------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   256,940,921      483,660,565        6,230,210      (2,697,040)
                                                    ------------     ------------    -------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $312,056,559     $557,111,543    $   4,313,743    $ 14,368,148
                                                    ============     ============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                        AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP    International
                                                      Health Care        High Yield         Equity
                                                   ----------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   2,839,666     $ 62,371,598       $ 9,926,728
 Expenses:
  Asset-based charges ............................       3,911,081       12,933,488         6,477,057
                                                     -------------     ------------       -----------
Net Investment Income (Loss) .....................      (1,071,415)      49,438,110         3,449,671
                                                     -------------     ------------       -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       5,886,875       (2,437,337)       23,099,486
  Realized gain distribution from The Trusts .....      10,236,194               --        14,924,221
                                                     -------------     ------------       -----------
 Net realized gain (loss) ........................      16,123,069       (2,437,337)       38,023,707
                                                     -------------     ------------       -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (5,318,741)      25,299,389        51,542,872
                                                     -------------     ------------       -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      10,804,328       22,862,052        89,566,579
                                                     -------------     ------------       -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   9,732,913     $ 72,300,162       $93,016,250
                                                     =============     ============       ===========



                                                    AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                       Large Cap         Large Cap         Large Cap          Mid Cap
                                                      Core Equity          Growth            Value             Growth
                                                   ----------------- ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $    971,181      $          --      $14,107,912     $    2,028,596
 Expenses:
  Asset-based charges ............................      2,329,478          4,293,703        7,213,734          5,786,585
                                                     ------------      -------------      -----------     --------------
Net Investment Income (Loss) .....................     (1,358,297)        (4,293,703)       6,894,178         (3,757,989)
                                                     ------------      -------------      -----------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      7,212,774         10,590,463       21,923,723         15,684,360
  Realized gain distribution from The Trusts .....      3,168,598         14,564,725        8,300,864         38,754,185
                                                     ------------      -------------      -----------     --------------
 Net realized gain (loss) ........................     10,381,372         25,155,188       30,224,587         54,438,545
                                                     ------------      -------------      -----------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      9,375,370        (24,507,555)      46,119,311        (20,798,505)
                                                     ------------      -------------      -----------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     19,756,742            647,633       76,343,898         33,640,040
                                                     ------------      -------------      -----------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ 18,398,445      $  (3,646,070)     $83,238,076     $   29,882,051
                                                     ============      =============      ===========     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    AXA Premier                                             EQ/AllianceBernstein
                                                      VIP Mid       AXA Premier    EQ/AllianceBernstein          Growth and
                                                     Cap Value    VIP Technology       Common Stock                Income
                                                   ------------- ---------------- ----------------------   ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 6,864,636    $         --        $ 15,778,424             $ 11,494,436
 Expenses:
  Asset-based charges ............................    5,784,829       3,852,955          18,810,607               11,475,879
                                                    -----------    ------------        ------------             ------------
Net Investment Income (Loss) .....................    1,079,807      (3,852,955)         (3,032,183)                  18,557
                                                    -----------    ------------        ------------             ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    7,687,849      18,894,807          10,309,154               34,038,245
  Realized gain distribution from The Trusts .....   38,439,311              --                  --               40,677,600
                                                    -----------    ------------        ------------             ------------
 Net realized gain (loss) ........................   46,127,160      18,894,807          10,309,154               74,715,845
                                                    -----------    ------------        ------------             ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    2,072,576        (647,907)        107,617,750               53,951,444
                                                    -----------    ------------        ------------             ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   48,199,736      18,246,900         117,926,904              128,667,289
                                                    -----------    ------------        ------------             ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $49,279,543    $ 14,393,945        $114,894,721             $128,685,846
                                                    ===========    ============        ============             ============


                                                     EQ/AllianceBernstein
                                                         Intermediate                               EQ/AllianceBernstein
                                                          Government       EQ/AllianceBernstein          Large Cap
                                                          Securities           International               Growth
                                                    --------------------- ----------------------   ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $ 11,847,556           $ 11,553,426            $          --
 Expenses:
  Asset-based charges ............................         4,322,579             10,886,196                5,857,056
                                                        ------------           ------------            -------------
Net Investment Income (Loss) .....................         7,524,977                667,230               (5,857,056)
                                                        ------------           ------------            -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (3,558,482)            40,329,142               (8,167,636)
  Realized gain distribution from The Trusts .....                --             62,240,858                       --
                                                        ------------           ------------            -------------
 Net realized gain (loss) ........................        (3,558,482)           102,570,000               (8,167,636)
                                                        ------------           ------------            -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................           884,376             45,112,493                3,033,875
                                                        ------------           ------------            -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (2,674,106)           147,682,493               (5,133,761)
                                                        ------------           ------------            -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $  4,850,871           $148,349,723            $ (10,990,817)
                                                        ============           ============            =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                           EQ/AllianceBernstein
                                                    EQ/AllianceBernstein        Small Cap        EQ/AllianceBernstein
                                                        Quality Bond              Growth                 Value
                                                   ---------------------- --------------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $ 14,317,809         $           --          $ 26,431,404
 Expenses:
  Asset-based charges ............................         5,064,152              6,882,050            23,163,009
                                                        ------------         --------------          ------------
Net Investment Income (Loss) .....................         9,253,657             (6,882,050)            3,268,395
                                                        ------------         --------------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (1,461,815)            25,528,769            53,364,624
  Realized gain distribution from The Trusts .....                --             39,342,310           100,819,666
                                                        ------------         --------------          ------------
 Net realized gain (loss) ........................        (1,461,815)            64,871,079           154,184,290
                                                        ------------         --------------          ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................           531,264            (26,666,433)          137,657,087
                                                        ------------         --------------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          (930,551)            38,204,646           291,841,377
                                                        ------------         --------------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $  8,323,106         $   31,322,596          $295,109,772
                                                        ============         ==============          ============



                                                                      EQ/AXA Rosenberg      EQ/Boston       EQ/Calvert
                                                        EQ/Ariel         Value Long/     Advisors Equity     Socially
                                                    Appreciation II     Short Equity          Income        Responsible
                                                   ----------------- ------------------ ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  267,962       $   4,110,317       $ 3,986,317      $       --
 Expenses:
  Asset-based charges ............................       291,781           2,153,708         2,428,989         742,550
                                                      ----------       -------------       -----------      ----------
Net Investment Income (Loss) .....................       (23,819)          1,956,609         1,557,328        (742,550)
                                                      ----------       -------------       -----------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       210,135           4,095,693         3,943,210       2,037,837
  Realized gain distribution from The Trusts .....         8,195                  --         7,976,807         574,016
                                                      ----------       -------------       -----------      ----------
 Net realized gain (loss) ........................       218,330           4,095,693        11,920,017       2,611,853
                                                      ----------       -------------       -----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     2,573,924          (6,824,124)        9,378,475          52,284
                                                      ----------       -------------       -----------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     2,792,254          (2,728,431)       21,298,492       2,664,137
                                                      ----------       -------------       -----------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $2,768,435       $    (771,822)      $22,855,820      $1,921,587
                                                      ==========       =============       ===========      ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                      EQ/Capital      EQ/Capital      EQ/Capital
                                                       Guardian        Guardian        Guardian
                                                        Growth      International      Research
                                                   --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    602,695    $ 11,748,459    $  4,049,220
 Expenses:
  Asset-based charges ............................     4,847,760      12,598,808      10,441,955
                                                    ------------    ------------    ------------
Net Investment Income (Loss) .....................    (4,245,065)       (850,349)     (6,392,735)
                                                    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,210,597)     42,783,915      38,105,565
  Realized gain distribution from The Trusts .....            --      51,223,627              --
                                                    ------------    ------------    ------------
 Net realized gain (loss) ........................    (1,210,597)     94,007,542      38,105,565
                                                    ------------    ------------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    24,889,815      45,518,408      40,185,473
                                                    ------------    ------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    23,679,218     139,525,950      78,291,038
                                                    ------------    ------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 19,434,153    $138,675,601    $ 71,898,303
                                                    ============    ============    ============


                                                      EQ/Capital     EQ/Caywood-Scholl     EQ/Davis
                                                       Guardian          High Yield        New York       EQ/Equity
                                                      U.S. Equity           Bond            Venture       500 Index
                                                   ---------------- ------------------- -------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   11,910,989      $5,580,796        $  109,356    $ 24,041,465
 Expenses:
  Asset-based charges ............................      13,627,682       1,018,592           123,701      22,439,929
                                                    --------------      ----------        ----------    ------------
Net Investment Income (Loss) .....................      (1,716,693)      4,562,204           (14,345)      1,601,536
                                                    --------------      ----------        ----------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      31,170,791         (69,222)           80,839      33,788,191
  Realized gain distribution from The Trusts .....      57,380,615              --                --      45,793,217
                                                    --------------      ----------        ----------    ------------
 Net realized gain (loss) ........................      88,551,406         (69,222)           80,839      79,581,408
                                                    --------------      ----------        ----------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (10,739,224)        634,642         1,880,257     116,669,406
                                                    --------------      ----------        ----------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      77,812,182         565,420         1,961,096     196,250,814
                                                    --------------      ----------        ----------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   76,095,489      $5,127,624        $1,946,751    $197,852,350
                                                    ==============      ==========        ==========    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                     EQ/Evergreen
                                                    International    EQ/Evergreen        EQ/FI
                                                         Bond            Omega          Mid Cap
                                                   --------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  213,000     $    3,045,452   $30,454,947
 Expenses:
  Asset-based charges ............................      654,372          2,040,774    13,376,497
                                                     ----------     --------------   -----------
Net Investment Income (Loss) .....................     (441,372)         1,004,678    17,078,450
                                                     ----------     --------------   -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      109,342          4,896,180    33,709,607
  Realized gain distribution from The Trusts .....           --         11,288,166    35,967,237
                                                     ----------     --------------   -----------
 Net realized gain (loss) ........................      109,342         16,184,346    69,676,844
                                                     ----------     --------------   -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    1,728,670        (11,036,158)    1,200,281
                                                     ----------     --------------   -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    1,838,012          5,148,188    70,877,125
                                                     ----------     --------------   -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $1,396,640     $    6,152,866   $87,955,575
                                                     ==========     ==============   ===========



                                                                                   EQ/Franklin     EQ/GAMCO
                                                         EQ/FI       EQ/Franklin    Small Cap    Mergers and
                                                     Mid Cap Value    Income (a)    Value (a)    Acquisitions
                                                   ---------------- ------------- ------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    2,797,083   $  715,331     $ 25,608     $3,465,579
 Expenses:
  Asset-based charges ............................      12,762,518      269,516       29,574        803,834
                                                    --------------   ----------     --------     ----------
Net Investment Income (Loss) .....................      (9,965,435)     445,815       (3,966)     2,661,745
                                                    --------------   ----------     --------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      32,980,766       27,122       42,739        857,482
  Realized gain distribution from The Trusts .....      80,417,222           --           --        220,632
                                                    --------------   ----------     --------     ----------
 Net realized gain (loss) ........................     113,397,988       27,122       42,739      1,078,114
                                                    --------------   ----------     --------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (10,969,222)   2,452,651      553,885      1,845,019
                                                    --------------   ----------     --------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     102,428,766    2,479,773      596,624      2,923,133
                                                    --------------   ----------     --------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   92,463,331   $2,925,588     $592,658     $5,584,878
                                                    ==============   ==========     ========     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                       EQ/GAMCO                           EQ/Janus
                                                    Small Company   EQ/International     Large Cap
                                                        Value            Growth            Growth
                                                   --------------- ------------------ ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 2,843,771       $  564,435      $          --
 Expenses:
  Asset-based charges ............................     2,535,374          680,197          3,244,501
                                                     -----------       ----------      -------------
Net Investment Income (Loss) .....................       308,397         (115,762)        (3,244,501)
                                                     -----------       ----------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,489,894        2,077,935          9,144,364
  Realized gain distribution from The Trusts .....    10,269,585               --                 --
                                                     -----------       ----------      -------------
 Net realized gain (loss) ........................    11,759,479        2,077,935          9,144,364
                                                     -----------       ----------      -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    16,610,542        7,914,167         (6,822,585)
                                                     -----------       ----------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    28,370,021        9,992,102          2,321,779
                                                     -----------       ----------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $28,678,418       $9,876,340      $    (922,722)
                                                     ===========       ==========      =============



                                                                     EQ/JPMorgan       EQ/Legg
                                                     EQ/JPMorgan        Value        Mason Value       EQ/Long
                                                      Core Bond     Opportunities       Equity        Term Bond
                                                   --------------- --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 53,085,608     $19,976,871    $     55,248    $   3,135,494
 Expenses:
  Asset-based charges ............................    17,538,269       6,603,455       1,693,033          897,921
                                                    ------------     -----------    ------------    -------------
Net Investment Income (Loss) .....................    35,547,339      13,373,416      (1,637,785)       2,237,573
                                                    ------------     -----------    ------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,729,632)     18,055,308         (41,403)        (588,633)
  Realized gain distribution from The Trusts .....            --      12,243,888              --               --
                                                    ------------     -----------    ------------    -------------
 Net realized gain (loss) ........................    (1,729,632)     30,299,196         (41,403)        (588,633)
                                                    ------------     -----------    ------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (2,523,222)     36,394,367      14,040,673         (837,876)
                                                    ------------     -----------    ------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (4,252,854)     66,693,563      13,999,270       (1,426,509)
                                                    ------------     -----------    ------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 31,294,485     $80,066,979    $ 12,361,485    $     811,064
                                                    ============     ===========    ============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    EQ/Lord Abbett  EQ/Lord Abbett   EQ/Lord Abbett
                                                      Growth and       Large Cap         Mid Cap
                                                        Income           Core             Value
                                                   --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 1,055,006      $  476,859      $ 2,030,858
 Expenses:
  Asset-based charges ............................     1,159,698         536,392        2,448,129
                                                     -----------      ----------      -----------
Net Investment Income (Loss) .....................      (104,692)        (59,533)        (417,271)
                                                     -----------      ----------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     2,804,899         645,104        2,404,303
  Realized gain distribution from The Trusts .....       515,329         187,140        1,188,057
                                                     -----------      ----------      -----------
 Net realized gain (loss) ........................     3,320,228         832,244        3,592,360
                                                     -----------      ----------      -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     9,526,751       3,540,588       16,589,759
                                                     -----------      ----------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    12,846,979       4,372,832       20,182,119
                                                     -----------      ----------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $12,742,287      $4,313,299      $19,764,848
                                                     ===========      ==========      ===========

                                                                       EQ/Mercury      EQ/Mercury        EQ/MFS
                                                      EQ/Marsico      Basic Value    International   Emerging Growth
                                                         Focus           Equity          Value          Companies
                                                   ---------------- --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  10,652,136    $ 22,162,451    $ 32,119,561     $         --
 Expenses:
  Asset-based charges ............................     20,880,581      10,864,382      12,943,970        3,878,114
                                                    -------------    ------------    ------------     ------------
Net Investment Income (Loss) .....................    (10,228,445)     11,298,069      19,175,591       (3,878,114)
                                                    -------------    ------------    ------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     44,177,868      25,802,966      47,919,054        3,594,117
  Realized gain distribution from The Trusts .....     27,883,399      31,902,257      35,976,263               --
                                                    -------------    ------------    ------------     ------------
 Net realized gain (loss) ........................     72,061,267      57,705,223      83,895,317        3,594,117
                                                    -------------    ------------    ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     52,234,685      66,932,813      86,672,220       15,908,179
                                                    -------------    ------------    ------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    124,295,952     124,638,036     170,567,537       19,502,296
                                                    -------------    ------------    ------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 114,067,507    $135,936,105    $189,743,128     $ 15,624,182
                                                    =============    ============    ============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    EQ/MFS Investors     EQ/Money       EQ/Montag &
                                                          Trust           Market      Caldwell Growth
                                                   ------------------ -------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  2,417,171     $25,036,995      $   56,558
 Expenses:
  Asset-based charges ............................       4,213,461       8,275,036         388,154
                                                      ------------     -----------      ----------
Net Investment Income (Loss) .....................      (1,796,290)     16,761,959        (331,596)
                                                      ------------     -----------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       6,569,821        (929,628)        547,727
  Realized gain distribution from The Trusts .....              --              --              --
                                                      ------------     -----------      ----------
 Net realized gain (loss) ........................       6,569,821        (929,628)        547,727
                                                      ------------     -----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      25,655,767       1,036,353       1,556,349
                                                      ------------     -----------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      32,225,588         106,725       2,104,076
                                                      ------------     -----------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 30,429,298     $16,868,684      $1,772,480
                                                      ============     ===========      ==========



                                                                                     EQ/Oppenheimer   EQ/Oppenheimer
                                                      EQ/Mutual    EQ/Oppenheimer     Main Street       Main Street
                                                     Shares (a)      Global (a)     Opportunity (a)    Small Cap (a)
                                                   -------------- ---------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  105,125      $    5,413        $  121,315       $   66,181
 Expenses:
  Asset-based charges ............................      173,720          33,104            14,838           17,304
                                                     ----------      ----------        ----------       ----------
Net Investment Income (Loss) .....................      (68,595)        (27,691)          106,477           48,877
                                                     ----------      ----------        ----------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       35,029          33,909            10,462           11,454
  Realized gain distribution from The Trusts .....           --              --                --               --
                                                     ----------      ----------        ----------       ----------
 Net realized gain (loss) ........................       35,029          33,909            10,462           11,454
                                                     ----------      ----------        ----------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    4,369,256       1,332,000           948,198        1,029,959
                                                     ----------      ----------        ----------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    4,404,285       1,365,909           958,660        1,041,413
                                                     ----------      ----------        ----------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $4,335,690      $1,338,218        $1,065,137       $1,090,290
                                                     ==========      ==========        ==========       ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                       EQ/PIMCO        EQ/Short        EQ/Small
                                                     Real Return    Duration Bond      Cap Value
                                                   --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  11,756,424    $1,991,498      $ 52,088,172
 Expenses:
  Asset-based charges ............................      3,517,562       716,488        13,666,537
                                                    -------------    ----------      ------------
Net Investment Income (Loss) .....................      8,238,862     1,275,010        38,421,635
                                                    -------------    ----------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (1,120,384)      795,589        34,127,561
  Realized gain distribution from The Trusts .....             --            --        63,494,515
                                                    -------------    ----------      ------------
 Net realized gain (loss) ........................     (1,120,384)      795,589        97,622,076
                                                    -------------    ----------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,769,342)     (674,697)       (9,872,148)
                                                    -------------    ----------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (10,889,726)      120,892        87,749,928
                                                    -------------    ----------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  (2,650,864)   $1,395,902      $126,171,563
                                                    =============    ==========      ============



                                                       EQ/Small         EQ/Small         EQ/TCW      EQ/Templeton
                                                    Company Growth   Company Index       Equity       Growth (a)
                                                   ---------------- --------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,767,037      $ 5,524,211    $         --     $   75,736
 Expenses:
  Asset-based charges ............................     1,888,448        5,985,184         765,677        139,735
                                                      ----------      -----------    ------------     ----------
Net Investment Income (Loss) .....................      (121,411)        (460,973)       (765,677)       (63,999)
                                                      ----------      -----------    ------------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     3,040,879       22,198,554         417,258         72,643
  Realized gain distribution from The Trusts .....             -       19,398,875              --             --
                                                      ----------      -----------    ------------     ----------
 Net realized gain (loss) ........................     3,040,879       41,597,429         417,258         72,643
                                                      ----------      -----------    ------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (504,014)      20,025,443      (2,505,475)     2,409,867
                                                      ----------      -----------    ------------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     2,536,865       61,622,872      (2,088,217)     2,482,510
                                                      ----------      -----------    ------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $2,415,454      $61,161,899    $ (2,853,894)    $2,418,511
                                                      ==========      ===========    ============     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                       EQ/UBS                        EQ/Van Kampen
                                                     Growth and    EQ/Van Kampen   Emerging Markets
                                                       Income         Comstock          Equity
                                                   -------------- --------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  488,627     $ 5,547,738      $  3,568,133
 Expenses:
  Asset-based charges ............................      796,608       2,617,141        11,694,605
                                                     ----------     -----------      ------------
Net Investment Income (Loss) .....................     (307,981)      2,930,597        (8,126,472)
                                                     ----------     -----------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    1,364,045       1,808,637        89,758,456
  Realized gain distribution from The Trusts .....           --       1,005,970        74,353,959
                                                     ----------     -----------      ------------
 Net realized gain (loss) ........................    1,364,045       2,814,607       164,112,415
                                                     ----------     -----------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    5,780,182      20,800,049        85,184,589
                                                     ----------     -----------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    7,144,227      23,614,656       249,297,004
                                                     ----------     -----------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $6,836,246     $26,545,253      $241,170,532
                                                     ==========     ===========      ============



                                                    EQ/Van Kampen   EQ/Wells Fargo
                                                       Mid Cap        Montgomery     U.S. Real Estate --   AXA Target 2015
                                                        Growth         Small Cap           Class II        Allocation (a)
                                                   --------------- ---------------- --------------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  402,794       $1,683,066        $  4,948,385           $24,860
 Expenses:
  Asset-based charges ............................    1,215,965          566,042           5,763,359                --
                                                     ----------       ----------        ------------           -------
Net Investment Income (Loss) .....................     (813,171)       1,117,024            (814,974)           24,860
                                                     ----------       ----------        ------------           -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    2,043,750          764,856          16,784,743                --
  Realized gain distribution from The Trusts .....      296,512           79,167          24,657,420                --
                                                     ----------       ----------        ------------           -------
 Net realized gain (loss) ........................    2,340,262          844,023          41,442,163                --
                                                     ----------       ----------        ------------           -------
 Change in unrealized appreciation
  (depreciation) of investments ..................    4,666,673        5,237,856          80,940,880            53,735
                                                     ----------       ----------        ------------           -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    7,006,935        6,081,879         122,383,043            53,735
                                                     ----------       ----------        ------------           -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $6,193,764       $7,198,903        $121,568,069           $78,595
                                                     ==========       ==========        ============           =======

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    AXA Target 2025  AXA Target 2035   AXA Target 2045   EQ/International
                                                    Allocation (a)    Allocation (a)    Allocation (a)        ETF (a)
                                                   ---------------- ----------------- ----------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $21,595          $17,915           $ 15,030          $ 45,975
 Expenses:
  Asset-based charges ............................           --               --                 --                --
                                                        -------          -------           --------          --------
Net Investment Income (Loss) .....................       21,595           17,915             15,030            45,975
                                                        -------          -------           --------          --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............           --               --                 --                --
  Realized gain distribution from The Trusts .....           --               --                 --                --
                                                        -------          -------           --------          --------
 Net realized gain (loss) ........................           --               --                 --                --
                                                        -------          -------           --------          --------
 Change in unrealized appreciation
  (depreciation) of investments ..................       65,297           76,584             86,177           297,484
                                                        -------          -------           --------          --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       65,297           76,584             86,177           297,484
                                                        -------          -------           --------          --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $86,892          $94,499           $101,207          $343,459
                                                        =======          =======           ========          ========

-------
(a) Commenced operations on September 18, 2006.
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                             AXA Aggressive                    AXA Conservative
                                                               Allocation                         Allocation
                                                   ----------------------------------- ---------------------------------
                                                          2006              2005             2006             2005
                                                   ------------------ ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   15,673,992    $  13,724,749    $   7,013,238    $   3,832,339
 Net realized gain (loss) on investments .........       33,838,499        2,779,869        4,141,211        2,015,250
 Change in unrealized appreciation
  (depreciation) of investments ..................      103,372,599       17,138,005        3,023,438       (3,482,583)
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      152,885,090       33,642,623       14,177,887        2,365,006
                                                     --------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      608,623,674      251,025,828       85,365,545       81,943,968
  Transfers between funds including
   guaranteed interest account, net ..............      174,693,853       73,773,473       34,906,229       26,325,884
  Transfers for contract benefits and
   terminations ..................................      (29,499,702)     (10,814,680)     (22,098,686)     (11,126,957)
  Contract maintenance charges ...................       (6,464,845)      (2,467,514)      (1,902,538)      (1,035,135)
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      747,352,980      311,517,107       96,270,550       96,107,760
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        1,191,669          (89,233)        (124,990)         (64,041)
                                                     --------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................      901,429,739      345,070,497      110,323,447       98,408,725
Net Assets -- Beginning of Period ................      572,428,632      227,358,135      194,369,289       95,960,564
                                                     --------------    -------------    -------------    -------------
Net Assets -- End of Period ......................   $1,473,858,371    $ 572,428,632    $ 304,692,736    $ 194,369,289
                                                     ==============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           74,287           32,393           31,705           20,699
 Units Redeemed ..................................          (17,379)          (5,687)         (22,724)         (11,660)
                                                     --------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................           56,908           26,706            8,981            9,039
                                                     ==============    =============    =============    =============

                                                         AXA Conservative-Plus                   AXA Moderate
                                                              Allocation                          Allocation
                                                   --------------------------------- -------------------------------------
                                                         2006             2005              2006               2005
                                                   ---------------- ---------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  12,884,777    $  10,261,464     $   55,115,638     $   33,645,668
 Net realized gain (loss) on investments .........     15,112,486        3,074,994         83,626,597         22,251,020
 Change in unrealized appreciation
  (depreciation) of investments ..................     17,217,599       (4,457,903)       173,314,324         38,109,879
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................     45,214,862        8,878,555        312,056,559         94,006,567
                                                    -------------    -------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    225,583,089      197,994,576      1,115,491,895      1,035,944,140
  Transfers between funds including
   guaranteed interest account, net ..............     61,848,515       64,814,517        119,137,309        179,148,832
  Transfers for contract benefits and
   terminations ..................................    (35,483,542)     (17,188,790)      (195,212,280)      (112,078,288)
  Contract maintenance charges ...................     (4,303,346)      (1,899,117)       (27,119,948)       (15,665,860)
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    247,644,716      243,721,186      1,012,296,976      1,087,348,824
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (64,888)         (93,467)           343,300             26,524
                                                    -------------    -------------     --------------     --------------
Increase (Decrease) in Net Assets ................    292,794,690      252,506,274      1,324,696,835      1,181,381,915
Net Assets -- Beginning of Period ................    451,381,978      198,875,704      2,886,626,469      1,705,244,554
                                                    -------------    -------------     --------------     --------------
Net Assets -- End of Period ......................  $ 744,176,668    $ 451,381,978     $4,211,323,304     $2,886,626,469
                                                    =============    =============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         39,936           31,072            127,090            119,680
 Units Redeemed ..................................        (18,106)          (8,778)           (48,144)           (25,679)
                                                    -------------    -------------     --------------     --------------
 Net Increase (Decrease) .........................         21,830           22,294             78,946             94,001
                                                    =============    =============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             AXA Moderate-Plus                    AXA Premier VIP
                                                                Allocation                       Aggressive Equity
                                                   ------------------------------------- ---------------------------------
                                                          2006               2005              2006             2005
                                                   ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   73,450,978     $   68,906,525    $  (1,916,467)    $ (1,635,364)
 Net realized gain (loss) on investments .........       90,450,608          5,542,881        2,455,423         (886,071)
 Change in unrealized appreciation
  (depreciation) of investments ..................      393,209,957         61,664,907        3,774,787        9,882,490
                                                     --------------     --------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................      557,111,543        136,114,313        4,313,743        7,361,055
                                                     --------------     --------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    2,273,099,179      1,376,346,370       23,894,914       12,688,727
  Transfers between funds including
   guaranteed interest account, net ..............      741,014,922        422,308,028       (3,912,149)      (3,428,726)
  Transfers for contract benefits and
   terminations ..................................     (172,801,979)       (60,173,947)     (11,334,834)      (8,731,003)
  Contract maintenance charges ...................      (30,895,947)       (10,806,386)        (803,940)        (652,762)
                                                     --------------     --------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    2,810,416,175      1,727,674,065        7,843,991         (123,764)
                                                     --------------     --------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          256,404             83,248         (190,880)          43,561
                                                     --------------     --------------    -------------     ------------
Increase (Decrease) in Net Assets ................    3,367,784,122      1,863,705,130       11,966,854        7,280,852
Net Assets -- Beginning of Period ................    2,819,240,792        955,535,662      127,365,599      120,084,747
                                                     --------------     --------------    -------------     ------------
Net Assets -- End of Period ......................   $6,187,024,914     $2,819,240,792    $ 139,332,453     $127,365,599
                                                     ==============     ==============    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          274,844            170,804            2,935            1,652
 Units Redeemed ..................................          (55,452)           (22,298)          (1,573)            (930)
                                                     --------------     --------------    -------------     ------------
 Net Increase (Decrease) .........................          219,392            148,506            1,362              722
                                                     ==============     ==============    =============     ============



                                                            AXA Premier VIP                  AXA Premier VIP
                                                               Core Bond                       Health Care
                                                   --------------------------------- --------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  17,065,188    $  12,778,447    $  (1,071,415)   $  2,564,236
 Net realized gain (loss) on investments .........     (3,228,993)        (504,254)      16,123,069      12,098,500
 Change in unrealized appreciation
  (depreciation) of investments ..................        531,953      (10,201,214)      (5,318,741)     (2,113,272)
                                                    -------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     14,368,148        2,072,979        9,732,913      12,549,464
                                                    -------------    -------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     59,159,269       76,464,229       54,077,910      45,695,129
  Transfers between funds including
   guaranteed interest account, net ..............     (4,815,279)     (14,906,411)      (3,586,124)      2,660,750
  Transfers for contract benefits and
   terminations ..................................    (43,702,823)     (36,709,260)     (13,415,982)     (9,484,194)
  Contract maintenance charges ...................     (5,024,568)      (4,760,796)      (2,170,542)     (1,661,233)
                                                    -------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      5,616,599       20,087,762       34,905,262      37,210,452
                                                    -------------    -------------    -------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (146,797)          33,463          (83,997)         31,410
                                                    -------------    -------------    -------------    ------------
Increase (Decrease) in Net Assets ................     19,837,950       22,194,204       44,554,178      49,791,326
Net Assets -- Beginning of Period ................    631,385,863      609,191,659      246,313,977     196,522,651
                                                    -------------    -------------    -------------    ------------
Net Assets -- End of Period ......................  $ 651,223,813    $ 631,385,863    $ 290,868,155    $246,313,977
                                                    =============    =============    =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         18,126           18,049            9,476           7,939
 Units Redeemed ..................................        (17,391)         (15,775)          (6,728)         (4,827)
                                                    -------------    -------------    -------------    ------------
 Net Increase (Decrease) .........................            735            2,274            2,748           3,112
                                                    =============    =============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            AXA Premier VIP                   AXA Premier VIP
                                                              High Yield                   International Equity
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  49,438,110    $  54,135,281    $   3,449,671    $   7,355,722
 Net realized gain (loss) on investments .........     (2,437,337)       1,318,187       38,023,707       24,902,878
 Change in unrealized appreciation
  (depreciation) of investments ..................     25,299,389      (41,779,232)      51,542,872        6,546,929
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     72,300,162       13,674,236       93,016,250       38,805,529
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     85,533,499      116,013,764      112,104,399       59,482,304
  Transfers between funds including
   guaranteed interest account, net ..............    (26,814,029)     (46,726,687)      59,555,542        1,927,951
  Transfers for contract benefits and
   terminations ..................................    (66,378,158)     (60,672,317)     (21,601,547)     (11,845,909)
  Contract maintenance charges ...................     (6,323,126)      (5,711,889)      (3,377,140)      (2,074,231)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (13,981,814)       2,902,871      146,681,254       47,490,115
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        117,065           37,468           (8,075)          33,467
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     58,435,413       16,614,575      239,689,429       86,329,111
Net Assets -- Beginning of Period ................    877,389,710      860,775,135      328,909,824      242,580,713
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 935,825,123    $ 877,389,710    $ 568,599,253    $ 328,909,824
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,929           18,150           21,714           14,105
 Units Redeemed ..................................        (14,107)         (12,208)         (12,702)         (10,599)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          2,822            5,942            9,012            3,506
                                                    =============    =============    =============    =============



                                                            AXA Premier VIP
                                                               Large Cap                      AXA Premier VIP
                                                              Core Equity                    Large Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $ (1,358,297)    $   (908,805)   $  (4,293,703)   $  (4,008,139)
 Net realized gain (loss) on investments .........     10,381,372        8,517,518       25,155,188       13,100,910
 Change in unrealized appreciation
  (depreciation) of investments ..................      9,375,370          (19,935)     (24,507,555)       7,837,804
                                                     ------------     ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     18,398,445        7,588,778       (3,646,070)      16,930,575
                                                     ------------     ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     14,667,477       18,473,491       37,458,025       44,030,257
  Transfers between funds including
   guaranteed interest account, net ..............       (446,184)      (1,945,677)      (2,670,630)     (25,247,096)
  Transfers for contract benefits and
   terminations ..................................     (9,337,989)      (7,252,991)     (17,466,505)     (13,063,991)
  Contract maintenance charges ...................     (1,310,913)      (1,099,265)      (2,382,810)      (2,157,868)
                                                     ------------     ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      3,572,391        8,175,558       14,938,080        3,561,302
                                                     ------------     ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (169,619)          55,407          (82,430)          43,639
                                                     ------------     ------------    -------------    -------------
Increase (Decrease) in Net Assets ................     21,801,217       15,819,743       11,209,580       20,535,516
Net Assets -- Beginning of Period ................    151,589,100      135,769,357      295,810,234      275,274,718
                                                     ------------     ------------    -------------    -------------
Net Assets -- End of Period ......................   $173,390,317     $151,589,100    $ 307,019,814    $ 295,810,234
                                                     ============     ============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          3,487            3,403            8,596            8,910
 Units Redeemed ..................................         (3,265)          (2,755)          (7,463)          (9,047)
                                                     ------------     ------------    -------------    -------------
 Net Increase (Decrease) .........................            222              648            1,133             (137)
                                                     ============     ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            AXA Premier VIP                   AXA Premier VIP
                                                            Large Cap Value                   Mid Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   6,894,178    $   6,194,357    $  (3,757,989)   $     570,797
 Net realized gain (loss) on investments .........     30,224,587       22,998,168       54,438,545       60,870,745
 Change in unrealized appreciation
  (depreciation) of investments ..................     46,119,311       (7,177,612)     (20,798,505)     (37,444,435)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     83,238,076       22,014,913       29,882,051       23,997,107
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     78,265,010       78,127,987       46,830,926       47,492,328
  Transfers between funds including
   guaranteed interest account, net ..............     10,482,129       21,156,030      (13,081,660)     (24,427,342)
  Transfers for contract benefits and
   terminations ..................................    (30,196,139)     (20,367,781)     (23,768,158)     (16,828,135)
  Contract maintenance charges ...................     (3,942,266)      (2,946,772)      (3,269,071)      (2,760,134)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     54,608,734       75,969,464        6,712,037        3,476,717
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (45,731)          45,385           31,908           27,149
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    137,801,079       98,029,762       36,625,996       27,500,973
Net Assets -- Beginning of Period ................    440,282,384      342,252,622      374,112,707      346,611,734
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 578,083,463    $ 440,282,384    $ 410,738,703    $ 374,112,707
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         15,572           14,911            9,647            8,732
 Units Redeemed ..................................        (11,780)          (8,920)          (9,687)          (9,136)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          3,792            5,991              (40)            (404)
                                                    =============    =============    =============    =============



                                                            AXA Premier VIP                   AXA Premier VIP
                                                             Mid Cap Value                      Technology
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   1,079,807    $  20,004,492    $  (3,852,955)   $  (3,186,172)
 Net realized gain (loss) on investments .........     46,127,160       74,955,767       18,894,807        5,421,524
 Change in unrealized appreciation
  (depreciation) of investments ..................      2,072,576      (74,529,545)        (647,907)      18,489,524
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     49,279,543       20,430,714       14,393,945       20,724,876
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     46,692,805       51,930,384       40,562,693       31,426,116
  Transfers between funds including
   guaranteed interest account, net ..............     (1,740,517)     (34,910,692)     (19,886,979)     (13,437,851)
  Transfers for contract benefits and
   terminations ..................................    (23,164,723)     (17,121,545)     (15,812,757)     (12,011,210)
  Contract maintenance charges ...................     (3,293,724)      (2,814,469)      (1,831,655)      (1,477,727)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     18,493,841       (2,916,322)       3,031,302        4,499,328
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         45,773           14,305         (124,430)          33,535
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     67,819,157       17,528,697       17,300,817       25,257,739
Net Assets -- Beginning of Period ................    370,721,023      353,192,326      254,018,680      228,760,941
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 438,540,180    $ 370,721,023    $ 271,319,497    $ 254,018,680
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          9,305            8,414           11,214            8,421
 Units Redeemed ..................................         (8,120)          (8,891)         (11,358)          (8,616)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          1,185             (477)            (144)            (195)
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/AllianceBernstein                EQ/AllianceBernstein
                                                               Common Stock                      Growth and Income
                                                   ------------------------------------- ---------------------------------
                                                          2006               2005              2006             2005
                                                   ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (3,032,183)    $   (6,974,629)   $      18,557    $  (2,444,406)
 Net realized gain (loss) on investments .........       10,309,154         (5,767,868)      74,715,845       45,324,732
 Change in unrealized appreciation
  (depreciation) of investments ..................      107,617,750         48,413,896       53,951,444      (14,132,714)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      114,894,721         35,671,399      128,685,846       28,747,612
                                                     --------------     --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      162,710,194        191,221,311       84,336,595      124,781,945
  Transfers between funds including
   guaranteed interest account, net ..............      (84,774,892)       (54,925,548)     (21,071,375)      (4,923,235)
  Transfers for contract benefits and
   terminations ..................................     (106,968,678)       (84,787,214)     (49,809,542)     (35,256,118)
  Contract maintenance charges ...................       (8,594,664)        (7,058,872)      (6,449,689)      (5,293,945)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (37,628,040)        44,449,677        7,005,989       79,308,647
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          167,650             41,255         (103,148)          38,610
                                                     --------------     --------------    -------------    -------------
Increase (Decrease) in Net Assets ................       77,434,331         80,162,331      135,588,687      108,094,869
Net Assets -- Beginning of Period ................    1,278,041,522      1,197,879,191      759,612,634      651,517,765
                                                     --------------     --------------    -------------    -------------
Net Assets -- End of Period ......................   $1,355,475,853     $1,278,041,522    $ 895,201,321    $ 759,612,634
                                                     ==============     ==============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           16,609             19,404           10,985           14,973
 Units Redeemed ..................................           (9,152)            (5,466)          (7,917)          (6,749)
                                                     --------------     --------------    -------------    -------------
 Net Increase (Decrease) .........................            7,457             13,938            3,068            8,224
                                                     ==============     ==============    =============    =============



                                                         EQ/AllianceBernstein
                                                             Intermediate                  EQ/AllianceBernstein
                                                         Government Securities                 International
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   7,524,977    $   6,610,903    $     667,230    $   1,251,361
 Net realized gain (loss) on investments .........     (3,558,482)      (2,313,146)     102,570,000       16,950,829
 Change in unrealized appreciation
  (depreciation) of investments ..................        884,376       (4,911,759)      45,112,493       47,673,227
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      4,850,871         (614,002)     148,349,723       65,875,417
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     15,151,146       26,437,312      189,877,876      126,871,054
  Transfers between funds including
   guaranteed interest account, net ..............    (16,607,146)     (18,865,061)      39,762,739       47,182,955
  Transfers for contract benefits and
   terminations ..................................    (26,774,078)     (23,866,305)     (39,559,483)     (22,289,981)
  Contract maintenance charges ...................     (1,983,637)      (2,063,483)      (5,256,013)      (2,927,145)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (30,213,715)     (18,357,537)     184,825,119      148,836,883
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (120,247)          35,304          102,128           30,144
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (25,483,091)     (18,936,237)     333,276,970      214,742,444
Net Assets -- Beginning of Period ................    321,422,318      340,358,555      586,236,449      371,494,005
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 295,939,227    $ 321,422,318    $ 919,513,419    $ 586,236,449
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          4,917            6,128           27,907           23,270
 Units Redeemed ..................................         (6,164)          (6,258)         (16,462)         (12,200)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,247)            (130)          11,445           11,070
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/AllianceBernstein              EQ/AllianceBernstein
                                                           Large Cap Growth                    Quality Bond
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (5,857,056)   $  (5,073,503)   $   9,253,657    $   8,292,017
 Net realized gain (loss) on investments .........     (8,167,636)     (14,432,807)      (1,461,815)          17,226
 Change in unrealized appreciation
  (depreciation) of investments ..................      3,033,875       64,096,603          531,264       (6,500,079)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    (10,990,817)      44,590,293        8,323,106        1,809,164
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     47,651,792       28,034,801       43,249,851       51,371,797
  Transfers between funds including
   guaranteed interest account, net ..............    (25,494,301)      14,965,706       (2,700,012)       9,488,300
  Transfers for contract benefits and
   terminations ..................................    (34,134,876)     (25,289,298)     (24,392,098)     (20,686,192)
  Contract maintenance charges ...................     (2,091,502)      (1,690,717)      (2,729,147)      (2,479,695)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (14,068,887)      16,020,492       13,428,594       37,694,210
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......     (1,652,559)         (36,900)          (8,412)          43,555
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (26,712,263)      60,573,885       21,743,288       39,546,929
Net Assets -- Beginning of Period ................    411,139,414      350,565,529      349,719,501      310,172,572
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 384,427,151    $ 411,139,414    $ 371,462,789    $ 349,719,501
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         13,093           11,412            9,965            9,836
 Units Redeemed ..................................        (17,643)         (11,873)          (8,006)          (5,660)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (4,550)            (461)           1,959            4,176
                                                    =============    =============    =============    =============



                                                         EQ/AllianceBernstein                EQ/AllianceBernstein
                                                           Small Cap Growth                          Value
                                                   --------------------------------- -------------------------------------
                                                         2006             2005              2006               2005
                                                   ---------------- ---------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,882,050)   $  (5,710,322)    $    3,268,395     $   (3,392,973)
 Net realized gain (loss) on investments .........     64,871,079       11,267,745        154,184,290         60,947,621
 Change in unrealized appreciation
  (depreciation) of investments ..................    (26,666,433)      33,805,069        137,657,087         (2,991,585)
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................     31,322,596       39,362,492        295,109,772         54,563,063
                                                    -------------    -------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     69,761,811       47,453,222        211,189,979        201,158,084
  Transfers between funds including
   guaranteed interest account, net ..............    (26,744,968)     (15,514,390)        22,254,368        (10,334,451)
  Transfers for contract benefits and
   terminations ..................................    (35,359,613)     (26,168,596)      (106,109,464)       (75,091,882)
  Contract maintenance charges ...................     (3,000,798)      (2,445,298)       (11,488,469)        (9,164,485)
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      4,656,432        3,324,938        115,846,414        106,567,266
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (73,203)          46,064           (112,118)            24,656
                                                    -------------    -------------     --------------     --------------
Increase (Decrease) in Net Assets ................     35,905,825       42,733,494        410,844,068        161,154,985
Net Assets -- Beginning of Period ................    443,963,771      401,230,277      1,439,892,423      1,278,737,438
                                                    -------------    -------------     --------------     --------------
Net Assets -- End of Period ......................  $ 479,869,596    $ 443,963,771     $1,850,736,491     $1,439,892,423
                                                    =============    =============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         10,124            7,337             31,767             26,576
 Units Redeemed ..................................         (9,222)          (6,402)           (22,452)           (16,769)
                                                    -------------    -------------     --------------     --------------
 Net Increase (Decrease) .........................            902              935              9,315              9,807
                                                    =============    =============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                          EQ/AXA Rosenberg
                                                              EQ/Ariel                       Value Long/
                                                        Appreciation II (b)                 Short Equity
                                                   ------------------------------ ---------------------------------
                                                         2006           2005            2006             2005
                                                   --------------- -------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (23,819)    $    9,927    $   1,956,609     $ (1,252,806)
 Net realized gain (loss) on investments .........       218,330          1,413        4,095,693        1,673,750
 Change in unrealized appreciation
  (depreciation) of investments ..................     2,573,924         44,688       (6,824,124)       2,486,860
                                                     -----------     ----------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     2,768,435         56,028         (771,822)       2,907,804
                                                     -----------     ----------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    17,551,954      3,042,502       38,597,641       34,363,843
  Transfers between funds including
   guaranteed interest account, net ..............     6,514,419      2,241,358      (10,234,738)      50,605,016
  Transfers for contract benefits and
   terminations ..................................      (646,061)        (3,659)      (7,408,604)      (3,589,310)
  Contract maintenance charges ...................       (85,218)          (710)      (1,284,907)        (677,694)
                                                     -----------     ----------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    23,335,094      5,279,490       19,669,392       80,701,855
                                                     -----------     ----------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (6,091)     3,006,291          (84,413)          37,469
                                                     -----------     ----------    -------------     ------------
Increase (Decrease) in Net Assets ................    26,097,438      8,341,809       18,813,157       83,647,128
Net Assets -- Beginning of Period ................     8,341,809             --      123,491,637       39,844,509
                                                     -----------     ----------    -------------     ------------
Net Assets -- End of Period ......................   $34,439,247     $8,341,809    $ 142,304,794     $123,491,637
                                                     ===========     ==========    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         3,102            525           11,864           11,893
 Units Redeemed ..................................          (877)           (15)         (10,165)          (4,444)
                                                     -----------     ----------    -------------     ------------
 Net Increase (Decrease) .........................         2,225            510            1,699            7,449
                                                     ===========     ==========    =============     ============



                                                          EQ/Boston Advisors                   EQ/Calvert
                                                             Equity Income                Socially Responsible
                                                   --------------------------------- ------------------------------
                                                         2006             2005             2006           2005
                                                   ---------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  1,557,328     $    580,071    $   (742,550)   $   (541,250)
 Net realized gain (loss) on investments .........     11,920,017          752,686       2,611,853       2,830,547
 Change in unrealized appreciation
  (depreciation) of investments ..................      9,378,475        3,322,031          52,284         957,226
                                                     ------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     22,855,820        4,654,788       1,921,587       3,246,523
                                                     ------------     ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     48,744,937       62,482,650      11,719,687      10,156,259
  Transfers between funds including
   guaranteed interest account, net ..............      1,924,041       55,305,446      (4,465,545)      4,457,886
  Transfers for contract benefits and
   terminations ..................................     (9,136,922)      (3,907,232)     (2,120,266)     (1,810,108)
  Contract maintenance charges ...................     (1,204,879)        (370,136)       (376,400)       (266,073)
                                                     ------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     40,327,177      113,510,728       4,757,476      12,537,964
                                                     ------------     ------------    ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (51,889)          42,040        (269,274)         83,338
                                                     ------------     ------------    ------------    ------------
Increase (Decrease) in Net Assets ................     63,131,108      118,207,556       6,409,789      15,867,824
Net Assets -- Beginning of Period ................    135,216,622       17,009,066      47,783,445      31,915,621
                                                     ------------     ------------    ------------    ------------
Net Assets -- End of Period ......................   $198,347,730     $135,216,622    $ 54,193,234    $ 47,783,445
                                                     ============     ============    ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         17,985           26,123           1,804           2,272
 Units Redeemed ..................................        (10,856)          (6,176)         (1,518)         (1,045)
                                                     ------------     ------------    ------------    ------------
 Net Increase (Decrease) .........................          7,129           19,947             286           1,227
                                                     ============     ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Capital                        EQ/Capital
                                                            Guardian Growth               Guardian International
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (4,245,065)   $  (3,018,501)   $    (850,349)   $     676,446
 Net realized gain (loss) on investments .........     (1,210,597)      (6,153,529)      94,007,542       17,940,675
 Change in unrealized appreciation
  (depreciation) of investments ..................     24,889,815       19,679,168       45,518,408       76,229,988
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     19,434,153       10,507,138      138,675,601       94,847,109
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     87,992,414       52,920,271      161,646,233      119,900,457
  Transfers between funds including
   guaranteed interest account, net ..............     19,690,224       (1,579,641)        (605,943)       1,980,354
  Transfers for contract benefits and
   terminations ..................................    (28,801,435)     (21,254,496)     (48,042,906)     (28,307,442)
  Contract maintenance charges ...................     (1,765,151)      (1,136,443)      (6,095,816)      (4,045,917)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     77,116,052       28,949,691      106,901,568       89,527,452
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (308,849)         (81,804)         (23,323)        (342,221)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     96,241,356       39,375,025      245,553,846      184,032,340
Net Assets -- Beginning of Period ................    284,496,168      245,121,143      728,417,002      544,384,662
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 380,737,524    $ 284,496,168    $ 973,970,848    $ 728,417,002
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         12,560            7,983           24,184           21,227
 Units Redeemed ..................................         (5,733)          (5,043)         (17,508)         (14,592)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          6,827            2,940            6,676            6,635
                                                    =============    =============    =============    =============



                                                              EQ/Capital                        EQ/Capital
                                                           Guardian Research               Guardian U.S. Equity
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,392,735)   $  (6,031,909)   $  (1,716,693)   $  (7,573,455)
 Net realized gain (loss) on investments .........     38,105,565       24,784,915       88,551,406       66,375,591
 Change in unrealized appreciation
  (depreciation) of investments ..................     40,185,473       11,921,863      (10,739,224)     (19,921,225)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     71,898,303       30,674,869       76,095,489       38,880,911
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     58,825,844       66,436,602       97,417,711      114,274,509
  Transfers between funds including
   guaranteed interest account, net ..............    (28,032,531)     (36,443,236)     (25,630,398)     (23,661,771)
  Transfers for contract benefits and
   terminations ..................................    (63,530,054)     (46,406,021)     (62,039,337)     (44,088,451)
  Contract maintenance charges ...................     (4,542,306)      (3,952,448)      (6,979,763)      (5,962,176)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (37,279,047)     (20,365,103)       2,768,213       40,562,111
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (205,845)          45,464         (281,251)          36,912
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     34,413,411       10,355,230       78,582,451       79,479,934
Net Assets -- Beginning of Period ................    705,144,542      694,789,312      905,683,875      826,203,941
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 739,557,953    $ 705,144,542    $ 984,266,326    $ 905,683,875
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          8,745           10,220           15,102           17,395
 Units Redeemed ..................................        (11,891)         (12,207)         (15,155)         (14,139)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (3,146)          (1,987)             (53)           3,256
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Caywood-Scholl                EQ/Davis
                                                         High Yield Bond (a)         New York Venture (c)
                                                   -------------------------------- ----------------------
                                                         2006             2005               2006
                                                   ---------------- --------------- ----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  4,562,204    $  1,536,428        $   (14,345)
 Net realized gain (loss) on investments .........        (69,222)         22,687             80,839
 Change in unrealized appreciation
  (depreciation) of investments ..................        634,642      (1,317,445)         1,880,257
                                                     ------------    ------------        -----------
 Net increase (decrease) in net assets from
  operations .....................................      5,127,624         241,670          1,946,751
                                                     ------------    ------------        -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     45,138,444      21,031,213         26,696,036
  Transfers between funds including
   guaranteed interest account, net ..............     23,068,894      12,280,683         33,032,571
  Transfers for contract benefits and
   terminations ..................................     (2,756,331)       (350,545)          (347,727)
  Contract maintenance charges ...................       (384,546)        (23,820)           (26,873)
                                                     ------------    ------------        -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     65,066,461      32,937,531         59,354,007
                                                     ------------    ------------        -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (55,059)         56,650          3,000,982
                                                     ------------    ------------        -----------
Increase (Decrease) in Net Assets ................     70,139,026      33,235,851         64,301,740
Net Assets -- Beginning of Period ................     33,235,851              --                 --
                                                     ------------    ------------        -----------
Net Assets -- End of Period ......................   $103,374,877    $ 33,235,851        $64,301,740
                                                     ============    ============        ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          9,217           3,719              6,192
 Units Redeemed ..................................         (2,385)           (526)              (561)
                                                     ------------    ------------        -----------
 Net Increase (Decrease) .........................          6,832           3,193              5,631
                                                     ============    ============        ===========



                                                                 EQ/Equity                        EQ/Evergreen
                                                                 500 Index                   International Bond (b)
                                                   ------------------------------------- ------------------------------
                                                          2006               2005              2006           2005
                                                   ------------------ ------------------ --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    1,601,536     $   (1,266,777)   $   (441,372)   $    (7,035)
 Net realized gain (loss) on investments .........       79,581,408         49,663,059         109,342          1,805
 Change in unrealized appreciation
  (depreciation) of investments ..................      116,669,406         (4,285,559)      1,728,670       (110,331)
                                                     --------------     --------------    ------------    -----------
 Net increase (decrease) in net assets from
  operations .....................................      197,852,350         44,110,723       1,396,640       (115,561)
                                                     --------------     --------------    ------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      133,555,865        179,951,947      37,714,007      4,153,462
  Transfers between funds including
   guaranteed interest account, net ..............      (98,517,620)       (56,745,087)     37,608,945      2,302,187
  Transfers for contract benefits and
   terminations ..................................     (118,995,414)       (92,161,190)     (1,956,225)       (33,837)
  Contract maintenance charges ...................      (10,541,003)        (9,301,790)       (198,829)          (684)
                                                     --------------     --------------    ------------    -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (94,498,172)        21,743,880      73,167,898      6,421,128
                                                     --------------     --------------    ------------    -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          688,439             26,462          (4,221)     5,006,114
                                                     --------------     --------------    ------------    -----------
Increase (Decrease) in Net Assets ................      104,042,617         65,881,065      74,560,317     11,311,681
Net Assets -- Beginning of Period ................    1,537,174,835      1,471,293,770      11,311,681             --
                                                     --------------     --------------    ------------    -----------
Net Assets -- End of Period ......................   $1,641,217,452     $1,537,174,835    $ 85,871,998    $11,311,681
                                                     ==============     ==============    ============    ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           18,173             24,730           9,839            780
 Units Redeemed ..................................          (17,923)           (16,507)         (2,361)          (121)
                                                     --------------     --------------    ------------    -----------
 Net Increase (Decrease) .........................              250              8,223           7,478            659
                                                     ==============     ==============    ============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Evergreen
                                                                 Omega                         EQ/FI Mid Cap
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   1,004,678    $  (1,963,658)   $  17,078,450    $  49,333,029
 Net realized gain (loss) on investments .........     16,184,346        9,030,732       69,676,844       78,007,017
 Change in unrealized appreciation
  (depreciation) of investments ..................    (11,036,158)      (3,453,673)       1,200,281      (85,356,433)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      6,152,866        3,613,401       87,955,575       41,983,613
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     12,723,275       23,670,333      145,168,636      134,858,947
  Transfers between funds including
   guaranteed interest account, net ..............    (15,078,174)     (14,468,855)     (52,999,671)      (7,222,052)
  Transfers for contract benefits and
   terminations ..................................     (8,669,166)      (6,557,979)     (51,334,130)     (37,406,647)
  Contract maintenance charges ...................     (1,180,193)      (1,108,590)      (6,922,222)      (5,621,680)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (12,204,258)       1,534,909       33,912,613       84,608,568
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (138,108)        (855,864)         (47,216)         (45,092)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     (6,189,500)       4,292,446      121,820,972      126,547,089
Net Assets -- Beginning of Period ................    147,906,914      143,614,468      867,883,453      741,336,364
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 141,717,414    $ 147,906,914    $ 989,704,425    $ 867,883,453
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          2,916            3,766           20,292           21,608
 Units Redeemed ..................................         (4,438)          (4,119)         (18,775)         (15,502)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,522)            (353)           1,517            6,106
                                                    =============    =============    =============    =============

                                                                                                        EQ/Franklin
                                                               EQ/FI Mid                EQ/Franklin      Small Cap
                                                               Cap Value                Income (c)       Value (c)
                                                   --------------------------------- ---------------- --------------
                                                         2006             2005             2006            2006
                                                   ---------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (9,965,435)   $  25,414,621     $    445,815    $    (3,966)
 Net realized gain (loss) on investments .........    113,397,988       70,297,063           27,122         42,739
 Change in unrealized appreciation
  (depreciation) of investments ..................    (10,969,222)     (25,159,259)       2,452,651        553,885
                                                    -------------    -------------     ------------    -----------
 Net increase (decrease) in net assets from
  operations .....................................     92,463,331       70,552,425        2,925,588        592,658
                                                    -------------    -------------     ------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    116,403,003      126,285,709       39,824,199      7,466,680
  Transfers between funds including
   guaranteed interest account, net ..............    (33,635,684)      29,738,482       91,180,187      8,271,638
  Transfers for contract benefits and
   terminations ..................................    (52,127,453)     (37,827,726)        (736,447)       (40,544)
  Contract maintenance charges ...................     (6,649,502)      (5,094,975)         (72,481)        (7,407)
                                                    -------------    -------------     ------------    -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     23,990,364      113,101,490      130,195,458     15,690,367
                                                    -------------    -------------     ------------    -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (270,837)          33,725        3,002,810      2,999,909
                                                    -------------    -------------     ------------    -----------
Increase (Decrease) in Net Assets ................    116,182,858      183,687,640      136,123,856     19,282,934
Net Assets -- Beginning of Period ................    832,688,375      649,000,735               --             --
                                                    -------------    -------------     ------------    -----------
Net Assets -- End of Period ......................  $ 948,871,233    $ 832,688,375     $136,123,856    $19,282,934
                                                    =============    =============     ============    ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,513           19,958           13,284          1,617
 Units Redeemed ..................................        (14,436)         (11,240)            (527)          (136)
                                                    -------------    -------------     ------------    -----------
 Net Increase (Decrease) .........................          2,077            8,718           12,757          1,481
                                                    =============    =============     ============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/GAMCO Mergers                     EQ/GAMCO
                                                        and Acquisitions (a)              Small Company Value
                                                   ------------------------------- ---------------------------------
                                                         2006            2005            2006             2005
                                                   --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  2,661,745     $   339,474     $    308,397     $   (373,752)
 Net realized gain (loss) on investments .........     1,078,114          85,032       11,759,479        8,592,448
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,845,019        (204,505)      16,610,542       (4,895,218)
                                                    ------------     -----------     ------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     5,584,878         220,001       28,678,418        3,323,478
                                                    ------------     -----------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    32,023,361      12,886,403       75,028,840       67,825,071
  Transfers between funds including
   guaranteed interest account, net ..............    26,861,707      11,399,463       19,086,622       43,986,193
  Transfers for contract benefits and
   terminations ..................................    (1,789,788)       (251,280)      (7,147,502)      (3,255,039)
  Contract maintenance charges ...................      (366,815)        (30,955)      (1,207,974)        (346,414)
                                                    ------------     -----------     ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    56,728,465      24,003,631       85,759,986      108,209,811
                                                    ------------     -----------     ------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (47,360)         48,294          (66,485)          56,782
                                                    ------------     -----------     ------------     ------------
Increase (Decrease) in Net Assets ................    62,265,983      24,271,926      114,371,919      111,590,071
Net Assets -- Beginning of Period ................    24,271,926              --      129,484,932       17,894,861
                                                    ------------     -----------     ------------     ------------
Net Assets -- End of Period ......................  $ 86,537,909     $24,271,926     $243,856,851     $129,484,932
                                                    ============     ===========     ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         7,367           2,575            6,426            6,969
 Units Redeemed ..................................        (2,212)           (268)          (3,068)          (2,155)
                                                    ------------     -----------     ------------     ------------
 Net Increase (Decrease) .........................         5,155           2,307            3,358            4,814
                                                    ============     ===========     ============     ============

                                                          EQ/International                  EQ/Janus Large
                                                             Growth (a)                       Cap Growth
                                                   ------------------------------- ---------------------------------
                                                         2006            2005            2006             2005
                                                   --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   (115,762)    $    47,522    $  (3,244,501)   $  (3,039,101)
 Net realized gain (loss) on investments .........     2,077,935         115,195        9,144,364        2,702,596
 Change in unrealized appreciation
  (depreciation) of investments ..................     7,914,167         809,860       (6,822,585)      12,878,013
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     9,876,340         972,577         (922,722)      12,541,508
                                                    ------------     -----------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    35,681,429      10,813,199       22,558,822       29,692,082
  Transfers between funds including
   guaranteed interest account, net ..............    23,884,666       4,307,418      (13,834,135)       5,413,585
  Transfers for contract benefits and
   terminations ..................................    (1,367,661)        (71,543)     (16,413,188)     (12,730,324)
  Contract maintenance charges ...................      (255,472)         (4,734)      (1,523,786)      (1,347,087)
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    57,942,962      15,044,340       (9,212,287)      21,028,256
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (36,647)         36,666         (445,892)          11,086
                                                    ------------     -----------    -------------    -------------
Increase (Decrease) in Net Assets ................    67,782,655      16,053,583      (10,580,901)      33,580,850
Net Assets -- Beginning of Period ................    16,053,583              --      228,464,494      194,883,644
                                                    ------------     -----------    -------------    -------------
Net Assets -- End of Period ......................  $ 83,836,238     $16,053,583    $ 217,883,593    $ 228,464,494
                                                    ============     ===========    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         7,894           1,944            6,086            7,554
 Units Redeemed ..................................        (3,192)           (550)          (8,550)          (6,428)
                                                    ------------     -----------    -------------    -------------
 Net Increase (Decrease) .........................         4,702           1,394           (2,464)           1,126
                                                    ============     ===========    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/JPMorgan                         EQ/JPMorgan
                                                                 Core Bond                      Value Opportunities
                                                   ------------------------------------- ---------------------------------
                                                          2006               2005              2006             2005
                                                   ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   35,547,339     $   24,067,391    $  13,373,416    $     409,324
 Net realized gain (loss) on investments .........       (1,729,632)         2,334,160       30,299,196        6,392,598
 Change in unrealized appreciation
  (depreciation) of investments ..................       (2,523,222)       (17,960,654)      36,394,367        4,422,921
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................       31,294,485          8,440,897       80,066,979       11,224,843
                                                     --------------     --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      141,866,848        171,533,722       20,256,775       20,377,175
  Transfers between funds including
   guaranteed interest account, net ..............        2,628,188         35,271,455      (16,528,736)     (14,340,611)
  Transfers for contract benefits and
   terminations ..................................      (97,452,452)       (82,455,484)     (56,698,370)     (46,035,901)
  Contract maintenance charges ...................       (7,746,262)        (6,554,118)      (2,267,718)      (2,257,434)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       39,296,322        117,795,575      (55,238,049)     (42,256,771)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (263,794)            28,602         (229,450)          41,441
                                                     --------------     --------------    -------------    -------------
Increase (Decrease) in Net Assets ................       70,327,013        126,265,074       24,599,480      (30,990,487)
Net Assets -- Beginning of Period ................    1,190,769,908      1,064,504,834      468,650,591      499,641,078
                                                     --------------     --------------    -------------    -------------
Net Assets -- End of Period ......................   $1,261,096,921     $1,190,769,908    $ 493,250,071    $ 468,650,591
                                                     ==============     ==============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           29,523             31,536            5,347            4,461
 Units Redeemed ..................................          (23,855)           (18,812)          (9,117)          (7,537)
                                                     --------------     --------------    -------------    -------------
 Net Increase (Decrease) .........................            5,668             12,724           (3,770)          (3,076)
                                                     ==============     ==============    =============    =============



                                                            EQ/Legg Mason                       EQ/Long
                                                           Value Equity (b)                  Term Bond (a)
                                                   -------------------------------- -------------------------------
                                                         2006             2005            2006            2005
                                                   ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $ (1,637,785)    $   (21,881)   $  2,237,573     $   566,054
 Net realized gain (loss) on investments .........        (41,403)         24,118        (588,633)        140,283
 Change in unrealized appreciation
  (depreciation) of investments ..................     14,040,673         123,666        (837,876)       (801,967)
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     12,361,485         125,903         811,064         (95,630)
                                                     ------------     -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     88,810,281      13,628,698      22,426,287      23,842,344
  Transfers between funds including
   guaranteed interest account, net ..............     56,159,095      12,630,609      19,837,785      19,976,804
  Transfers for contract benefits and
   terminations ..................................     (5,563,770)        (19,065)     (2,359,220)       (726,694)
  Contract maintenance charges ...................       (566,131)         (6,054)       (417,278)        (41,316)
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    138,839,475      26,234,188      39,487,574      43,051,138
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (8,889)      3,014,410         (49,390)        100,875
                                                     ------------     -----------    ------------     -----------
Increase (Decrease) in Net Assets ................    151,192,071      29,374,501      40,249,248      43,056,383
Net Assets -- Beginning of Period ................     29,374,501              --      43,056,383              --
                                                     ------------     -----------    ------------     -----------
Net Assets -- End of Period ......................   $180,566,572     $29,374,501    $ 83,305,631     $43,056,383
                                                     ============     ===========    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,883           2,535           7,511           5,247
 Units Redeemed ..................................         (3,516)            (71)         (3,451)           (948)
                                                     ------------     -----------    ------------     -----------
 Net Increase (Decrease) .........................         13,367           2,464           4,060           4,300
                                                     ============     ===========    ============     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Lord Abbett                  EQ/Lord Abbett
                                                        Growth and Income (a)             Large Cap Core (a)
                                                   -------------------------------- -------------------------------
                                                         2006             2005            2006            2005
                                                   ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (104,692)    $    47,469    $    (59,533)    $   (17,517)
 Net realized gain (loss) on investments .........      3,320,228          32,954         832,244          49,831
 Change in unrealized appreciation
  (depreciation) of investments ..................      9,526,751         985,547       3,540,588         603,584
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     12,742,287       1,065,970       4,313,299         635,898
                                                     ------------     -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     43,190,154      21,609,834      17,413,949      13,498,807
  Transfers between funds including
   guaranteed interest account, net ..............     51,826,356      10,402,378       9,159,289       7,764,764
  Transfers for contract benefits and
   terminations ..................................     (3,850,410)       (305,584)     (2,014,574)       (329,478)
  Contract maintenance charges ...................       (490,890)        (18,169)       (246,318)        (11,095)
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     90,675,210      31,688,459      24,312,346      20,922,998
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (43,932)      3,045,111         (52,730)      3,052,839
                                                     ------------     -----------    ------------     -----------
Increase (Decrease) in Net Assets ................    103,373,565      35,799,540      28,572,915      24,611,735
Net Assets -- Beginning of Period ................     35,799,540              --      24,611,735              --
                                                     ------------     -----------    ------------     -----------
Net Assets -- End of Period ......................   $139,173,105     $35,799,540    $ 53,184,650     $24,611,735
                                                     ============     ===========    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         11,450           3,296           3,182           2,304
 Units Redeemed ..................................         (3,451)           (224)           (975)           (282)
                                                     ------------     -----------    ------------     -----------
 Net Increase (Decrease) .........................          7,999           3,072           2,207           2,022
                                                     ============     ===========    ============     ===========



                                                            EQ/Lord Abbett                        EQ/Marsico
                                                           Mid Cap Value (a)                        Focus
                                                   --------------------------------- ------------------------------------
                                                         2006             2005              2006               2005
                                                   ---------------- ---------------- ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (417,271)    $    190,909     $  (10,228,445)   $  (14,954,933)
 Net realized gain (loss) on investments .........      3,592,360          157,833         72,061,267        52,936,392
 Change in unrealized appreciation
  (depreciation) of investments ..................     16,589,759        2,885,519         52,234,685        66,818,972
                                                     ------------     ------------     --------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................     19,764,848        3,234,261        114,067,507       104,800,431
                                                     ------------     ------------     --------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     85,500,253       53,890,406        298,064,717       230,954,152
  Transfers between funds including
   guaranteed interest account, net ..............     15,550,990       46,438,571         35,899,031        68,011,811
  Transfers for contract benefits and
   terminations ..................................     (5,521,878)      (1,227,656)       (73,745,184)      (45,237,575)
  Contract maintenance charges ...................     (1,042,015)        (112,826)       (11,129,440)       (8,048,831)
                                                     ------------     ------------     --------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     94,487,350       98,988,495        249,089,124       245,679,557
                                                     ------------     ------------     --------------    --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (52,303)       3,057,351            397,641            25,479
                                                     ------------     ------------     --------------    --------------
Increase (Decrease) in Net Assets ................    114,199,895      105,280,107        363,554,272       350,505,467
Net Assets -- Beginning of Period ................    105,280,107               --      1,281,657,029       931,151,562
                                                     ------------     ------------     --------------    --------------
Net Assets -- End of Period ......................   $219,480,002     $105,280,107     $1,645,211,301    $1,281,657,029
                                                     ============     ============     ==============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         12,854            9,874             40,672            34,883
 Units Redeemed ..................................         (4,521)            (732)           (20,703)          (13,699)
                                                     ------------     ------------     --------------    --------------
 Net Increase (Decrease) .........................          8,333            9,142             19,969            21,184
                                                     ============     ============     ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Mercury Basic                      EQ/Mercury
                                                             Value Equity                    International Value
                                                   --------------------------------- -----------------------------------
                                                         2006             2005              2006              2005
                                                   ---------------- ---------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  11,298,069    $    (317,506)    $   19,175,591    $   2,753,391
 Net realized gain (loss) on investments .........     57,705,223       48,976,075         83,895,317       14,769,364
 Change in unrealized appreciation
  (depreciation) of investments ..................     66,932,813      (37,549,430)        86,672,220       44,908,546
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    135,936,105       11,109,139        189,743,128       62,431,301
                                                    -------------    -------------     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     67,355,869       91,849,053        154,077,439      135,739,380
  Transfers between funds including
   guaranteed interest account, net ..............    (24,976,030)     (38,104,586)        29,873,311       44,408,567
  Transfers for contract benefits and
   terminations ..................................    (49,059,495)     (38,364,843)       (65,207,822)     (41,226,493)
  Contract maintenance charges ...................     (5,724,515)      (4,964,864)        (5,734,932)      (3,546,807)
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (12,404,171)      10,414,760        113,007,996      135,374,647
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        147,978           28,858            378,200         (233,617)
                                                    -------------    -------------     --------------    -------------
Increase (Decrease) in Net Assets ................    123,679,912       21,552,757        303,129,324      197,572,331
Net Assets -- Beginning of Period ................    723,111,484      701,558,727        755,160,768      557,588,437
                                                    -------------    -------------     --------------    -------------
Net Assets -- End of Period ......................  $ 846,791,396    $ 723,111,484     $1,058,290,092    $ 755,160,768
                                                    =============    =============     ==============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         11,280           13,183             23,263           22,405
 Units Redeemed ..................................        (10,482)          (9,777)           (15,975)         (12,127)
                                                    -------------    -------------     --------------    -------------
 Net Increase (Decrease) .........................            798            3,406              7,288           10,278
                                                    =============    =============     ==============    =============



                                                            EQ/MFS Emerging                  EQ/MFS Investors
                                                           Growth Companies                        Trust
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,878,114)   $  (3,744,013)   $  (1,796,290)   $  (2,821,288)
 Net realized gain (loss) on investments .........      3,594,117       (4,789,449)       6,569,821          888,350
 Change in unrealized appreciation
  (depreciation) of investments ..................     15,908,179       27,036,649       25,655,767       17,942,254
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     15,624,182       18,503,187       30,429,298       16,009,316
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     19,421,668       19,559,264       11,886,229       16,442,591
  Transfers between funds including
   guaranteed interest account, net ..............    (10,049,759)     (14,298,930)     (19,417,771)     (10,063,956)
  Transfers for contract benefits and
   terminations ..................................    (26,870,694)     (21,983,788)     (29,043,979)     (22,246,902)
  Contract maintenance charges ...................     (1,337,952)      (1,170,328)      (1,568,044)      (1,473,168)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (18,836,737)     (17,893,782)     (38,143,565)     (17,341,435)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (218,446)          42,092           21,946         (124,599)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     (3,431,001)         651,497       (7,692,321)      (1,456,718)
Net Assets -- Beginning of Period ................    273,445,472      272,793,975      294,196,625      295,653,343
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 270,014,473    $ 273,445,472    $ 286,504,304    $ 294,196,625
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          4,249            3,324            2,250            3,591
 Units Redeemed ..................................         (5,398)          (4,513)          (6,261)          (5,935)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,149)          (1,189)          (4,011)          (2,344)
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/Money                         EQ/Montag &
                                                                 Market                        Caldwell Growth
                                                   ----------------------------------- -------------------------------
                                                          2006              2005             2006            2005
                                                   ----------------- ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    16,761,959   $     5,491,979    $  (331,596)    $  (105,778)
 Net realized gain (loss) on investments .........         (929,628)         (973,816)       547,727         110,268
 Change in unrealized appreciation
  (depreciation) of investments ..................        1,036,353         1,166,842      1,556,349         522,308
                                                    ---------------   ---------------    -----------     -----------
 Net increase (decrease) in net assets from
  operations .....................................       16,868,684         5,685,005      1,772,480         526,798
                                                    ---------------   ---------------    -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      308,162,362       244,501,743      8,179,389      13,082,314
  Transfers between funds including
   guaranteed interest account, net ..............       38,161,683       (69,984,911)      (211,939)      6,367,405
  Transfers for contract benefits and
   terminations ..................................     (230,794,379)     (168,885,055)      (973,238)       (458,668)
  Contract maintenance charges ...................       (2,958,951)       (2,290,735)      (206,899)        (36,919)
                                                    ---------------   ---------------    -----------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      112,570,715         3,341,042      6,787,313      18,954,132
                                                    ---------------   ---------------    -----------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (286,715)           54,365        (74,907)         72,217
                                                    ---------------   ---------------    -----------     -----------
Increase (Decrease) in Net Assets ................      129,152,684         9,080,412      8,484,886      19,553,147
Net Assets -- Beginning of Period ................      483,608,504       474,528,092     21,651,231       2,098,084
                                                    ---------------   ---------------    -----------     -----------
Net Assets -- End of Period ......................  $   612,761,188   $   483,608,504    $30,136,117     $21,651,231
                                                    ===============   ===============    ===========     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           92,844            65,735          4,221           5,404
 Units Redeemed ..................................          (83,926)          (63,774)        (2,474)         (1,162)
                                                    ---------------   ---------------    -----------     -----------
 Net Increase (Decrease) .........................            8,918             1,961          1,747           4,242
                                                    ===============   ===============    ===========     ===========

                                                                                       EQ/Oppenheimer   EQ/Oppenheimer
                                                       EQ/Mutual     EQ/Oppenheimer     Main Street       Main Street
                                                      Shares (c)       Global (c)     Opportunity (c)    Small Cap (c)
                                                   ---------------- ---------------- ----------------- ----------------
                                                         2006             2006              2006             2006
                                                   ---------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    (68,595)    $   (27,691)      $   106,477      $    48,877
 Net realized gain (loss) on investments .........         35,029          33,909            10,462           11,454
 Change in unrealized appreciation
  (depreciation) of investments ..................      4,369,256       1,332,000           948,198        1,029,959
                                                     ------------     -----------       -----------      -----------
 Net increase (decrease) in net assets from
  operations .....................................      4,335,690       1,338,218         1,065,137        1,090,290
                                                     ------------     -----------       -----------      -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     28,257,871       8,196,812         3,568,479        5,807,735
  Transfers between funds including
   guaranteed interest account, net ..............     52,107,423      10,850,420         4,319,318        3,684,057
  Transfers for contract benefits and
   terminations ..................................       (557,065)        (96,165)         (119,647)          (9,538)
  Contract maintenance charges ...................        (42,919)         (5,174)           (4,866)          (1,382)
                                                     ------------     -----------       -----------      -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     79,765,310      18,945,893         7,763,284        9,480,872
                                                     ------------     -----------       -----------      -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......     20,001,435       7,999,910         9,999,903        9,999,981
                                                     ------------     -----------       -----------      -----------
Increase (Decrease) in Net Assets ................    104,102,435      28,284,021        18,828,324       20,571,143
Net Assets -- Beginning of Period ................             --              --                --               --
                                                     ------------     -----------       -----------      -----------
Net Assets -- End of Period ......................   $104,102,435     $28,284,021       $18,828,324      $20,571,143
                                                     ============     ===========       ===========      ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          8,040           1,864               779              934
 Units Redeemed ..................................           (326)           (108)              (53)             (66)
                                                     ------------     -----------       -----------      -----------
 Net Increase (Decrease) .........................          7,714           1,756               726              868
                                                     ============     ===========       ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/PIMCO                         EQ/Short
                                                            Real Return (a)                 Duration Bond (a)
                                                   --------------------------------- -------------------------------
                                                         2006             2005             2006            2005
                                                   ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   8,238,862     $  2,319,613    $  1,275,010     $    96,553
 Net realized gain (loss) on investments .........     (1,120,384)          75,181         795,589          (9,795)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,769,342)      (3,155,014)       (674,697)       (107,926)
                                                    -------------     ------------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     (2,650,864)        (760,220)      1,395,902         (21,168)
                                                    -------------     ------------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    125,385,505       83,463,710      23,322,093       8,290,639
  Transfers between funds including
   guaranteed interest account, net ..............     42,455,706       70,716,674      21,868,111      10,613,166
  Transfers for contract benefits and
   terminations ..................................    (11,096,209)      (1,552,939)     (4,930,007)       (401,133)
  Contract maintenance charges ...................     (1,442,063)        (150,100)       (288,168)        (16,868)
                                                    -------------     ------------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    155,302,939      152,477,345      39,972,029      18,485,804
                                                    -------------     ------------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (30,899)          42,492         (56,326)        106,801
                                                    -------------     ------------    ------------     -----------
Increase (Decrease) in Net Assets ................    152,621,176      151,759,617      41,311,605      18,571,437
Net Assets -- Beginning of Period ................  $ 151,759,617               --      18,571,439              --
                                                    -------------     ------------    ------------     -----------
Net Assets -- End of Period ......................  $ 304,380,793     $151,759,617    $ 59,883,044     $18,571,437
                                                    =============     ============    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         26,045           17,115          10,328           2,571
 Units Redeemed ..................................        (10,221)          (1,831)         (6,318)           (719)
                                                    -------------     ------------    ------------     -----------
 Net Increase (Decrease) .........................         15,824           15,284           4,010           1,852
                                                    =============     ============    ============     ===========



                                                               EQ/Small                          EQ/Small
                                                               Cap Value                      Company Growth
                                                   --------------------------------- --------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  38,421,635    $  25,603,394     $   (121,411)   $    700,461
 Net realized gain (loss) on investments .........     97,622,076       70,202,197        3,040,879         298,191
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,872,148)     (68,521,361)        (504,014)      1,652,741
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................    126,171,563       27,284,230        2,415,454       2,651,393
                                                    -------------    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    123,107,526      128,990,080       62,254,258      32,371,234
  Transfers between funds including
   guaranteed interest account, net ..............    (61,523,196)     (40,488,215)      16,709,580      35,556,920
  Transfers for contract benefits and
   terminations ..................................    (63,768,931)     (47,408,480)      (5,531,117)     (1,006,120)
  Contract maintenance charges ...................     (6,710,652)      (5,615,858)        (825,775)       (133,151)
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (8,895,253)      35,477,527       72,606,946      66,788,883
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          1,391           36,312          (99,468)         97,623
                                                    -------------    -------------     ------------    ------------
Increase (Decrease) in Net Assets ................    117,277,701       62,798,069       74,922,932      69,537,899
Net Assets -- Beginning of Period ................    875,079,411      812,281,342       72,479,778       2,941,879
                                                    -------------    -------------     ------------    ------------
Net Assets -- End of Period ......................  $ 992,357,112    $ 875,079,411     $147,402,710    $ 72,479,778
                                                    =============    =============     ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,377           17,613           19,763          11,355
 Units Redeemed ..................................        (15,387)         (13,280)         (11,616)         (2,733)
                                                    -------------    -------------     ------------    ------------
 Net Increase (Decrease) .........................            990            4,333            8,147           8,622
                                                    =============    =============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Small
                                                             Company Index                    EQ/TCW Equity
                                                   --------------------------------- --------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (460,973)   $    (923,245)   $     (765,677)   $  (357,236)
 Net realized gain (loss) on investments .........     41,597,429       33,941,282           417,258        237,055
 Change in unrealized appreciation
  (depreciation) of investments ..................     20,025,443      (22,917,641)       (2,505,475)     2,723,776
                                                    -------------    -------------    --------------    -----------
 Net increase (decrease) in net assets from
  operations .....................................     61,161,899       10,100,396        (2,853,894)     2,603,595
                                                    -------------    -------------    --------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     73,200,232       52,972,655        19,740,981     27,616,919
  Transfers between funds including
   guaranteed interest account, net ..............      4,284,882      (21,776,339)      (10,410,077)    13,140,519
  Transfers for contract benefits and
   terminations ..................................    (24,584,006)     (18,523,939)       (1,846,174)      (708,969)
  Contract maintenance charges ...................     (2,952,262)      (2,361,215)         (356,757)       (79,254)
                                                    -------------    -------------    --------------    -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     49,948,846       10,311,162         7,127,973     39,969,215
                                                    -------------    -------------    --------------    -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (78,562)        (428,292)          (98,194)        94,294
                                                    -------------    -------------    --------------    -----------
Increase (Decrease) in Net Assets ................    111,032,183       19,983,266         4,175,885     42,667,104
Net Assets -- Beginning of Period ................    364,434,689      344,451,423        47,119,830      4,452,726
                                                    -------------    -------------    --------------    -----------
Net Assets -- End of Period ......................  $ 475,466,872    $ 364,434,689    $   51,295,715    $47,119,830
                                                    =============    =============    ==============    ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         12,308            8,836             2,293          3,195
 Units Redeemed ..................................         (8,553)          (7,623)           (1,758)          (718)
                                                    -------------    -------------    --------------    -----------
 Net Increase (Decrease) .........................          3,755            1,213               535          2,477
                                                    =============    =============    ==============    ===========



                                                     EQ/Templeton           EQ/UBS Growth
                                                      Growth (c)             and Income
                                                   --------------- -------------------------------
                                                         2006            2006            2005
                                                   --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (63,999)   $   (307,981)    $   (34,944)
 Net realized gain (loss) on investments .........        72,643       1,364,045         341,428
 Change in unrealized appreciation
  (depreciation) of investments ..................     2,409,867       5,780,182       1,666,855
                                                     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     2,418,511       6,836,246       1,973,339
                                                     -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    23,602,090      22,469,649      21,945,597
  Transfers between funds including
   guaranteed interest account, net ..............    41,626,913       8,159,032       9,945,523
  Transfers for contract benefits and
   terminations ..................................      (485,816)     (2,144,881)       (474,349)
  Contract maintenance charges ...................       (39,508)       (370,507)        (52,302)
                                                     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    64,703,679      28,113,293      31,364,469
                                                     -----------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......     3,000,770         (85,247)         82,372
                                                     -----------    ------------     -----------
Increase (Decrease) in Net Assets ................    70,122,960      34,864,292      33,420,180
Net Assets -- Beginning of Period ................            --      35,728,565       2,308,385
                                                     -----------    ------------     -----------
Net Assets -- End of Period ......................   $70,122,960    $ 70,592,857     $35,728,565
                                                     ===========    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         6,609           8,472           7,828
 Units Redeemed ..................................          (389)         (3,257)         (1,809)
                                                     -----------    ------------     -----------
 Net Increase (Decrease) .........................         6,220           5,215           6,019
                                                     ===========    ============     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Van Kampen                      EQ/Van Kampen
                                                             Comstock (a)                 Emerging Markets Equity
                                                   -------------------------------- -----------------------------------
                                                         2006             2005             2006              2005
                                                   ---------------- --------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  2,930,597    $    307,757     $   (8,126,472)   $  (3,203,101)
 Net realized gain (loss) on investments .........      2,814,607          60,165        164,112,415       49,997,347
 Change in unrealized appreciation
  (depreciation) of investments ..................     20,800,049       2,466,481         85,184,589       74,025,267
                                                     ------------    ------------     --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     26,545,253       2,834,403        241,170,532      120,819,513
                                                     ------------    ------------     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    100,478,408      58,774,226        214,535,289      128,159,383
  Transfers between funds including
   guaranteed interest account, net ..............     40,420,322      36,377,047         22,946,486       86,508,372
  Transfers for contract benefits and
   terminations ..................................     (5,978,972)     (1,583,847)       (44,912,333)     (23,045,477)
  Contract maintenance charges ...................     (1,158,207)        (73,129)        (5,509,005)      (2,567,744)
                                                     ------------    ------------     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    133,761,551      93,494,297        187,060,437      189,054,534
                                                     ------------    ------------     --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (43,706)      3,050,037             30,392           35,972
                                                     ------------    ------------     --------------    -------------
Increase (Decrease) in Net Assets ................    160,263,098      99,378,737        428,261,361      309,910,019
Net Assets -- Beginning of Period ................     99,378,737              --        606,400,974      296,490,955
                                                     ------------    ------------     --------------    -------------
Net Assets -- End of Period ......................   $259,641,835    $ 99,378,737     $1,034,662,335    $ 606,400,974
                                                     ============    ============     ==============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,196          10,172             34,839           29,968
 Units Redeemed ..................................         (3,911)           (941)           (26,149)         (17,357)
                                                     ------------    ------------     --------------    -------------
 Net Increase (Decrease) .........................         12,285           9,231              8,690           12,611
                                                     ============    ============     ==============    =============



                                                            EQ/Van Kampen                   EQ/Wells Fargo
                                                          Mid Cap Growth (a)             Montgomery Small Cap
                                                   -------------------------------- -------------------------------
                                                         2006             2005            2006            2005
                                                   ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (813,171)    $  (131,680)   $  1,117,024     $   613,828
 Net realized gain (loss) on investments .........      2,340,262         176,749         844,023          96,369
 Change in unrealized appreciation
  (depreciation) of investments ..................      4,666,673       2,533,305       5,237,856         (71,053)
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................      6,193,764       2,578,374       7,198,903         639,144
                                                     ------------     -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     56,908,087      19,337,327      27,824,898       5,028,174
  Transfers between funds including
   guaranteed interest account, net ..............     17,867,191      18,386,725      35,703,287       3,674,540
  Transfers for contract benefits and
   terminations ..................................     (2,978,948)       (394,097)     (1,984,138)       (160,077)
  Contract maintenance charges ...................       (452,037)        (36,114)       (238,458)         (9,829)
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     71,344,293      37,293,841      61,305,589       8,532,808
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (52,168)      3,052,788         (39,365)         39,129
                                                     ------------     -----------    ------------     -----------
Increase (Decrease) in Net Assets ................     77,485,889      42,925,003      68,465,127       9,211,081
Net Assets -- Beginning of Period ................     42,925,003              --      12,923,425       3,712,344
                                                     ------------     -----------    ------------     -----------
Net Assets -- End of Period ......................   $120,410,892     $42,925,003    $ 81,388,552     $12,923,425
                                                     ============     ===========    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          8,786           3,588           7,466           1,069
 Units Redeemed ..................................         (3,212)           (424)         (2,833)           (311)
                                                     ------------     -----------    ------------     -----------
 Net Increase (Decrease) .........................          5,574           3,164           4,633             758
                                                     ============     ===========    ============     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                          U.S. Real Estate --         AXA Target 2015
                                                               Class II                Allocation (c)
                                                   --------------------------------- -----------------
                                                         2006             2005              2006
                                                   ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................       (814,974)    $  4,480,194       $   24,860
 Net realized gain (loss) on investments .........     41,442,163       10,109,825               --
 Change in unrealized appreciation
  (depreciation) of investments ..................     80,940,880       15,478,770           53,735
                                                       ----------     ------------       ----------
 Net increase (decrease) in net assets from
  operations .....................................    121,568,069       30,068,789           78,595
                                                      -----------     ------------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    135,970,204      100,186,178               --
  Transfers between funds including
   guaranteed interest account, net ..............     47,584,629       16,494,066               --
  Transfers for contract benefits and
   terminations ..................................    (16,178,653)      (7,450,900)              --
  Contract maintenance charges ...................     (3,096,422)      (1,354,803)              --
                                                      -----------     ------------       ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    164,279,758      107,874,541               --
                                                      -----------     ------------       ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (85,938)          25,706        1,000,000
                                                      -----------     ------------       ----------
Increase (Decrease) in Net Assets ................    285,761,889      137,969,036        1,078,595
Net Assets -- Beginning of Period ................    270,002,310      132,033,274               --
                                                      -----------     ------------       ----------
Net Assets -- End of Period ......................  $ 555,764,199     $270,002,310       $1,078,595
                                                    =============     ============       ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,019           13,674               --
 Units Redeemed ..................................         (7,653)          (6,669)              --
                                                    -------------     ------------       ----------
 Net Increase (Decrease) .........................          8,366            7,005               --
                                                    =============     ============       ==========



                                                    AXA Target 2025   AXA Target 2035   AXA Target 2045   EQ/International
                                                     Allocation (c)    Allocation (c)    Allocation (c)        ETF (c)
                                                   ----------------- ----------------- ----------------- ------------------
                                                          2006              2006              2006              2006
                                                   ----------------- ----------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................     $   21,595        $   17,915        $   15,030        $   45,975
 Net realized gain (loss) on investments .........             --                --                --                --
 Change in unrealized appreciation
  (depreciation) of investments ..................         65,297            76,584            86,177           297,484
                                                       ----------        ----------        ----------        ----------
 Net increase (decrease) in net assets from
  operations .....................................         86,892            94,499           101,207           343,459
                                                       ----------        ----------        ----------        ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........             --                --                --                --
  Transfers between funds including
   guaranteed interest account, net ..............             --                --                --                --
  Transfers for contract benefits and
   terminations ..................................             --                --                --                --
  Contract maintenance charges ...................             --                --                --                --
                                                       ----------        ----------        ----------        ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................             --                --                --                --
                                                       ----------        ----------        ----------        ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......      1,000,000         1,000,000         1,000,000         3,000,000
                                                       ----------        ----------        ----------        ----------
Increase (Decrease) in Net Assets ................      1,086,892         1,094,499         1,101,207         3,343,459
Net Assets -- Beginning of Period ................             --                --                --                --
                                                       ----------        ----------        ----------        ----------
Net Assets -- End of Period ......................     $1,086,892        $1,094,499        $1,101,207        $3,343,459
                                                       ==========        ==========        ==========        ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................             --                --                --                --
 Units Redeemed ..................................             --                --                --                --
                                                       ----------        ----------        ----------        ----------
 Net Increase (Decrease) .........................             --                --                --                --
                                                       ==========        ==========        ==========        ==========

-------
(a) Commenced operations on May 9, 2005.
(b) Commenced operations on October 17, 2005.
(c) Commenced operations on September 18, 2006.
The accompanying notes are an integral part of these financial statements.

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2006


1. Organization

   AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), and The Universal Institutional Funds, Inc. ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Account.

   The Account consists of 76 variable investment options:

   o AXA Aggressive Allocation
   o AXA Conservative Allocation
   o AXA Conservative-Plus Allocation
   o AXA Moderate Allocation
   o AXA Moderate-Plus Allocation
   o AXA Premier VIP Aggressive Equity
   o AXA Premier VIP Core Bond
   o AXA Premier VIP Health Care
   o AXA Premier VIP High Yield
   o AXA Premier VIP International Equity
   o AXA Premier VIP Large Cap Core Equity
   o AXA Premier VIP Large Cap Growth
   o AXA Premier VIP Large Cap Value
   o AXA Premier VIP Mid Cap Growth
   o AXA Premier VIP Mid Cap Value
   o AXA Premier VIP Technology
   o EQ/AllianceBernstein Common Stock(1)
   o EQ/AllianceBernstein Growth and Income(2)
   o EQ/AllianceBernstein Intermediate Government Securities(3)
   o EQ/AllianceBernstein International(4)
   o EQ/AllianceBernstein Large Cap Growth(5)
   o EQ/AllianceBernstein Quality Bond(6)
   o EQ/AllianceBernstein Small Cap Growth(7)
   o EQ/AllianceBernstein Value(8)
   o EQ/Ariel Appreciation II
   o EQ/AXA Rosenberg Value Long/Short Equity
   o EQ/Boston Advisors Equity Income
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian Growth
   o EQ/Capital Guardian International
   o EQ/Capital Guardian Research
   o EQ/Capital Guardian U.S. Equity
   o EQ/Caywood-Scholl High Yield Bond
   o EQ/Davis New York Venture
   o EQ/Equity 500 Index
   o EQ/Evergreen International Bond
   o EQ/Evergreen Omega
   o EQ/FI Mid Cap o EQ/FI Mid Cap Value
   o EQ/Franklin Income
   o EQ/Franklin Small Cap Value
   o EQ/GAMCO Mergers and Acquisitions
   o EQ/GAMCO Small Company Value
   o EQ/International Growth
   o EQ/Janus Large Cap Growth
   o EQ/JPMorgan Core Bond
   o EQ/JPMorgan Value Opportunities
   o EQ/Legg Mason Value Equity
   o EQ/Long Term Bond
   o EQ/Lord Abbett Growth and Income
   o EQ/Lord Abbett Large Cap Core
   o EQ/Lord Abbett Mid Cap Value
   o EQ/Marsico Focus
   o EQ/Mercury Basic Value Equity
   o EQ/Mercury International Value
   o EQ/MFS Emerging Growth Companies
   o EQ/MFS Investors Trust
   o EQ/Money Market
   o EQ/Montag & Caldwell Growth
   o EQ/Mutual Shares
   o EQ/Oppenheimer Global
   o EQ/Oppenheimer Main Street Opportunity
   o EQ/Oppenheimer Main Street Small Cap
   o EQ/PIMCO Real Return
   o EQ/Short Duration Bond
   o EQ/Small Cap Value(9)
   o EQ/Small Company Growth(10)
   o EQ/Small Company Index
   o EQ/TCW Equity
   o EQ/Templeton Growth
   o EQ/UBS Growth and Income
   o EQ/Van Kampen Comstock
   o EQ/Van Kampen Emerging Markets Equity
   o EQ/Van Kampen Mid Cap Growth
   o EQ/Wells Fargo Montgomery Small Cap
   o U.S. Real Estate -- Class II


                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


1. Organization (Concluded)

   (1)  Formerly known as EQ/Alliance Common Stock.
   (2)  Formerly known as EQ/Alliance Growth and Income.
   (3)  Formerly known as EQ/Alliance Intermediate Government Securities.
   (4)  Formerly known as EQ/Alliance International.
   (5)  Formerly known as EQ/Alliance Large Cap Growth.
   (6)  Formerly known as EQ/Alliance Quality Bond.
   (7)  Formerly known as EQ/Alliance Small Cap Growth.
   (8)  Formerly known as EQ/Bernstein Diversified Value.
   (9)  Formerly known as EQ/Lazard Small Cap Value.
   (10) Formerly known as EQ/Bear Stearns Small Company Growth.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor, Accumulator Express and Retirement Income for Life, including all contracts issued currently. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

   The Account supports the operations of various AXA Equitable variable annuity products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those variable annuity products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No.
   46. The net assets of any variable investment


                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


2. Significant Accounting Policies (Concluded)

   option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the contracts. Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                              Purchases         Sales
                                                          ---------------- --------------
AXA Aggressive Allocation .............................    $  873,536,597   $ 90,477,935
AXA Conservative Allocation ...........................       297,229,359    191,432,085
AXA Conservative-Plus Allocation ......................       388,410,817    118,181,719
AXA Moderate Allocation ...............................     1,419,836,573    318,541,061
AXA Moderate-Plus Allocation ..........................     3,114,433,399    162,695,085
AXA Premier VIP Aggressive Equity .....................        40,725,162     34,988,519
AXA Premier VIP Core Bond .............................       134,982,555    112,447,565
AXA Premier VIP Health Care ...........................        92,851,140     48,865,094
AXA Premier VIP High Yield ............................       209,597,600    174,024,240
AXA Premier VIP International Equity ..................       280,305,727    115,258,653
AXA Premier VIP Large Cap Core Equity .................        37,216,793     32,003,722
AXA Premier VIP Large Cap Growth ......................        76,095,113     50,968,442
AXA Premier VIP Large Cap Value .......................       170,068,987    100,310,943
AXA Premier VIP Mid Cap Growth ........................       115,687,358     73,947,216
AXA Premier VIP Mid Cap Value .........................       131,273,920     73,215,187
AXA Premier VIP Technology ............................        88,993,127     89,938,841
EQ/AllianceBernstein Common Stock .....................       181,086,957    221,579,529
EQ/AllianceBernstein Growth & Income ..................       161,826,103    114,227,105
EQ/AllianceBernstein Intermediate Government Sec. .....        54,180,851     76,989,836
EQ/AllianceBernstein International ....................       390,546,063    142,710,726
EQ/AllianceBernstein Large Cap Growth .................        79,585,723    101,164,226
EQ/AllianceBernstein Quality Bond .....................        87,457,799     64,783,959
EQ/AllianceBernstein Small Cap Growth .................       137,435,267    100,391,777
EQ/AllianceBernstein Value ............................       413,195,840    193,373,485
EQ/Ariel Appreciation II ..............................        29,925,053      6,611,676
EQ/AXA Rosenberg Value Long/Short Equity ..............       251,276,373    229,734,784
EQ/Boston Advisors Equity Income ......................        92,374,288     42,564,866
EQ/Calvert Socially Responsible .......................        17,476,941     13,157,272
EQ/Capital Guardian Growth ............................       122,031,560     49,469,421
EQ/Capital Guardian International .....................       296,893,129    139,641,607
EQ/Capital Guardian Research ..........................        74,012,659    117,890,286
EQ/Capital Guardian U.S. Equity .......................       189,254,816    131,103,930
EQ/Caywood-Scholl High Yield Bond .....................        84,038,952     14,465,345
EQ/Davis New York Venture .............................        65,090,374      2,749,728
EQ/Equity 500 Index ...................................       239,714,289    286,129,269
EQ/Evergreen International Bond .......................        87,037,497     14,315,192
EQ/Evergreen Omega ....................................        36,303,637     36,353,159

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


3. Purchases and Sales of Investments (Concluded)


                                                   Purchases         Sales
                                                --------------- ---------------
EQ/FI Mid Cap ...............................    $228,160,356    $141,249,272
EQ/FI Mid Cap Value .........................     233,141,122     138,969,809
EQ/Franklin Income ..........................     134,547,297         903,213
EQ/Franklin Small Cap Value .................      19,713,187       1,026,877
EQ/GAMCO Mergers and Acquisitions ...........      73,790,816      14,227,334
EQ/GAMCO Small Company Value ................     140,709,576      44,438,093
EQ/International EFT ........................       3,045,975              --
EQ/International Growth .....................      87,643,162      29,852,608
EQ/Janus Large Cap Growth ...................      35,633,080      48,535,762
EQ/JPMorgan Core Bond .......................     247,015,883     172,436,018
EQ/JPMorgan Value Opportunities .............      81,510,122     111,360,317
EQ/Legg Mason Value Equity ..................     158,296,205      21,103,407
EQ/Long Term Bond ...........................      67,310,043      25,634,288
EQ/Lord Abbett Growth and Income ............     115,275,933      24,234,018
EQ/Lord Abbett Large Cap Core ...............      32,366,709       7,979,486
EQ/Lord Abbett Mid Cap Value ................     123,130,345      27,924,512
EQ/Marsico Focus ............................     402,730,010     135,588,291
EQ/Mercury Basic Value Equity ...............     154,518,883     123,574,750
EQ/Mercury International Value ..............     339,812,416     171,274,367
EQ/MFS Emerging Growth Companies ............      37,618,445      60,551,742
EQ/MFS Investors Trust ......................      17,403,521      57,321,429
EQ/Money Market .............................     883,853,592     754,807,632
EQ/Montag & Caldwell Growth .................      16,251,206       9,870,396
EQ/Mutual Shares ............................     100,366,703         668,555
EQ/Oppenheimer Global .......................      27,769,154         851,042
EQ/Oppenheimer Main Street Opportunity ......      18,151,671         282,006
EQ/Oppenheimer Main Street Small Cap ........      20,030,709         500,979
EQ/PIMCO Real Return ........................     215,326,999      51,816,097
EQ/Short Duration Bond ......................      95,268,850      54,078,135
EQ/Small Cap Value ..........................     257,107,874     164,085,588
EQ/Small Company Growth .....................     130,992,748      58,606,683
EQ/Small Company Index ......................     161,411,919      92,603,734
EQ/TCW Equity ...............................      29,805,041      23,540,939
EQ/Templeton Growth .........................      69,578,143       1,937,693
EQ/UBS Growth and Income ....................      40,498,502      12,778,440
EQ/Van Kampen Comstock ......................     157,644,141      19,989,727
EQ/Van Kampen Emerging Market Equity ........     490,180,976     236,862,659
EQ/Van Kampen Mid Cap Growth ................      94,061,293      23,285,825
EQ/Wells Fargo Montgomery Small Cap .........      88,107,427      25,645,013
Target 2015 Allocation ......................       1,024,860              --
Target 2025 Allocation ......................       1,021,595              --
Target 2035 Allocation ......................       1,017,915              --
Target 2045 Allocation ......................       1,015,030              --
U.S. Real Estate Class II ...................     245,676,817      57,640,551


                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually either 0.25% or 0.35% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

   AXA Equitable serves as investment manager of EQAT and VIP. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager for The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to high of 1.40% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Portfolios; EQ/AllianceBernstein Value, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Mid Cap Growth and AXA Premier VIP Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   In the fourth quarter of 2005 AXA Financial completed its sale of the Advest Group to Merrill Lynch. Boston Advisors is the Advest Group's investment advisory firm, and served as investment advisor to certain EQAT portfolios such as EQ/Boston Advisors Equity Income, EQ/Money Market and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

   AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.


5. Substitutions/Reorganizations

   Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

--------------------------------------------------------------------------------
 November 17, 2006          Removed Portfolio         Surviving Portfolio
--------------------------------------------------------------------------------
                            Laudus Rosenberg VIT      EQ/AXA Rosenberg
                           Value Long/Short Equity   Value Long/Short Equity
--------------------------------------------------------------------------------
Shares -- Class B                13,400,696                   13,400,696
Value -- Class B               $143,923,474                 $143,923,474
Net Assets before merger       $143,923,474                           --
Net Assets after merger                  --                 $143,923,474



                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


6. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following charges:


                                                                Asset-based                    Current     Maximum
                                              Mortality and   Administration   Distribution   Aggregate   Aggregate
                                              Expense Risks       Charge          Charge        Charge     Charge
                                              -------------   --------------   ------------   ---------   ---------
Accumulator Advisor ........................      0.50%           --               --           0.50%       0.50%
Accumulator Express ........................      0.70%           0.25%            --           0.95%       0.95%
Accumulator and Rollover IRA issued
  before May 1, 1997 .......................      0.90%           0.30%            --           1.20%       1.20%
Accumulator issued after April 1, 2002 .....      0.75%           0.25%            0.20%        1.20%       1.20%
Accumulator issued after
  September 15, 2003 .......................      0.75%           0.30%            0.20%        1.25%       1.25%
Retirement Income for Life .................      0.75%           0.30%            0.20%        1.25%       1.25%
Accumulator 06 .............................      0.80%           0.30%            0.20%        1.30%       1.30%
Retirement Income for Life .................      0.80%           0.30%            0.20%        1.30%       1.30%
Accumulator issued after May 1, 1997 .......      1.10%           0.25%            --           1.35%       1.35%
Accumulator Plus ...........................      0.90%           0.25%            0.25%        1.40%       1.40%
Accumulator Plus issued after
  September 15, 2003 .......................      0.90%           0.35%            0.25%        1.50%       1.50%
Accumulator issued after March 1, 2000 .....      1.10%           0.25%            0.20%        1.55%       1.55%
Accumulator Plus 06 ........................      0.95%           0.35%            0.25%        1.55%       1.55%
Accumulator Elite, Plus, Select ............      1.10%           0.25%            0.25%        1.60%       1.60%
Accumulator Elite issued after
  September 15, 2003 .......................      1.10%           0.30%            0.25%        1.65%       1.65%
Accumulator Elite 06 .......................      1.10%           0.30%            0.25%        1.65%       1.65%
Accumulator Select issued after
  September 15, 2003 .......................      1.10%           0.25%            0.35%        1.70%       1.70%
Accumulator Select 06 ......................      1.10%           0.25%            0.35%        1.70%       1.70%
Accumulator Elite II .......................      1.10%           0.25%            0.45%        1.80%       1.80%
Accumulator Select II ......................      1.10%           0.35%            0.45%        1.90%       1.90%

The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowners account value.

                                            When charge
             Charges                        is deducted             Amount deducted         How deducted
------------------------------------  -----------------------    --------------------  ---------------------
Charges for state premium and other   At time of transaction     Varies by state       Applied to an annuity
applicable taxes                                                                       payout option

Charge for Trust expenses             Daily                      Varies by portfolio   Unit value


                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


6. Contractowner Charges (Continued)


                                             When charge
             Charges                         is deducted                          Amount deducted                   How deducted
-----------------------------------  ---------------------------- --------------------------------------------  --------------------
Annual Administrative charge         Annually on each             Depending on account value, in Years 1 to 2   Unit liquidation
                                     contract date anniversary.   lesser of $30 or 2% of account value,         from account value
                                                                  thereafter $30

Variable Immediate Annuity payout    At time of transaction       $350 annuity administrative fee               Unit liquidation
option administrative fee                                                                                       from account value

Withdrawal charge                    At time of transaction       LOW - During the first seven contract         Unit liquidation
                                                                  years following a contribution, a 7%          from account value
                                                                  charge is deducted in the first contract
                                                                  year from amounts withdrawn that exceed
                                                                  10% of the account value. It declines
                                                                  1% each year to 1% in the seventh
                                                                  contract year.

                                                                  HIGH - During the first eight contract
                                                                  years following a contribution, a charge
                                                                  is deducted from amounts withdrawn that
                                                                  exceed 10% of the account value. The
                                                                  charge is 8% in the first two contract
                                                                  years following a contribution; the charge
                                                                  is 7% in the third and fourth contract years
                                                                  following a contribution; thereafter it
                                                                  declines by 1% each year in the fifth to
                                                                  eighth contract year

BaseBuilder benefit charge           Annually on each              0.30%                                        Unit liquidation
                                     contract date anniversary.                                                 from account value

Protection Plus                      Annually on each              Low - 0.20%                                  Unit liquidation
                                     contract date anniversary.                                                 from account value
                                                                   High - 0.35%.
Guaranteed minimum death benefit
options:

  Annual ratchet to age 85           Annually on each              Low - 0.20% of the Annual ratchet to         Unit liquidation
                                     contract date anniversary.    age 85 benefit base                          from account value

                                                                   High - 0.30% of the Annual ratchet to
                                                                   age 85 benefit base

  Greater of 5% rollup to age 85     Annually on each              0.60% of the greater of 5% roll-up to        Unit liquidation
  or annual ratchet to age 85        contract date anniversary.    age 85 or annual ratchet to age 85           from account value
                                                                   benefit base

  6% rollup to age 85                Annually on each              Low - 0.35% of the 6% roll-up to age 85      Unit liquidation
                                     contract date anniversary.    benefit base                                 from account value

                                                                   High - 0.45% of the 6% roll-up to age
                                                                   85 benefit base

  Greater of 6% rollup to age 85     Annually on each              Low - 0.45% of the 6% roll-up to age         Unit liquidation
  or annual ratchet to age 85        contract date anniversary.    85 benefit base or the Annual ratchet        from account value
                                                                   to age 85 benefit base, as applicable

                                                                   High - 0.60% of the 6% roll-up to age
                                                                   85 benefit base or the Annual ratchet
                                                                   to age 85 benefit base, as applicable

Guaranteed Withdrawal Benefit for    Annually on each              0.30%                                        Unit liquidation
Life Enhanced Death Benefit          contract date anniversary                                                  from account value


Earnings Enhancement Benefit         Annually on each              0.35%                                        Unit liquidation
(additional death benefit)           contract date anniversary                                                  from account value

Guaranteed Minimum Income Benefit    Annually on each              Low - 0.45%                                  Unit liquidation
                                     contract date anniversary.                                                 from account value
                                                                   High - 0.65%



Guaranteed Principal Benefit         Annually on first 10          Low - 100% Guaranteed Principal Benefit -    Unit liquidation
                                     contract date                    0.50%                                     from account value
                                     anniversaries
                                                                   High - 125% Guaranteed Principal Benefit -
                                                                      0.75%

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


6. Contractowner Charges (Concluded)


                                                 When charge
                 Charges                         is deducted                       Amount deducted                    How deducted
---------------------------------------- ---------------------------   -----------------------------------------  ------------------
Guaranteed Withdrawal Benefit            Annually on each              Low - 5% Withdrawal Option is 0.35%        Unit liquidation
                                         contract date anniversary     High - 7% Withdrawal Option is 0.50%       from account value

Net Loan Interest charge for Rollover    Netted against loan           2.00%                                      Unit liquidation
                                         repayment                                                                from account value


Retirement Income for Life Benefit       Annually on contract date     0.65% of the income base for single life   Unit liquidation
charge                                   anniversary                   or 0.80% of the income base for a joint    from account value
                                                                       life.
Guaranteed Withdrawal Benefit for Life   Annually on each              Low - 0.60% to 0.75% for Single life       Unit liquidation
(GWBL)                                   contract date anniversary     option; 0.75% to 0.90% for Joint life      from account value
                                                                       option.

                                                                       High - 0.75% for Single life;
                                                                       0.90% for Joint life


                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (f)       $ 13.49               --                --           --         17.31%
         Highest contract charge 1.90% Class B (f)      $ 12.95               --                --           --         15.46%
         All contract charges                                --          103,270        $1,472,607         3.07%           --
  2005   Lowest contract charge 0.50% Class B (f)       $ 11.50               --                --           --          7.52%
         Highest contract charge 1.90% Class B (f)      $ 11.22               --                --           --          6.01%
         All contract charges                                --           46,362        $  572,360         5.10%           --
  2004   Lowest contract charge 0.50% Class B (f)       $ 10.70               --                --           --          7.00%
         Highest contract charge 1.90% Class B (f)      $ 10.56               --                --           --          6.11%
         All contract charges                                --           19,656        $  227,194         2.60%           --
  2003   Lowest contract charge 1.25% Class B (i)       $ 10.68               --                --           --          6.80%
         Highest contract charge 1.70% Class B (i)      $ 10.66               --                --           --          6.62%
         All contract charges                                --              625        $    6,664         1.20%           --

AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (f)       $ 11.19               --                --           --          5.84%
         Highest contract charge 1.90% Class B (f)      $ 10.74               --                --           --          4.35%
         All contract charges                                --           27,021        $  304,681         4.30%           --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.57               --                --           --          1.93%
         Highest contract charge 1.90% Class B (f)      $ 10.29               --                --           --          0.50%
         All contract charges                                --           18,040        $  194,239         4.02%           --
  2004   Lowest contract charge 0.50% Class B (f)       $ 10.37               --                --           --          3.74%
         Highest contract charge 1.90% Class B (f)      $ 10.24               --                --           --          2.46%
         All contract charges                                --            9,001        $   95,767         5.04%
  2003   Lowest contract charge 1.25% Class B (i)       $ 10.32               --                --           --          3.76%
         Highest contract charge 1.70% Class B (i)      $ 10.30               --                --           --          3.00%
         All contract charges                                --              483        $    4,989         3.76%           --

AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (f)       $ 11.64               --                --           --          8.22%
         Highest contract charge 1.90% Class B (f)      $ 11.18               --                --           --          6.70%
         All contract charges                                --           62,323        $  744,035         3.65%           --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.76               --                --           --          2.73%
         Highest contract charge 1.90% Class B (f)      $ 10.48               --                --           --          1.29%
         All contract charges                                --           40,493        $  451,307         4.68%           --
  2004   Lowest contract charge 0.50% Class B (f)       $ 10.47               --                --           --          4.93%
         Highest contract charge 1.90% Class B (f)      $ 10.34               --                --           --          3.63%
         All contract charges                                --           18,199        $  198,701         4.62%           --
  2003   Lowest contract charge 1.25% Class B (i)       $ 10.42               --                --           --          4.83%
         Highest contract charge 1.70% Class B (i)      $ 10.41               --                --           --          4.10%
         All contract charges                                --              821        $    8,552         4.83%           --

AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (b)       $ 59.58               --                --           --          9.77%
         Highest contract charge 1.90% Class B          $ 44.28               --                --           --          8.23%
         All contract charges                                --          267,779        $4,210,726         3.03%           --
  2005   Lowest contract charge 0.50% Class B (b)       $ 54.27               --                --           --          4.27%
         Highest contract charge 1.90% Class B          $ 40.92               --                --           --          2.81%
         All contract charges                                --          188,833        $2,886,531         2.93%           --
  2004   Lowest contract charge 0.50% Class B (b)       $ 52.05                                                          8.18%
         Highest contract charge 1.90% Class B          $ 39.80               --                --           --          6.66%
         All contract charges                                --           94,832        $1,705,138         3.65%           --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Moderate Allocation (Continued)
-----------------------------------
  2003   Lowest contract charges 0.50% Class B (b)      $ 48.11             --                  --           --          18.54%
         Highest contract charges 1.90% Class B         $ 37.31             --                  --           --          16.86%
         All contract charges                                --         18,997          $  653,817         3.59%            --
  2002   Lowest contract charges 0.50% Class B (b)      $ 40.59             --                  --           --         (11.86)%
         Highest contract charges 1.90% Class B         $ 31.93             --                  --           --         (14.37)%
         All contract charges                                --          3,929          $  137,208         2.19%            --

AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (f)       $ 12.96             --                  --           --          13.93%
         Highest contract charge 1.90% Class B (f)      $ 12.44             --                  --           --          12.33%
         All contract charges                                --        450,637          $6,186,804         3.16%            --
  2005   Lowest contract charge 0.50% Class B (f)       $ 11.37             --                  --           --           6.14%
         Highest contract charge 1.90% Class B (f)      $ 11.07             --                  --           --           4.65%
         All contract charges                                --        231,245          $2,819,241         5.28%            --
  2004   Lowest contract charge 0.50% Class B (f)       $ 10.71             --                  --           --           7.46%
         Highest contract charge 1.90% Class B (f)      $ 10.58             --                  --           --           6.13%
         All contract charges                                --         82,739          $  955,400         4.09%            --
  2003   Lowest contract charge 1.25% Class B (i)       $ 10.68             --                  --           --           6.80%
         Highest contract charge 1.70% Class B (i)      $ 10.66             --                  --           --           6.60%
         All contract charges                                --          2,415          $   25,768         2.70%            --

AXA Premier VIP Aggressive Equity
---------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 71.38             --                  --           --           4.59%
         Highest contract charge 1.90% Class B          $ 53.06             --                  --           --           3.12%
         All contract charges                                --          5,287          $  139,296           --             --
  2005   Lowest contract charge 0.50% Class B           $ 68.25             --                  --           --           7.66%
         Highest contract charge 1.90% Class B          $ 51.46             --                  --           --           6.15%
         All contract charges                                --          3,925          $  127,148           --             --
  2004   Lowest contract charge 0.50% Class B           $ 63.39             --                  --           --          11.54%
         Highest contract charge 1.90% Class B          $ 48.47             --                  --           --           9.97%
         All contract charges                                --          3,203          $  119,925           --             --
  2003   Lowest contract charges 0.50% Class B          $ 56.83             --                  --           --          36.82%
         Highest contract charges 1.90% Class B         $ 44.08             --                  --           --          34.92%
         All contract charges                                --          2,180          $  101,344           --             --
  2002   Lowest contract charges 0.50% Class B          $ 41.54             --                  --           --         (29.22)%
         Highest contract charges 1.90% Class B         $ 32.67             --                  --           --         (30.23)%
         All contract charges                                --          1,711          $   60,793         0.01%            --

AXA Premier VIP Core Bond
-------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 12.01             --                  --           --           3.25%
         Highest contract charge 1.90% Class B (a)      $ 11.19             --                  --           --           1.80%
         All contract charges                                --         58,160          $  651,206         4.11%            --
  2005   Lowest contract charge 0.50% Class B (a)       $ 11.63             --                  --           --           1.20%
         Highest contract charge 1.90% Class B (a)      $ 10.99             --                  --           --          (0.18)%
         All contract charges                                --         57,425          $  631,231         3.47%            --
  2004   Lowest contract charge 0.50% Class B (a)       $ 11.49                                                           3.37%
         Highest contract charge 1.90% Class B (a)      $ 11.01             --                  --           --           1.91%
         All contract charges                                --         55,151          $  609,072         3.24%            --
  2003   Lowest contract charge 0.50% Class B (a)       $ 11.11             --                  --           --           3.26%
         Highest contract charge 1.90% Class B (a)      $ 10.80             --                  --           --           1.79%
         All contract charges                                --         47,365          $  516,125         3.67%            --
  2002   Lowest contract charge 0.50% Class B (a)       $ 10.76             --                  --           --           5.39%
         Highest contract charge 1.90% Class B (a)      $ 10.61         19,201          $  204,776         5.63%          4.02%
         All contract charges                                --

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Premier VIP Health Care
---------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 12.61               --               --            --            4.61%
         Highest contract charge 1.90% Class B (a)      $ 11.75               --               --            --            3.14%
         All contract charges                                --           23,416         $290,818          1.05%             --
  2005   Lowest contract charge 0.50% Class B (a)       $ 12.06               --               --            --            6.43%
         Highest contract charge 1.90% Class B (a)      $ 11.39               --               --            --            4.93%
         All contract charges                                --           20,668         $246,216          2.61%             --
  2004   Lowest contract charge 0.50% Class B (a)       $ 11.33               --               --            --           11.57%
         Highest contract charge 1.90% Class B (a)      $ 10.86               --               --            --           10.00%
         All contract charges                                --           17,556         $196,381          4.12%             --
  2003   Lowest contract charge 0.50% Class B (a)       $ 10.16               --               --            --           27.47%
         Highest contract charge 1.90% Class B (a)      $  9.87               --               --            --           25.73%
         All contract charges                                --           11,382         $113,739          1.54%             --
  2002   Lowest contract charge 0.50% Class B (a)       $  7.97               --               --            --          (19.41)%
         Highest contract charge 1.90% Class B (a)      $  7.85               --               --            --          (20.63)%
         All contract charges                                --            3,195         $ 25,215            --              --

AXA Premier VIP High Yield
--------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 38.57               --               --            --            9.38%
         Highest contract charge 1.90% Class B          $ 29.05               --               --            --            7.85%
         All contract charges                                --           46,730         $935,762          6.95%             --
  2005   Lowest contract charge 0.50% Class B           $ 35.26               --               --            --            2.55%
         Highest contract charge 1.90% Class B          $ 26.94               --               --            --            1.11%
         All contract charges                                --           43,908         $877,332          7.68%             --
  2004   Lowest contract charge 0.50% Class B           $ 34.38               --               --            --            8.13%
         Highest contract charge 1.90% Class B          $ 26.64               --               --            --            6.61%
         All contract charges                                --           37,966         $860,727          6.76%             --
  2003   Lowest contract charges 0.50% Class B          $ 31.80               --               --            --           21.93%
         Highest contract charges 1.90% Class B         $ 24.99               --               --            --           20.21%
         All contract charges                                --           25,622         $673,178          7.02%             --
  2002   Lowest contract charges 0.50% Class B          $ 26.08               --               --            --           (3.41)%
         Highest contract charges 1.90% Class B         $ 20.79               --               --            --           (4.76)%
         All contract charges                                --           10,205         $228,627         10.07%             --

AXA Premier VIP International Equity
------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 17.68               --               --            --           24.69%
         Highest contract charge 1.90% Class B (a)      $ 16.48               --               --            --           22.94%
         All contract charges                                --           32,231         $568,482          2.23%             --
  2005   Lowest contract charge 0.50% Class B (a)       $ 14.18               --               --            --           14.87%
         Highest contract charge 1.90% Class B (a)      $ 13.40               --               --            --           13.25%
         All contract charges                                --           23,219         $328,766          4.06%             --
  2004   Lowest contract charge 0.50% Class B (a)       $ 12.35               --               --            --           17.32%
         Highest contract charge 1.90% Class B (a)      $ 11.83               --               --            --           15.67%
         All contract charges                                --           19,713         $242,452          2.40%             --
  2003   Lowest contract charge 0.50% Class B (a)       $ 10.52               --               --            --           33.67%
         Highest contract charge 1.90% Class B (a)      $ 10.23               --               --            --           31.83%
         All contract charges                                --           11,346         $117,579          0.85%             --
  2002   Unit Value 0.50% to 1.90%*                          --               --               --            --              --
         Lowest contract charge 0.50% Class B (a)       $  7.87               --               --            --          (18.61)%
         Highest contract charge 1.90% Class B (a)      $  7.76               --               --            --          (19.75)%
         All contract charges                                --            3,212         $ 25,053            --              --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Premier VIP Large Cap Core Equity
-------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 12.87              --               --            --           13.01%
         Highest contract charge 1.90% Class B (a)      $ 11.99              --               --            --           11.43%
         All contract charges                                --          13,690         $173,297          0.60%             --
  2005   Lowest contract charge 0.50% Class B (a)       $ 11.39              --               --            --            6.20%
         Highest contract charge 1.90% Class B (a)      $ 10.76              --               --            --            4.71%
         All contract charges                                            13,468         $151,342          0.79%             --
  2004   Lowest contract charge 0.50% Class B (a)       $ 10.72              --               --            --            9.13%
         Highest contract charge 1.90% Class B (a)      $ 10.28              --               --            --            7.59%
         All contract charges                                --          12,820         $135,571          2.46%             --
  2003   Lowest contract charge 0.50% Class B (a)       $  9.83              --               --            --           27.46%
         Highest contract charge 1.90% Class B (a)      $  9.55              --               --            --           25.66%
         All contract charges                                --          10,567         $102,131          0.19%             --
  2002   Lowest contract charge 0.50% Class B (a)       $  7.71              --               --            --          (22.59)%
         Highest contract charge 1.90% Class B (a)      $  7.60              --               --            --          (23.69)%
         All contract charges                                --           3,689         $ 28,181          0.49%             --

AXA Premier VIP Large Cap Growth
--------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 10.06              --               --            --          (0.39)%
         Highest contract charge 1.90% Class B (a)      $  9.37              --               --            --          (1.79)%
         All contract charges                                --          30,036         $306,984            --              --
  2005   Lowest contract charge 0.50% Class B (a)       $ 10.10              --               --            --            6.95%
         Highest contract charge 1.90% Class B (a)      $  9.54              --               --            --            5.45%
         All contract charges                                --          28,903         $295,667            --              --
  2004   Lowest contract charge 0.50% Class B (a)       $  9.44              --               --            --            6.13%
         Highest contract charge 1.90% Class B (a)      $  9.05              --               --            --            4.64%
         All contract charges                                --          29,040         $275,157            --              --
  2003   Lowest contract charge 0.50% Class B (a)       $  8.90              --               --            --           30.12%
         Highest contract charge 1.90% Class B (a)      $  8.65              --               --            --           28.15%
         All contract charges                                --          22,496         $197,050            --              --
  2002   Lowest contract charge 0.50% Class B (a)       $  6.84              --               --            --          (30.13)%
         Highest contract charge 1.90% Class B (a)      $  6.75              --               --            --          (30.98)%
         All contract charges                                --           7,258         $ 49,222            --              --

AXA Premier VIP Large Cap Value
-------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 14.99              --               --            --           18.73%
         Highest contract charge 1.90% Class B (a)      $ 13.96              --               --            --           17.06%
         All contract charges                                --          39,025         $577,966          2.82%             --
  2005   Lowest contract charge 0.50% Class B (a)       $ 12.62              --               --            --            6.56%
         Highest contract charge 1.90% Class B (a)      $ 11.93              --               --            --            5.07%
         All contract charges                                --          35,233         $440,121          3.02%             --
  2004   Lowest contract charge 0.50% Class B (a)       $ 11.84              --               --            --           13.85%
         Highest contract charge 1.90% Class B (a)      $ 11.35              --               --            --           12.25%
         All contract charges                                --          29,242         $342,105          6.81%             --
  2003   Lowest contract charge 0.50% Class B (a)       $ 10.40              --               --            --           30.32%
         Highest contract charge 1.90% Class B (a)      $ 10.11              --               --            --           28.63%
         All contract charges                                --          20,239         $206,969          2.87%             --
  2002   Lowest contract charge 0.50% Class B (a)       $  7.98              --               --            --          (18.82)%
         Highest contract charge 1.90% Class B (a)      $  7.86              --               --            --          (20.04)%
         All contract charges                                --           6,974         $ 55,122          1.00%             --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Premier VIP Mid Cap Growth
------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 11.41                --               --          --           9.07%
         Highest contract charge 1.90% Class B (a)      $ 10.63                --               --          --           7.54%
         All contract charges                                --            35,038         $410,676        0.51%            --
  2005   Lowest contract charge 0.50% Class B (a)       $ 10.46                --               --          --           7.84%
         Highest contract charge 1.90% Class B (a)      $  9.88                --               --          --           6.33%
         All contract charges                                --            35,078         $374,043        1.58%            --
  2004   Lowest contract charge 0.50% Class B (a)       $  9.70                --               --          --          11.17%
         Highest contract charge 1.90% Class B (a)      $  9.30                --               --          --           9.61%
         All contract charges                                --            35,482         $346,528        1.55%            --
  2003   Lowest contract charge 0.50% Class B (a)       $  8.72                --               --          --          39.52%
         Highest contract charge 1.90% Class B (a)      $  8.48                --               --          --          37.67%
         All contract charges                                --            28,678         $246,717        1.91%            --
  2002   Lowest contract charge 0.50% Class B (a)       $  6.25                --               --          --         (36.61)%
         Highest contract charge 1.90% Class B (a)      $  6.16                --               --          --         (37.46)%
         All contract charges                                --             8,322         $ 51,568          --             --

AXA Premier VIP Mid Cap Value
-----------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 14.53                --               --          --          14.16%
         Highest contract charge 1.90% Class B (a)      $ 13.54                --               --          --          12.56%
         All contract charges                                --            30,733         $438,437        1.72%            --
  2005   Lowest contract charge 0.50% Class B (a)       $ 12.73                --               --          --           6.81%
         Highest contract charge 1.90% Class B (a)      $ 12.03                --               --          --           5.31%
         All contract charges                                --            29,548         $370,654        6.98%            --
  2004   Lowest contract charge 0.50% Class B (a)       $ 11.92                --               --          --          14.61%
         Highest contract charge 1.90% Class B (a)      $ 11.42                --               --          --          13.00%
         All contract charges                                --            30,025         $353,096        4.10%            --
  2003   Lowest contract charge 0.50% Class B (a)       $ 10.40                --               --          --          39.95%
         Highest contract charge 1.90% Class B (a)      $ 10.11                --               --          --          37.90%
         All contract charges                                --            21,347         $218,393        0.43%            --
  2002   Lowest contract charge 0.50% Class B (a)       $  7.43                --               --          --         (23.64)%
         Highest contract charge 1.90% Class B (a)      $  7.33                --               --          --         (24.59)%
         All contract charges                                --             6,540         $ 48,169          --             --

AXA Premier VIP Technology (g)
------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 11.06                --               --          --           6.76%
         Highest contract charge 1.90% Class B (a)      $ 10.31                --               --          --           5.26%
         All contract charges                                --            24,173         $271,064          --             --
  2005   Lowest contract charge 0.50% Class B (a)       $ 10.36                --               --          --          10.71%
         Highest contract charge 1.90% Class B (a)      $  9.79                --               --          --           9.16%
         All contract charges                                --            24,317         $253,676          --             --
  2004   Lowest contract charge 0.50% Class B (a)       $  9.36                --               --          --           4.46%
         Highest contract charge 1.90% Class B (a)      $  8.97                --               --          --           2.99%
         All contract charges                                --            24,512         $228,436        0.93%            --
  2003   Lowest contract charge 0.50% Class B (a)       $  8.96                --               --          --          56.90%
         Highest contract charge 1.90% Class B (a)      $  8.71                --               --          --          54.71%
         All contract charges                                --             7,597         $ 67,141        4.79%            --
  2002   Lowest contract charge 0.50% Class B (a)       $  5.71                --               --          --         (44.02)%
         Highest contract charge 1.90% Class B (a)      $  5.63                --               --          --         (44.75)%
         All contract charges                                --             2,311         $ 13,072          --             --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 348.26              --                --           --         10.14%
         Highest contract charge 1.90% Class B          $ 224.77              --                --           --          8.59%
         All contract charges                                 --          44,440        $1,355,393         1.20%           --
  2005   Lowest contract charge 0.50% Class B           $ 316.20              --                --           --          3.78%
         Highest contract charge 1.90% Class B          $ 206.99              --                --           --          2.33%
         All contract charges                                 --          36,983        $1,277,968         0.84%           --
  2004   Lowest contract charge 0.50% Class B           $ 304.68              --                --           --         13.55%
         Highest contract charge 1.90% Class B          $ 202.28              --                --           --         11.95%
         All contract charges                                 --          23,045        $1,197,777         1.05%
  2003   Lowest contract charges 0.50% Class B          $ 268.33              --                --           --         48.81%
         Highest contract charges 1.90% Class B         $ 180.69              --                --           --         46.72%
         All contract charges                                 --           5,325        $  877,988         1.30%           --
  2002   Lowest contract charges 0.50% Class B          $ 180.32              --                --           --        (33.67)%
         Highest contract charges 1.90% Class B         $ 123.15              --                --           --        (34.61)%
         All contract charges                                 --           3,226        $  453,046         0.05%           --

EQ/AllianceBernstein Growth and Income
--------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $  38.57              --                --           --         17.95%
         Highest contract charge 1.90% Class B (a)      $  31.97              --                --           --         16.30%
         All contract charges                                 --          41,060        $  895,139         1.42%           --
  2005   Lowest contract charge 0.50% Class B (a)       $  32.70              --                --           --          4.98%
         Highest contract charge 1.90% Class B (a)      $  27.49              --                --           --          3.50%
         All contract charges                                 --          37,992        $  759,475         1.07%           --
  2004   Lowest contract charge 0.50% Class B (a)       $  31.15              --                --           --         11.83%
         Highest contract charge 1.90% Class B (a)      $  26.56              --                --           --         10.26%
         All contract charges                                 --          29,768        $  651,421         1.62%           --
  2003   Lowest contract charges 0.50% Class B (a)      $  27.85              --                --           --         29.80%
         Highest contract charges 1.90% Class B (a)     $  24.09              --                --           --         27.93%
         All contract charges                                 --          17,280        $  427,793         1.61%           --
         Lowest contract charges 0.50% Class B (a)      $  21.46              --                --           --        (20.16)%
  2002   Highest contract charges 1.90% Class B (a)     $  18.83              --                --           --        (21.21)%
         All contract charges                                 --           5,280        $  104,247         2.86%           --

EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $  21.69              --                --           --          2.61%
         Highest contract charge 1.90% Class B (a)      $  17.35              --                --           --          1.17%
         All contract charges                                 --          18,923        $  295,751         3.88%           --
  2005   Lowest contract charge 0.50% Class B (a)       $  21.14              --                --           --          0.73%
         Highest contract charge 1.90% Class B (a)      $  17.15              --                --           --         (0.68)%
         All contract charges                                 --          20,170        $  320,909         3.41%           --
  2004   Lowest contract charge 0.50% Class B (a)       $  20.98              --                --           --          1.43%
         Highest contract charge 1.90% Class B (a)      $  17.27              --                --           --            --
         All contract charges                                 --          20,300        $  340,096         3.02%           --
  2003   Lowest contract charges 0.50% Class B (a)      $  20.69              --                --           --          1.61%
         Highest contract charges 1.90% Class B (a)     $  17.27              --                --           --          0.22%
         All contract charges                                 --          17,987        $  328,020         4.49%           --
  2002   Lowest contract charges 0.50% Class B (a)      $  20.36              --                --           --          8.41%
         Highest contract charges 1.90% Class B (a)     $  17.23              --                --           --          7.22%
         All contract charges                                 --          10,061        $  183,406        10.01%           --

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/AllianceBernstein International (k)(l)
-----------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B            $ 20.38              --               --            --          22.90%
         Highest contract charge 1.90% Class B (a)       $ 17.25              --               --            --          21.18%
         All contract charges                                 --          50,659         $919,120          1.53%            --
  2005   Lowest contract charge 0.50% Class B            $ 16.58              --               --            --          14.72%
         Highest contract charge 1.90% Class B (a)       $ 14.24              --               --            --          13.11%
         All contract charges                                 --          39,214         $585,935          1.67%            --
  2004   Lowest contract charge 0.50% Class B            $ 14.45              --               --            --          17.58%
         Highest contract charge 1.90% Class B (a)       $ 12.59              --               --            --          15.93%
         All contract charges                                 --          28,144         $371,190          2.10%            --
  2003   Lowest contract charges 0.50% Class B           $ 12.29              --               --            --          34.47%
         Highest contract charges 1.90% Class B (a)      $ 10.86              --               --            --          32.60%
         All contract charges                                 --          20,522         $232,935          2.53%            --
  2002   Lowest contract charges 0.50% Class B           $  9.14              --               --            --          (9.33)%
         Highest contract charges 1.90% Class B (a)      $  8.19              --               --            --         (10.49)%
         All contract charges                                 --           3,406         $ 29,069            --             --

EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B            $  7.47              --               --            --          (1.04)%
         Highest contract charge 1.90% Class B           $  6.70              --               --            --          (2.43)%
         All contract charges                                 --          49,049         $384,363            --             --
  2005   Lowest contract charge 0.50% Class B            $  7.55              --               --            --          14.36%
         Highest contract charge 1.90% Class B           $  6.86              --               --            --          12.75%
         All contract charges                                 --          53,599         $409,334            --             --
  2004   Lowest contract charge 0.50% Class B            $  6.60              --               --            --           7.84%
         Highest contract charge 1.90% Class B           $  6.09              --               --            --           6.32%
         All contract charges                                 --          54,060         $349,068            --             --
  2003   Lowest contract charges 0.50% Class B           $  6.12              --               --            --          22.65%
         Highest contract charges 1.90% Class B          $  5.73              --               --            --          20.89%
         All contract charges                                 --          55,750         $326,649            --             --
  2002   Lowest contract charges 0.50% Class B           $  4.99              --               --            --         (31.55)%
         Highest contract charges 1.90% Class B          $  4.74              --               --            --         (32.48)%
         All contract charges                                 --          48,237         $232,039            --             --

EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B            $ 18.35              --               --            --           3.30%
         Highest contract charge 1.90% Class B           $ 15.21              --               --            --           1.85%
         All contract charges                                 --          27,600         $371,451          4.04%            --
  2005   Lowest contract charge 0.50% Class B            $ 17.77              --               --            --           1.49%
         Highest contract charge 1.90% Class B           $ 14.94              --               --            --           0.07%
         All contract charges                                 --          25,641         $349,668          3.92%            --
  2004   Lowest contract charge 0.50% Class B            $ 17.51              --               --            --           3.23%
         Highest contract charge 1.90% Class B           $ 14.93              --               --            --           1.78%
         All contract charges                                 --          21,465         $310,126          4.04%            --
  2003   Lowest contract charges 0.50% Class B           $ 16.96              --               --            --           3.03%
         Highest contract charges 1.90% Class B          $ 14.67              --               --            --           1.59%
         All contract charges                                 --          16,832         $258,083          3.43%            --
  2002   Lowest contract charges 0.50% Class B           $ 16.46              --               --            --           5.92%
         Highest contract charges 1.90% Class B          $ 14.44              --               --            --           4.49%
         All contract charges                                 --           5,930         $ 89,679          7.92%            --

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/AllianceBernstein Small Cap Growth (d)
-----------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 19.74               --                --           --            8.46%
         Highest contract charge 1.90% Class B          $ 17.22               --                --           --            6.94%
         All contract charges                                --           29,035        $  479,583           --              --
  2005   Lowest contract charge 0.50% Class B           $ 18.20               --                --           --           10.95%
         Highest contract charge 1.90% Class B          $ 16.10               --                --           --            9.40%
         All contract charges                                --           28,133        $  443,581           --              --
  2004   Lowest contract charge 0.50% Class B           $ 16.41               --                --           --           13.41%
         Highest contract charge 1.90% Class B          $ 14.72               --                --           --           11.82%
         All contract charges                                --           27,198        $  400,895           --              --
  2003   Lowest contract charges 0.50% Class B          $ 14.47               --                --           --           40.21%
         Highest contract charges 1.90% Class B         $ 13.16               --                --           --           38.25%
         All contract charges                                --           24,622        $  333,931           --              --
  2002   Lowest contract charges 0.50% Class B          $ 10.32               --                --           --          (30.55)%
         Highest contract charges 1.90% Class B         $  9.52               --                --           --          (31.56)%
         All contract charges                                --           16,457        $  160,910           --              --

EQ/AllianceBernstein Value
--------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 19.39               --                --           --           20.78%
         Highest contract charge 1.90% Class B          $ 17.07               --                --           --           19.09%
         All contract charges                                --          110,933        $1,850,638         1.64%             --
  2005   Lowest contract charge 0.50% Class B           $ 16.05               --                --           --            4.91%
         Highest contract charge 1.90% Class B          $ 14.33               --                --           --            3.44%
         All contract charges                                --          101,618        $1,439,640         1.18%             --
  2004   Lowest contract charge 0.50% Class B           $ 15.30               --                --           --           12.88%
         Highest contract charge 1.90% Class B          $ 13.86               --                --           --           11.29%
         All contract charges                                --           91,811        $1,278,595         1.46%             --
  2003   Lowest contract charges 0.50% Class B          $ 13.56               --                --           --           28.17%
         Highest contract charges 1.90% Class B         $ 12.45               --                --           --           26.28%
         All contract charges                                --           70,973        $  907,823         1.69%             --
  2002   Lowest contract charges 0.50% Class B          $ 10.58               --                --           --          (14.05)%
         Highest contract charges 1.90% Class B         $  9.86               --                --           --          (15.29)%
         All contract charges                                --           36,996        $  373,343         1.59%             --

EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (n)       $ 11.48               --                --           --           10.61%
         Highest contract charge 1.90% Class B (n)      $ 11.29               --                --           --            9.06%
         All contract charges                                --            2,735        $   31,030         1.21%             --
  2005   Lowest contract charge 0.50% Class B (n)       $ 10.38               --                --           --            3.83%
         Highest contract charge 1.90% Class B (n)      $ 10.35               --                --           --            3.49%
         All contract charges                                --              510        $    5,276         1.00%             --

EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------
         Unit Value 1.20% to 1.70%
  2006   Lowest contract charge 1.20% Class B (f)       $ 10.82               --                --           --            0.23%
         Highest contract charge 1.70% Class B (i)      $ 10.91               --                --           --          ( 0.27)%
         All contract charges                                --           13,017        $  142,226         2.84%             --
  2005   Lowest contract charge 1.20% Class B (f)       $ 10.79               --                --           --            6.22%
         Highest contract charge 1.70% Class B (i)      $ 10.94               --                --           --            5.69%
         All contract charges                                --           11,318        $  123,394           --              --
  2004   Lowest contract charge 1.20% Class B (f)       $ 10.16               --                --           --            1.27%
         Highest contract charge 1.70% Class B (i)      $ 10.35               --                --           --            1.87%
         All contract charges                                --            3,869        $   39,780           --              --

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/AXA Rosenberg Value Long/Short Equity (Continued)
----------------------------------------------------
  2003   Lowest contract charge 1.25% Class B (i)       $ 10.17               --               --            --            1.72%
         Highest contract charge 1.70% Class B (i)      $ 10.16               --               --            --            1.60%
         All contract charges                                --               95         $    966            --              --

EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)       $  7.26               --               --            --           15.39%
         Highest contract charge 1.90% Class B (h)      $  6.48               --               --            --           13.77%
         All contract charges                                --           30,079         $198,213          2.39%             --
  2005   Lowest contract charge 0.50% Class B (h)       $  6.30               --               --            --            5.62%
         Highest contract charge 1.90% Class B (h)      $  5.69               --               --            --            4.14%
         All contract charges                                --           22,950         $135,055          2.19%             --
  2004   Lowest contract charge 0.50% Class B (h)       $  5.96               --               --            --            9.05%
         Highest contract charge 1.90% Class B (h)      $  5.47               --               --            --            8.76%
         All contract charges                                --            3,003         $ 16,894          3.71%             --

EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $  9.63               --               --            --            4.70%
         Highest contract charge 1.90% Class B          $  8.68               --               --            --            3.24%
         All contract charges                                --            5,169         $ 54,129            --              --
  2005   Lowest contract charge 0.50% Class B           $  9.20               --               --            --            8.20%
         Highest contract charge 1.90% Class B          $  8.40               --               --            --            6.68%
         All contract charges                                --            4,883         $ 47,467            --              --
  2004   Lowest contract charge 0.50% Class B           $  8.50               --               --            --            3.07%
         Highest contract charge 1.90% Class B          $  7.88               --               --            --            1.62%
         All contract charges                                --            3,656         $ 31,705            --              --
  2003   Lowest contract charges 0.50% Class B          $  8.25               --               --            --           27.31%
         Highest contract charges 1.90% Class B         $  7.75               --               --            --           25.41%
         All contract charges                                --            2,756         $ 21,924            --              --
  2002   Lowest contract charges 0.50% Class B          $  6.48               --               --            --          (26.78)%
         Highest contract charges 1.90% Class B         $  6.18               --               --            --          (27.80)%
         All contract charges                                --              731         $  4,578            --              --

EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 14.25               --               --            --            6.87%
         Highest contract charge 1.90% Class B          $ 12.42               --               --            --            5.37%
         All contract charges                                --           30,418         $380,312          0.18%             --
  2005   Lowest contract charge 0.50% Class B           $ 13.33               --               --            --            4.58%
         Highest contract charge 1.90% Class B          $ 11.79               --               --            --            3.12%
         All contract charges                                --           23,591         $283,809          0.21%             --
  2004   Lowest contract charge 0.50% Class B           $ 12.75               --               --            --            5.01%
         Highest contract charge 1.90% Class B          $ 11.44               --               --            --            3.53%
         All contract charges                                --           20,651         $244,375          0.51%             --
  2003   Lowest contract charges 0.50% Class B          $ 12.14               --               --            --           23.38%
         Highest contract charges 1.90% Class B         $ 11.05               --               --            --           21.70%
         All contract charges                                --           22,285         $254,404          0.13%             --
  2002   Lowest contract charges 0.50% Class B          $  9.84               --               --            --          (26.73)%
         Highest contract charges 1.90% Class B         $  9.08               --               --            --          (27.76)%
         All contract charges                                --           20,819         $194,509          0.10%             --

EQ/Capital Guardian International
---------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 15.51               --               --            --           18.65%
         Highest contract charge 1.90% Class B          $ 13.91               --               --            --           16.99%
         All contract charges                                --           62,676         $973,881          1.38%             --

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Capital Guardian International (Continued)
---------------------------------------------
  2005   Lowest contract charge 0.50% Class B           $ 13.07              --               --            --         16.51%
         Highest contract charge 1.90% Class B          $ 11.89              --               --            --         14.91%
         All contract charges                                --          56,000         $728,289          1.54%           --
  2004   Lowest contract charge 0.50% Class B           $ 11.22              --               --            --         13.04%
         Highest contract charge 1.90% Class B          $ 10.35              --               --            --         11.45%
         All contract charges                                --          49,365         $543,898          1.64%           --
  2003   Lowest contract charges 0.50% Class B          $  9.92              --               --            --         31.91%
         Highest contract charges 1.90% Class B         $  9.29              --               --            --         30.11%
         All contract charges                                --          34,025         $323,809          1.54%           --
  2002   Lowest contract charges 0.50% Class B          $  7.52              --               --            --        (15.51)%
         Highest contract charges 1.90% Class B         $  7.14              --               --            --        (16.69)%
         All contract charges                                --          15,843         $114,882          1.42%           --

EQ/Capital Guardian Research (e)
--------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 13.96              --               --            --         11.50%
         Highest contract charge 1.90% Class B          $ 12.53              --               --            --          9.93%
         All contract charges                                --          56,224         $739,096          0.56%           --
  2005   Lowest contract charge 0.50% Class B           $ 12.52              --               --            --          5.53%
         Highest contract charge 1.90% Class B          $ 11.40              --               --            --          4.05%
         All contract charges                                --          59,370         $704,554          0.56%           --
  2004   Lowest contract charge 0.50% Class B           $ 11.87              --               --            --         10.35%
         Highest contract charge 1.90% Class B          $ 10.95              --               --            --          8.80%
         All contract charges                                --          61,357         $694,282          0.67%           --
  2003   Lowest contract charges 0.50% Class B          $ 10.76              --               --            --         30.90%
         Highest contract charges 1.90% Class B         $ 10.07              --               --            --         29.10%
         All contract charges                                --          54,622         $562,488          0.48%           --
  2002   Lowest contract charges 0.50% Class B          $  8.22              --               --            --        (25.07)%
         Highest contract charges 1.90% Class B         $  7.80              --               --            --        (26.14)%
         All contract charges                                --          40,818         $324,026          0.43%           --

EQ/Capital Guardian U.S. Equity (c)
-----------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 13.44              --               --            --          9.41%
         Highest contract charge 1.90% Class B          $ 12.05              --               --            --          7.88%
         All contract charges                                --          77,194         $984,193          1.27%           --
  2005   Lowest contract charge 0.50% Class B           $ 12.28              --               --            --          5.43%
         Highest contract charge 1.90% Class B          $ 11.17              --               --            --          3.96%
         All contract charges                                --          77,247         $905,335          0.54%           --
  2004   Lowest contract charge 0.50% Class B           $ 11.65              --               --            --          8.78%
         Highest contract charge 1.90% Class B          $ 10.75              --               --            --          7.25%
         All contract charges                                --          73,991         $825,881          0.53%           --
  2003   Lowest contract charges 0.50% Class B          $ 10.71              --               --            --         35.74%
         Highest contract charges 1.90% Class B         $ 10.02              --               --            --         33.78%
         All contract charges                                --          56,813         $583,096          0.39%           --
  2002   Lowest contract charges 0.50% Class B          $  7.89              --               --            --        (24.06)%
         Highest contract charges 1.90% Class B         $  7.49              --               --            --        (25.10)%
         All contract charges                                --          24,868         $189,328          0.42%           --

EQ/Caywood-Scholl High Yield Bond Equity
----------------------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (m)       $ 11.23              --               --            --          7.42%
         Highest contract charge 1.90% Class B (m)      $ 10.97              --               --            --          5.92%
         All contract charges                                --          10,025         $103,369          7.96%           --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.46              --               --            --          4.56%
         Highest contract charge 1.90% Class B (m)      $ 10.36              --               --            --          3.58%
         All contract charges                                --           3,193         $ 33,180         15.00%           --

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 10.88              --                 --           --           8.76%
         Highest contract charge 1.90% Class B (p)      $ 10.83              --                 --           --           8.29%
         All contract charges                                --           5,631         $   61,054         0.75%            --

EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 33.46              --                 --           --          14.52%
         Highest contract charge 1.90% Class B          $ 27.90              --                 --           --          12.91%
         All contract charges                                --          76,302         $1,640,567         1.54%            --
  2005   Lowest contract charge 0.50% Class B           $ 29.22              --                 --           --           3.88%
         Highest contract charge 1.90% Class B          $ 24.71              --                 --           --           2.42%
         All contract charges                                --          76,052         $1,537,157         1.35%            --
  2004   Lowest contract charge 0.50% Class B           $ 28.13              --                 --           --           9.68%
         Highest contract charge 1.90% Class B          $ 24.12              --                 --           --           8.14%
         All contract charges                                --          67,829         $1,471,224         1.53%            --
  2003   Lowest contract charges 0.50% Class B          $ 25.65              --                 --           --          27.21%
         Highest contract charges 1.90% Class B         $ 22.31              --                 --           --          25.40%
         All contract charges                                --          50,505         $1,166,468         1.51%            --
  2002   Lowest contract charges 0.50% Class B          $ 20.16              --                 --           --         (22.79)%
         Highest contract charges 1.90% Class B         $ 17.79              --                 --           --         (23.88)%
         All contract charges                                --          30,324         $  561,948         1.04%            --

EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (n)       $ 10.05              --                 --           --           2.90%
         Highest contract charge 1.90% Class B (n)      $  9.88              --                 --           --           1.46%
         All contract charges                                --           8,137         $   80,817         0.43%            --
  2005   Lowest contract charge 0.50% Class B (n)       $  9.77              --                 --           --         (2.31)%
         Highest contract charge 1.90% Class B (n)      $  9.74              --                 --           --         (2.63)%
         All contract charges                                --             659         $    6,422           --             --

EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $  9.55              --                 --           --           5.34%
         Highest contract charge 1.90% Class B          $  8.53              --                 --           --           3.86%
         All contract charges                                --          13,748         $  141,667         2.13%            --
  2005   Lowest contract charge 0.50% Class B           $  9.07              --                 --           --           3.44%
         Highest contract charge 1.90% Class B          $  8.21              --                 --           --           1.99%
         All contract charges                                --          15,270         $  147,725         0.04%            --
  2004   Lowest contract charge 0.50% Class B           $  8.77              --                 --           --           6.51%
         Highest contract charge 1.90% Class B          $  8.05              --                 --           --           5.01%
         All contract charges                                --          15,623         $  142,569         0.35%            --
  2003   Lowest contract charges 0.50% Class B          $  8.23              --                 --           --          37.40%
         Highest contract charges 1.90% Class B         $  7.67              --                 --           --          35.51%
         All contract charges                                --           9,822         $   78,212           --             --
  2002   Lowest contract charges 0.50% Class B          $  5.99              --                 --           --         (24.37)%
         Highest contract charges 1.90% Class B         $  5.66              --                 --           --         (25.43)%
         All contract charges                                --           2,262         $   13,052           --             --

EQ/FI Mid Cap
-------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 13.58              --                 --           --          10.97%
         Highest contract charge 1.90% Class B          $ 12.41              --                 --           --           9.41%
         All contract charges                                --          72,246         $  989,519         3.28%            --
  2005   Lowest contract charge 0.50% Class B           $ 12.23              --                 --           --           5.84%
         Highest contract charge 1.90% Class B          $ 11.35              --                 --           --           4.35%
         All contract charges                                --          70,729         $  867,602         7.65%            --

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/FI Mid Cap (Continued)
-------------------------
  2004   Lowest contract charge 0.50% Class B           $ 11.56               --               --            --          15.45%
         Highest contract charge 1.90% Class B          $ 10.87               --               --            --          13.82%
         All contract charges                                --           64,623         $740,923          2.53%            --
  2003   Lowest contract charges 0.50% Class B          $ 10.01               --               --            --          42.80%
         Highest contract charges 1.90% Class B         $  9.55               --               --            --          40.88%
         All contract charges                                --           49,567         $483,002            --             --
  2002   Lowest contract charges 0.50% Class B          $  7.01               --               --            --         (18.87)%
         Highest contract charges 1.90% Class B         $  6.78               --               --            --         (20.05)%
         All contract charges                                --           18,844         $129,102          0.01%            --

EQ/FI Mid Cap Value
-------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 19.07               --               --            --          11.92%
         Highest contract charge 1.90% Class B          $ 16.63               --               --            --          10.35%
         All contract charges                                --           57,023         $948,678          0.31%            --
  2005   Lowest contract charge 0.50% Class B           $ 17.04               --               --            --          10.77%
         Highest contract charge 1.90% Class B          $ 15.07               --               --            --           9.21%
         All contract charges                                --           54,946         $832,305          4.89%            --
  2004   Lowest contract charge 0.50% Class B           $ 15.38               --               --            --          17.26%
         Highest contract charge 1.90% Class B          $ 13.80               --               --            --          15.61%
         All contract charges                                --           46,228         $648,657          2.63%
  2003   Lowest contract charges 0.50% Class B          $ 13.12               --               --            --          32.65%
         Highest contract charges 1.90% Class B         $ 11.94               --               --            --          30.78%
         All contract charges                                --           35,841         $441,408          0.48%            --
  2002   Lowest contract charges 0.50% Class B          $  9.89               --               --            --             --
         Highest contract charges 1.90% Class B         $  9.13               --               --            --         (16.32)%
         All contract charges                                --           18,536         $173,781          0.70%            --

EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 10.46               --               --            --           4.56%
         Highest contract charge 1.90% Class B (p)      $ 10.41               --               --            --           4.11%
         All contract charges                                --           12,757         $132,983          2.34%            --

EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 10.85               --               --            --           8.50%
         Highest contract charge 1.90% Class B (p)      $ 10.80               --               --            --           8.03%
         All contract charges                                --            1,481         $ 16,022          0.54%            --

EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $ 11.79               --               --            --          11.65%
         Highest contract charge 1.90% Class B (m)      $ 11.52               --               --            --          10.08%
         All contract charges                                --            7,462         $ 86,530          6.34%            --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.56               --               --            --           5.64%
         Highest contract charge 1.90% Class B (m)      $ 10.46               --               --            --           4.65%
         All contract charges                                --            2,307         $ 24,225          5.28%            --

EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)       $ 32.21               --               --            --          18.24%
         Highest contract charge 1.90% Class B (h)      $ 24.81               --               --            --          16.58%
         All contract charges                                --            8,969         $243,842          1.60%            --
  2005   Lowest contract charge 0.50% Class B (h)       $ 27.24               --               --            --           3.80%
         Highest contract charge 1.90% Class B (h)      $ 21.28               --               --            --           2.34%
         All contract charges                                --            5,611         $129,461          1.01%            --

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                      Units value        (000's)          (000's)    Income ratio**    Return***
                                                     ------------- ------------------- ------------ ---------------- ------------
EQ/GAMCO Small Company Value (Continued)
----------------------------------------
  2004   Lowest contract charge 0.50% Class B (h)       $ 26.24               --                --           --          13.51%
         Highest contract charge 1.90% Class B (h)      $ 20.79               --                --           --          13.22%
         All contract charges                                --              797        $   17,882         0.39%

EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $ 14.46               --                --           --          25.01%
         Highest contract charge 1.90% Class B (m)      $ 14.12               --                --           --          23.26%
         All contract charges                                --            6,096        $   83,819         1.21%            --
  2005   Lowest contract charge 0.50% Class B (m)       $ 11.56               --                --           --          15.64%
         Highest contract charge 1.90% Class B (m)      $ 11.46               --                --           --          14.56%
         All contract charges                                --            1,394        $   16,015         2.07%            --

EQ/Janus Large Cap Growth
-------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $  6.72               --                --           --           0.68%
         Highest contract charge 1.90% Class B          $  6.14               --                --           --          (0.73)%
         All contract charges                                --           28,965        $  217,850           --             --
  2005   Lowest contract charge 0.50% Class B           $  6.67               --                --           --           6.75%
         Highest contract charge 1.90% Class B          $  6.19               --                --           --           5.25%
         All contract charges                                --           31,429        $  227,980           --             --
  2004   Lowest contract charge 0.50% Class B           $  6.25               --                --           --          11.59%
         Highest contract charge 1.90% Class B          $  5.88               --                --           --          10.02%
         All contract charges                                --           30,303        $  194,427         0.26%            --
  2003   Lowest contract charges 0.50% Class B          $  5.60               --                --           --          25.28%
         Highest contract charges 1.90% Class B         $  5.34               --                --           --          23.33%
         All contract charges                                --           28,669        $  156,361           --             --
  2002   Lowest contract charges 0.50% Class B          $  4.47               --                --           --         (30.70)%
         Highest contract charges 1.90% Class B         $  4.33               --                --           --         (31.60)%
         All contract charges                                --           19,297        $   84,342           --             --

EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 15.48               --                --           --           3.54%
         Highest contract charge 1.90% Class B          $ 13.63               --                --           --           2.09%
         All contract charges                                --           99,116        $1,260,924         4.37%            --
  2005   Lowest contract charge 0.50% Class B           $ 14.95               --                --           --           1.71%
         Highest contract charge 1.90% Class B          $ 13.35               --                --           --           0.28%
         All contract charges                                --           93,448        $1,190,350         3.56%            --
  2004   Lowest contract charge 0.50% Class B           $ 14.70               --                --           --           3.58%
         Highest contract charge 1.90% Class B          $ 13.31               --                --           --           2.12%
         All contract charges                                --           80,724        $1,064,120         4.15%
  2003   Lowest contract charges 0.50% Class B          $ 14.19               --                --           --           2.84%
         Highest contract charges 1.90% Class B         $ 13.04               --                --           --           1.48%
         All contract charges                                --           72,059        $  963,308         3.72%            --
  2002   Lowest contract charges 0.50% Class B          $ 13.80               --                --           --           9.09%
         Highest contract charges 1.90% Class B         $ 12.85               --                --           --           7.44%
         All contract charges                                --           51,512        $  676,993         5.39%            --

EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 17.46               --                --           --          19.78%
         Highest contract charge 1.90% Class B          $ 15.22               --                --           --          18.10%
         All contract charges                                --           31,332        $  492,862         4.27%            --
  2005   Lowest contract charge 0.50% Class B           $ 14.58               --                --           --           3.41%
         Highest contract charge 1.90% Class B          $ 12.89               --                --           --           1.95%
         All contract charges                                --           35,102        $  468,128         1.50%            --

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ------------
EQ/JPMorgan Value Opportunities (Continued)
-------------------------------------------
  2004   Lowest contract charge 0.50% Class B           $ 14.10               --                --           --           10.33%
         Highest contract charge 1.90% Class B          $ 12.64               --                --           --            8.78%
         All contract charges                                --           38,178        $  499,166         1.28%             --
  2003   Lowest contract charges 0.50% Class B          $ 12.78               --                --           --           26.16%
         Highest contract charges 1.90% Class B         $ 11.62               --                --           --           24.41%
         All contract charges                                --           39,281        $  471,766         1.42%             --
  2002   Lowest contract charges 0.50% Class B          $ 10.13               --                --           --          (19.41)%
         Highest contract charges 1.90% Class B         $  9.34               --                --           --          (20.65)%
         All contract charges                                --           36,586        $  351,427         1.36%             --

EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (n)       $ 11.33               --                --           --            6.30%
         Highest contract charge 1.90% Class B (n)      $ 11.14               --                --           --            4.81%
         All contract charges                                --           15,831        $  177,206         0.05%             --
  2005   Lowest contract charge 0.50% Class B (n)       $ 10.66               --                --           --            6.62%
         Highest contract charge 1.90% Class B (n)      $ 10.63               --                --           --            6.26%
         All contract charges                                --            2,464        $   26,219         0.13%             --

EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (m)       $ 10.19               --                --           --            1.31%
         Highest contract charge 1.90% Class B (m)      $  9.95               --                --           --          (0.11)%
         All contract charges                                --            8,360        $   83,248         5.01%             --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.06               --                --           --            0.56%
         Highest contract charge 1.90% Class B (m)      $  9.96               --                --           --          (0.38)%
         All contract charges                                --            4,300        $   42,957         5.08%             --

EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (m)       $ 12.43               --                --           --           16.63%
         Highest contract charge 1.90% Class B (m)      $ 12.14               --                --           --           14.99%
         All contract charges                                --           11,071        $  135,386         1.21%             --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.66               --                --           --            6.59%
         Highest contract charge 1.90% Class B (m)      $ 10.56               --                --           --            5.59%
         All contract charges                                --            3,072        $   32,532         1.42%             --

EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (m)       $ 11.91               --                --           --           12.13%
         Highest contract charge 1.90% Class B (m)      $ 11.63               --                --           --           10.56%
         All contract charges                                --            4,229        $   49,544         1.21%             --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.62               --                --           --            6.21%
         Highest contract charge 1.90% Class B (m)      $ 10.52               --                --           --            5.22%
         All contract charges                                --            2,022        $   21,339         0.84%             --

EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (m)       $ 12.54               --                --           --           11.87%
         Highest contract charge 1.90% Class B (m)      $ 12.25               --                --           --           10.30%
         All contract charges                                --           17,475        $  215,636         1.22%             --
  2005   Lowest contract charge 0.50% Class B (m)       $ 11.21               --                --           --           12.11%
         Highest contract charge 1.90% Class B (m)      $ 11.11               --                --           --           11.07%
         All contract charges                                --            9,142        $  101,817         1.70%             --

EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 17.20               --                --           --            8.78%
         Highest contract charge 1.90% Class B          $ 15.95               --                --           --            7.25%
         All contract charges                                --          110,995        $1,644,626         0.73%             --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Marsico Focus (Continued)
----------------------------
  2005   Lowest contract charge 0.50% Class B           $ 15.82               --                --           --           10.15%
         Highest contract charge 1.90% Class B          $ 14.88               --                --           --            8.61%
         All contract charges                                --           91,026        $1,281,504           --              --
  2004   Lowest contract charge 0.50% Class B           $ 14.36               --                --           --            9.96%
         Highest contract charge 1.90% Class B          $ 13.70               --                --           --            8.41%
         All contract charges                                --           69,842        $  931,060           --              --
  2003   Lowest contract charges 0.50% Class B          $ 13.06               --                --           --           30.45%
         Highest contract charges 1.90% Class B         $ 12.63               --                --           --           28.62%
         All contract charges                                --           50,777        $  646,010           --              --
  2002   Lowest contract charges 0.50% Class B          $ 10.01               --                --           --          (11.96)%
         Highest contract charges 1.90% Class B         $  9.82               --                --           --          (13.25)%
         All contract charges                                --           11,834        $  116,998         0.04%             --

EQ/Mercury Basic Value Equity
-----------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (b)       $ 26.27               --                --           --           20.31%
         Highest contract charge 1.90% Class B          $ 22.91               --                --           --           18.62%
         All contract charges                                --           44,747        $  846,668         2.90%             --
  2005   Lowest contract charge 0.50% Class B (b)       $ 21.84               --                --           --            2.44%
         Highest contract charge 1.90% Class B          $ 19.32               --                --           --            1.00%
         All contract charges                                --           43,949        $  723,084         1.38%             --
  2004   Lowest contract charge 0.50% Class B (b)       $ 21.32               --                --           --           10.02%
         Highest contract charge 1.90% Class B          $ 19.12               --                --           --            8.47%
         All contract charges                                --           40,543        $  701,451         2.37%
  2003   Lowest contract charges 0.50% Class B (b)      $ 19.38               --                --           --           30.58%
         Highest contract charges 1.90% Class B         $ 17.63               --                --           --           28.69%
         All contract charges                                --           25,890        $  466,739         0.68%             --
  2002   Lowest contract charges 0.50% Class B (b)      $ 14.84               --                --           --          (17.09)%
         Highest contract charges 1.90% Class B         $ 13.70               --                --           --          (18.26)%
         All contract charges                                --           13,004        $  183,216         1.18%             --

EQ/Mercury International Value
------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 24.88               --                --           --           25.06%
         Highest contract charge 1.90% Class B          $ 21.70               --                --           --           23.30%
         All contract charges                                --           51,776        $1,057,795         3.58%             --
  2005   Lowest contract charge 0.50% Class B           $ 19.90               --                --           --           10.28%
         Highest contract charge 1.90% Class B          $ 17.60               --                --           --            8.74%
         All contract charges                                --           44,488        $  754,971         1.84%             --
  2004   Lowest contract charge 0.50% Class B           $ 18.04               --                --           --           21.04%
         Highest contract charge 1.90% Class B          $ 16.18               --                --           --           19.33%
         All contract charges                                --           34,210        $  557,170         1.66%
  2003   Lowest contract charges 0.50% Class B          $ 14.90               --                --           --           27.35%
         Highest contract charges 1.90% Class B         $ 13.56               --                --           --           25.56%
         All contract charges                                --           29,705        $  415,925         2.52%             --
  2002   Lowest contract charges 0.50% Class B          $ 11.70               --                --           --          (17.02)%
         Highest contract charges 1.90% Class B         $ 10.80               --                --           --          (18.18)%
         All contract charges                                --           23,303        $  258,604         0.64%             --

EQ/MFS Emerging Growth Companies
--------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 16.39               --                --           --            7.24%
         Highest contract charge 1.90% Class B          $ 14.30               --                --           --            5.74%
         All contract charges                                --           18,659        $  269,728           --              --
  2005   Lowest contract charge 0.50% Class B           $ 15.29               --                --           --            8.48%
         Highest contract charge 1.90% Class B          $ 13.52               --                --           --            6.96%
         All contract charges                                --           19,808        $  272,973           --              --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/MFS Emerging Growth Companies (Continued)
--------------------------------------------
  2004   Lowest contract charge 0.50% Class B           $ 14.09               --               --            --           12.06%
         Highest contract charge 1.90% Class B          $ 12.64               --               --            --           10.48%
         All contract charges                                --           20,997         $272,395            --              --
  2003   Lowest contract charges 0.50% Class B          $ 12.58               --               --            --           28.76%
         Highest contract charges 1.90% Class B         $ 11.44               --               --            --           26.84%
         All contract charges                                --           21,351         $252,025            --              --
  2002   Lowest contract charges 0.50% Class B          $  9.77               --               --            --          (34.70)%
         Highest contract charges 1.90% Class B         $  9.02               --               --            --          (35.57)%
         All contract charges                                --           20,399         $188,909            --              --

EQ/MFS Investors Trust
----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 11.33               --               --            --           12.38%
         Highest contract charge 1.90% Class B          $ 10.12               --               --            --           10.80%
         All contract charges                                --           26,152         $286,441          0.84%             --
  2005   Lowest contract charge 0.50% Class B           $ 10.08               --               --            --            6.66%
         Highest contract charge 1.90% Class B          $  9.13               --               --            --            5.16%
         All contract charges                                --           30,163         $294,159          0.49%             --
  2004   Lowest contract charge 0.50% Class B           $  9.45               --               --            --           10.84%
         Highest contract charge 1.90% Class B          $  8.68               --               --            --            9.28%
         All contract charges                                --           32,507         $295,494          0.58%
  2003   Lowest contract charges 0.50% Class B          $  8.53               --               --            --           21.51%
         Highest contract charges 1.90% Class B         $  7.94               --               --            --           19.58%
         All contract charges                                --           32,811         $266,998          0.69%             --
  2002   Lowest contract charges 0.50% Class B          $  7.02               --               --            --          (21.48)%
         Highest contract charges 1.90% Class B         $  6.64               --               --            --          (22.43)%
         All contract charges                                --           25,059         $169,062          0.55%             --

EQ/Money Market
---------------
         Unit Value 0.00% to 1.90%
  2006   Lowest contract charge 0.00% Class B           $ 41.55               --               --            --            4.48%
         Highest contract charge 1.90% Class B          $ 25.51               --               --            --            2.51%
         All contract charges                                --           33,332         $612,694          4.41%             --
  2005   Lowest contract charge 0.00% Class B           $ 39.77               --               --            --            2.62%
         Highest contract charge 1.90% Class B          $ 24.88               --               --            --            0.68%
         All contract charges                                --           24,414         $483,274          2.57%             --
  2004   Lowest contract charge 0.00% Class B           $ 38.75               --               --            --            0.78%
         Highest contract charge 1.90% Class B          $ 24.71               --               --            --          (1.14)%
         All contract charges                                --           22,453         $474,277          0.74%             --
  2003   Lowest contract charges 0.00% Class B          $ 38.46               --               --            --            0.56%
         Highest contract charges 1.90% Class B         $ 25.00               --               --            --          (1.35)%
         All contract charges                                --           22,249         $587,929          0.56%             --
  2002   Lowest contract charges 0.00% Class B          $ 38.24               --               --            --            1.24%
         Highest contract charges 1.90% Class B         $ 25.34               --               --            --           (0.67)%
         All contract charges                                --           26,987         $751,628          3.15%             --

EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)       $  5.26               --               --            --            7.41%
         Highest contract charge 1.90% Class B (h)      $  4.69               --               --            --            5.90%
         All contract charges                                --            6,440         $ 30,006          0.21%             --
  2005   Lowest contract charge 0.50% Class B (h)       $  4.90               --               --            --            4.88%
         Highest contract charge 1.90% Class B (h)      $  4.43               --               --            --            3.41%
         All contract charges                                --            4,693         $ 21,467          0.44%             --
  2004   Lowest contract charge 0.50% Class B (h)       $  4.67               --               --            --            7.93%
         Highest contract charge 1.90% Class B (h)      $  4.28               --               --            --            7.65%
         All contract charges                                --              451         $  1,993          0.48%             --

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                      Units value        (000's)          (000's)    Income ratio**    Return***
                                                     ------------- ------------------- ------------ ---------------- ------------

EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 10.74               --               --            --           7.38%
         Highest contract charge 1.90% Class B (p)      $ 10.69               --               --            --           6.92%
         All contract charges                                --            7,714         $ 82,586          0.39%            --

EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 11.12               --               --            --          11.23%
         Highest contract charge 1.90% Class B (p)      $ 11.07               --               --            --          10.75%
         All contract charges                                --            1,756         $ 19,483          0.07%            --

EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 10.96               --               --            --           9.61%
         Highest contract charge 1.90% Class B (p)      $ 10.91               --               --            --           9.13%
         All contract charges                                --              726         $  7,942          2.04%            --

EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 11.13               --               --            --          11.28%
         Highest contract charge 1.90% Class B (p)      $ 11.08               --               --            --          10.79%
         All contract charges                                --              868         $  9,639          1.06%            --

EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $  9.98               --               --            --         (0.11)%
         Highest contract charge 1.90% Class B (m)      $  9.75               --               --            --         (1.51)%
         All contract charges                                --           31,108         $304,380          4.98%            --
  2005   Lowest contract charge 0.50% Class B (m)       $  9.99               --               --            --         (0.09)%
         Highest contract charge 1.90% Class B (m)      $  9.90               --               --            --         (1.02)%
         All contract charges                                --           15,284         $151,723          5.31%            --

EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $ 10.38               --               --            --           3.44%
         Highest contract charge 1.90% Class B (m)      $ 10.14               --               --            --           1.99%
         All contract charges                                --            5,862         $ 59,826          4.22%            --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.04               --               --            --           0.36%
         Highest contract charge 1.90% Class B (m)      $  9.94               --               --            --          (0.58)%
         All contract charges                                --            1,852         $ 18,465          2.64%            --

EQ/Small Cap Value
------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 21.25               --               --            --          15.53%
         Highest contract charge 1.90% Class B          $ 18.70               --               --            --          13.91%
         All contract charges                                --           57,348         $992,117          5.49%            --
  2005   Lowest contract charge 0.50% Class B           $ 18.39               --               --            --           4.16%
         Highest contract charge 1.90% Class B          $ 16.42               --               --            --           2.70%
         All contract charges                                --           56,358         $874,837          4.46%            --
  2004   Lowest contract charge 0.50% Class B           $ 17.65               --               --            --          16.52%
         Highest contract charge 1.90% Class B          $ 15.99               --               --            --          14.88%
         All contract charges                                --           52,025         $811,982          6.15%            --
  2003   Lowest contract charges 0.50% Class B          $ 15.15               --               --            --          36.75%
         Highest contract charges 1.90% Class B         $ 13.92               --               --            --          34.75%
         All contract charges                                --           38,520         $549,902          1.09%            --
  2002   Lowest contract charges 0.50% Class B          $ 11.08               --               --            --         (14.31)%
         Highest contract charges 1.90% Class B         $ 10.33               --               --            --         (15.47)%
         All contract charges                                --           22,123         $233,903          0.79%            --

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Small Company Growth
-----------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)      $  9.42                --               --            --            9.66%
         Highest contract charge 1.90% Class B (h)     $  8.40                --               --            --            8.12%
         All contract charges                               --            17,157         $147,393          1.40%             --
  2005   Lowest contract charge 0.50% Class B (h)      $  8.59                --               --            --            6.95%
         Highest contract charge 1.90% Class B (h)     $  7.77                --               --            --            5.45%
         All contract charges                               --             9,010         $ 72,375          3.58%             --
  2004   Lowest contract charge 0.50% Class B (h)      $  8.04                --               --            --           14.09%
         Highest contract charge 1.90% Class B (h)     $  7.37                --               --            --           13.79%
         All contract charges                               --               388         $  2,939            --              --

EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B          $ 18.52                --               --            --           17.12%
         Highest contract charge 1.90% Class B         $ 16.30                --               --            --           15.48%
         All contract charges                               --            29,757         $475,296          1.32%             --
  2005   Lowest contract charge 0.50% Class B          $ 15.81                --               --            --            3.74%
         Highest contract charge 1.90% Class B         $ 14.12                --               --            --            2.28%
         All contract charges                               --            26,002         $364,087          1.15%             --
  2004   Lowest contract charge 0.50% Class B          $ 15.24                --               --            --           17.08%
         Highest contract charge 1.90% Class B         $ 13.80                --               --            --           15.44%
         All contract charges                               --            24,789         $343,808          2.47%             --
  2003   Lowest contract charges 0.50% Class B         $ 13.02                --               --            --           45.15%
         Highest contract charges 1.90% Class B        $ 11.95                --               --            --           43.11%
         All contract charges                               --            19,516         $239,728          0.37%             --
  2002   Lowest contract charges 0.50% Class B         $  8.97                --               --            --          (21.32)%
         Highest contract charges 1.90% Class B        $  8.35                --               --            --          (22.47)%
         All contract charges                               --             8,384         $ 71,737          0.61%             --

EQ/TCW Equity
-------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)      $ 19.34                --               --            --          (4.49)%
         Highest contract charge 1.90% Class B (h)     $ 14.89                --               --            --          (5.83)%
         All contract charges                               --             3,277         $ 51,291            --              --
  2005   Lowest contract charge 0.50% Class B (h)      $ 20.25                --               --            --            3.47%
         Highest contract charge 1.90% Class B (h)     $ 15.82                --               --            --            2.02%
         Unit Value 0.50% to 1.90%*                         --             2,742         $ 47,015            --              --
  2004   Lowest contract charge 0.50% Class B (h)      $ 19.57                --               --            --           12.32%
         Highest contract charge 1.90% Class B (h)     $ 15.50                --               --            --           12.03%
         All contract charges                               --               265         $  4,449            --

EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)      $ 10.79                --               --            --            7.86%
         Highest contract charge 1.90% Class B (p)     $ 10.74                --               --            --            7.39%
         All contract charges                               --             6,220         $ 66,882          0.46%             --

EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)      $  6.70                --               --            --           13.58%
         Highest contract charge 1.90% Class B (h)     $  5.97                --               --            --           11.99%
         All contract charges                               --            11,683         $ 70,569          0.90%             --
  2005   Lowest contract charge 0.50% Class B (h)      $  5.90                --               --            --            8.46%
         Highest contract charge 1.90% Class B (h)     $  5.33                --               --            --            6.94%
         All contract charges                               --             6,468         $ 35,639          1.24%             --
  2004   Lowest contract charge 0.50% Class B (h)      $  5.44                --               --            --           11.67%
         Highest contract charge 1.90% Class B (h)     $  4.99                --               --            --           11.38%
         All contract charges                               --               449         $  2,306          3.51%

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                      Units value        (000's)          (000's)    Income ratio**    Return***
                                                     ------------- ------------------- ------------ ---------------- ------------

EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $ 12.10               --                --           --          15.33%
         Highest contract charge 1.90% Class B (m)      $ 11.81               --                --           --          13.71%
         All contract charges                                --           21,516        $  255,976         3.07%            --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.49               --                --           --           4.88%
         Highest contract charge 1.90% Class B (m)      $ 10.39               --                --           --           3.90%
         All contract charges                                --            9,231        $   96,174         2.07%            --

EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 20.43               --                --           --          36.37%
         Highest contract charge 1.90% Class B          $ 17.89               --                --           --          34.46%
         All contract charges                                --           47,631        $1,034,450         0.45%            --
  2005   Lowest contract charge 0.50% Class B           $ 14.98               --                --           --          32.12%
         Highest contract charge 1.90% Class B          $ 13.30               --                --           --          30.27%
         All contract charges                                --           38,941        $  606,208         0.63%            --
  2004   Lowest contract charge 0.50% Class B           $ 11.34               --                --           --          23.06%
         Highest contract charge 1.90% Class B          $ 10.21               --                --           --          21.33%
         All contract charges                                --           26,330        $  296,336         0.74%            --
  2003   Lowest contract charges 0.50% Class B          $  9.21               --                --           --          55.05%
         Highest contract charges 1.90% Class B         $  8.42               --                --           --          53.09%
         All contract charges                                --           18,796        $  164,082         1.03%            --
  2002   Lowest contract charges 0.50% Class B          $  5.94               --                --           --          (6.31)%
         Highest contract charges 1.90% Class B         $  5.50               --                --           --          (7.72)%
         All contract charges                                --           10,375        $   58,530           --             --

EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $ 13.53               --                --           --           8.71%
         Highest contract charge 1.90% Class B (m)      $ 13.21               --                --           --           7.19%
         All contract charges                                --            8,738        $  116,309         0.47%            --
  2005   Lowest contract charge 0.50% Class B (m)       $ 12.44               --                --           --          24.44%
         Highest contract charge 1.90% Class B (m)      $ 12.33               --                --           --          23.28%
                                                             --            3,164        $   39,124           --             --
EQ/Wells Fargo Montgomery Small Cap
-----------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (h)       $ 14.49               --                --           --          21.03%
         Highest contract charge 1.90% Class B (h)      $ 14.15               --                --           --          19.33%
         All contract charges                                --            5,415        $   76,961         3.86%            --
  2005   Lowest contract charge 0.50% Class B (h)       $ 11.97               --                --           --           5.25%
         Highest contract charge 1.90% Class B (h)      $ 11.86               --                --           --           4.37%
         All contract charges                                --              782        $    9,257         9.34%            --
  2004   Lowest contract charge 0.50% Class B (h)       $ 11.37               --                --           --          14.31%
         Highest contract charge 1.90% Class B (h)      $ 11.36               --                --           --          14.22%
         All contract charges                                --               24        $      282           --

U.S. Real Estate -- Class II
----------------------------
         Unit Value 1.20% to 1.70%
  2006   Lowest contract charge 1.20% Class B (f)       $ 19.98               --                --           --          36.02%
         Highest contract charge 1.70% Class B (i)      $ 22.83               --                --           --          35.34%
         All contract charges                                --           24,793        $  555,701         1.23%            --
  2005   Lowest contract charge 1.20% Class B (f)       $ 14.69               --                --           --          15.35%
         Highest contract charge 1.70% Class B (i)      $ 16.87               --                --           --          14.77%
         All contract charges                                --           16,427        $  269,893         1.36%            --
  2004   Lowest contract charge 1.20% Class B (f)       $ 12.73               --                --           --          12.47%
         Highest contract charge 1.70% Class B (i)      $ 14.70               --                --           --          33.76%
         All contract charges                                --            9,422        $  131,961         0.80%            --

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2006


7. Accumulation Unit Values (Concluded)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                      -------------------------------------------------------------------------
                                                                     Units Outstanding  Net Assets     Investment       Total
U.S. Real Estate -- Class II (Concluded)               Units value        (000's)         (000's)    Income ratio**   Return***
----------------------------------------              ------------- ------------------------------- ---------------- ----------
2003     Lowest contract charges 1.25% Class B (i)       $ 11.00             --               --           --           10.00%
         Highest contract charges 1.70% Class B (i)      $ 10.99             --               --           --            9.90%
         All contract charges                                 --            188           $2,058           --             --


----------
(a) Units were made available on January 14, 2002.
(b) Units were made available for sale on April 1, 2002.
(c) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002.
(d) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002.
(e) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(f) Units were made available for sale on February 13, 2004.
(g) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(h) Units were made available for sale on October 25, 2004.
(i) Units were made available on September 22, 2003.
(j) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(k) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002.
(l) A substitution of EQ/International Equity Index Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003.
(m) Units were made available for sale on May 9, 2005.
(n) Units were made available for sale on October 17, 2005.
(o) Units were made available for sale on August 5, 2002.
(p) Units were made available for sale on September 18, 2006.
(q) A substitution of Laudus Rosenberg VIT Long/Short Equity for EQ/AXA Rosenberg Long/Short Equity occurred on November 17, 2006 (see Note 5).

* Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.25%, 1.35%, 1.40%, 1.50%, 1.55%, 1.60%, 1.65%, 1.70%, 1.80%, and 1.90%
    annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of mutual fund fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests. The investment income ratios previously disclosed for 2005, 2004 and 2003 incorrectly included capital gains distributions as a component of net investment income. The ratios disclosed above have been revised to exclude such distributions.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-92

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of AXA Equitable, as of and for the year ended December 31, 2005, whose statements reflect total assets of seven percent of the related consolidated total as of December 31, 2005, and total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for share-based compensation on January 1, 2006, for defined benefit pension and other postretirement plans on December 31, 2006 and for certain nontraditional long-duration contracts and Separate Accounts on January 1, 2004.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 15, 2007

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein L.P.

We have audited the accompanying consolidated statement of financial condition of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P., as of December 31, 2005, and the related consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the two-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein as of December 31, 2005, and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
New York, New York
February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein Holding L.P.

We have audited the accompanying statement of financial condition of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P., as of December 31, 2005, and the related statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the two-year period ended December 31, 2005. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein Holding as of December 31, 2005, and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
New York, New York
February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                                                                                    2006                 2005
                                                                              ---------------       --------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    29,031.1         $   30,034.8
  Mortgage loans on real estate.............................................        3,240.7              3,233.9
  Equity real estate, held for the production of income.....................          569.6                616.2
  Policy loans..............................................................        3,898.1              3,824.2
  Other equity investments..................................................        1,562.1              1,208.5
  Trading securities........................................................          465.1                314.3
  Other invested assets.....................................................          891.6                890.2
                                                                              ---------------       --------------
    Total investments.......................................................       39,658.3             40,122.1
Cash and cash equivalents...................................................        1,268.0              1,112.1
Cash and securities segregated, at estimated fair value.....................        1,864.0              1,720.8
Broker-dealer related receivables...........................................        3,481.0              2,929.1
Deferred policy acquisition costs...........................................        8,316.5              7,557.3
Goodwill and other intangible assets, net...................................        3,738.6              3,758.8
Amounts due from reinsurers.................................................        2,689.3              2,604.4
Loans to affiliates.........................................................          400.0                400.0
Other assets................................................................        3,068.8              3,787.6
Separate Accounts' assets...................................................       84,801.6             69,997.0
                                                                              ---------------       --------------

TOTAL ASSETS................................................................  $   149,286.1         $  133,989.2
                                                                              ===============       ==============
LIABILITIES
Policyholders' account balances.............................................  $    26,439.0         $   27,194.0
Future policy benefits and other policyholders liabilities..................       14,085.4             13,997.8
Broker-dealer related payables..............................................          950.3              1,226.9
Customers related payables..................................................        3,980.7              2,924.3
Amounts due to reinsurers...................................................        1,070.8              1,028.3
Short-term and long-term debt...............................................          783.0                855.4
Loans from affiliates.......................................................          325.0                325.0
Income taxes payable........................................................        2,974.2              2,895.6
Other liabilities...........................................................        1,815.8              1,735.0
Separate Accounts' liabilities..............................................       84,801.6             69,997.0
Minority interest in equity of consolidated subsidiaries....................        2,289.9              2,096.4
Minority interest subject to redemption rights..............................          288.0                271.6
                                                                              ---------------       --------------
    Total liabilities.......................................................      139,803.7            124,547.3
                                                                              ---------------       --------------

Commitments and contingent liabilities (Notes 2, 5, 9, 18 and 19)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................            2.5                  2.5
Capital in excess of par value..............................................        5,139.6              4,976.3
Retained earnings...........................................................        4,507.6              4,030.8
Accumulated other comprehensive (loss) income...............................         (167.3)               432.3
                                                                              ---------------       --------------
    Total shareholder's equity..............................................        9,482.4              9,441.9
                                                                              ---------------       --------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   149,286.1         $  133,989.2
                                                                              ===============       ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                     2006             2005             2004
                                                                ---------------  ---------------  ---------------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................  $    2,252.7     $     1,889.3    $     1,595.4
Premiums......................................................         817.8             881.7            879.6
Net investment income.........................................       2,397.0           2,491.8          2,500.8
Investment gains, net.........................................          46.9              55.4             65.0
Commissions, fees and other income............................       4,373.0           3,626.2          3,384.1
                                                                ---------------  ---------------  ---------------
      Total revenues..........................................       9,887.4           8,944.4          8,424.9
                                                                ---------------  ---------------  ---------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................       1,960.5           1,859.8          1,867.1
Interest credited to policyholders' account balances..........       1,082.5           1,065.5          1,038.1
Compensation and benefits.....................................       2,090.4           1,802.9          1,604.9
Commissions...................................................       1,394.4           1,128.7          1,017.3
Distribution plan payments....................................         292.9             292.0            374.2
Amortization of deferred sales commissions....................         100.4             132.0            177.4
Interest expense..............................................          70.4              76.3             76.8
Amortization of deferred policy acquisition costs.............         689.3             601.3            472.9
Capitalization of deferred policy acquisition costs...........      (1,363.4)         (1,199.4)        (1,015.9)
Rent expense..................................................         204.1             165.2            185.0
Amortization of other intangible assets.......................          23.6              23.5             22.9
Other operating costs and expenses............................       1,262.6             952.4            928.4
                                                                ---------------  ---------------  ---------------
      Total benefits and other deductions.....................       7,807.7           6,900.2          6,749.1
                                                                ---------------  ---------------  ---------------

Earnings from continuing operations before
  income taxes and minority interest..........................       2,079.7           2,044.2          1,675.8
Income taxes..................................................        (427.3)           (519.2)          (396.9)
Minority interest in net income of consolidated subsidiaries..        (599.9)           (466.9)          (384.0)
                                                                ---------------  ---------------  ---------------

Earnings from continuing operations...........................       1,052.5           1,058.1            894.9
Earnings from discontinued operations, net of income taxes....          26.2              15.7              6.8
(Losses) gains on disposal of discontinued operations,
   net of income taxes........................................          (1.9)              -               31.1
Cumulative effect of accounting changes, net of
   income taxes...............................................           -                 -               (2.9)
                                                                ---------------  ---------------  ---------------
Net Earnings..................................................  $    1,076.8     $     1,073.8    $       929.9
                                                                ===============  ===============  ===============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                         2006             2005             2004
                                                                    ---------------   --------------   --------------
                                                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY

Common stock, at par value, beginning and end of year.............  $         2.5     $        2.5     $        2.5
                                                                    ---------------   --------------   --------------

Capital in excess of par value, beginning of year.................        4,976.3          4,890.9          4,848.2
Changes in capital in excess of par value.........................          163.3             85.4             42.7
                                                                    ---------------   --------------   --------------
Capital in excess of par value, end of year.......................        5,139.6          4,976.3          4,890.9
                                                                    ---------------   --------------   --------------

Retained earnings, beginning of year..............................        4,030.8          3,457.0          3,027.1
Net earnings......................................................        1,076.8          1,073.8            929.9
Dividends on common stock.........................................         (600.0)          (500.0)          (500.0)
                                                                    ---------------   --------------   --------------
Retained earnings, end of year....................................        4,507.6          4,030.8          3,457.0
                                                                    ---------------   --------------   --------------

Accumulated other comprehensive income, beginning of year.........          432.3            874.1            892.8
Other comprehensive loss .........................................         (150.1)          (441.8)           (18.7)
Adjustment to initially apply SFAS No.158, net of income taxes ...         (449.5)             -                -
                                                                    ---------------   --------------   --------------
Accumulated other comprehensive (loss) income, end of year........         (167.3)           432.3            874.1
                                                                    ---------------   --------------   --------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR...........................  $     9,482.4     $    9,441.9     $    9,224.5
                                                                    ===============   ==============   ==============

COMPREHENSIVE INCOME
Net earnings......................................................  $     1,076.8     $    1,073.8     $      929.9
                                                                    ---------------   --------------   --------------
Change in unrealized losses, net of reclassification
   adjustments....................................................         (150.1)          (441.8)           (31.1)
Cumulative effect of accounting changes...........................            -                -               12.4
                                                                    ---------------   --------------   --------------
Other comprehensive loss..........................................         (150.1)          (441.8)           (18.7)
                                                                    ---------------   --------------   --------------
COMPREHENSIVE INCOME..............................................  $       926.7     $      632.0     $      911.2
                                                                    ===============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                      2006              2005             2004
                                                                 ---------------   ---------------  ---------------
                                                                                   (IN MILLIONS)

Net earnings..................................................   $     1,076.8     $    1,073.8     $       929.9
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........         1,082.5          1,065.5           1,038.1
  Universal life and investment-type product
    policy fee income.........................................        (2,252.7)        (1,889.3)         (1,595.4)
  Net change in broker-dealer and customer related
    receivables/payables......................................           117.2           (347.4)            379.6
  Investment gains, net.......................................           (46.9)           (55.4)            (65.0)
  Change in deferred policy acquisition costs.................          (674.1)          (598.1)           (543.0)
  Change in future policy benefits............................            52.7             64.4             129.3
  Change in income tax payable................................           425.9            340.5             349.6
  Change in accounts payable and accrued expenses.............            85.5             23.7             (27.4)
  Change in segregated cash and securities, net...............          (143.2)          (231.8)           (203.2)
  Minority interest in net income of consolidated subsidiaries           599.9            466.9             384.1
  Change in fair value of guaranteed minimum income
    benefit reinsurance contracts.............................            14.8            (42.6)            (61.0)
  Amortization of deferred sales commissions..................           100.4            132.0             177.4
  Other depreciation and amortization.........................           144.9            149.6             210.3
  Amortization of other intangible assets, net................            23.6             23.6              22.9
  Losses (gains) on disposal of discontinued operations ......             1.9              -               (31.1)
  Other, net..................................................           363.5           (134.6)             14.3
                                                                 ---------------   ---------------  ---------------

Net cash provided by (used in) operating activities...........           972.7             40.8           1,109.4
                                                                 ---------------   ---------------  ---------------

Cash flows from investing activities:
  Maturities and repayments...................................         2,962.2          2,926.2           3,341.9
  Sales of investments........................................         1,536.9          2,432.9           2,983.6
  Purchases of investments....................................        (4,262.3)        (5,869.1)         (7,052.5)
  Change in short-term investments............................            65.6             13.8             (18.4)
  Purchase of minority interest in consolidated subsidiary ...             -                -              (410.7)
  Increased in capitalized software, leasehold improvements
     and EDP equipment .......................................          (146.1)          (101.2)            (69.3)
  Other, net..................................................          (390.4)          (116.3)            173.2
                                                                 ---------------   ---------------  ---------------

Net cash used in investing activities.........................          (234.1)          (713.7)         (1,052.2)
                                                                 ---------------   ---------------  ---------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                      2006               2005               2004
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    3,865.2       $     3,816.8      $     4,029.4
    Withdrawals from and transfers to Separate Accounts.......       (3,569.1)           (2,779.1)          (2,716.0)
  Net change in short-term financings.........................          327.7                 -                  -
  Repayments of long-term debt ...............................         (400.0)             (400.0)               -
  Proceeds in loans from affiliates...........................            -                 325.0                -
  Shareholder dividends paid..................................         (600.0)             (500.0)            (500.0)
  Other, net..................................................         (206.5)             (417.3)            (130.1)
                                                                -----------------  -----------------  -----------------

Net cash (used in) provided by financing activities...........         (582.7)               45.4              683.3
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................          155.9              (627.5)             740.5
Cash and cash equivalents, beginning of year..................        1,112.1             1,739.6              999.1
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    1,268.0       $     1,112.1      $     1,739.6
                                                                =================  =================  =================

Supplemental cash flow information:

  Interest Paid...............................................   $       59.9       $        74.5      $        86.2
                                                                =================  =================  =================
  Income Taxes (Refunded) Paid................................   $      (40.8)      $       146.5      $       154.4
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), formerly The Equitable of Colorado.

        Investment Management
        ---------------------

        The Investment Management segment (formerly the Investment Services segment) is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership, and its subsidiaries ("AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investments, including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, group trusts, mutual funds and other investment vehicles, (b) retail, servicing individual investors, primarily by means of retail mutual funds, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs that are sponsored by various financial intermediaries worldwide, and other investment vehicles, (c) private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) institutional research by means of in-depth independent, fundamental research, portfolio strategy, trading and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formally known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). AXA Financial agreed to provide liquidity to these former Bernstein shareholders after a two-year lockout period that ended October 2002. Since 2002, the Company acquired 18.9 million units in AllianceBernstein L.P. ("AllianceBernstein Units") at the aggregate market price of $660.4 million from SCB Inc and SCB Partners under a preexisting agreement and recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million. Minority interest subject to redemption rights represents the remaining 16.3 million of private AllianceBernstein Units issued to former Bernstein shareholders in connection with AllianceBernstein's acquisition of Bernstein. At December 31, 2006 and 2005, the Company's consolidated economic interest in AllianceBernstein was 45.6% and 46.3%, respectively. At December 31, 2006 and 2005,
        AXA Financial Group's consolidated economic interest in AllianceBernstein was approximately 60.3% and 61.1%, respectively. On

        February 23, 2007, AXA Financial purchased another tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AllianceBernstein put at a purchase price of approximately $745.7 million. After the purchase, together with its ownership with other AXA Financial Group companies, the beneficial ownership in AllianceBernstein L.P. increased by approximately 3% to 63.3%. The remaining 8.16 million AllianceBernstein Units may be sold to AXA Financial at the prevailing market price no sooner than nine months after the February 23, 2007 purchase or over the following period ending October 2, 2009.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2006," "2005" and "2004" refer to the years ended December 31, 2006, 2005 and 2004, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation. The consolidated statements of cash flows for 2005 and 2004 have been revised to reflect cash outflows related to capitalized software, leasehold improvements and EDP equipment as cash used in investing activities rather than cash used by operating activities to be consistent with the 2006 presentation.

        Accounting Changes
        ------------------

        On December 31, 2006, the Company implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 does not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million, net of income tax and minority interest, impact of initial adoption has been reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension at December 31, 2006 reduced total assets by approximately $684.2 million, due to the reduction of prepaid pension cost of $684.2 million and decreased total liabilities by approximately $234.7 million. The change in liabilities principally resulted from the decrease in income taxes payable of $242.7 million partially offset by an increase in benefit plan liabilities of $12.0 million. See Note 12 of Notes to Consolidated Financial Statements for further information.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, the Company elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), The Company had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares and various cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest for 2006 and consolidated net earnings for 2006 were $46.9 million and $29.9 million lower, respectively, than if these plans had continued to be accounted for under APB No. 25.

        Under the modified prospective method, the Company applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 that prior to adoption of SFAS No. 123(R) would have been reflected by the Company only in pro forma disclosures, were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        Effective with its adoption of SFAS No. 123(R), the Company elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the Financial Accounting Standards Board (the "FASB") in FASB Staff Position ("FSP") No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under GAAP, either in the financial statements or in the pro forma disclosures. In the event that a shortfall of tax benefits occurs during a reporting period (i.e. tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        On January 1, 2006, the Company adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on the Company's results of operations or financial position.

        In third quarter 2004, the Company began to implement FSP No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003", that provides guidance on employers' accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") signed into law in December 2003. The MMA introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. FSP No. 106-2 required the effects of the MMA to be reflected in measurements of the accumulated postretirement benefits obligation and net periodic postretirement benefit cost made on or after the date of enactment. As permitted by FSP No. 106-2, the Company initially elected to defer these remeasurements and to provide required disclosures pending regulations regarding the determination of eligibility for the Federal subsidy under the MMA. Following consideration of regulations and guidance issued by the Center for Medicare and Medicaid Services in fourth quarter 2005, management and its actuarial advisors concluded that the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits. Consequently, the estimated subsidy has been reflected in measurements of the accumulated postretirement benefits obligations for these plans as of January 1, 2005, and the resulting aggregate reduction of $51.9 million was accounted for prospectively as an actuarial experience gain in accordance with FSP No. 106-2. The impact of the MMA, including the effect of the subsidy, resulted in a decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

        At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FASB Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities, Revised".

        At December 31, 2006 and 2005, the Insurance Group's General Account held $5.8 million of investment assets issued by VIEs and determined to be significant variable interests under FIN 46(R). At December 31, 2006 and 2005, as reported in the consolidated balance sheet, these investments included $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2006 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively, the "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $226.4 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments in and prospective investment management fees earned in these entities.

        Effective January 1, 2004, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." SOP 03-1 required a change in the Company's accounting policies relating to
        (a) general account interests in separate accounts, (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts, (c) liabilities related to group pension participating contracts, and (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

        The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities.

        Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

        Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

        In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

        The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        New Accounting Pronouncements
        -----------------------------

        On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, with earlier application encouraged. Management is currently assessing the potential impacts of adoption of SFAS No. 157.

        On July 13, 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes," to clarify the criteria used to recognize and measure the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained assuming examination by the taxing authority, based on the technical merits of the position. Tax positions meeting the recognition criteria are required to be measured at the largest amount of tax benefit that is more than 50 percent likely of being realized upon ultimate settlement and, accordingly, requires consideration of the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. FIN 48 is effective for fiscal years beginning after December 15, 2006, thereby requiring application of its provisions, including the threshold criteria for recognition, to all tax positions of AXA Financial Group at January 1, 2007. The cumulative effect of applying FIN 48, if any, is to be reported as an adjustment to the opening balance of retained earnings. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. Management is currently assessing the potential impacts of adoption of FIN 48.

        On September 19, 2005, the AICPA released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC")/VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. The adoption of SOP 05-1 is not expected to have a material impact on the Company's results of operations or financial position.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Trading securities, which include equity securities and fixed maturities, are carried at estimated fair value.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, futures and interest rate swaps. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMBD") and Guaranteed Minimum Income Benefit ("GMIB") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. For both GMDB and GMIB, the Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. The Company regularly enters into futures contracts to hedge such risks. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 of Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company enters into exchange traded equity futures contracts to minimize such risk.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the National Association of Insurance Commissioners ("NAIC").

        All derivatives outstanding at December 31, 2006 and 2005 are recognized on the balance sheet at their fair values and all outstanding equity-based and treasury futures contracts were exchange-traded and are net settled daily. All gains and losses on derivative financial instruments are reported in earnings.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2006 and 2005.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.8% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.8% net of product weighted average Separate Account fees) and 0% (-2.2% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2006, current projections of future average gross market returns assume a 0.5% return for 2007, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% after 7 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2006, the average rate of assumed investment yields, excluding policy loans, was 6.0% grading to 6.5% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a GMDB feature, guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum withdrawal benefits for life ("WBL"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2006, participating policies, including those in the Closed Block, represent approximately 4.4% ($9.1 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the General Account in connection with the adoption of SOP 03-1 as of January 1, 2004.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2006, 2005 and 2004, investment results of such Separate Accounts were gains of $5,689.1 million, $3,409.5 million and $2,191.4 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts provide for a performance-based fee, in addition to or in lieu of a base fee, that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which the deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received.

        Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year and five-year periods ended December 31, 2006. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.

        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2006 were not significant.

3)      INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS            GROSS
                                              AMORTIZED          UNREALIZED       UNREALIZED       ESTIMATED
                                                 COST              GAINS            LOSSES        FAIR VALUE
                                            ---------------   --------------   ---------------  --------------
                                                                       (IN MILLIONS)
       DECEMBER 31, 2006
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,023.3      $     690.4     $      264.5     $   23,449.2
           Mortgage-backed...............         1,931.1              2.7             38.3          1,895.5
           U.S. Treasury, government
             and agency securities.......         1,284.3             29.9             10.4          1,303.8
           States and political
             subdivisions................           170.2             17.3               .9            186.6
           Foreign governments...........           219.2             38.1               .3            257.0
           Redeemable preferred stock....         1,879.8             78.8             19.6          1,939.0
                                            ---------------   --------------   ---------------  --------------
             Total Available for Sale....   $    28,507.9     $      857.2     $      334.0     $   29,031.1
                                            ===============   ==============   ===============  ==============

       Equity Securities:
         Available for sale..............   $        95.7     $        2.2     $         .9     $       97.0
         Trading securities..............           408.0             35.4              9.9            433.5
                                            ---------------   --------------   ---------------  --------------
       Total Equity Securities...........   $       503.7     $       37.6     $       10.8     $      530.5
                                            ===============   ==============   ===============  ==============

       December 31, 2005
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,222.8     $      977.4     $      190.7     $   24,009.5
           Mortgage-backed...............         2,386.3              8.3             39.3          2,355.3
           U.S. Treasury, government
             and agency securities.......         1,448.7             37.5              7.6          1,478.6
           States and political
             subdivisions................           193.4             19.1               .3            212.2
           Foreign governments...........           238.2             40.9               .1            279.0
           Redeemable preferred stock....         1,605.5            104.9             10.2          1,700.2
                                            ---------------   --------------   ---------------  --------------
             Total Available for Sale....   $    29,094.9     $    1,188.1     $      248.2     $   30,034.8
                                            ===============   ==============   ===============  ==============

       Equity Securities:
         Available for sale..............   $        45.7     $        2.1     $         .4     $       47.4
         Trading securities..............           262.5             24.5              3.2            283.8
                                            ---------------   --------------   ---------------  --------------
       Total Equity Securities...........   $       308.2     $       26.6     $        3.6     $      331.2
                                            ===============   ==============   ===============  ==============

        At December 31, 2006 and 2005 respectively, the Company had trading fixed maturities with a amortized cost of $30.5 million and $30.5 million and carrying value of $31.6 million and $30.5 million. Gross unrealized gains on trading fixed maturities were $.5 million and zero for 2006 and 2005 respectively.

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2006 and 2005, securities without a readily ascertainable market value having an amortized cost of $4,417.0 million and $4,307.8 million, respectively, had estimated fair values of $4,518.5 million and $4,492.4 million, respectively.

        The contractual maturity of bonds at December 31, 2006 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                               -------------------------------------
                                                                                  AMORTIZED           ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       Due in one year or less..............................................    $      988.0       $       994.9
       Due in years two through five........................................         5,654.5             5,838.3
       Due in years six through ten.........................................        10,604.3            10,653.5
       Due after ten years..................................................         7,450.2             7,709.9
                                                                               -----------------   -----------------
           Subtotal.........................................................        24,697.0            25,196.6
       Mortgage-backed securities...........................................         1,931.1             1,895.5
                                                                               -----------------   -----------------
       Total................................................................    $   26,628.1       $    27,092.1
                                                                               =================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (1,769 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2006:

                                  LESS THAN 12 MONTHS            12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                   GROSS                          GROSS                          GROSS
                                ESTIMATED       UNREALIZED      ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE        LOSSES        FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             --------------   --------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)
   Fixed Maturities:
     Corporate.............  $   3,081.0      $     36.9      $   5,999.7    $    227.6      $   9,080.7    $    264.5
     Mortgage-backed.......        189.2             1.3          1,529.0          37.0          1,718.2          38.3
     U.S. Treasury,
       government and
       agency securities...         98.7              .2            447.0          10.2            545.7          10.4
     States and political
       subdivisions........          -                 -             25.9            .9             25.9            .9
     Foreign governments...          6.6              .1              9.5            .2             16.0            .3
     Redeemable
       preferred stock.....        174.0             2.4            495.9          17.2            669.9          19.6
                             --------------   --------------  -------------  -------------   -------------  -------------

   Total Temporarily
     Impaired Securities ..  $   3,549.5      $     40.9      $   8,507.0    $    293.1      $  12,056.4    $    334.0
                             ==============   ==============  =============  =============   =============  =============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or NAIC designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2006, approximately $656.0 million or 2.3% of the $28,507.9 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        At December 31, 2006, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $3.1 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $65.0 and $65.3 million at December 31, 2006 and 2005, respectively. Gross interest income on these loans included in net investment income aggregated $4.1 million, $5.0 million and $6.9 million in 2006, 2005 and 2004, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $4.8 million, $6.0 million and $8.5 million in 2006, 2005 and 2004, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2006                  2005
                                                                            ------------------   -------------------
                                                                                         (IN MILLIONS)
        Impaired mortgage loans with investment valuation allowances.......   $      76.8          $      78.3
        Impaired mortgage loans without investment valuation allowances....            .1                  4.5
                                                                            ------------------   -------------------
        Recorded investment in impaired mortgage loans.....................          76.9                 82.8
        Investment valuation allowances....................................         (11.3)               (11.8)
                                                                            ------------------   -------------------
        Net Impaired Mortgage Loans........................................   $      65.6          $      71.0
                                                                            ==================   ===================

        During 2006, 2005 and 2004, respectively, the Company's average recorded investment in impaired mortgage loans was $78.8 million, $91.2 million and $148.3 million. Interest income recognized on these impaired mortgage loans totaled $4.5 million, $8.9 million and $11.0 million for 2006, 2005 and 2004, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2006 and 2005, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $65.5 million and $71.1 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2006 and 2005, the Company owned $204.8 million and $217.8 million, respectively, of real estate acquired in satisfaction of debt. During 2006, 2005 and 2004, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $232.1 million and $214.1 million at December 31, 2006 and 2005, respectively. Depreciation expense on real estate totaled $21.6 million, $22.6 million and $20.8 million for 2006, 2005 and 2004, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2006             2005              2004
                                                            ---------------  ---------------   --------------
                                                                               (IN MILLIONS)
        Balances, beginning of year........................   $     11.8       $      11.3      $     20.5
        Additions charged to income........................         10.1               3.6             3.9
        Deductions for writedowns and
          asset dispositions...............................          (.9)             (3.1)          (13.1)
                                                            ---------------  ---------------   --------------
        Balances, End of Year..............................   $     21.0       $      11.8      $     11.3
                                                            ===============  ===============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate....................   $     11.3       $      11.8       $     11.3
          Equity real estate...............................          9.7               -                -
                                                            ---------------  ---------------   --------------
        Total..............................................   $     21.0       $      11.8       $     11.3
                                                            ===============  ===============   ==============

        Equity Method Investments
        -------------------------

        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,272.2 million and $1,028.6 million, respectively, at December 31, 2006 and 2005. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $70.9 million and $119.6 million, respectively, at December 31, 2006 and 2005. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $169.6 million, $157.2 million and $66.2 million, respectively, for 2006, 2005 and 2004.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 8 individual ventures at December 31, 2006 and 2005, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2006                2005
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       BALANCE SHEETS
       Investments in real estate, at depreciated cost........................  $     421.7         $     527.4
       Investments in securities, generally at estimated fair value...........         94.6               118.4
       Cash and cash equivalents..............................................          9.7                27.5
       Other assets...........................................................         22.3                18.6
                                                                               -----------------   -----------------
       Total Assets...........................................................  $     548.3         $     691.9
                                                                               =================   =================

       Borrowed funds - third party...........................................  $     278.1         $     282.7
       Other liabilities......................................................          6.8                12.4
                                                                               -----------------   -----------------
       Total liabilities......................................................        284.9               295.1
                                                                               -----------------   -----------------

       Partners' capital......................................................        263.4               396.8
                                                                               -----------------   -----------------
       Total Liabilities and Partners' Capital................................  $     548.3         $     691.9
                                                                               =================   =================

       The Company's Carrying Value in These Entities Included Above..........  $      78.7         $     135.6
                                                                               =================   =================


                                                                  2006             2005              2004
                                                            ---------------  ---------------   --------------
                                                                              (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............   $       88.5     $    98.2           $  95.2
        Net revenues of other limited
          partnership interests............................           (1.3)          6.3              19.8
        Interest expense - third party.....................          (18.5)        (18.2)            (16.9)
        Other expenses.....................................          (53.7)        (62.2)            (64.0)
                                                            ---------------  ---------------   --------------
        Net Earnings.......................................   $       15.0     $    24.1           $  34.1
                                                            ===============  ===============   ==============

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................   $       14.4     $    11.6           $  11.0
                                                            ===============  ===============   ==============

        Derivatives
        -----------

        At December 31, 2006, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and European, Australasia, Far East ("EAFE") indices, having initial margin requirements of $140.7 million. Contracts are net settled daily. At December 31, 2006, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $4.2 million.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2006 and 2005 were:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2006                2005
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       Notional Amount by Derivative Type:
          Options:
              Floors.........................................................   $     32,000        $    24,000
              Exchange traded U.S. Treasuries and equity index futures.......          3,536              2,208
                                                                               -----------------   -----------------
          Total..............................................................   $     35,536        $    26,208
                                                                               =================   =================

        At December 31, 2006 and 2005 and during the years then ended, there were no financial instruments that contained implicit or explicit terms that met the definitions of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to the AllianceBernstein totaled $3.4 billion at December 31, 2006 and 2005.

        The gross carrying amount of AllianceBernstein related intangible assets were $563.7 million and $564.1 million at December 31, 2006 and 2005, respectively and the accumulated amortization of these intangible assets were $232.1 million and $208.5 million at December 31, 2006 and 2005, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.6 million, $23.5 million and $22.9 million for 2006, 2005 and 2004, respectively.

        At December 31, 2006 and 2005, respectively, net deferred sales commissions totaled $194.9 million and $196.6 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2006 net balance for each of the next five years is $77.8 million, $54.1 million, $39.3 million, $18.3 million and $4.9 million.

5)      FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                             2006                                2005
                                                --------------------------------   ---------------------------------
                                                   CARRYING        ESTIMATED          Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value          Fair Value
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)
        Consolidated:
        ------------
        Mortgage loans on real estate..........   $   3,240.7      $   3,285.7       $   3,233.9       $   3,329.0
        Other limited partnership interests....       1,262.6          1,262.6           1,015.2           1,015.2
        Policy loans...........................       3,898.1          4,252.9           3,824.2           4,245.6
        Policyholders liabilities:
          Investment contracts.................      17,092.5         17,106.0          18,021.0          18,289.1
        Long-term debt.........................         199.8            229.7             207.4             240.2

        Closed Block:
        ------------
        Mortgage loans on real estate..........   $     809.4      $     827.8       $     930.3       $     957.7
        Other equity investments...............           2.2              2.2               3.3               3.3
        Policy loans...........................       1,233.1          1,372.8           1,284.4           1,454.1
        SCNILC liability.......................          10.4             10.3              11.4              11.6

        Wind-up Annuities:
        -----------------
        Mortgage loans on real estate..........   $       2.9      $       3.0       $       6.7       $       7.1
        Other equity investments...............           2.3              2.3               3.1               3.1
        Guaranteed interest contracts..........           5.8              6.0               6.5               6.4
        Long-term debt.........................         101.7            101.7             101.7             101.7

6)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                DECEMBER 31,         December 31,
                                                                                    2006                 2005
                                                                              ----------------     -----------------
                                                                                         (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....   $    8,759.5       $     8,866.1
        Policyholder dividend obligation.....................................            3.2                73.7
        Other liabilities....................................................           29.1                28.6
                                                                              ----------------    -----------------
        Total Closed Block liabilities.......................................        8,791.8             8,968.4
                                                                              ----------------    -----------------
        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $5,967.6 and $5,761.5)..........................        6,019.4             5,908.7
        Mortgage loans on real estate........................................          809.4               930.3
        Policy loans.........................................................        1,233.1             1,284.4
        Cash and other invested assets.......................................            6.8                56.2
        Other assets.........................................................          286.2               304.4
                                                                              ----------------    -----------------
        Total assets designated to the Closed Block..........................        8,354.9             8,484.0
                                                                              ----------------    -----------------
        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................          436.9               484.4

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of deferred income tax expense of $17.0 and $25.7 and policyholder dividend
             obligations of $3.2 and $73.7...................................           31.6                47.8
                                                                              ----------------    -----------------
        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities............................................   $      468.5       $       532.2
                                                                              ================    =================


        Closed Block revenues and expenses as follow:

                                                                  2006         2005           2004
                                                             ------------  ------------   -----------
                                                                          (IN MILLIONS)

      REVENUES:
      Premiums and other income............................   $   428.1     $  449.3       $  471.0
      Investment income (net of investment
         expenses of $0.1, $0, and $0.3)...................       520.2        525.9          554.8
      Investment gains, net................................         1.7          1.2           18.6
                                                             ------------  ------------   -----------
      Total revenues.......................................       950.0        976.4        1,044.4
                                                             ------------  ------------   -----------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................       852.2        842.5          883.8
      Other operating costs and expenses...................         3.0          3.4            3.5
                                                             ------------  ------------   -----------
      Total benefits and other deductions..................       855.2        845.9          887.3
                                                             ------------  ------------   -----------

      Net revenues before income taxes.....................        94.8        130.5          157.1
      Income tax expense...................................       (31.1)       (45.6)         (56.4)
                                                             ------------  ------------   -----------
      Net Revenues.........................................   $    63.7     $   84.9       $  100.7
                                                             ============  ============   ===========


        Reconciliation of the policyholder dividend obligation follows:

                                                                                         DECEMBER 31,
                                                                               ------------------------------
                                                                                     2006             2005
                                                                               ---------------   ------------
                                                                                         (IN MILLIONS)
       Balance at beginning of year........................................     $      73.7       $ 264.3
       Unrealized investment losses........................................           (70.5)       (190.6)
                                                                               ---------------   -----------
       Balance at End of Year .............................................     $       3.2       $  73.7
                                                                               ===============   ===========

        Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                          DECEMBER 31,
                                                                               -----------------------------
                                                                                     2006          2005
                                                                               --------------   ------------
                                                                                         (IN MILLIONS)
       Impaired mortgage loans with investment valuation allowances........     $      17.8       $ 59.1
       Impaired mortgage loans without investment valuation allowances.....              .1          4.0
                                                                               ---------------   -----------
       Recorded investment in impaired mortgage loans......................            17.9         63.1
       Investment valuation allowances.....................................            (7.3)        (7.1)
                                                                               ---------------   -----------
       Net Impaired Mortgage Loans.........................................     $      10.6       $ 56.0
                                                                               ===============   ===========

        During 2006, 2005 and 2004, the Closed Block's average recorded investment in impaired mortgage loans was $59.9 million, $61.0 million and $62.6 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.3 million, $4.1 million and $4.7 million for 2006, 2005 and 2004, respectively.

        Valuation allowances amounted to $7.3 million and $7.1 million on mortgage loans on real estate at December 31, 2006 and 2005, respectively. Writedowns of fixed maturities amounted to $1.4 million, $7.7 million and $10.8 million for 2006, 2005 and 2004, respectively.

7)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                           DECEMBER 31,
                                                                               ------------------------------
                                                                                     2006             2005
                                                                               ---------------    -----------
                                                                                         (IN MILLIONS)
       Balance, beginning of year..........................................     $     555.0         $ 461.0
       Contractholder bonus interest credits deferred .....................           155.4           142.4
       Amortization charged to income .....................................           (59.7)          (48.4)
                                                                               ---------------   ------------
       Balance, End of Year ...............................................     $     650.7         $ 555.0
                                                                               ===============   ============

8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

        o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

        o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

        o  Roll-Up:  the benefit is the greater of current  account value or
           premiums  paid   (adjusted  for   withdrawals)   accumulated   at
           contractually specified interest rates up to specified ages; or

        o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:


                                                                  GMDB          GMIB            TOTAL
                                                             --------------  -----------    ------------
                                                                               (IN MILLIONS)

       Balance at January 1, 2004.........................   $      69.3      $  85.6        $ 154.9
         Paid guarantee benefits..........................         (46.8)        -             (46.8)
         Other changes in reserve.........................          45.1         32.0           77.1
                                                            ---------------  ------------   ------------
       Balance at December 31, 2004.......................          67.6        117.6          185.2
         Paid guarantee benefits..........................         (39.6)        (2.2)         (41.8)
         Other changes in reserve.........................          87.2         58.2          145.4
                                                            ---------------  ------------   ------------
       Balance at December 31, 2005.......................         115.2        173.6          288.8
         Paid guarantee benefits..........................         (31.6)        (3.3)         (34.9)
         Other changes in reserve.........................          80.1         58.0          138.1
                                                            ---------------  ------------   ------------
       Balance at December 31, 2006.......................   $     163.7      $  228.3       $ 392.0
                                                            ===============  ============   ============

        Related GMDB reinsurance ceded amounts were:

                                                                   GMDB
                                                             -----------------

        Balance at January 1, 2004.........................   $      17.2
          Paid guarantee benefits..........................         (12.9)
          Other changes in reserve.........................           6.0
                                                             -----------------
        Balance at December 31, 2004.......................          10.3
          Paid guarantee benefits..........................         (12.1)
          Other changes in reserve.........................          24.5
                                                             -----------------
        Balance at December 31, 2005.......................          22.7
          Paid guarantee benefits..........................          (9.1)
          Other changes in reserve.........................          10.0
                                                             -----------------
        Balance at December 31, 2006.......................   $      23.6
                                                             =================

        The December 31, 2006 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship exclusive:

        between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually

                                                  RETURN
                                                    OF
                                                  PREMIUM         RATCHET         ROLL-UP          COMBO           TOTAL
                                               -------------- ----------------  -------------   -------------  ---------------
                                                                        (DOLLARS IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
           General Account..................   $   11,331      $      408       $     319      $      646       $    12,704
           Separate Accounts................   $   25,633      $    7,856       $   7,653      $   23,165       $    64,307
        Net amount at risk, gross...........   $      302      $      234       $   1,447      $       41       $     2,024
        Net amount at risk, net of
           amounts reinsured................   $      302      $      164       $     883      $       41       $     1,390
        Average attained age of
           contractholders..................         49.5            61.0            64.3            61.2              52.6
        Percentage of contractholders
          over age 70.......................          7.5%           22.6%           33.6%           21.2%             11.8%
        Range of contractually specified
           interest rates...................         N/A              N/A            3%-6%           3%-6%

      GMIB:
      -----
        Account values invested in:
           General Account..................         N/A              N/A       $      87       $     882       $       969
           Separate Accounts................         N/A              N/A       $   5,248       $  31,736       $    36,984
        Net amount at risk, gross...........         N/A              N/A       $     277       $      -        $       277
        Net amount at risk, net of
           amounts reinsured................         N/A              N/A       $      71       $      -        $        71
        Weighted average years remaining
           until earliest annuitization.....         N/A              N/A             2.4             8.4               7.4
        Range of contractually specified
           interest rates...................         N/A              N/A            3%-6%            3%-6%

        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
           and GMIB Features
           -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                   DECEMBER 31,   December 31,
                                                                                       2006           2005
                                                                                  -------------   -------------
                                                                                          (IN MILLIONS)
       GMDB:
          Equity.............................................................      $    42,885     $  35,857
          Fixed income.......................................................            4,438         4,353
          Balanced...........................................................           14,863         9,121
          Other..............................................................            2,121         1,813
                                                                                  --------------  -------------
          Total..............................................................      $    64,307     $  51,144
                                                                                  ==============  =============
       GMIB:
          Equity.............................................................      $    22,828     $  17,540
          Fixed income.......................................................            2,727         2,608
          Balanced...........................................................           10,439         5,849
          Other..............................................................              990           680
                                                                                  --------------  -------------
          Total..............................................................      $    36,984     $  26,677
                                                                                  ==============  =============

        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to provide an economic hedge against certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to provide an economic hedge against certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2006, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $41,597 million and $52 million, respectively, with the GMDB feature and $24,409 million and zero million, respectively, with the GMIB feature.

        Although these programs are designed to provide economic protection against the impact adverse market conditions may have with respect to GMDB and GMIB guarantees, they do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D)  Variable and Interest-Sensitive Life Insurance Policies - No Lapse
            ------------------------------------------------------------------
            Guarantee
            ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:

                                                                DIRECT       REINSURANCE
                                                               LIABILITY         CEDED           NET
                                                             ------------   --------------   ------------
                                                                             (IN MILLIONS)
       Balance at January 1, 2004.........................    $   37.4        $   -            $  37.4
         Impact of adoption of SOP 03-1...................       (23.4)           (1.7)          (25.1)
         Other changes in reserve.........................         6.5            (4.4)            2.1
                                                             ------------   --------------   -------------
       Balance at December 31, 2004.......................        20.5            (6.1)           14.4
         Other changes in reserve.........................        14.3           (14.3)              -
                                                             ------------   --------------   -------------
       Balance at December 31, 2005.......................        34.8           (20.4)           14.4
         Other changes in reserve.........................        32.0           (27.5)            4.5
                                                             ------------   --------------   -------------
       Balance at December 31, 2006.......................    $   66.8        $  (47.9)        $  18.9
                                                             ============   ==============   =============

9)      REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on single life policies of $25 million and on second-to-die policies of $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 40% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2006, the Company had reinsured in the aggregate approximately 31.3% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74% of its current liability exposure resulting from the GMIB feature. See Note 8 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2006 and 2005 were $117.8 million and $132.6 million, respectively. The (decrease) increase in estimated fair value was $(14.8) million, $42.6 million and $61.0 million for 2006, 2005 and 2004, respectively.

        At December 31, 2006 and 2005, respectively, reinsurance recoverables related to insurance contracts amounted to $2.69 billion and $2.60 billion. Reinsurance payables related to insurance contracts totaling $54.2 million and $39.7 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $262.6 million and $288.4 million at December 31, 2006 and 2005, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2006 and 2005 were $644.4 million and $624.6 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2006             2005         2004
                                                             --------------   -------------- ----------
                                                                               (IN MILLIONS)

       Direct premiums....................................   $     854.6      $  901.0       $ 828.9
       Reinsurance assumed................................         196.1         170.1         191.2
       Reinsurance ceded..................................        (232.9)       (189.4)       (140.5)
                                                            ---------------  ------------   -----------
       Premiums                                              $     817.8      $  881.7       $ 879.6
                                                            ===============  ============   ===========
       Universal Life and Investment-type Product
         Policy Fee Income Ceded..........................   $     152.8      $  169.3       $ 134.8
                                                            ===============  ============   ===========
       Policyholders' Benefits Ceded......................   $     379.2      $  300.2       $ 361.0
                                                            ===============  ============   ===========
       Interest Credited to Policyholders' Account
         Balances Ceded...................................   $      53.8      $   50.9        $ 50.2
                                                            ===============  ============   ===========

        Individual Disability Income and Major Medical
        ----------------------------------------------
        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92.9 million and $91.2 million at December 31, 2006 and 2005, respectively. At December 31, 2006 and 2005, respectively, $1,032.4 million and $1,043.9 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                 2006          2005         2004
                                                            ------------  ------------  ------------
                                                                          (IN MILLIONS)
       Incurred benefits related to current year.........    $    35.8     $   35.6      $   35.0
       Incurred benefits related to prior years..........          9.9         50.3          12.8
                                                            ------------  ------------  ------------
       Total Incurred Benefits...........................    $    45.7     $   85.9      $   47.8
                                                            ============  ============  ============

       Benefits paid related to current year.............    $    14.0     $   14.8      $   12.9
       Benefits paid related to prior years..............         30.0         44.7          33.1
                                                            ------------  ------------  ------------
       Total Benefits Paid...............................    $    44.0     $   59.5      $   46.0
                                                            ============  ============  ============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                              -----------------------------
                                                                                   2006            2005
                                                                              -------------    ------------
                                                                                       (IN MILLIONS)
       Short-term debt:
       Current portion of long-term debt...................................   $      -         $    399.7
       Promissory note, 5.27% .............................................       248.3             248.3
       AllianceBernstein commercial paper .................................       334.9              -
                                                                              ------------     -----------
       Total short-term debt...............................................       583.2             648.0
                                                                              ------------     -----------
       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015....................................       199.8             199.8
                                                                              ------------     -----------
             Total AXA Equitable...........................................       199.8             199.8
                                                                              ------------     -----------
       AllianceBernstein:
         Other.............................................................          -                7.6
                                                                              ------------     -----------
             Total AllianceBernstein.......................................          -                7.6
                                                                              ------------     -----------
       Total long-term debt................................................       199.8             207.4
                                                                              ------------     -----------
       Total Short-term and Long-term Debt.................................   $   783.0        $    855.4
                                                                              ============     ===========

        Short-term Debt
        ---------------

        On July 9, 2004, AXA and certain of its subsidiaries, including AXA Financial, entered into a (euro)3.5 billion global revolving credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial for general corporate purposes.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2007, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2006 and 2005, the Company had pledged real estate of $326.0 million and $320.8 million, respectively, as collateral for certain short-term debt.

        In August 2001, AllianceBernstein issued $400.0 million 5.625% notes pursuant to a shelf registration statement that originally permitted AllianceBernstein to issue up to $600.0 million in senior debt securities. AllianceBernstein currently has $200.0 million available under the shelf registration statement for future issuances. The proceeds from the AllianceBernstein notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes. The AllianceBernstein notes matured in August 2006. AllianceBernstein used cash flow from operations as well as proceeds from the issuance of commercial paper to retire the notes at maturity.

        In February 2006, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. The revolving credit facility is intended to provide back-up liquidity for AllianceBernstein's commercial paper program, which increased from $425.0 million to $800.0 million in May 2006. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2006.

        As of December 31, 2006, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to AllianceBernstein's commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support.

        In 2006, SCB LLC entered into four separate uncommitted credit facility agreements with various banks, each for $100.0 million. As of December 31, 2006, there were no amounts outstanding under these credit facilities. During the first quarter 2007, SCB LLC increased three of the agreements to $200.0 million each and entered into an additional agreement for $100.0 million with a new bank.

        Long-term Debt
        --------------

        At December 31, 2006, the Company was not in breach of any debt covenants.

11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $53.5 million, $57.2 million and $55.0 million, respectively, for 2006, 2005 and 2004.

        The Company paid $767.2 million, $695.0 million and $658.8 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2006, 2005 and 2004. The Company charged AXA Distribution's subsidiaries $352.9 million, $324.4 million and $293.1 million, respectively, for their applicable share of operating expenses for 2006, 2005 and 2004, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        In 2005, AXA Financial issued a note to AXA Equitable in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $91.9 million, $57.9 million and $28.6 million of premiums and $49.1 million, $26.3 million and $16.4 million of reinsurance reserves to AXA Bermuda in 2006, 2005 and 2004, respectively.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retrocedes a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2006 under this arrangement totaled approximately $1.1 million.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and AllianceBernstein to AXA under such agreements totaled approximately $28.8 million, $32.8 million and $30.2 million in 2006, 2005 and 2004, respectively. Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $27.9 million, $30.4 million and $38.9 million in 2006, 2005 and 2004, respectively. Included in the payments by AXA and AXA affiliates to the Company are $12.6 million, $12.7 million and $12.7 million from AXA Tech, which represent the net amount of payments resulting from services and facilities provided by the Company to AXA Tech of $111.0 million, $110.9 million and $106.4 million less the payments for services provided from AXA Tech to the Company of $98.4 million, $98.2 million and $93.7 million for 2006, 2005 and 2004, respectively.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                   2006               2005               2004
                                                             -----------------   ----------------  ------------------
                                                                                  (IN MILLIONS)

        Investment advisory and services fees..............   $       840.5       $       728.5     $        744.7
        Distribution revenues..............................           421.0               397.8              447.3
        Other revenues - shareholder servicing fees........            97.2                99.3              116.0
        Other revenues - other.............................             6.9                 8.0                8.8
        Institutional research services....................             1.4                 3.5                5.3


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $4.3 million in 2006. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for 2007.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (In Millions)
       Service cost.......................................   $        37.6      $        36.0       $       34.6
       Interest cost on projected benefit obligations.....           122.1              123.7              121.9
       Expected return on assets..........................          (184.8)            (173.7)            (170.9)
       Net amortization and deferrals.....................            81.0               78.8               64.7
                                                            -----------------  -----------------   -----------------
       Net Periodic Pension Expense.......................   $        55.9      $        64.8       $       50.3
                                                            =================  =================   =================

        The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2006                2005
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       Benefit obligations, beginning of year.................................  $     2,365.5       $    2,212.0
       Service cost...........................................................           30.6               30.0
       Interest cost..........................................................          122.1              123.7
       Actuarial (gains) losses ..............................................          (64.7)             128.7
       Benefits paid..........................................................         (159.2)            (128.9)
                                                                               -----------------   -----------------
       Benefit Obligations, End of Year.......................................  $     2,294.3       $    2,365.5
                                                                               =================   =================

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the projected benefit obligations. The following table discloses the change in plan assets and the reconciliation of the funded status of the Company's qualified plans to amounts included in the accompanying consolidated balance sheets:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2006               2005
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)
       Plan assets at fair value, beginning of year.............................. $    2,278.5       $     2,126.7
       Actual return on plan assets..............................................        282.0               208.9
       Contributions.............................................................          4.3                78.5
       Benefits paid and fees....................................................       (168.8)             (135.6)
                                                                                  ----------------  -----------------
       Plan assets at fair value, end of year....................................      2,396.0             2,278.5
       Projected benefit obligations.............................................      2,294.3             2,365.5
                                                                                  ----------------  -----------------
       Overfunding (underfunding) of plan assets over
         projected benefit obligations...........................................        101.7               (87.0)
       Unrecognized prior service cost...........................................          -                 (24.4)
       Unrecognized net loss from past experience different
         from that assumed.......................................................          -                 957.3
       Unrecognized net asset at transition......................................          -                  (1.0)
                                                                                  ----------------  -----------------
       Prepaid Pension Cost, Net................................................. $      101.7       $       844.9
                                                                                  ================  =================

        Prepaid and accrued pension costs were $133.1 million and $31.4 million, respectively, at December 31, 2006 and $868.3 million and $23.4 million, respectively, at December 31, 2005. The aggregate projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $84.7 million and $53.3 million, respectively, at December 31, 2006, and $2,365.5 million and $2,278.5 million, respectively, at December 31, 2005. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $68.4 million and $53.3 million, respectively, at December 31, 2006, and $66.9 million and $47.4 million, respectively, at December 31, 2005. The accumulated benefit obligations for all defined benefit pension plans were $2,226.8 million and $2,290.0 million at December 31, 2006 and 2005, respectively.

        The following table illustrates the incremental line-by-line effect of applying SFAS No. 158 for the pension plans in the December 31, 2006 consolidated balance sheet:

                                                                 Before                                 After
                                                              Application                            Application
                                                                of SFAS                                of SFAS
                                                                 No.158           Adjustments           No.158
                                                            -----------------  -----------------   -----------------
                                                                                 (In Millions)

       Other assets ......................................   $       3,753.0    $      (684.2)      $    3,068.8
       Total assets.......................................         149,970.3           (684.2)         149,286.1
       Income taxes payable...............................           3,216.9           (242.7)           2,974.2
       Other liabilities..................................           1,803.8             12.0            1,815.8
       Minority interest in equity of consolidated
           subsidiaries...................................           2,293.9             (4.0)           2,289.9
       Total liabilities..................................         140,038.4           (234.7)         139,803.7
       Accumulated other comprehensive income.............             282.2           (449.5)            (167.3)
       Total shareholder' equity..........................           9,931.9           (449.5)           9,482.4

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2006 that have not yet been recognized as components of net periodic pension cost:

                                                                                                  DECEMBER 31,
                                                                                                      2006
                                                                                              --------------------
                                                                                                  (IN MILLIONS)
       Unrecognized net actuarial loss ....................................................    $       710.7
       Unrecognized prior service cost (credit)............................................            (18.8)
       Unrecognized net transition obligation (asset)......................................              (.8)
                                                                                              --------------------
            Total .........................................................................    $       691.1
                                                                                              ====================

        The estimated net loss, prior service cost, and net transition asset to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $59.7 million, $(5.6) million, and zero, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2006 and 2005.

                                                                               DECEMBER 31,
                                                         ----------------------------------------------------------
                                                                   2006                           2005
                                                         ----------------------------------------------------------
                                                                               (IN MILLIONS)
                                                                ESTIMATED                    Estimated
                                                                FAIR VALUE         %         Fair Value      %
                                                         ---------------------   -----    ---------------  ------
       Corporate and government debt securities........    $          429.8       18.0    $     452.3        19.9
       Equity securities...............................             1,720.7       71.8        1,526.5        67.0
       Equity real estate .............................               245.5       10.2          221.8         9.7
       Short-term investments..........................                 -          -            77.9         3.4
       Other...........................................                 -          -             -            -
                                                         ---------------------   -----    ---------------   -----
       Total Plan Assets...............................    $        2,396.0      100.0    $   2,278.5       100.0
                                                         =====================   =====    ===============   =====

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2006 and 2005 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2006, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 5.75% disclosed below as having been used to measure the benefits obligation at December 31, 2006 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2006 and 2005.

                                                                                     AXA FINANCIAL GROUP
                                                                               --------------------------------
                                                                                   2006               2005
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        5.75%              5.25%
         Periodic cost....................................................        5.25%              5.75%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $20.3 million, $21.7 million and $23.2 million for 2006, 2005 and 2004, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2007, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2006 and include benefits attributable to estimated future employee service.

                                               PENSION BENEFITS
                                               ----------------
                                                (IN MILLIONS)

                   2007.....................   $    165.1
                   2008.....................        174.1
                   2009.....................        177.2
                   2010.....................        179.2
                   2011.....................        180.3
                   Years 2012 -2016.........        914.4

        AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $243.8 million, $186.2 million and $146.7 million for 2006, 2005 and 2004, respectively.

13)     SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2006, the Company recognized $24.8 million of compensation costs under SFAS No. 123(R) for employee stock options, including $16.9 million resulting from unvested awards at January 1, 2006. On March 31, 2006, 3.8 million nonstatutory stock options to purchase AXA ordinary shares were awarded under The AXA Stock Option Plans for AXA Financial Employees and Associates, of which approximately 2.6 million have a four year graded vesting schedule, with one-third vesting on each of the second, third and fourth anniversaries of the grant date and approximately 1.2 million have a 4-year cliff-vesting term. The cost of that award is attributed over the shorter of the employees' four year service-vesting term or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. All of the options granted on March 31, 2006 have a 10-year contractual term. Information about options outstanding and exercisable at December 31, 2006 also is presented. The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately
        124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2006 follows:

                                                                Options Outstanding
                         ---------------------------------------------------------------------------------------------------
                                                                                                    AllianceBernstein
                               AXA Ordinary Shares                    AXA ADRs                        Holding Units
                         -------------------------------- --------------------------------- --------------------------------
                                             Weighted                          Weighted                          Weighted
                             Number          Average'          Number          Average'         Number           Average'
                          Outstanding        Exercise       Outstanding        Exercise      Outstanding         Exercise
                         (In Millions)        Price        (In Millions)        Price       (In Millions)         Price
                         --------------   ---------------  --------------   --------------  --------------    --------------
Options outstanding at
   January 1, 2006.....            3.5    (euro)   20.87           38.6      $     24.06           7.5         $    40.45
Options granted .......            4.0    (euro)   28.40             .7            23.26            - (2)      $    65.02
Options exercised......            -               -               (9.1)     $     22.08          (2.6)        $    38.40
Options forfeited......            (.1)   (euro)   -               (3.4)     $     33.57           (.1)        $    38.19
Options expired........            -               -                  -                             -
                         --------------                    --------------                   --------------
Options Outstanding at
   December 31, 2006...            7.4    (euro)   24.82           26.8      $     23.40           4.8         $    41.62
                         ==============   ===============  ==============   ==============  ==============    ==============
Aggregate Intrinsic                       (euro)    43.2                     $     463.1                       $   186.9
   Value (1)...........                   ===============                   ==============                    ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            8.9                              4.4                           4.37
                         ==============                    ==============                   ==============
Options Exercisable at             -                               20.2      $     23.40           4.4         $    42.24
   December 31, 2006...  ==============                    ==============   ==============  ==============    ==============
Aggregate Intrinsic                               -                          $     342.4                       $    169.3
   Value (1)...........                   ===============                   ==============                    ==============
Weighted Average
   Remaining
   Contractual Term
    (in years).........            -                                3.39                           4.30
                         ==============                    ==============                   ==============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2006 of the respective underlying shares over the strike prices of the option awards.
        (2) AllianceBernstein grants totaled 9,712 units in 2006.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2006 were $201.3 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2006, 2005 and 2004 were $132.1 million, $68.3 million and $18.8 million, respectively, resulting in amounts currently deductible for tax purposes of $44.9 million, $22.9 million and $6.2 million, respectively, for the periods then ended. Under SFAS No. 123(R), $34.8 million windfall tax benefits resulted from employee stock option exercises during 2006.

        At December 31, 2005, AXA Financial held 9.3 million AXA ADRs in treasury at a weighted average cost of approximately $24.00 per ADR, of which approximately 9.0 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately .3 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2006 are call options to purchase 8.9 million AXA ADRs at strike prices ranging from $30.41 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2006, AXA Financial utilized approximately 5.6 million AXA ADRs from treasury to fund exercises of employee stock options. Employee options outstanding at December 31, 2006 to purchase AXA ordinary shares begin to become exercisable in March 2007 and their future exercises are expected to be funded by newly issued AXA ordinary shares.

        Prior to adoption of SFAS No. 123(R), the Company had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation cost for these awards was recognized in the consolidated statement of earnings in 2005 and 2004. The following table illustrates the effect on net income had compensation expense for employee stock option awards been measured and recognized by the Company under the fair-value-based method of SFAS No. 123, "Accounting for Stock-Based Compensation". These pro forma disclosures are not adjusted from amounts previously reported and, therefore, retain the original grant-date fair values of the underlying awards, continue to attribute cost over the awards' service-vesting periods and do not include estimates of pre-vesting forfeitures.

                                                                                  2005               2004
                                                                           ------------------- -----------------
                                                                                        (In Millions)
       Net earnings as reported..........................................   $     1,073.8      $       929.9
       Less:  Total stock-based employee compensation expense
          determined under fair value method, net of income tax benefit..           (23.2)             (21.4)
                                                                           -----------------   -----------------
       Pro Forma Net Earnings............................................   $     1,050.6      $       908.5
                                                                           =================   =================

        For the purpose of estimating the fair value of employee stock option awards granted on or after January 1, 2006, the Company continues to apply the Black-Scholes-Merton formula and the same methodologies for developing the input assumptions as previously had been used to prepare the pro forma disclosures required by SFAS No. 123. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2006, 2005 and 2004, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                     AXA Ordinary                                 AllianceBernstein
                                        Shares              AXA ADRs                Holding Units
                                  ------------------- --------------------  -----------------------------
                                     2006     2005       2005      2004        2006      2005      2004
                                   -------- --------- ---------- ---------  --------- ---------- --------
       Dividend yield............   3.48%    3.15%      3.01%      2.24%         6%       6.2%      3.5%

       Expected volatility.......     28%      25%        25%        43%        31%        31%       32%

       Risk-free interest rate...   3.77%    3.09%      4.27%      2.86%       4.9%       3.7%      4.0%

       Expected life in years....    5.0      5.0        5.0        5.0        6.5        3.0       5.0

       Weighted average fair
         value per option at
         grant date..............  $7.45    $4.30      $4.85      $6.94     $12.35      $7.04     $8.00

        As of December 31, 2006, approximately $19.0 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.8 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries, including AXA Equitable. Generally, all outstanding restricted AXA ADR grants have a 7-year vesting schedule with potential accelerated vesting based on performance. Under The Equity Plan for Directors ("the Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. For 2006, 2005 and 2004 AXA Financial Group recognized compensation costs of $5.6 million, under SFAS No. 123(R) and $10.1 million and $9.5 million, respectively, under APB No. 25 for awards outstanding under these plans. Consistent with existing practice of the Company prior to adoption of SFAS No. 123(R), grant-date fair value continues to be measured by the closing price of the shares awarded and the result generally is attributed over the shorter of the performance period, the requisite service period, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2006, approximately 60,692 restricted AllianceBernstein Holding Units outstanding under the Century Club Plan remain unvested. At December 31, 2006, approximately $2.1 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 1.6 years. Restricted AXA ADRs vested in 2006, 2005 and 2004 had aggregate vesting-date fair values of approximately $13.5 million, $19.2 million and $12.7 million, respectively. In 2005 244,790 restricted AXA ADRs were granted having an aggregate grant-date fair value of $6.6 million. The following table summarizes unvested restricted AXA ADR activity for 2006.

                                                                                                       WEIGHTED
                                                                                  SHARES OF            AVERAGE
                                                                                  RESTRICTED          GRANT DATE
                                                                                    STOCK             FAIR VALUE
                                                                                --------------     ---------------

      Unvested as of January 1, 2006..........................................       867,387        $        19.94
      Granted.................................................................        78,865        $        35.16
      Vested..................................................................       381,836        $        16.98
      Forfeited...............................................................        50,381
                                                                                --------------
      Unvested as of December 31, 2006........................................       514,035        $        23.91
                                                                                ==============

        On March 31, 2006, under the terms of the AXA Performance Unit Plan 2006, the AXA Management Board awarded 722,854 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2006 plan cliff-vest on the second anniversary of their date of award. When fully-vested, the performance units earned will be settled in cash, or in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2006 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 28, 2008.

        For 2006, 2005 and 2004 the Company recognized compensation costs of $25.9 million, under SFAS No. 123(R) and $7.2 million and $.7 million, respectively, under APB No. 25 for performance units earned to date. Substantially similar to existing practice of the Company prior to adoption of SFAS No. 123(R), the change in fair value of these awards in 2006 was measured by the closing price of the underlying the Company ordinary shares or AXA ADRs and adjustment was made to reflect the impact of expected and actual pre-vesting forfeitures. In addition, similar to adoption of SFAS No. 123(R) for employee stock option awards, the cost of performance units awarded on or after January 1, 2006, such as those granted March 31, 2006, were attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2006 and 2005 was $45.8 million and $9.1 million, respectively, including incremental awards earned under the 2005 and 2004 plans from having exceeded the targeted performance criteria established in those years by 14.6% and 11.1%, respectively. Approximately 720,691 outstanding performance units are at risk to achievement of 2006 performance criteria, including approximately 50% of the award granted on March 31, 2006.

        Following completion of the merger of AXA Merger Corp. with and into AXA Financial in January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $6.1 million, $28.9 million and $14.2 million for 2006, 2005 and 2004, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31 2006 and 2005 was $24.9 million and $57.5 million, respectively. At December 31, 2006, 1.6 million tandem SARs/NSOs were outstanding, having weighted average remaining expected and contractual terms of 1.11 and 2.22 years, respectively, and for which the SARs component had maximum value of $24.9 million. During 2006, 2005 and 2004, respectively, approximately
        2.8 million, .7 million and zero million of these awards were exercised at an aggregate cash-settlement value of $41.2 million $7.5 million and zero million.

        On March 31, 2006, 59,644 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        29.22 Euros as of the date of exercise. Similar to the SARs component of the tandem SARs/NSOs, awards remaining unexercised at expiry of their 10-year contractual term will be automatically exercised on the expiration date. At December 31, 2006, .2 million SARs were outstanding, having weighted average remaining contractual term of 6.03 years. The accrued value of SARs at December 31, 2006 and 2005 was $2.9 million and $1.0 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2006, the Company recorded compensation expense for SARs of $1.9 million, under SFAS No. 123(R), reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards. For 2005 and 2004, the Company recorded compensation expense of $.6 million and $.03 million, respectively, under APB No. 25 reflecting the impact in those periods of the change in the market price of the underlying AXA ordinary share or AXA ADR on the value of the outstanding SARs.

        In fourth quarter 2006, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2006. Similar to the AXA Shareplan programs previously offered in 2001 through 2005, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 15.21% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75.0% of any appreciation in the value of the total shares purchased. Under SFAS No. 123(R), AXA Equitable recognized compensation expense of $22.1 million in connection with AXA Shareplan 2006, representing the aggregate discount provided to participants for their purchase of AXA stock, as adjusted for the post-vesting, five-year holding period. No compensation expense was recorded in 2006, 2005 and 2004, respectively, in connection with shares subscribed under previous years' AXA Shareplan offerings. Participants in AXA Shareplans 2005 and 2004 primarily invested under Investment Option B for the purchase of approximately 5.7 million and
        6.8 million AXA ordinary shares, respectively. The discounted pricing offered to participants in those programs for the purchase of AXA ordinary shares under Investment Option B was 17.5% and 20%, respectively, and the appreciation percentage was 86.1% and 79.0%, respectively.

        Under SFAS No. 123(R), the Company recognized compensation expense for payroll deductions authorized and applied in 2006 under the terms of the AXA Financial, Inc. Qualified Stock Purchase Plan to purchase AXA ADRs of 182,225, at an aggregate discount of $1.1 million, representing a discount of 15% from the closing market value of the AXA ADR at the purchase dates defined in the annual offering document (generally the last trading day of each month). Prior to adoption of SFAS No. 123(R), no compensation expense was recorded in connection with this plan. Under the terms of the AXA Financial, Inc. Non-Qualified Stock Purchase Plan, total AXA ADRs of 340,083, 381,302 and 407,715 were purchased during 2006, 2005 and 2004, respectively, including those purchased with employer matching contributions for which AXA Financial Group recorded compensation expense of $1.6 million, $1.3 million and $1.2 million in 2006, 2005 and 2004, respectively.

14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $    1,848.6       $    1,870.0        $   1,880.0
       Mortgage loans on real estate......................          245.9              238.2              249.6
       Equity real estate.................................          114.9              125.3              124.2
       Other equity investments...........................          181.2              155.2              162.1
       Policy loans.......................................          249.8              248.8              251.0
       Short-term investments.............................           55.2               25.1               19.1
       Derivative investments.............................         (302.4)             (85.5)             (88.0)
       Broker-dealer related receivables..................          226.5              124.8               45.5
       Trading securities.................................           53.4               28.6               14.5
       Other investment income............................           43.9               16.2               28.9
                                                            -----------------  -----------------   -----------------

         Gross investment income..........................        2,717.0            2,746.7            2,686.9

       Investment expenses................................         (132.2)            (159.0)            (153.3)
       Interest expenses..................................         (187.8)             (95.9)             (32.8)
                                                            -----------------  -----------------   -----------------

       Net Investment Income..............................   $    2,397.0       $    2,491.8        $   2,500.8
                                                            =================  =================   =================

        For 2006, 2005 and 2004, respectively, investment results on derivative positions, which were included in net investment income, included gross gains of $155.5 million, $84.2 million and $26.2 million and gross losses of $457.9 million, $169.7 million and $114.2 million. For 2006 and 2005, respectively, net unrealized losses of $15.2 million and $3.7 million were recognized from floor contracts. For 2006 and 2005, net realized gains (losses) of $(249.5) million and $(140.9) million and net unrealized gains (losses) of $(37.7) million and 59.2 million were recognized from futures contracts utilized in the GMDB and GMIB programs.

        Investment gains (losses), net by including changes in the valuation allowances, follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $       (11.5)     $        11.1       $       26.3
       Mortgage loans on real estate......................              .2               (2.2)                .2
       Equity real estate.................................             8.8                3.9               11.6
       Other equity investments...........................            20.1               30.7               24.4
       Other(1)...........................................            29.3               11.9                2.5
                                                            -----------------  -----------------   -----------------
       Investment Gains (Losses), Net.....................   $        46.9      $        55.4       $       65.0
                                                            =================  =================   =================

        (1) In 2006, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of this transaction, the company recorded a non-cash $29.7 million realized gain.

        Writedowns of fixed maturities amounted to $27.4 million, $31.2 million and $36.4 million for 2006, 2005 and 2004, respectively. Writedowns of mortgage loans on real estate were $.4 million for 2006, $1.7 million, for 2005 and $10.1 million for 2004. There were no writedown on equity real estate for 2006, 2005 and 2004, respectively.

        For 2006, 2005 and 2004, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $1,281.9 million, $2,220.0 million and $2,908.3 million. Gross gains of $33.9 million, $53.2 million and $47.7 million and gross losses of $24.5 million, $31.1 million and $9.7 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2006, 2005 and 2004 amounted to $(416.7) million, $(1,004.8) million and $0.8 million, respectively.

        For 2006, 2005 and 2004, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $57.8 million, $68.6 million and $70.4 million, respectively.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits. The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance, beginning of year.........................   $       432.3      $       874.1       $      892.8
       Changes in unrealized investment gains (losses)....          (431.4)          (1,008.1)             (12.8)
       Changes in unrealized investment (gains) losses
         attributable to:
           Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other........................            90.9              186.3               (1.5)
           DAC............................................            85.8              146.2               (2.5)
           Deferred income taxes..........................           104.6              233.8               (1.9)
                                                            -----------------  -----------------   -----------------
       Balance, End of Year...............................   $       282.2      $       432.3       $      874.1
                                                            =================  =================   =================
       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities...............................   $       535.4      $       966.5       $    2,003.2
           Other equity investments.......................             1.4                1.7                1.2
           Other..........................................             -                  -                (28.1)
                                                            -----------------  ------------------- -----------------
             Subtotal.....................................           536.8              968.2            1,976.3
         Amounts of unrealized investment (gains) losses
           attributable to:
             Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other.......................             1.4              (89.4)            (275.7)
             DAC..........................................          (110.4)            (196.0)            (342.2)
             Deferred income taxes........................          (145.6)            (250.5)            (484.3)
                                                            -----------------  ------------------- -----------------
       Total..............................................   $       282.2      $       432.3       $      874.1
                                                            =================  =================== =================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)
       Income tax expense:
         Current expense .................................   $       438.6      $       237.5       $      359.0
         Deferred expense.................................           (11.3)             281.7               37.9
                                                            -----------------  -----------------   -----------------
       Total..............................................   $       427.3      $       519.2       $      396.9
                                                            =================  =================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Expected income tax expense........................   $       727.9      $       715.5       $      586.5
       Minority interest..................................          (224.1)            (175.9)            (134.7)
       Separate Account investment activity...............           (45.4)             (87.2)             (63.3)
       Non-taxable investment income......................           (23.1)             (19.7)             (22.6)
       Adjustment of tax audit reserves...................           (86.2)              11.1                7.7
       Non-deductible goodwill and other
           intangible assets..............................             5.0                2.8                2.7
       State income taxes.................................            38.0               28.3                3.3
       AllianceBernstein income and foreign taxes.........            32.9               41.4               24.3
       Other..............................................             2.3                2.9               (7.0)
                                                            -----------------  -----------------   -----------------
       Income Tax Expense.................................   $       427.3      $       519.2       $      396.9
                                                            =================  =================   =================

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2006                  December 31, 2005
                                                --------------------------------   ---------------------------------
                                                    ASSETS        LIABILITIES          Assets         Liabilities
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Compensation and related benefits......   $      54.6      $        -        $       -        $      285.3
       Reserves and reinsurance...............       1,160.3               -              929.2               -
       DAC and VOBA...........................           -             2,433.5              -             2,200.6
       Unrealized investment gains............           -               129.8              -               250.7
       Investments............................           -               865.7              -               813.5
       Other..................................          13.2               -              107.2               -
                                                ---------------  ---------------   ---------------  ----------------
       Total..................................   $   1,228.1      $    3,429.0      $   1,036.4      $    3,550.1
                                                ===============  ===============   ===============  ================

        The Company recognized a net tax benefit in third quarter 2006 of $117.7 million. This benefit was related to the settlement of an IRS audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities. In 2005, the Internal Revenue Service ("IRS") began an examination of the Company's 2002 and 2003 returns. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations or financial position.

 16)    DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and Enterprise. The following table reconciles the Earnings (losses) from discontinued operations, net of income taxes and (Losses) gains on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2006:

                                                                          2006          2005           2004
                                                                      -------------  ------------  ------------
                                                                                    (IN MILLIONS)
       EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $      30.2    $      15.2   $     7.9
       Real estate held-for-sale.....................................         (4.0)            .6          .4
       Disposal of business - Enterprise.............................           -             (.1)       (1.5)
                                                                      -------------  ------------  ------------
       Total.........................................................  $      26.2    $      15.7   $     6.8
                                                                      =============  ============  ============

       (LOSSES) GAINS ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $       -      $       -     $    31.1
       Disposal of business - Enterprise.............................         (1.9)           -            -
                                                                      -------------  ------------  ------------
       Total.........................................................  $      (1.9)   $       -     $    31.1
                                                                      =============  ============  ============


        Disposal of Businesses
        ----------------------

        In October 2006, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise Capital") and Enterprise Fund Distributors, Inc., ("EFD") entered into an agreement contemplating the transfer to Goldman Sachs Asset Management L.P. ("GSAM") of assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and the reorganization of such funds to corresponding mutual funds managed by GSAM. These 27 funds have approximately $4.2 billion in assets under management as of December 31, 2006. The reorganization of the 27 funds is subject to regulatory and fund shareholder approvals and is expected to close in the second quarter of 2007. Of the remaining four funds not included in the GSAM reorganization, which together have approximately $700 million in assets under management as of December 31, 2006, one fund is being liquidated and AXA Financial is considering possible alternatives for the dispositions of the other three funds, which alternatives include a possible transaction with another investment advisor or liquidation. Proceeds from the transaction with GSAM are dependant upon assets under management at the time of the reorganization. A permanent impairment writedown of $4.1 million pre-tax ($2.7 million post-tax) on the AXA Enterprise Funds investment management contracts intangible asset and $3.0 million pre-tax of costs ($1.9 million post-tax) to sell were recorded by the Company in 2006. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts are now reported in Discontinued Operations. At December 31, 2006, assets and liabilities related to these contracts of $26.5 million and $9.3 million were included in Other assets and Other liabilities, respectively.

        The gross carrying amount of Enterprise related intangible asset was $26.5 million at December 31, 2006, and the accumulated amortization of this intangible asset was $4.1 million. Amortization expense related to the Enterprise intangible asset totaled $4.1 million for 2006.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2006 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Wind-up Annuities differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss allowance are likely to result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2006                  2005
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)
       BALANCE SHEETS
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $752.7 and $796.9)..............................   $      764.8         $      823.5
       Equity real estate...................................................          169.5                197.5
       Mortgage loans on real estate........................................            2.9                  6.7
       Other invested assets................................................            2.6                  3.2
                                                                              ----------------     -----------------
         Total investments..................................................          939.8              1,030.9
       Cash and cash equivalents............................................             .1                  -
       Other assets.........................................................           13.7                 13.6
                                                                              ----------------     -----------------
       Total Assets.........................................................   $      953.6         $    1,044.5
                                                                              ================     =================

       Policyholders liabilities............................................   $      788.2         $      817.2
       Allowance for future losses..........................................            1.0                 60.1
       Other liabilities....................................................          164.4                167.2
                                                                              ----------------     -----------------
       Total Liabilities....................................................   $      953.6         $    1,044.5
                                                                              ================     =================

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)
       STATEMENTS OF EARNINGS
       Investment income (net of investment
         expenses of $19.0, $18.4 and $17.2)..............   $        71.3      $        70.0       $       68.5
       Investment gains (losses), net.....................             6.0                (.3)               3.6
                                                                -------------      -------------      --------------
       Total revenues.....................................            77.3               69.7               72.1
                                                                -------------      -------------      --------------

       Benefits and other deductions......................            84.7               87.1               99.4
       (Losses charged) to allowance
         for future losses................................            (7.4)             (17.4)             (27.3)
                                                            -----------------  -----------------   -----------------
       Pre-tax loss from operations.......................             -                  -                  -
       Pre-tax earnings from releasing the allowance
         for future losses................................            37.1               23.2               12.0
       Income tax expense.................................            (6.9)              (8.0)              (4.1)
                                                            -----------------  -----------------   -----------------
       Earnings from Wind-up Annuities....................   $        30.2      $        15.2       $        7.9
                                                            =================  =================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of Wind-up Annuities against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented above.

        During 2004, Wind-up Annuities' average recorded investment in impaired mortgage loans was $8.4 million; and interest income recognized on these impaired mortgage loans totaled $1.0 million. There were no related amounts reported in 2006 and 2005.

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2006, one real estate property with a total book value of $34.3 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. At December 31, 2006 and 2005, equity real estate held-for-sale was $32.2 million and $42.1 million, respectively, and was included in Other assets.

17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Unrealized gains on investments....................   $       282.2      $       432.3       $      874.1
       Defined benefit pensions plans.....................          (449.5)               -                  -
                                                            -----------------  -----------------   -----------------
       Total Accumulated Other
         Comprehensive (Loss) Income......................   $      (167.3)     $       432.3       $      874.1
                                                            =================  =================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net unrealized (losses) gains on investments:
         Net unrealized (losses) gains arising during
           the period.....................................   $      (416.6)     $      (966.2)      $       69.4
         Losses reclassified into net earnings
           during the period..............................           (14.8)             (41.9)             (82.2)
                                                            -----------------  -----------------   -----------------
       Net unrealized (losses) gains on investments.......          (431.4)          (1,008.1)             (12.8)
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes..................           281.3              566.3               (5.9)
                                                            -----------------  -----------------   -----------------

       Change in unrealized losses, net of
           adjustments....................................          (150.1)            (441.8)             (18.7)
                                                            -----------------  -----------------   -----------------
       Total Other Comprehensive Loss.....................   $      (150.1)     $      (441.8)      $      (18.7)
                                                            =================  =================   =================

18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2006, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were $248.3 million for 2007, zero for 2008-2011 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2007 and the four successive years are $178.6 million, $175.0 million, $162.3 million, $156.7 million, $149.5 million and $1,500.3 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2007 and the four successive years is $6.0 million, $5.2 million, $5.0 million, $5.0 million, $4.8 million and $16.4 million thereafter.

        At December 31, 2006, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2007 and the four successive years is $106.7 million, $116.0 million, $114.8 million, $114.7 million, $114.9 million and $896.1 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2007 and the four successive years are $.3 million, $.3 million, $.2 million, and zero for the following two years.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2006, these arrangements included commitments by the Company to provide equity financing of $618.3 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $63.8 million of undrawn letters of credit related to reinsurance at December 31, 2006. AXA Equitable had $46.3 million in commitments under existing mortgage loan agreements at December 31, 2006. In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2006, AllianceBerstein was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

19)     LITIGATION

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal. Defendants have cross-appealed.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted. The plaintiff filed a notice of appeal in June 2006.

        In June 2006, AXA Equitable received a demand for arbitration from Centre Life Insurance Company ("Centre Life") seeking to rescind the 100% quota share reinsurance agreement, effective July 1, 2000 between Centre Life and AXA Equitable, under which Centre Life reinsures portions of AXA Equitable's individual disability income insurance business. The arbitration demand alleges that AXA Equitable provided Centre Life with inaccurate and incomplete data upon which Centre Life relied in order to establish the reinsurance premium paid by AXA Equitable as consideration in the transaction. The demand alternatively seeks damages for the increase in reserves Centre Life alleges it was caused to record as a result of the difference in the data it originally relied upon and its present assessment of the data. The demand further alleges that Centre Life has paid expenses relating to the business in excess of its liability under the reinsurance agreement. Discovery is ongoing.

        Beginning with the first action commenced in July 2006, there are two putative class actions pending in Federal court, MEOLA V. AXA ADVISORS, ET AL., in the District Court for the Northern District of California and BOLEA V. AXA ADVISORS, LLC, ET. AL., in the District Court for the Western District of Pennsylvania, against AXA Equitable, alleging certain wage and hour violations. Each of the cases seek substantially the same relief under essentially the same theories of recovery (i.e., violation of the Fair Labor Standards Act ("FLSA") for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states). Plaintiffs in MEOLA and BOLEA seek certification of nationwide collection action under the FLSA, and certification of statewide class actions under the respective California and Pennsylvania state labor laws covering all "securities brokers" from 2002 to 2006. In addition, plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees. In January 2007, AXA Equitable filed an answer in MEOLA.

        ALLIANCEBERNSTEIN LITIGATION

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including AllianceBernstein, alleging that AllianceBernstein violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act"), with respect to a registration statement filed by Enron Corp. In January 2007, the Court issued a final judgment dismissing the Enron Complaint as the allegations therein pertained to AllianceBernstein. The parties have agreed that there will be no appeal.

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the U.S. Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts.

        Since October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. All state court actions against AllianceBernstein either were voluntarily dismissed or removed to Federal court.

        In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). All of the actions removed to the Federal court also were transferred to the Mutual Fund MDL. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein. All four complaints included substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Assurance of Discontinuance ("NYAG AoD").

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding ("MOU") containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount was disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

        In April 2005, a complaint entitled THE ATTORNEY GENERAL OF THE STATE OF WEST VIRGINIA V. AIM ADVISORS, INC., ET AL. ("WVAG Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, and various other unaffiliated defendants. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. In October 2005, the WVAG Complaint was transferred to the Mutual Fund MDL. In August 2005, the WV Securities Commissioner signed a Summary Order to Cease and Desist, and Notice of Right to Hearing ("Summary Order") addressed to AllianceBernstein and AllianceBernstein Holding. The Summary Order claims that AllianceBernstein and AllianceBernstein Holding violated the West Virginia Uniform Securities Act and makes factual allegations generally similar to those in the SEC Order and NYAG AoD. In September 2006, AllianceBernstein and AllianceBernstein Holding filed an answer and moved to dismiss the Summary Order with the WV Securities Commission.

        Revenue Sharing-Related Matters

        In June 2004, a purported class action complaint entitled AUCOIN, ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, AllianceBernstein Investments, Inc., certain current and former directors of the U.S. Funds, and unnamed Doe defendants. The Aucoin Complaint names the U.S. Funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from U.S. Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts, an accounting of all U.S. Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

        In February 2005, plaintiffs filed a consolidated amended class action complaint (the "Aucoin Consolidated Amended Complaint") that asserts claims substantially similar to the Aucoin Complaint and the nine additional subsequently filed lawsuits. In October 2005, the District Court dismissed each of the claims set forth in the Aucoin Consolidated Amended Complaint, except for plaintiffs' claim under Section 36(b) of the Investment Company Act. In January 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining claim under Section 36(b) of the Investment Company Act. In May 2006, the District Court denied plaintiffs' motion for leave to file their amended complaint. In July 2006, plaintiffs filed a notice of appeal, which was subsequently withdrawn subject to plaintiffs right to reinstate it at a later date.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $649.6 million during 2007. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2006, 2005 and 2004, the Insurance Group statutory net income totaled $532.3 million, $780.4 million and $571.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,907.5 million and $6,241.7 million at December 31, 2006 and 2005, respectively. In 2006, 2005 and 2004, respectively, AXA Equitable paid shareholder dividends of $600.0 million, $500.0 million and $500.0 million.

        At December 31, 2006, the Insurance Group, in accordance with various government and state regulations, had $32.2 million of securities deposited with such government or state agencies.

        At December 31, 2006 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York Insurance Department ("NYID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2006.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and

        AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net change in statutory surplus and
         capital stock....................................   $     1,386.5      $       779.6       $      196.8
       Change in AVR......................................           279.3              260.6              528.1
                                                            -----------------  -----------------   -----------------
       Net change in statutory surplus, capital stock
         and AVR..........................................         1,665.8            1,040.2              724.9
       Adjustments:
         Future policy benefits and policyholders'
           account balances...............................          (126.0)             (51.9)            (398.8)
         DAC..............................................           674.1              598.0              529.2
         Deferred income taxes............................           517.3              227.6              122.5
         Valuation of investments.........................             2.6               40.0               10.1
         Valuation of investment subsidiary...............        (2,122.7)          (1,278.3)            (460.3)
         Change in fair value of guaranteed minimum
           income benefit reinsurance contracts...........           (14.8)              42.6               61.0
         Shareholder dividends paid......................            600.0              500.0              500.0
         Changes in non-admitted assets...................           (57.4)                .5              (74.7)
         Other, net.......................................           (90.9)             (75.8)             (98.9)
         GAAP adjustments for Wind-up Annuities ..........            28.8               30.9               14.9
                                                            -----------------  -----------------   -----------------
          Consolidated Net Earnings ......................   $     1,076.8      $     1,073.8       $      929.9
                                                            =================  =================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2006               2005                2004
                                                            -----------------  -----------------   ------------------
                                                                                 (IN MILLIONS)
       Statutory surplus and capital stock................   $     6,497.6      $     5,111.1       $    4,331.5
       AVR................................................         1,409.9            1,130.6              870.0
                                                            -----------------  -----------------   ------------------
       Statutory surplus, capital stock and AVR...........         7,907.5            6,241.7            5,201.5
       Adjustments:
         Future policy benefits and policyholders'
           account balances...............................        (1,926.0)          (1,934.0)          (1,882.1)
         DAC..............................................         8,316.5            7,557.3            6,813.9
         Deferred income taxes............................          (627.1)          (1,294.6)          (1,770.4)
         Valuation of investments.........................           867.9            1,281.6            2,237.6
         Valuation of investment subsidiary...............        (5,374.3)          (3,251.6)          (1,973.3)
         Fair value of guaranteed minimum income
           benefit reinsurance contracts..................           117.8              132.6               90.0
         Non-admitted assets..............................           994.5            1,056.0            1,055.5
         Issuance of surplus notes........................          (524.8)            (524.8)            (599.7)
         Adjustment to initially apply SFAS No.158,
           net of income taxes............................          (449.5)               -                  -
         Other, net.......................................           239.8              258.3              147.9
         GAAP adjustments for Wind-up Annuities ..........           (59.9)             (80.6)             (96.4)
                                                            -----------------  -----------------   ------------------
       Consolidated Shareholder's Equity..................   $     9,482.4      $     9,441.9       $    9,224.5
                                                            =================  =================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2006               2005               2004
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance..........................................   $     5,974.7      $      5,764.1     $     5,447.7
       Investment Management (1)..........................         4,002.7             3,265.0           3,060.0
       Consolidation/elimination..........................           (90.0)              (84.7)            (82.8)
                                                            -----------------  -----------------  ------------------
       Total Revenues.....................................   $     9,887.4      $      8,944.4     $     8,424.9
                                                            =================  =================  ==================

       (1) Intersegment investment advisory and other fees of approximately $120.8 million, $123.7 million and $118.4 million for 2006, 2005 and 2004, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT EARNINGS FROM CONTINUING OPERATIONS
          BEFORE INCOME TAXES AND MINORITY INTEREST:
       Insurance..........................................   $       889.7      $      1,120.0     $       947.9
       Investment Management..............................         1,190.0               924.2             728.8
       Consolidation/elimination..........................             -                   -                 (.9)
                                                            -----------------  -----------------  ------------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,079.7      $      2,044.2     $     1,675.8
                                                            =================  =================  ==================

                                                                       DECEMBER 31,
                                                            ------------------------------------
                                                                  2006               2005
                                                            -----------------  -----------------
                                                                      (In Millions)
       SEGMENT ASSETS:
       Insurance..........................................   $   133,047.0      $    118,825.8
       Investment Management..............................        16,239.4            15,161.4
       Consolidation/elimination..........................             (.3)                2.0
                                                            -----------------  -----------------
       Total Assets.......................................   $   149,286.1      $    133,989.2
                                                            =================  =================

        In accordance with SEC regulations, securities with a fair value of $1.86 billion and $1.72 billion have been segregated in a special reserve bank custody account at December 31, 2006 and 2005, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2006 and 2005 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

       2006
       ----
       Total Revenues................   $     2,244.5      $     2,609.6       $    2,415.3         $    2,618.0
                                       =================  =================   ==================   ==================
       Earnings from Continuing
         Operations..................   $       234.4      $       316.7       $      282.0         $      219.4
                                       =================  =================   ==================   ==================
       Net Earnings..................   $       235.2      $       314.2       $      308.6         $      218.8
                                       =================  =================   ==================   ==================
       2005
       ----
       Total Revenues................   $     2,212.6      $     2,223.1       $    2,149.5         $    2,359.2
                                       =================  =================   ==================   ==================
       Earnings from
         Continuing Operations.......   $       265.5      $       278.3       $      281.6         $      232.7
                                       =================  =================   ==================   ==================
       Net Earnings..................   $       265.0      $       278.6       $      296.8         $      233.4
                                       =================  =================   ==================   ==================

                                  PART C

                            OTHER INFORMATION


Item 24.   Financial Statements and Exhibits.

           (a) Financial Statements included in Part B.

            1. Separate Account No. 49

                - Report of Independent Registered Public Accounting Firm -
                  PricewaterhouseCoopers LLP;
                - Statements of Assets and Liabilities for the Year Ended
                  December 31, 2006;
                - Statements of Operations for the Year Ended December 31, 2006;
                - Statements of Changes in Net Assets for the Years Ended
                  December 31, 2006 and 2005; and
                - Notes to Financial Statements.

            2. AXA Equitable Life Insurance Company:

                - Report of Independent Registered Public Accounting Firm -
                  PricewaterhouseCoopers LLP;
                - Consolidated Balance Sheets as of December 31, 2006 and 2005;
                - Consolidated Statements of Earnings for Years Ended
                  December 31, 2006, 2005 and 2004;
                - Consolidated Statements of Equity for Years Ended
                  December 31, 2006, 2005 and 2004;
                - Consolidated Statements of Cash Flows for Years Ended
                  December 31, 2006 and 2005 and 2004; and
                - Notes to Consolidated Financial Statements.

            3. AllianceBernstein L.P.:

                - Report of Independent Registered Public Accounting Firm - KPMG
                  LLP

                - Consolidated Statement of Financial Condition as of December
                  31, 2005;

                - Consolidated Statements of Income for the Years Ended December
                  31, 2005 and 2004;

                - Consolidated Statements of Changes in Partners' Capital and
                  Comprehensive Income for the Years Ended December 31, 2005 and 2004;

                - Consolidated Statements of Cash Flows for the Years Ended
                  December 31, 2005 and 2004;

                - Notes to Consolidated Financial Statements.

            4. AllianceBernstein Holding L.P.:

                - Report of Independent Registered Public Accounting Firm - KPMG
                  LLP

                - Statement of Financial Condition as of December 31, 2005;

                - Statements of Income for the Years Ended December 31, 2005 and
                  2004;

                - Statements of Changes in Partners' Capital and Comprehensive
                  Income for the Years Ended December 31, 2005 and 2004;

                - Statements of Cash Flows for the Years Ended December 31,
                  2005 and 2004;

                - Notes to Financial Statements.

           (b) Exhibits.

           The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

            1. Resolutions of the Board of Directors of The Equitable Life
               Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated by reference to Exhibit 1 to the Registration Statement on Form N-4 (File No. 333-05593), filed June 10, 1996.

            2. Not applicable.

            3. (a) Distribution and Servicing Agreement among AXA Advisors, LLC (formerly EQ Financial Consultants, Inc. (formerly Equico Securities, Inc.)), The Equitable Life Assurance Society of the United States and Equitable Variable dated as of May 1, 1994, incorporated herein by reference to Exhibit 1-A(8) to Registration Statement on Form S-6 (File No. 333-17663), filed on December 11, 1996.

               (b) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of certain Separate Accounts, and Equitable Distributors, Inc., incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4 (File No. 333-05593) on May 1, 1998.

               (c) Form of Sales Agreement among Equitable Distributors, Inc., as Distributor, a Broker-Dealer (to be named) and a General Agent (to be named), incorporated herein by reference to
                    Exhibit 3(c) to the Registration Statement on Form N-4 (File No. 333-05593), filed June 10, 1996.

               (d) Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 incorporated herein by reference to exhibit 3(d) to the Registration Statement on Form N-4 (File No. 333-31131) filed on April 25, 2001.

               (e) General Agent Sales Agreement dated as of January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

               (f) First Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File
                    No. 2-30070, filed April 19, 2004.

               (g) Second Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

               (h) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

               (i) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

               (j) First Amendment to Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life Separate Accounts more particularly described in the Distribution Agreement and Equitable Distributors, Inc. incorporated herein by reference to this Registration Statement on Form N-4 (File No.
                    333-127445), filed on August 11, 2005.

               (k) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to this Registration Statement on Form N-4 (File No.
                    333-127445), filed on August 11, 2005.

               (l) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (m) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 4(p), filed on April 24, 2007.

            4. (a) Form of flexible premium deferred variable annuity certificate no. 2005IML-B incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445) filed on November 16, 2005.

               (b) Form of data page no. 2005IML DP incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445) filed on November 16, 2005.

               (c) Form of endorsement applicable to Non-Qualified contracts no. E-2005IML-NQ incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445) filed on November 16, 2005.

               (d) Form of endorsement applicable to ROTH IRA contracts no. E-2005IML-ROTH incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445) filed on November 16, 2005.

               (e) Form of endorsement applicable to Qualified Plan Defined Contribution contracts no. E-2005IML-QP incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445) filed on November 16, 2005.

               (f) Form of endorsement applicable to IRA contracts no. E-2005IML-IRA incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445) filed on November 16, 2005.

               (g) Form of endorsement applicable to TSA contracts no. E-2005IML-TSA incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445) filed on November 16, 2005.

               (h) Revisions to 2005IML-I, 2005IML, and 2005IML DP, previously filed with this Registration Statement, File No. 333-127445, on April 20, 2006.

               (i) Form of flexible premium deferred variable annuity certificate no. 2006RIFL2-B(NY), previously filed with this Registration Statement, File No. 333-127445, on June 23, 2006.

               (j) Form of data page no. 2006RIFL2 DP(NY), previously filed with this Registration Statement, File No. 333-127445, on June 23, 2006.

               (k) Form of guaranteed minimum death benefit (GMDB) rider annual ratchet to age 85 no. 2006GMDB-RIFL2(NY), previously filed with this Registration Statement, File No. 333-127445, on June 23, 2006.

            5. (a) Form of enrollment form under Group Annuity Contract and Application for Individual Contract no. 2005 App 01 IML, for use by AXA Advisors, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445) filed on November 16, 2005.

               (b) Form of enrollment form under Group Annuity Contract and Application for Individual Contract no. 2005 App 02 IML, for use by AXA Distributors, LLC, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445) filed on November 16, 2005.

               (c) Form of enrollment form no. 2006 App 02 RIFL2 NY under group annuity contract for use by AXA Advisors, previously filed with this Registration Statement, File No. 333-127445, on June 23, 2006.

               (d) Form of enrollment form no. 2006 App 01 RIFL2 NY under group annuity contract for use by AXA Distributors, LLC, previously filed with this Registration Statement, File No. 333-127445, on June 23, 2006.

            6. (a) Restated Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4 (File No.333-05593), filed March 6, 1997.

               (b) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4 (File
                    No.333-05593), filed March 6, 1997.

               (c) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

               (d) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

            7. Form of Reinsurance Agreement between Reinsurance Company and
               The Equitable Life Assurance Society of the United States incorporated herein by reference to Exhibit 7 to the Registration Statement on Form N-4 (File No. 333-05593) filed on April 25, 2001.

            8. (a) Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., (now AXA Advisors, LLC), incorporated herein by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953). Filed August 28, 1997.

               (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-60730) filed on December 4, 2001.

               (c) Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953),
                    filed on January 15, 2004.

            9. (a) Opinion and Consent of Dodie Kent, Esq., Vice President and Counsel of AXA Equitable, as to the legality of the securities being registered incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (b) Opinion and Consent of Dodie Kent, Esq., Vice President and Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-127445, on April 20, 2006.

               (c) Opinion and Consent of Dodie Kent, Esq., Vice President and Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-127445, on June 23, 2006.

               (d) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered.

        10. (a)(i)  Consent of PricewaterhouseCoopers LLP.

            (a)(ii) Consent of KPMG LLP.

               (b)  Powers of Attorney, incorporated herein by reference to
                    Exhibit 10.(f) to Registration Statement on Form N-4 (File No. 333-05593), filed on April 20, 2005.

               (c)  Powers of Attorney, incorporated herein by reference to
                    Exhibit 10.(g) to Registration Statement File No. 333-05593 on Form N-4, filed on October 14, 2005.

               (d) Power of Attorney for Alvin H. Fenichel dated October 19, 2005, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445) filed on November 16, 2005.

               (e) Powers of Attorney, previously filed with this Registration Statement, File No. 333-127445, on April 20, 2006.

               (f) Powers of Attorney for Ezra Suleiman and Anthony Hamilton, previously filed with this Registration Statement, File No. 333-127445, on June 23, 2006.

               (g)  Powers of Attorney.

           11.      Not applicable.

           12.      Not applicable.

           13.      Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
78 Pine Street, 2nd Floor
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
New York City Health
  and Hospitals Corporation
125 Worth Street, Suite 519
New York, NY 10013

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. 49 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

The AXA Organizational Charts 2006 are incorporated herein by reference to
Exhibit 26 to Registration Statement (File No. 333-141082) on Form N-4, filed March 6, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------
          AS OF:  DECEMBER 31, 2006

                                                                                             State of             State of
                                                                           Type of          Incorp. or           Principal
                                                                          Subsidiary         Domicile            Operation
                                                                          ----------         --------            ---------

                                                                                       --------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                         DE                   NY
-----------------------------------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                     ND                   ND
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                         Operating             DE                   CO
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                       Operating             DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                         Operating             DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                     HCO                DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
          See Attached Listing C
          -------------------------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                    DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
          AXA Financial (Bermuda) Ltd.*                                   Insurance          Bermuda              Bermuda
          -------------------------------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                        DE                   NY
          -------------------------------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                    DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                               Operating             DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                            Operating             AL                   AL
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC    Operating             DE                   NY
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC     Operating             MA                   MA
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                            Operating             NV                   NV
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                       Operating            P.R.                 P.R.
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.         Operating             TX                   TX
                   ----------------------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *             Insurance             NY                   NY
          -------------------------------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                    Insurance             CO                   CO
              ---------------------------------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                              Investment            DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                         Investment            DE                   NY
                   ----------------------------------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                  Investment            **
              ---------------------------------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                         HCO                NY                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   See Attached Listing A
                   ----------------------------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                        HCO                DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                Investment            PA                   PA
              ---------------------------------------------------------------------------------------------------------------------
              STCS, Inc.                                                  Investment            DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              EVSA, Inc.                                                  Investment            DE                   PA
              ---------------------------------------------------------------------------------------------------------------------

                                                                                                            Parent's
                                                                                             Number of     Percent of     Comments
                                                                            Federal           Shares       Ownership    (e.g., Basis
                                                                           Tax ID #            Owned       or Control    of Control)
                                                                           ---------           -----       ----------   ------------

                                                                          ----------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                    13-3623351
------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                45-0373941             1,000       100.00%
      ------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                          75-2961816                         100.00%
      ------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                        13-4194065                         100.00%
      ------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                          13-4194080                         100.00%
      ------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                   13-3976138                         100.00%
      ------------------------------------------------------------------------------------
          See Attached Listing C
          --------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                               52-2197822                 -       100.00%
      ------------------------------------------------------------------------------------
          AXA Financial (Bermuda) Ltd.*                                    14-1903564           250,000       100.00%
          --------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                   13-4078005             1,000       100.00%
          --------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                               13-4071393                 -       100.00%
              ----------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                06-1555494                 -       100.00%
              ----------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                             06-1562392                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC     13-4085852                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC      04-3491734                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                             13-3389068                         100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                        66-0577477                         100.00%
                   -----------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.          75-2529724             1,050       100.00%
                   -----------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *              13-5570651         2,000,000       100.00%   NAIC # 62944
          --------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                     13-3198083         1,000,000       100.00%   NAIC # 62880
              ----------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                               13-3385076                 -             -   G.P & L.P.
              ----------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                          13-3385080                 -             -   G.P.
                   -----------------------------------------------------------------------
              Real Estate Partnership Equities (various)                       -                      -             -   **
              ----------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                       22-2766036                 -       100.00%
              ----------------------------------------------------------------------------
                   See Attached Listing A
                   -----------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                      13-2677213         5,000,000       100.00%
              ----------------------------------------------------------------------------
              Wil-Gro, Inc                                                 23-2702404             1,000       100.00%
              ----------------------------------------------------------------------------
              STCS, Inc.                                                   13-3761592             1,000       100.00%
              ----------------------------------------------------------------------------
              EVSA, Inc.                                                   23-2671508                50       100.00%
              ----------------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

        * Affiliated Insurer

       ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

      *** All subsidiaries are corporations, except as otherwise noted.

          1.  The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

          2.  Effective Sept. 20, 1999,  AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
                   Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution
                     Holding Corp. to AXA Financial, Inc.
                   Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
                   Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding
                     Corp. to AXA Financial Services, LLC.

          3.  Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

          4.  In October 1999, AllianceBernstein Holding L.P. ("AllianceBernstein Holding") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

              As of December 31, 2006, AXF and its subsidiaries owned 60.28% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:
                           AXF held directly 32,700,754 AllianceBernstein Units (12.50%),
                           AXA Equitable Life directly owned 8,165,204 AllianceBernstein Units (3.12%),
                           ACMC, Inc. owned 66,220,822 AllianceBernstein Units (25.30%), and
                           ECMC, LLC owned 40,880,637 AllianceBernstein Units (15.61%).
                           On December 21, 2004, AXF contributed 4,389,192 (1.68%) AllianceBernstein Units to MONY Life and
                             1,225,000 (.47%) AllianceBernstein Units to MLOA.

                   AllianceBernstein Corporation also owns a 1% general partnership interest in AllianceBernstein L.P.

                   In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units").
                   AllianceBernstein Corporation owns 100,000 units of general partnership interest (0.04%), in AllianceBernstein
                   Holding L.P.  AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

          5.  EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999.
                   AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation
                   on Sept. 21, 1999.

          6.  Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.  EquiSource of Alabama, Inc. became AXA Network of
                   Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of
                   Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively.  Effective February 1, 2002, Equitable Distributors
                   Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc.  Effective
                   February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA
                   Distributors Insurance Agency of Massachusetts, LLC.

          7.  Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

          8.  Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.
          9.  Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable
                Life Insurance Company.
          10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.
          11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold.
          12. Effective May 26, 2005, Matrix Capital Markets Group was sold.
          12. Effective May 26, 2005, Matrix Private Equities was sold.
          13. Effective December 2, 2005, Advest Group was sold.
          14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein
                Corporation.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

          Dissolved: - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
                     - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
                     - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
                     - CCMI Corp. was dissolved on October 7, 1999.
                     - ELAS Realty, Inc. was dissolved January 29, 2002.
                     - EML Associates, L.P. was dissolved March 27, 2001.
                     - EQ Services, Inc. was dissolved May 11, 2001.
                     - Equitable BJVS, Inc. was dissolved October 3, 1999.
                     - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
                     - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
                     - Equitable JVS II, Inc. was dissolved December 4, 1996
                     - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                         dissolved on December 31, 2000.
                     - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
                     - EREIM Managers Corporation was dissolved March 27, 2001.
                     - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
                     - EVLICO, Inc. was dissolved in 1999.
                     - Franconom, Inc. was dissolved on December 4, 2000.
                     - GP/EQ Southwest, Inc. was dissolved October 21, 1997
                     - HVM Corp. was dissolved on Feb. 16, 1999.
                     - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
                     - Prime Property Funding, Inc. was dissolved in Feb. 1999.
                     - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
                     - Six-Pac G.P., Inc. was dissolved July 12,1999
                     - Paramount Planners, LLC., a direct subsidiary of  AXA Distribution Holding Corporation, was dissolved on December 5, 2003
                     - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
                     - ECLL Inc. was dissolved July 15, 2003
                     - MONY Realty Partners, Inc. was dissolved February 2005.
                     - Sagamore Financial LLC was dissolved August 31, 2006.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING A - Equitable Holdings, LLC
-----------------------------------

                                                                                               State of     State of
                                                                                  Type of     Incorp. or   Principal       Federal
                                                                                 Subsidiary    Domicile    Operation      Tax ID #
                                                                                 ----------    --------    ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          ----------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                       Operating        DE           NY         13-3049038
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                        Operating        VT           VT         06-1166226
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                            Operating        DE           NY         13-3266813
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                    Investment       DE           NY         13-3544879
                       -------------------------------------------------------------------------------------------------------------
                   AllianceBernstein Corporation (See Note 4 on Page 2)          Operating        DE           NY         13-3633538
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B

                       -------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                           Investment       DE           GA         58-1812697
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                  Investment       NY           NY         13-3593699
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                          Investment       NY           NY         13-3593692
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                         Investment       TX           TX         75-2338215
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                               Investment       DE           NJ         58-2169594
                       -------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                         Operating        DE           NY         52-2233674
                   -----------------------------------------------------------------------------------------------------------------
                       AXA  Distributors Insurance Agency of Alabama, LLC        Operating        DE           AL         52-2255113
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                    Operating        DE       CT, ME,NY      06-1579051
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC   Operating        MA           MA         04-3567096
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.          Operating        TX           TX         74-3006330
                       -------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                  Operating        DE           NY         13-3813232
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2) Operating        DE           NJ         22-3492811
                   -----------------------------------------------------------------------------------------------------------------

                                                                                              Parent's
                                                                                Number of   Percent of
                                                                                 Shares     Ownership            Comments
                                                                                  Owned     or Control   (e.g., Basis of Control)
                                                                                  -----     ----------   ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------
    AXA Financial Services, LLC   (Note 2)
    --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
            Equitable Holdings, LLC
            ------------------------------------------------------------------
                 ELAS Securities Acquisition Corporation                             500     100.00%
                 -------------------------------------------------------------
                 Equitable Casualty Insurance Company *                            1,000     100.00%
                 -------------------------------------------------------------
                 ECMC, LLC   (See Note 4 on Page 2)                                    -     100.00%
                 -------------------------------------------------------------
                     Equitable Capital Private Income & Equity                                         ECMC is G.P.
                       Partnership II, L.P.                                            -           -   ("Deal Flow Fund II")
                     ---------------------------------------------------------
                 AllianceBernstein Corporation (See Note 4 on Page 2)                100     100.00%
                 -------------------------------------------------------------
                     See Attached Listing B
                     ---------------------------------------------------------
                 Equitable JVS, Inc.                                               1,000     100.00%
                 -------------------------------------------------------------
                     Astor Times Square Corp.                                        100     100.00%
                     ---------------------------------------------------------
                     Astor/Broadway Acquisition Corp.                                100     100.00% G.P. of Astor Acquisition. L.P.
                     ---------------------------------------------------------
                     PC Landmark, Inc.                                             1,000     100.00%
                     ---------------------------------------------------------
                     EJSVS, Inc.                                                   1,000     100.00%
                     ---------------------------------------------------------
                 AXA Distributors, LLC                                                 -     100.00%
                 -------------------------------------------------------------
                     AXA  Distributors Insurance Agency of Alabama, LLC                -     100.00%
                     ---------------------------------------------------------
                     AXA Distriburors Insurance Agency, LLC                            -     100.00%
                     ---------------------------------------------------------
                     AXA Distributors Insurance Agency of Massachusetts, LLC           -     100.00%
                     ---------------------------------------------------------
                     AXA Distributors Insurance Agency of Texas, Inc.              1,000     100.00%
                     ---------------------------------------------------------
                 J.M.R. Realty Services, Inc.                                      1,000     100.00%
                 -------------------------------------------------------------
                 Equitable Structured Settlement Corp.  (See Note 8 on Page 2)       100     100.00%
                 -------------------------------------------------------------

* Affiliated Insurer

     Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.
     Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
     Efective January 1, 2002, Equitable Distributors, Inc. merged into
           AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING B - AllianceBernstein Corporation
-----------------------------------------

                                                                                                             State of      State of
                                                                                              Type of       Incorp. or    Principal
                                                                                             Subsidiary      Domicile     Operation
                                                                                             ----------      --------     ---------
AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -----------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Holding L.P. (See Note 4 on Page 2)                 Operating          DE            NY
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein L.P.  (See Note 4 on Page 2)                        Operating          DE            NY
                       -------------------------------------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                                HCO             DE            MA
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management LLC                                      HCO             DE            NY
                           ---------------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                               Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware                            HCO             DE            NY
                           ---------------------------------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                               Operating        India         India
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein (Argentina) S.R.L.                          Operating      Argentina     Argentina
                               -----------------------------------------------------------------------------------------------------
                               ACM Software Services Ltd.                                    Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                       Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Japan Inc.                                     HCO             DE            NY
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein Japan Ltd.                     Operating        Japan         Japan
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Invest. Management Australia Limited        Operating        Aust.         Aust.
                               -----------------------------------------------------------------------------------------------------
                                            Far Eastern Alliance Asset Management            Operating        Taiwan        Taiwan
                                            ----------------------------------------------------------------------------------------
                               AllianceBernstein Global Derivatives Corp.                    Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investimentos (Brazil) Ltda.                Operating        Brazil        Brazil
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Limited                                     Operating         U.K.          U.K.
                               -----------------------------------------------------------------------------------------------------
                                            ACM Berstein GmbH                                Operating        Gemany       Germany
                                            ----------------------------------------------------------------------------------------
                                            AllianceBernstein Services Limited               Operating         U.K.          U.K.
                                            ----------------------------------------------------------------------------------------
                               AllianceBernstein (Luxembourg) S.A.                           Operating         Lux.          Lux.
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein (France) SAS                   Operating        France        France
                               -----------------------------------------------------------------------------------------------------
                                            ACMBernstein (Deutchland) GmbH                   Operating       Germany       Germany
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                       Operating          DE        Singapore
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Australia Limited                           Operating        Aust.         Aust.
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Canada, Inc.                                Operating          DE          Canada
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein New Zealand Limited                         Operating         N.Z.          N.Z.
                               -----------------------------------------------------------------------------------------------------


                                                                                            Number  Parent's
                                                                                              of    Percent of       Comments
                                                                                  Federal   Shares  Ownership         (e.g.,
                                                                                 Tax ID #    Owned  or Control   Basis of Control)
                                                                                 ---------  ------  ----------  -------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
    AXA Financial Services, LLC   (Note 2)
    ----------------------------------------------------------------------------
      MONY Capital Management, Inc.
        ------------------------------------------------------------------------
            Equitable Holdings, LLC
            --------------------------------------------------------------------
                 AllianceBernstein Corporation                                                                owns 1% GP interest
                                                                                                              in AllianceBernstein
                                                                                                              L.P. and 100,000 GP
                                                                                                              units in Alliance-
                                                                                                              Bernstein Holding L.P.
                 --------------------------------------------------------------------------
                     AllianceBernstein Holding L.P. (See Note 4 on Page 2)       13-3434400                  -
                     ----------------------------------------------------------------------
                     AllianceBernstein L.P.  (See Note 4 on Page 2)              13-4064930
                     ----------------------------------------------------------------------
                         Cursitor Alliance LLC                                   22-3424339            100.00%
                         ------------------------------------------------------------------
                         Alliance Capital Management LLC                                               100.00%
                         ------------------------------------------------------------------
                             Sanford C. Bernstein & Co., LLC                     13-4132953            100.00%
                             --------------------------------------------------------------
                         AllianceBernstein Corporation of Delaware               13-2778645     10     100.00%
                         ------------------------------------------------------------------
                             ACAM Trust Company Private Ltd.                         -                 100.00%
                             --------------------------------------------------------------
                             AllianceBernstein (Argentina) S.R.L.                    -                 100.00%
                             --------------------------------------------------------------
                             ACM Software Services Ltd.                          13-3910857            100.00%
                             --------------------------------------------------------------
                             Alliance Barra Research Institute, Inc.             13-3548918  1,000     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Japan Inc.
                             --------------------------------------------------------------
                                          AllianceBernstein Japan Ltd.               -                 100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Invest. Management Australia Ltd      -                 100.00%
                             --------------------------------------------------------------
                                          Far Eastern Alliance Asset Management      -                  20.00% 3rd parties = 80%
                                          -------------------------------------------------
                             AllianceBernstein Global Derivatives Corp.          13-3626546  1,000     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Investimentos (Brazil) Ltda.          -                  99.00% Alliance Capital
                                                                                                               Oceanic Corp. owns 1%
                             --------------------------------------------------------------
                             AllianceBernstein Limited                               -     250,000     100.00%
                             --------------------------------------------------------------
                                          ACM Berstein GmbH                          -                 100.00%
                                          -------------------------------------------------
                                          AllianceBernstein Services Limited         -       1,000     100.00%
                                          -------------------------------------------------
                             AllianceBernstein (Luxembourg) S.A.                     -       3,999      99.98% Alliance Cap. Oceanic
                                                                                                               Corp. owns 0.025%
                             --------------------------------------------------------------
                                          AllianceBernstein (France) SAS             -                 100.00%
                             --------------------------------------------------------------
                                          ACMBernstein (Deutchland) GmbH             -                 100.00%
                             --------------------------------------------------------------
                             Alliance Capital Management (Asia) Ltd.             13-3752293            100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Australia Limited                     -                  50.00% 3rd parties = 50%
                             --------------------------------------------------------------
                             AllianceBernstein Canada, Inc.                      13-3630460 18,750     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein New Zealand Limited                   -                  50.00% 3rd parties = 50%
                             --------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING B - AllianceBernstein Corporation
-----------------------------------------

                                                                                                                State of   State of
                                                                                                     Type of   Incorp. or Principal
                                                                                                    Subsidiary  Domicile  Operation
                                                                                                    ----------  --------  ---------

AXA Financial, Inc.
---------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ---------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          -----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   --------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ----------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                    Operating  So Africa  So Africa
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                   Operating  Singapore  Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                            Operating  Mauritius  Mauritius
                               -----------------------------------------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd   Operating    India      India
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.    Operating    India      India
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                                Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                   Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                                Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                        Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                  Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                            Operating      DE         NJ
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                  Operating     H.K.       H.K.
                               -----------------------------------------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                         Operating    Taiwan     Taiwan
                                            ----------------------------------------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                      Operating     Lux.       Lux.
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                         Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.              Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                           Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                                            ACM Investments Ltd.                                    Operating     U.K.       U.K.
                                            ----------------------------------------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                     Operating     U.K.       U.K.
                                            ----------------------------------------------------------------------------------------


                                                                                                                     Number of
                                                                                                    Federal           Shares
                                                                                                   Tax ID #            Owned
                                                                                                   ---------           -----

AXA Financial, Inc.
--------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ---------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                       -
                               -----------------------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                      -
                               -----------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                               -
                               -----------------------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd      -
                               -----------------------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.       -
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                               13-3441277               1,000
                               -----------------------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                  13-3441277
                               -----------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                               52-1671668               1,000
                               -----------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                       13-3802178
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                 13-3191825                 100
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                           13-3211780                 100
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                     -
                               -----------------------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                            -
                                            ----------------------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                         -
                               -----------------------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                            -
                               -----------------------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.                 -
                               -----------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                              -
                               -----------------------------------------------------------------------------------
                                            ACM Investments Ltd.                                       -
                                            ----------------------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                        -
                                            ----------------------------------------------------------------------


                                                                                                    Parent's
                                                                                                   Percent of      Comments
                                                                                                   Ownership        (e.g.,
                                                                                                   or Control    Basis of Control)
                                                                                                   ----------    -----------------

AXA Financial, Inc.
--------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ---------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                        100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                       100.00%
                               --------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                                100.00%
                               --------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd        75.00% 3rd parties = 25%
                               --------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.        100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                                    100.00% inactive
                               --------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                       100.00% inactive
                               --------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                                    100.00%
                               --------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                            100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                            1
                               --------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                                100.00%  formerly, Alliance
                                                                                                                 Fund Services, Inc.
                               --------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                       50.00% 3rd parties = 50%
                               --------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                            -------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                           99.00% AllianceBernstein
                                                                                                                Lux owns 1%
                               --------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                             100.00%
                               --------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                               --------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                               100.00%
                               --------------------------------------------------------------------
                                            ACM Investments Ltd.                                        100.00%
                                            -------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                         100.00%
                                            -------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------
LISTING C - MONY
----------------

                                                                                                      State of          State of
                                                                                      Type of        Incorp. or        Principal
                                                                                     Subsidiary       Domicile         Operation
                                                                                     ----------       --------         ---------
AXA Financial, Inc.
------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                    Operating           DE                CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                  Operating           DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                    Operating           DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                HCO              DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                              Insurance           NY                NY
          --------------------------------------------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                          HCO              DE                NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.*       Insurance       Argentina         Argentina
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                     HCO           Jamaica           Jamaica
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                   Operating     Cayman Islands    Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                Operating         Brazil            Brazil
                       -------------------------------------------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.*            Insurance     Cayman Islands    Cayman Islands
                       -------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of America*                                Insurance           AZ                NY
              ----------------------------------------------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                                Insurance           OH                OH
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                             HCO              DE                NY
              ----------------------------------------------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                                  Operating           OH                OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                              Operating           DE                PA
                   -----------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                            Operating           OH                OH
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                         Operating           AL                AL
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                           Operating           TX                TX
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                   Operating           MA                MA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                      Operating           WA                WA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                      Operating           NM                NM
                       -------------------------------------------------------------------------------------------------------------
                   1740 Ventures, Inc.                                               Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                               Operating           GA                GA
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                            Operating           DE                GA
                       -------------------------------------------------------------------------------------------------------------
                   MONY Assets Corp.                                                    HCO              NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Benefits Management Corp.                                Operating           DE                NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                   Operating           DE                NY
                       -------------------------------------------------------------------------------------------------------------
                   1740 Advisers, Inc.                                               Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Securities Corporation                                       Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.               Operating           MN                NY
                       -------------------------------------------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                             Operating           MN                NY
                       -------------------------------------------------------------------------------------------------------------

                                                                                                              Parent's
                                                                                                 Number of   Percent of  Comments
                                                                                   Federal        Shares     Ownership  (e.g., Basis
                                                                                  Tax ID #         Owned     or Control  of Control)
                                                                                  ---------        -----     ----------  -----------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          ------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                 75-2961816                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                               13-4194065                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                 13-4194080                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                          13-3976138                   100.00%
      ----------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                           13-1632487                   100.00%
          ------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                    13-3790446                   100.00%
              --------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.*    98-0157781                   100.00%
                   ---------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                                             99.00%
                   ---------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                98-0152047                   100.00%
                   ---------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                                           99.00%
                       -----------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.*         98-0152046                   100.00%
                       -----------------------------------------------------------------------
              MONY Life Insurance Company of America*                             86-0222062                   100.00%
              --------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                             38-2046096       405,000     100.00%
              --------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                       11-3722370         1,000     100.00%
              --------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                               31-1465146            99      99.00%
                   ---------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                           22-3015130         1,500     100.00%
                   ---------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                         31-1562855             5     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                      62-1699522             1     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                        74-2861481            10     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                06-1496443             5     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                   91-1940542             1     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                   62-1705422             1     100.00%
                       -----------------------------------------------------------------------
                   1740 Ventures, Inc.                                            13-2848244         1,000     100.00%
                   ---------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                            58-1660289           500     100.00%
                   ---------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                         22-1990598         1,000     100.00%
                       -----------------------------------------------------------------------
                   MONY Assets Corp.                                              13-2662263       200,000     100.00%
                   ---------------------------------------------------------------------------
                       MONY Benefits Management Corp.                             13-3363383         9,000     100.00%
                       -----------------------------------------------------------------------
                       MONY Benefits Service Corp.                                13-4194349         2,500     100.00%
                       -----------------------------------------------------------------------
                   1740 Advisers, Inc.                                            13-2645490        14,600     100.00%
                   ---------------------------------------------------------------------------
                   MONY Securities Corporation                                    13-2645488         7,550     100.00%
                   ---------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.            41-1941465         1,000     100.00%
                       -----------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                          41-1941464             1     100.00%
                       -----------------------------------------------------------------------

  -  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
  -  As of February 2005, MONY Realty Partners, Inc. was dissolved
  -  MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Jamaican regulatory reasons.
  -  MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Brazilian regulatory reasons.
  -  Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of it stock for regulatory reasons.
  -  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
  -  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
  -  As of August 31, 2006,  Sagamore Financial LLC was dissolved

Item 27.   Number of Contractowners

           As of February 28, 2007, there are 277 Qualified Contractholders and 385 Non-Qualified Contractholders of the contracts to be offered by the registrant under this Registration Statement.

Item 28.   Indemnification

           (a) Indemnification of Officers and Directors

           The by-laws of the Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

             7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

             (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

            (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

           (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                  (b) To the extent permitted by the law of the State of New
                      York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216.

           The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, Starr Excess Liability International and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

           (b) Indemnification of Principal Underwriters

           To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC. and AXA Advisors, LLC.

           (c) Undertaking

           Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters

           (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and MONY's MONY Variable Account S, MONY America Variable Account S and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY,NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

*Anthony F. Recine                    Chief Compliance Officer - Investment
                                      Advisory Activities

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Risk Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer - Broker-Dealer Activities

*Christine Nigro                      Chief Operations Officer

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Maurya Keating                       Vice President and Counsel

*Gary Gordon                          Vice President

 Danielle D. Wise                     Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Irina Gyula                          Assistant Vice President

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*James Mullery                        Director, Executive Vice President and
                                      Chief Operating Officer

*William Miller, Jr.                  Executive Vice President and Chief Sales
                                      Officer

*Michael Brandreit                    Senior Vice President, Managing Director
                                      and National Sales Manager

*John Kennedy                         Senior Vice President, Managing Director
                                      and National Sales Manager

*Kirby Noel                           Senior Vice President, Managing Director
                                      and National Sales Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Eric Retzlaff                        Senior Vice President

*Michael McCarthy                     Senior Vice President, Managing Director
                                      and National Sales Manager

*Norman J. Abrams                     Vice President and General Counsel

*Linda J. Galasso                     Vice President and Secretary

*Ronald R. Quist                      Vice President and Treasurer

*Patrick O'Shea                       Vice President and Chief Financial Officer

*Kurt Auleta                          Vice President and Strategy Officer

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.   Location of Accounts and Records

           The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020 and 200 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31.   Management Services

           Not applicable.


Item 32.   Undertakings

           Registrant hereby undertakes:

           (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

           (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

           (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Certificates include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all certificates sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any Certificate or prospectus, or otherwise.

     The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b)of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of April, 2007.

                                    SEPARATE ACCOUNT No. 49 OF
                                    AXA EQUITABLE LIFE INSURANCE COMPANY
                                                (Registrant)

                                    By: AXA Equitable Life Insurance Company
                                                 (Depositor)

                                    By: /s/ Dodie Kent
                                        ----------------------
                                            Dodie Kent
                                            Vice President and Associate General
                                            Counsel
                                            AXA Equitable Life Insurance Company

                                  SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of April, 2007.

                                AXA EQUITABLE LIFE INSURANCE COMPANY
                                           (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel
                                   AXA Equitable Life Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert             Anthony Hamilton             Joseph H. Moglia
Christopher M. Condron       Mary R. (Nina) Henderson     Lorie A. Slutsky
Henri de Castries            James F. Higgins             Peter J. Tobin
Denis Duverne                Scott D. Miller              Ezra Suleiman
Charlynn Goins




*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 26, 2007

                                 Exhibit Index

Exhibit
No.        Description                                               Tag Name
-------    -----------                                               --------
9.(d)      Opinion and Consent of Counsel                            EX-99.9d

10.(a)(i)  Consent of PricewaterhouseCoopers LLP                     EX-99.10ai

10.(a)(ii) Consent of KPMG LLP                                       EX-99.10aii

10.(g)     Powers of Attorney                                        EX-99.10g